Prospectus - May 3, 1999
--------------------------------------------------------------------------------

The Funds

Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
Aetna Value Opportunity VP
AIM V. I. Capital Appreciation Fund
AIM V. I. Growth Fund
AIM V. I. Growth and Income Fund
AIM V. I. Value Fund
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio Fidelity Variable Insurance Products Fund II (VIP II) Contrafund Portfolio Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust*
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio


The Contracts. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

--------------------------------------------------------------------------------
Why reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents . . . page 3
--------------------------------------------------------------------------------

Contract Design. The contracts are designed to:

>Help you save for retirement while receiving beneficial tax treatment

>Offer a variety of investment options to help meet long-term financial goals

>Provide a benefit to a beneficiary in the event of death

>Provide future income payments over a lifetime or for a specified period

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending on the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

The funds in which the subaccounts invest have various risks. For information about risks of investing in the funds see "Investment Options" in this prospectus and each fund prospectus. Retain the fund prospectuses for future reference.

Fixed Interest Options.

>Guaranteed Accumulation Account

>Fixed Plus Account

>Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

-------------------------
* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

--------------------------------------------------------------------------------


Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-525-4225. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, http://www.sec.gov and may also be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 46 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                          TABLE OF CONTENTS



------------------------------------------------------
 Contract Overview ............................... 4
 Who's Who
 The Contract and Your Retirement Plan
 Contract Rights
 Contract Facts
 Contract Phases: Accumulation Phase, Income Phase
 Questions: Contacting the Company
 Sending Requests in Good Order
------------------------------------------------------


Fee Table ...................................  6
Condensed Financial Information ............. 10
Investment Options .......................... 10
Transfers ................................... 12
Contract Purchase and Participation ......... 13
Contract Ownership and Rights ............... 14
Right to Cancel ............................. 15
Fees ........................................ 16
Your Account Value .......................... 22
Withdrawals ................................. 24
Loans ....................................... 26
Systematic Distribution Options ............. 26
Death Benefit ............................... 27
Income Phase ................................ 29
Taxation .................................... 33
Other Topics ................................ 40


The Company - Variable Annuity Account C - Performance Reporting - Voting Rights - Contract Distribution - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Year 2000 Readiness



Contents of the Statement of Additional Information ..................... 46
Appendix I - Guaranteed Accumulation Account ............................ 47
Appendix II - Fixed Account ............................................. 49
Appendix III - Fixed Plus Account ....................................... 51
Appendix IV - Employee Appointment of Employee as Agent ................. 55
Appendix V - Fund Descriptions .......................................... 56
Appendix VI - Condensed Financial Information Table of Contents ......... 59

The Contract and Your
Retirement Plan

Retirement Plan (plan): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your Aetna representative or the Company.

Contract Rights: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

Contract Overview
--------------------------------------------------------------------------------
The following is a summary. Please read each section of this prospectus for additional information.

                                   Who's Who

You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

-------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

                                 Contract Facts


Free look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract. Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."


Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "Income Phase."

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation: The Tax Code has certain rules that apply to amounts accumulated and distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

                             Contract Phases

I. The Accumulation Phase (accumulating retirement benefits)


                                                 +--------------+
                                                 |  Payments to |
STEP 1: You or the contract                      | Your Account |
holder provide Aetna Life                        +--------------+
Insurance and Annuity                           Step 1 [arrow down]
Company with your completed        +------------------------------------------+
enrollment materials.              | Aetna Life Insurance and Annuity Company |
  According to the plan, we set    +------------------------------------------+
up one or more accounts for you.     a. [arrow down]   Step 2   b. [arrow down]
We may set up account(s) for       +--------+    +----------------------------+
employer contributions and/or      | Fixed  |    |       Variable Annuity     |
for contributions from your        |Interest|    |          Account C         |
salary.                            |Options |    |                            |
                                   |        |    | Variable Investment Options|
STEP 2: The contract holder,       +--------+    +----------------------------+
or you if permitted by your                                The Subaccounts
plan, directs us to invest your                  +--------+---------+---------+
account dollars in any of the:                   |   A    |    B    |   Etc.  |
(a) Fixed Interest Options                       +--------+---------+---------+
(b) Variable Investment                          Step 2(b)[arrow down]
    Options. (The variable investment            +--------+---------+---------+
    options are the subaccounts of               | Mutual |  Mutual |   Etc.  |
    Variable Annuity Account B. Each             | Fund A |  Fund B |         |
    one invests in a specific mutual             +--------+---------+---------+
    fund.)
STEP 2(b), continued: The subaccount(s)
selected purchases shares of its
corresponding fund.


II. The Income Phase The contract offers several payment options (see "Income Phase.") In general, you may:

> Receive payments over a lifetime or for a specified period

> Receive payments monthly, quarterly, semi-annually or annually

> Select an option that provides a death benefit to beneficiaries

> Select fixed payments or payments that vary based on the performance of the variable investment options you select.

Questions? Contact your local representative or write or call the Home Office:

Aetna Retirement Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277

1-800-525-5225

Sending forms and written requests in good order

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

In This Section:

>Maximum Transaction Fees

>Maximum Fees deducted from investments in the Subaccounts

>Fund Fees

>Examples of Fee Deductions

See "Fees" for:

>Early Withdrawal Charge Schedules

>How, When and Why Fees are Deducted

>Reduction, Waiver and/or Elimination of Certain Fees

>Premium and Other Taxes

See "Income Phase" for:

>Fees during the income phase

Fee Table
--------------------------------------------------------------------------------
The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable


Transaction Fees

Maximum Early Withdrawal Charge*........................ 5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.


Maximum Annual Maintenance Fee*........................................$20.00


Fees Deducted From the Subaccounts

Maximum Amounts*
(Daily deductions equal to the given percentage on an annual basis)


Mortality and Expense Risk Charge.......................................1.25%

Administrative Expense Charge.......................................... 0.25%
                                                                        -----

Total Separate Account Expenses........................................ 1.50%
                                                                        =====


 -------------------------
*These fees may be waived, reduced or eliminated in certain circumstances. See
 "Fees."

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998.


                                                                                       Total Fund                  Net Fund
                                                                                         Annual                     Annual
                                                                                        Expenses                   Expenses
                                                               Investment                Without       Total        After
                                                                Advisory      Other    Waivers or   Waivers and   Waivers or
                                                                 Fees(1)    Expenses   Reductions    Reductions   Reductions
                                                              ------------ ---------- ------------ ------------- -----------
Aetna Ascent VP(2)(3)                                            0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Balanced VP, Inc.(3)                                       0.50%       0.09%       0.59%            --         0.59%
Aetna Bond VP(3)                                                 0.40%       0.10%       0.50%            --         0.50%
Aetna Crossroads VP(2)(3)                                        0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Growth VP(2)(3)                                            0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Growth and Income VP(3)                                    0.50%       0.08%       0.58%            --         0.58%
Aetna High Yield VP(2)(3)                                        0.65%       0.40%       1.05%          0.25%        0.80%
Aetna Index Plus Large Cap VP(2)(3)                              0.35%       0.10%       0.45%          0.00%        0.45%
Aetna Index Plus Mid Cap VP(2)(3)                                0.40%       0.51%       0.91%          0.31%        0.60%
Aetna Index Plus Small Cap VP(2)(3)                              0.40%       0.61%       1.01%          0.41%        0.60%
Aetna International VP(2)(3)                                     0.85%       1.22%       2.07%          0.92%        1.15%
Aetna Legacy VP(2)(3)                                            0.60%       0.16%       0.76%          0.00%        0.76%
Aetna Money Market VP(3)                                         0.25%       0.09%       0.34%            --         0.34%
Aetna Real Estate Securities VP(2)(3)                            0.75%       0.73%       1.48%          0.53%        0.95%
Aetna Small Company VP(2)(3)                                     0.75%       0.14%       0.89%          0.00%        0.89%
Aetna Value Opportunity VP(2)(3)                                 0.60%       0.14%       0.74%          0.00%        0.74%
AIM V. I. Capital Appreciation Fund(4)                           0.62%       0.05%       0.67%            --         0.67%
AIM V. I. Growth Fund(4)                                         0.64%       0.08%       0.72%            --         0.72%
AIM V. I. Growth and Income Fund(4)                              0.61%       0.04%       0.65%            --         0.65%
AIM V. I. Value Fund(4)                                          0.61%       0.05%       0.66%            --         0.66%
Calvert Social Balanced Portfolio(5)                             0.70%       0.18%       0.88%          0.02%        0.86%
Fidelity VIP Equity-Income Portfolio(6)                          0.49%       0.09%       0.58%          0.01%        0.57%
Fidelity VIP Growth Portfolio(6)                                 0.59%       0.09%       0.68%          0.02%        0.66%
Fidelity VIP Overseas Portfolio(6)                               0.74%       0.17%       0.91%          0.02%        0.89%
Fidelity VIP II Contrafund Portfolio(6)                          0.59%       0.11%       0.70%          0.04%        0.66%
Janus Aspen Aggressive Growth Portfolio(7)                       0.72%       0.03%       0.75%          0.00%        0.75%
Janus Aspen Balanced Portfolio(7)                                0.72%       0.02%       0.74%          0.00%        0.74%
Janus Aspen Flexible Income Portfolio(7)                         0.65%       0.08%       0.73%          0.00%        0.73%
Janus Aspen Growth Portfolio(7)                                  0.72%       0.03%       0.75%          0.07%        0.68%
Janus Aspen Worldwide Growth Portfolio(7)                        0.67%       0.07%       0.74%          0.02%        0.72%
Lexington Natural Resources Trust(8)                             1.00%       0.29%       1.29%          0.00%        2.50%
Oppenheimer Global Securities Fund/VA(4)                         0.68%       0.06%       0.74%            --         0.74%
Oppenheimer Strategic Bond Fund/VA(4)                            0.74%       0.06%       0.80%            --         0.80%
Portfolio Partners MFS Emerging Equities Portfolio (9)           0.68%       0.13%       0.81%          0.00%        0.83%
Portfolio Partners MFS Research Growth Portfolio (9)             0.70%       0.15%       0.85%            --         0.85%
Portfolio Partners MFS Value Equity Portfolio(9)                 0.65%       0.25%       0.90%            --         0.90%
Portfolio Partners Scudder International Growth
  Portfolio(9)                                                   0.80%       0.20%       1.00%            --         1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(9)      0.60%       0.15%       0.75%            --         0.75%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual Expenses do not exceed the percentage reflected under Net fund Annual Expenses After Waivers or Reductions.

(3) Prior to May 1, 1998, the portfolio's investment adviser provided administrative services to the portfolio and assumed the portfolio's ordinary recurring direct costs under an administrative services agreement. After that date, the portfolio's investment adviser provided administrative services but no longer assumed all of the porfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the new administrative services agreement and estimates the portfolio's ordinary recurring direct costs.

(4) Fee waiver/expense reimbursement obligations do not apply to these porfolios.

(5) The figures above are based on expenses for fiscal year 1998, and have been restated to reflect the elimination of a performance adjustment. The restatement includes an addition of 0.01% to the portfolio management fee. Other Expenses reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. Amount shown under Total Waivers and Reductions reflect a voluntary reduction of fees paid indirectly.

(6) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under Total Waivers and Reductions.

(7) All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the Management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Janus Capital has agreed to continue other waivers and fee reduction until at least the next annual renewal of the advisory agreement.

(8) For 1998, the fund's investment adviser voluntarily agreed to limit the total expenses of the fund (excluding interest, taxes, brokerage commissions, and extraordinary expense, but including management fees and operating expenses) to an annual rate of 2.50% of the fund's average daily net assets. This voluntary agreement will remain in effect through December 31, 1999.

(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above. For the Porfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1998 were less than the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 1999 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Examples


Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.25% on an annual basis, administrative expense charge of 0.25% on an annual basis, and a maintenance fee of $20.00 (converted to a percentage of assets equal to 0.050%). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.


-------------------------------------------
> These examples are purely hypothetical

> They should not be considered a
  representation of past or future fees or expected returns

> Actual fees and/or returns may be more or
  less than those shown in these examples.
-------------------------------------------



                                                            EXAMPLE A                              EXAMPLE B
                                             --------------------------------------- --------------------------------------
                                                                                        If you leave your entire account
                                               If you withdraw your entire account   value invested or if you select an income
                                             value at the end of the periods shown,  phase payment option at the end of the
                                                you would pay the following fees,       periods shown, you would pay the
                                                 including any applicable early       following fees (no early withdrawal
                                                  withdrawal charge assessed:*              charge is reflected):**
                                             1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                             -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                 $75      $126      $180      $264         $23       $72      $123      $264
Aetna Balanced VP, Inc.                         $73      $121      $173      $247         $22       $67      $115      $247
Aetna Bond VP                                   $72      $119      $168      $238         $21       $64      $110      $238
Aetna Crossroads VP                             $75      $126      $180      $264         $23       $72      $123      $264
Aetna Growth VP                                 $75      $126      $180      $264         $23       $72      $123      $264
Aetna Growth and Income VP                      $73      $121      $172      $246         $22       $67      $114      $246
Aetna High Yield VP                             $78      $135      $194      $293         $26       $81      $138      $293
Aetna Index Plus Large Cap VP                   $72      $117      $166      $233         $20       $63      $108      $233
Aetna Index Plus Mid Cap VP                     $76      $131      $188      $280         $25       $77      $131      $280
Aetna Index Plus Small Cap VP                   $77      $133      $192      $290         $26       $80      $136      $290
Aetna International VP                          $87      $163      $241      $388         $36      $111      $187      $388
Aetna Legacy VP                                 $75      $126      $181      $265         $23       $72      $124      $265
Aetna Money Market VP                           $71      $114      $160      $221         $19       $59      $102      $221
Aetna Real Estate Securities VP                 $82      $147      $214      $335         $31       $94      $159      $335
Aetna Small Company VP                          $76      $130      $187      $278         $25       $76      $130      $278
Aetna Value Opportunity VP                      $75      $126      $180      $263         $23       $72      $123      $263
AIM V.I. Capital Appreciation Fund              $74      $124      $176      $255         $23       $69      $119      $255
AIM V.I. Growth Fund                            $74      $125      $179      $261         $23       $71      $122      $261
AIM V.I. Growth and Income Fund                 $74      $123      $175      $253         $22       $69      $118      $253
AIM V.I. Value Fund                             $74      $123      $176      $254         $22       $69      $118      $254
Calvert Social Balanced Portfolio               $76      $130      $186      $277         $25       $76      $130      $277
Fidelity VIP Equity-Income Portfolio            $73      $121      $172      $246         $22       $67      $114      $246
Fidelity VIP Growth Portfolio                   $74      $124      $177      $256         $23       $70      $119      $256
Fidelity VIP II Contrafund Portfolio            $74      $125      $178      $258         $23       $70      $120      $258
Fidelity VIP Overseas Portfolio                 $76      $131      $188      $280         $25       $77      $131      $280
Janus Aspen Aggressive Growth Portfolio         $75      $126      $180      $264         $23       $72      $123      $264
Janus Aspen Balanced Portfolio                  $75      $126      $180      $263         $23       $72      $123      $263
Janus Aspen Flexible Income Portfolio           $74      $125      $179      $262         $23       $71      $122      $262
Janus Aspen Growth Portfolio                    $75      $126      $180      $264         $23       $72      $123      $264
Janus Aspen Worldwide Growth Portfolio          $75      $126      $180      $263         $23       $72      $123      $263
Lexington Natural Resources Trust               $80      $141      $206      $317         $29       $88      $150      $317
Oppenheimer Global Securities Fund/VA           $75      $126      $180      $263         $23       $72      $123      $263
Oppenheimer Strategic Bond Fund/VA              $75      $127      $183      $269         $24       $73      $126      $269
Portfolio Partners MFS Emerging Equities
  Portfolio                                     $75      $128      $183      $270         $24       $74      $126      $270
Portfolio Partners MFS Research Growth
  Portfolio                                     $76      $129      $185      $274         $24       $75      $128      $274
Portfolio Partners MFS Value Equity Portfolio   $76      $130      $187      $279         $25       $76      $131      $279
Portfolio Partners Scudder International
  Growth Portfolio                              $77      $133      $192      $289         $26       $79      $136      $289
Portfolio Partners T. Rowe Price Growth
  Equity Portfolio                              $75      $126      $180      $264         $23       $72      $123      $264

-----------------
* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.


** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump sum payment is requested within a certain number of years as specified in the contract. In that case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options.
When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending on the performance and fees of its underlying mutual fund. You do not invest directly in or hold shares of the funds.


>Fund Descriptions. We provide brief descriptions of the funds in Appendix V.
 Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed on the cover of this prospectus, by contacting the SEC's website, or by contacting the SEC Public Reference Room.


Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options

 o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 o Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------

Limits on Option Availability. Some funds and fixed interest options may not be available through certain contracts and plans, or in some states. We may add, withdraw or substitute funds, subject to the conditions in the contract and in compliance with regulatory requirements.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.


Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding) "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>Shared--bought by more than one company

>Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers
--------------------------------------------------------------------------------
Transfers Among Investment Options. During the accumulation phase and, under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office.

Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from following telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.


We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


The Dollar Cost Averaging Program. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Contract Purchase and Participation
--------------------------------------------------------------------------------

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b), 414(h) and 457.

ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA) as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.


Purchasing the Contract.

1. The contract holder submits the required forms and application to the Company
2. We approve the forms and issue a contract to the contract holder

Participating in the Contract.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder)
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any payments.

Methods of Payment. The contract may allow one or more of the following payment methods:

>Lump sum payments--A one-time payment to your account in the form of a transfer from a previous plan

>Installment payments--More than one payment made over time to your account

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. (See "Fees--Early Withdrawal Charge Schedules")

Allocation of Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. (See "Investment Options" and "Transfers.")

Transfer Credits The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. (See "Taxation.")


Contract Ownership and Rights
--------------------------------------------------------------------------------
Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

>Under 457 Plans. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

>Under 403(b) Plans. Under the contract we may establish one or more accounts for you. Generally we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

 Under 401(a)/401(k) or 403(a) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.



Who Holds Rights under the Contract?

>Under all contracts, except those issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

>If you participate in the contract through a voluntary 403(b) plan, you hold all rights under the contract.


Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

Types of Fees

There are three types of fees which you may incur under the contract:

>Transaction Fees
 o Early Withdrawal Charge
 o Annual Maintenance Fee

>Fees Deducted from the Subaccounts
 o Mortality and Expense Risk Charge
 o Administrative Expense Charge

>Fees Deducted by the Funds
 o Investment Advisory Fees
 o Other Expenses


Terms to Understand in
Schedules I and II

>Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

>Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.


>Purchase Payment Period (for installment payments under some contracts)-- the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed can not exceed the number of account years completed, regardless of the number of payments made.



Fees
--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses are covered by our general assets which are attributable in part to the mortality and expense risk charge described below.

Amount: The charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total payments to the account.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate, or the contract (held by the contract holder).

Schedule I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.


Each contract will specify whether a schedule is based on one of the following:
1) The number of years since the account was established; 2) the number of years since the contract was established; 3) the number of completed purchase payment periods.


Unless the contract provides otherwise, the same schedule applies to installment payments (ongoing contributions) and to single payments (rollovers, exchanges or other one-time contributions).

                                  Schedule I

---------------------------------------------------------------------
       Payment Periods, Contract Years or
       Account Years Completed (depending
       on the contract)                      Early Withdrawal Charge
------------------------------------------   ------------------------
       Fewer than 5                                     5%
       5 or more but fewer than 7                       4%
       7 or more but fewer than 9                       3%
       9 or more but fewer than 10                      2%
       more than 10                                     0%
---------------------------------------------------------------------

Schedule II. For contracts where we establish distinct accounts for installment payments and single payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.



                                  Schedule II

---------------------------------------------------------------------
  Account Years Completed                 Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 5                                       5%
  5 or more but fewer than 6                         4%
  6 or more but fewer than 7                         3%
  7 or more but fewer than 8                         2%
  8 or more but fewer than 9                         1%
  9 or more                                          0%
---------------------------------------------------------------------

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

>Used to provide income payments during the income phase;

>Paid because of your death before income payments begin;

>Paid where your account value is $3,500 or less and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months;

>Taken because of the election of a systematic distribution option (see
 "Systematic Distribution Options");

>Taken on or after the tenth anniversary of the effective date of the account;
 or

>Taken under accounts with an early withdrawal charge schedule based on completed payment periods, when you are at least age 591/2 and have completed at least nine payment periods.

Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

>Taken after you have separated from service with your employer. Under certain contracts, the employer must provide documentation of separation to the Company;

>Used to purchase an Aetna single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period. If you cancel the new contract, we will reinstate the account under the old contract. The amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established;

>Depending on the plan, due to financial hardship or hardship resulting from an unforeseeable emergency as defined by the Tax Code;


>From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, that is not more than 10% of your account value and is the first partial withdrawal in a calendar year. To qualify for this waiver you must be between the ages of 59-1/2 and 70-1/2 and cannot have elected the systematic withdrawal option. Any outstanding loans are not included in the account value when determining the 10% amount. This waiver does not apply to full withdrawals or to a withdrawal due to a loan default;

>Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company; or

>When we terminate an account under the circumstances described in "Other
 Topics--Account Termination."


Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>The number of participants under the plan

>The expected level of assets or cash flow under the plan

>Our agent's involvement in sales activities

>Our sales-related expenses

>Distribution provisions under the plan

>The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts

>The level of employer involvement in determining eligibility for distributions under the contract

>Our assessment of financial risk to the Company relating to withdrawals

>Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the state of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below.


---------------------------------------------------------------------
  Completed Account Years                 Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 3                                       5%
  3 or more but fewer than 4                         4%
  4 or more but fewer than 5                         3%
  5 or more but fewer than 6                         2%
  6 or more but fewer than 7                         1%
  7 or more                                          0%
---------------------------------------------------------------------

Maintenance Fee

Maximum Amount: $20.00

When/How: For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose: This fee helps defray the administrative expenses we incur in establishing and maintaining your account.


Reduction or elimination: When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>The size, type and nature of the group to which a contract is issued;


>The expected level of assets under the plan. Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder;


>The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide;

>The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group changes.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of your account value invested in the subaccounts.

When/How: This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

Purpose: The fee compensates us for the mortality and expense risks we assume under the contracts.

>The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

>The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction: We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase. Any reduction will reflect differences in expenses for administration based on such factors as:

>The expected level of assets under the plan. Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder.

>The size of the prospective group, projected annual number of eligible participants and the program's participation rate.

>The plan design. For example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses.

>The frequency, consistency and method of submitting payments and loan repayments.

>The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services.

>The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services.

>The projected frequency of distributions.

>The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established.

Administrative Expense Charge

Maximum Amount: 0.25% annually of your account value invested in the subaccounts.

When/How: For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/ or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose: This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction: Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

III. Fund Expenses

Maximum Amount: Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

When/How: Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

Purpose: These amounts help to pay the fund's investment advisor and operating expenses.

IV. Premium and Other Taxes

Maximum Amount: Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending on the jurisdiction.

When/How: We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. (See "Taxation.")

Your Account Value
--------------------------------------------------------------------------------
During the accumulation phase, your account value at any given time equals:

>Account dollars directed to the fixed interest options, including interest earnings to date

>Less any deductions from the fixed interest options (e.g. withdrawals, fees)

>Plus the current dollar value of amounts invested in the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>The net assets of the fund held by the subaccount as of the current valuation, minus;

>The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

>Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

>Divided by the total value of the subaccount's units at the preceding valuation;

>Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

                                                          +-------------------+
                                                          |$5,000 contribution|
                                                          +-------------------+
Step 1: An Investor                                        Step 1 [arrow down]
contributes $5000                              +----------------------------------------+
                                               |Aetna Life Insurance and Annuity Company|
                                               +----------------------------------------+
Step 2:                                                    Step 2 [arrow down]
                                               +----------------------------------------+
A. He directs us to invest                     |       Variable Annuity Account C       |
   $3,000 in Fund A. His                       +---------------+-----------------+------+
   dollars purchase 300                        | Subaccount A  |  Subaccount B   | Etc. |
   accumulation units of                       | 300           |  80             |      |
   Subaccount A ($3,000                        | accumulation  |  accumulation   |      |
   divided by the current                      | units         |  units          |      |
   $10 AUV).                                   |               |                 |      |
                                               |               |                 |      |
B. He directs us to invest                     |               |                 |      |
   $2,000 in Fund B. His                       |               |                 |      |
   dollars purchase 80                         |               |                 |      |
   accumulation units of                       |               |                 |      |
   Subaccount B ($2,000                        |               |                 |      |
   divided by the current                      |               |                 |      |
   $25 AUV).                                   |               |                 |      |
                                               +---------------+-----------------+------+
Step 3: The separate account                                 Step 3 [arrow down]
then purchases shares of the                       +------+         +------+
applicable funds at the                            |Fund A|         |Fund B|
current market value (NAV).                        +------+         +------+

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.


Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>Maintenance Fee (see "Fees--Maintenance Fee")


>Market Value Adjustment (see Appendix I)


>Tax Penalty (see "Taxation")

>Tax Withholding (see "Taxation")

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--Questions."

Withdrawals
--------------------------------------------------------------------------------
Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.


Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

>Select the withdrawal amount
   o Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.

   o Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.


     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

>Select investment options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.

>Properly complete a disbursement form and submit it to the Home Office.


Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2) On such later date as specified on the disbursement form.


Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.


Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.


>Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 591/2, separation from service or financial hardship, of the following:
 (1) Salary reduction contributions made after December 31, 1988 and;
 (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988.


>401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59-1/2, separation from service, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

>The contract may require that the contract holder certify that you are eligible for the distribution.

>If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.


>Participants in Ball State University Alternate Pension Plan--The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University, or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.


>Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming totally disabled or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

Loans
--------------------------------------------------------------------------------

Availability. For certain 403(b) plans and some 401(a)/401(k) and 403(a) plans, if allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.


Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

Features of a Systematic Distribution Option (SDO)

If available under your plan, an SDO allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Systematic Distribution Options
--------------------------------------------------------------------------------
Availability of Systematic Distribution Options (SDOs) To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what SDOs are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the SDOs at any time, and/or to change the terms for future elections.

SDOs currently available under the contract include the following:

>SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

>ECO--Estate Conservation Option. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.

 Under ECO, the Company calculates the minimum distribution amount required by law at age 70-1/2 (for certain plans, 70-1/2 or retirement, if later) and pays you that amount once a year.

 For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

>Other SDOs may be available from time to time. Additional information relating to any of the SDOs may be obtained from your local representative or from the Company's Home Office.

Electing an SDO. The contract holder, or you if permitted by the plan, makes the election of an SDO. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating an SDO. Once you elect an SDO, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other SDO be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options may have tax consequences. See "Taxation."

During the Income Phase

This section provides information about the accumulation phase. For death benefit information applicable to the income phase (see "Income Phase").

Death Benefit
--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

>Under contracts issued in connection with most types of plans except voluntary
 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

>Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary, who will normally be your plan beneficiary as well.


During the Accumulation Phase
Payment Process

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary if applicable), must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

>Lump-sum payment

>Payment under an available income phase payment option (see "Income
 Phase--Payment Options")

 If the contract beneficiary or plan beneficiary is your spouse, payment under an available systematic distribution option (not available under all plans)

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>Leaving the account value invested in the contract

>Under some contracts, leaving your account value on deposit in the company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options (see "Income Phase--Payment Options").

Death Benefit Calculation. For most contracts the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.


The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of :


(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

Income Phase
--------------------------------------------------------------------------------

During the income phase you receive payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

>Start date

>Payment option (see the payment options table in this section)

>Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

>Choice of fixed or variable payments

>Selection of an assumed net investment rate (only if variable payments are elected)

>Under some plans, certification from your employer and/or submission of the appropriate forms is also required

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include: your age, your account value, the payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your income phase payments will be held in the subaccount(s) selected, or a combination of subaccounts and fixed interest options. Some contracts restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.


Assumed Net Investment Rate. For variable payments, an assumed net investment rate must be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.


If you select a 3-1/2% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending on the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. (see "Contract Overview--Questions").

Selecting an Increasing Payment. Under certain payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.


Fees Deducted

>If variable payments are elected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis. Under some contracts, we may reduce this fee based on certain factors. (See "Fees--Mortality and Expense Risk Charge.")

>We may also deduct a daily administrative charge from amounts held in the subaccounts. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial payment or the annual payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request at our Home Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. (See "Taxation.")

Payment Options

The following tables list the payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.


-----------------------------------------------------------------------------------------------------------------------------------
                                                        Lifetime Payment Options
-----------------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives. It is possible that only one payment will
 Life Income             be made should the annuitant die prior to the second payment's due date.
                         Death Benefit--None: All payments end upon the annuitant's death.
-----------------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
 Life Income--           choice of 5-30 years or as otherwise specified in the contract.
 Guaranteed Pay-         Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 ments                   guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                         Continuing Payments:
 Life Income--Two        (a) When you select this option you choose for 100%, 662/3% or 50% of the payment to continue
 Lives                   after the first death; or
                         (b) 100% of the payment to continue on the second annuitant's death, and 50% of the payment to continue on the annuitant's death.
                         Death Benefit--None: All payments end after the death of both annuitants.
-----------------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to
                         30 years, or as otherwise specified in the contract.
 Life Income--Two        Continuing Payments: 100% of the payment to continue after the first death.
 Lives--Guaranteed       Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed pay-
 Payments                ments have all been paid, we will pay the beneficiary a lump-sum (unless otherwise requested)
                         equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------------------
 Life Income--Cash       Length of Payments: For as long as the annuitant lives.
 Refund Option           Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump
 (limited                sum payment equal to the amount originally applied to the payment option (less any premium
 availability--          tax) and less the total amount of fixed payments paid.
 fixed payment
 only)
-----------------------------------------------------------------------------------------------------------------------------------
 Life Income--Two        Length of Payments: For as long as either annuitant lives.
 Lives--Cash             Continuing Payment: 100% of the payment to continue after the first death.
 Refund Option           Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump sum
 (limited                payment equal to the amount applied to the payment option (less any premium tax) and less
 availability--fixed     the total amount of fixed payments paid.
 payment only)
-----------------------------------------------------------------------------------------------------------------------------------


                               Table continued [arrow right]

Payment options continued



-----------------------------------------------------------------------------------------------------------------------------------
                                               Nonlifetime Payment Options (1)
-----------------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5
 Nonlifetime--    years. In certain cases a lump sum payment may be requested at any time (see below).
 Guaranteed       Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments         guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.
-----------------------------------------------------------------------------------------------------------------------------------
Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three or five years of payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. (See "Fees--Early Withdrawal Charge.") Lump sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.
Calculation of Lump Sum Payments: If a lump sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3-1/2% or 5% assumed net investment rate for variable payments).
-----------------------------------------------------------------------------------------------------------------------------------


(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois the Nonlifetime option is available only with fixed payments.

In This Section

I.  Introduction

II.  Your Retirement Plan

III. Withdrawals and other Distributions
     o Taxation of Distributions
     o 10% Penalty Tax
     o Withholding

IV. Minimum Distribution Requirements
    o 50% Excise Tax

V.  Rules Specific to Certain Plans
    o Code Section 457 Plans
    o Code Section 403(b) Plans

    o Code Section 401(a), 401(k) and 403(a) Plans

    o 415(m) Arrangements
    o Bona Fide Severance Pay Plans

VI. Taxation of the Company


When consulting a tax advisor, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.


Taxation
--------------------------------------------------------------------------------
I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

>Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

>Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

>This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

>We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.
--------------------------------------------------------------------------------

II. Your Retirement Plan

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.


Plan Types. The contract is designed for use with retirement plans that qualify under code sections 401(a), 401(k), 403(a), 403(b) or 457. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. The contract may also be used with code section 415(m) arrangements.


The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. Withdrawals and Other Distributions

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions.

457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.


401(a), 401(k), 403(a) or 403(b) Plans. All distributions from these plans are taxed as received unless:


>The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

>You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.


Taxation of Death Benefits
In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


10% Penalty Tax

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(b) plan, unless one or more of the following have occurred:
(a) You have attained age 59-1/2;
(b) You have become permanently disabled;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code; or
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

Withholding for Federal Income Tax Liability

Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.


401(a), 401(k), 403(a) or 403(b) Plans. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.


457 Plans. All distributions from a 457 plan, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

Non-resident Aliens. If you or a beneficiary is a non-resident alien, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

IV. Minimum Distribution Requirements

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

>Start date for distributions

>The time period in which all amounts in your account(s) must be distributed

>Distribution amounts

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless:

>You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2, or

>Under 403(b) plans, if you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:

>Over your life or the joint lives of you and your beneficiary, or

>Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary

Amount (457(b) Plan Only). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefits. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

>After you begin receiving minimum distributions under the contract, or

>Before you begin receiving such distributions

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

>Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

>Whether life expectancy was recalculated

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed to the beneficiary by December 31, 2004. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

>Over the life of the beneficiary

>Over a period not extending beyond the life expectancy of the beneficiary

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

>December 31 of the calendar year following the calendar year of your death

>December 31 of the calendar year in which you would have attained age 70-1/2.

V. Rules Specific to Certain Plans

457 Plans

Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. The plan may either be a 457(b)(eligible) plan or a 457(f)(ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account.

457(b) Plan. A 457(b) plan is subject to restrictions on contributions and distributions.

457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

The Contract. We make this contract available to plans subject to code section 457 only if a governmental employer sponsors the plan.

Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70-1/2, (2) when you separate from service with the employer or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

403(b) Plans

Under code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.

>The first limit, under code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code section 125 or 457.

>The second limit, which is the exclusion allowance under code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

>An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending on certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

>salary reduction contributions made after December 31, 1988;

>earnings on those contributions; and

>earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(ii).

Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.


401(a), 401(k) and 403(a) Plans

Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.


Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,000 annually (subject to indexing). Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Code section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59-1/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

Code Section 415(m) Arrangements

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.

Bona Fide Severance Pay Plans

If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are generally not taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------

The Company

Aetna Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford Connecticut 06156


Variable Annuity Account C

We established Variable Annuity Account C (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including

>standardized average annual total returns

>non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).


Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights


Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.


The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

>During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

>During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Distribution

The Company will serve as the principal underwriter for the securities sold under this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts


Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.


We may reimburse the distributor for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.

Third Party Compensation Arrangements. Occasionally, we may:

>Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants.

>Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income payments or the income payment options available. Such a change would only apply to income payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b) when an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets;
(c) during any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Year 2000 Readiness


As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna"), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

   OREGON EDUCATION ASSOCIATION CHOICE PERSONAL BENEFIT TRUST ("OEA TRUST")
                          AND THE COMPANY'S AGREEMENT


Under past and current agreements, the OEA Trust exclusively endorses our tax deferred variable annuity and other related investment products for sale to its members. Under the current agreement the OEA Trust agrees to:

>facilitate Oregon Education Association ("OEA") members' access to the variable annuity and other related investment products;


>assist us by providing services such as office space and secretarial/clerical support.

The OEA Trust will provide an employee who:

>is a registered representative of one of our affiliates;

>advertises the Company in OEA's newsletter;

>facilitates and coordinates meetings and workshops where registered representatives of the Company's affiliate present the annuity to OEA members; and

>acts as a liaison between the Company and OEA members.

In return the Company agrees to:

>compensate OEA Trust to help it defray the costs incurred in providing the administrative and other support;

>reimburse OEA Trust for out-of-pocket travel and meeting expenses of an OEA
 Trust employee who is also a registered representative of the Company's affiliate.


During 1998, the Company paid OEA Trust $200,000 as reimbursement for the costs and services described above. Effective January 1, 1999, the Company will pay the OEA Trust $25,000 each month as reimbursement for the costs and services described above.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of the Company

                                  Appendix I
                        Guaranteed Accumulation Account
--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

>The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

>The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending on when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions.

>If all or a portion of your account value in GAA is withdrawn, you may incur the following:
 Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus
 Tax Penalties and/or Tax withholding--see "Taxation"
 Early Withdrawal Charge--see "Fees"
 Maintenance Fee--see "Fees"

>We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

>If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

>If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.


Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

>short-term--three years or less

>long-term--ten years or less, but greater than three years

At the end of a guaranteed term, your contract holder or you if permitted may:

>transfer dollars to a new guaranteed term

>transfer dollars to other available investment options

>withdraw dollars

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.


Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.


Income Phase. GAA can not be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we may distribute as a loan.

Reinvesting amounts withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under some contracts. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

    The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.


Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending on the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in Fixed Account.

                                 Appendix III
                              Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investment in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, under most contracts, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending on the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.


Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to hardship from an unforeseeable emergency, or an unforeseeable emergency as defined by the Tax Code, and the following requirements are satisfied:

>The hardship is certified (required under most contracts);

>The partial withdrawal is taken proportionally from each investment option in which the your account invests;

>The amount is paid directly to you; and

>The amount paid for all withdrawals due to hardship during the previous
 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

>The employer certifies you have separated from service;

>The amount withdrawn is paid directly to you; and

>The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

>One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

>One-fourth of the remaining Fixed Plus Account value 12 months later;

>One-third of the remaining Fixed Plus Account value 12 months later;

>One-half of the remaining Fixed Plus Account value 12 months later; and

>The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a) Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments)
(b) Due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death

(c) When the Fixed Plus Account value is $3,500 or less ($2,000 or less under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to hardship from an unforeseeable emergency, as defined by the Tax Code, if all of the following conditions are met:

>The hardship is certified by the employer, and, under some contracts;

>The amount is paid directly to you; and

>The amount paid for all withdrawals due to hardship during the previous
 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. Due to your separation from service with the employer, provided that all the following apply*:

>The employer certifies that you have separated from service;

>The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

>Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

3. If you are at least age 59-1/2 and have completed nine payment periods

4. If we terminate your account based on our right to do so for accounts below a certain value (usually $3,500).

5. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending on the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

-----------------
* Instead of the provisions under number 2 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

>The hardship is certified by the employer;

>We receive the withdrawal request within 60 days of the date of separation;
 and

>You pay a 3% charge based on the entire Fixed Plus Account value.

 If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See "Contract Purchase and Participation--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  Appendix IV
                   Employee Appointment of Employer as Agent
                           Under an Annuity Contract
--------------------------------------------------------------------------------

For Plans under Section 403(b), 401 or 403(a) of the Code (except voluntary
                             Section 403(b) Plans)
--------------------------------------------------------------------------------

My employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.


By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:


>I own the value of my Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), I have ownership in the value of my Employer Account.


>I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

>My employer may permit me to make investment selections under the Employee
 Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

>On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

>In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                  Appendix V
                               Fund Descriptions
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

>Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

>Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)

>Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is designed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

>Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)


>Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

>Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

>Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the U.S. Aetna International VP will not target any given level of current income.(1)

>Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

>Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

>Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.(1)(a)

>AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)

>AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)

>AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.(2)

>AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)

>Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed, nondiversified portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)


>Fidelity Variable Insurance Products Fund (VIP)--Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(4)

>Fidelity Variable Insurance Products Fund (VIP)--Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(4)

>Fidelity Variable Insurance Products Fund (VIP)--Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(4)

>Fidelity Variable Insurance Products Fund II (VIP II)--Contrafund Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(4)


>Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1998, they ranged from approximately $142 million to $73 billion.(5)

>Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(5)

>Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The
 Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(5)

>Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(5)

>Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(5)

>Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.

 Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).(6)

>Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities.(7)

>Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(7)

>Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks long-term growth of capital.(8)(a)

>Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8)(a)

>Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation.(8)(a)

>Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital.(8)(b)

>Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and, secondarily, increasing dividend income.(8)(c)

Investment Advisers for each of the Funds:

(1) Aeltus Investment Management, Inc.
    (a) Bradley, Foster & Sargent, Inc.
        (subadviser)
(2) AIM Advisors, Inc.
(3) Calvert Asset Management Company, Inc.
(4) Fidelity Management & Research Company (adviser)
(5) Janus Capital Corporation
(6) Lexington Management Corporation
    (adviser); Market Systems Research Advisors, Inc. (subadviser)
(7) OppenheimerFunds, Inc.
(8) Aetna Life Insurance and Annuity Company (adviser);
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                  Appendix VI
                        Condensed Financial Information
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Table I--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.40%, 0.45%, and 0.50% ....................................     60
Table II--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.75%, 0.80%, and 0.85% ....................................     63
Table III--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.90% and 0.95% ............................................     66
Table IV--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.00% and 1.05% ............................................     69
Table V--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.10% and 1.15% ............................................     73
Table VI--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.20% and Those Issued Since 1996 with Total Separate
  Account Charges of 1.25% ...................................     77
Table VII--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.30% and 1.40% ............................................     80
Table VIII--For Contracts Issued Since 1996 Under 403(b),
  401(a) and 401(k) Plans with Total Separate Account Charges
  of 1.50% ...................................................     83
Table IX--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.25% ...........................................     86
Table X--For Multiple Option Contracts Issued to
  San Bernardino County and Macomb County with Total
  Separate Account Charges of 1.25% ..........................     90
Table XI--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.50% (including a 0.25% Administrative Expense
  Charge Beginning April 7, 1997) ............................     93
Table XII--For Contracts Containing Limits on Fees Issued
  Under 403(b) Plans and Deferred Compensation Plans .........     96
Table XIII--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On January 15, 1996 ........................................     98
Table XIV--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On May 25, 1996 ............................................    102
Table XV--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On or After December 16, 1996 ..............................    106

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE I
          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
        WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%, 0.45%, AND 0.50%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                    0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
AETNA ASCENT VP
Value at beginning of period                              $13.239(1)               $9.146(2)              $10.475(3)
Value at end of period                                    $14.086                  $9.519                  $9.848
Number of accumulation units outstanding at end
 of period                                                86,321                     779                   2,670
AETNA BALANCED VP, INC.
Value at beginning of period                              $14.244(1)                                      $10.369(4)
Value at end of period                                    $15.331                                         $11.077
Number of accumulation units outstanding at end
 of period                                                653,272                                         310,846
AETNA BOND VP
Value at beginning of period                              $11.893(1)                                      $10.118(4)
Value at end of period                                    $12.079                                         $10.662
Number of accumulation units outstanding at end
 of period                                                 190,084                                          88,895
AETNA CROSSROADS VP
Value at beginning of period                              $12.991(1)               $9.531(2)              $10.298(4)
Value at end of period                                    $13.628                  $9.800                 $10.086
Number of accumulation units outstanding at end
 of period                                                 51,878                     731                   1,127
AETNA GROWTH VP
Value at beginning of period                              $15.200(1)              $10.444(2)              $10.479(4)
Value at end of period                                    $18.018                 $11.470                 $12.397
Number of accumulation units outstanding at end
 of period                                                 21,805                     291                  19,997
AETNA GROWTH AND INCOME VP
Value at beginning of period                              $15.108(1)               $9.561(2)              $10.580(4)
Value at end of period                                    $16.747                 $10.152                 $10.665
Number of accumulation units outstanding at end
 of period                                              2,888,622                   1,119                 719,561
AETNA HIGH YIELD VP
Value at beginning of period                               $9.125(1)                                       $9.961(3)
Value at end of period                                     $9.238                                          $9.260
Number of accumulation units outstanding at end
 of period                                                  1,146                                             834
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                              $16.874(1)              $10.639(2)              $10.708(4)
Value at end of period                                    $18.916                 $11.307                 $12.019
Number of accumulation units outstanding at end
 of period                                                 87,238                     859                  13,477
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                               $9.480(1)                                      $10.050(3)
Value at end of period                                    $10.921                                         $10.947
Number of accumulation units outstanding at end
 of period                                                  1,187                                           2,662
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                               $8.071(1)                                       $9.328(5)
Value at end of period                                     $8.840                                          $8.861
Number of accumulation units outstanding at end
 of period                                                  3,928                                              17
AETNA INTERNATIONAL VP
Value at beginning of period                                                       $9.231(2)               $8.967(1)
Value at end of period                                                             $9.567                  $9.815
Number of accumulation units outstanding at end
 of period                                                                             61                     562
AETNA LEGACY VP
Value at beginning of period                              $12.598(1)                                      $10.115(5)
Value at end of period                                    $13.111                                         $10.293
Number of accumulation units outstanding at end
 of period                                                 19,291                                             165

--------------------------------------------------------------------------------

                                                    0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
AETNA MONEY MARKET VP
Value at beginning of period                              $11.148(1)                                      $10.050(4)
Value at end of period                                    $11.225                                         $10.399
Number of accumulation units outstanding at end
 of period                                                107,285                                          34,355
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                               $8.679(1)                                       $9.655(5)
Value at end of period                                     $8.898                                          $8.919
Number of accumulation units outstanding at end
 of period                                                  1,099                                             649
AETNA SMALL COMPANY VP
Value at beginning of period                              $12.820(1)               $8.583(2)              $10.719(4)
Value at end of period                                    $13.714                  $9.176                  $9.312
Number of accumulation units outstanding at end
 of period                                                 15,614                     318                   7,541
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                              $13.986(1)                                      $10.508(4)
Value at end of period                                    $16.125                                         $11.369
Number of accumulation units outstanding at end
 of period                                                 11,799                                             993
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                              $13.635(1)              $10.217(2)              $10.377(4)
Value at end of period                                    $14.976                 $10.714                 $10.966
Number of accumulation units outstanding at end
 of period                                                 38,218                     553                  50,868
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                              $14.267(1)               $9.516(2)              $10.522(4)
Value at end of period                                    $15.192                  $9.968                 $10.363
Number of accumulation units outstanding at end
 of period                                                 54,320                     519                   6,791
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                              $15.510(1)                                      $10.651(4)
Value at end of period                                    $17.525                                         $12.779
Number of accumulation units outstanding at end
 of period                                                128,518                                          18,614
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                              $12.178(1)                                      $10.774(4)
Value at end of period                                    $13.170                                         $10.183
Number of accumulation units outstanding at end
 of period                                                 10,817                                             251
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                              $15.219(1)              $10.553(2)              $10.673(4)
Value at end of period                                    $17.813                 $11.475                 $11.985
Number of accumulation units outstanding at end
 of period                                                197,022                   1,754                   8,618
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                              $11.663(1)                                      $10.570(4)
Value at end of period                                    $14.125                                         $12.541
Number of accumulation units outstanding at end
 of period                                                198,264                                         134,432
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                              $15.614(1)              $10.945(2)              $10.615(4)
Value at end of period                                    $17.878                 $11.816                 $12.415
Number of accumulation units outstanding at end
 of period                                                 39,424                     612                  30,062
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                              $12.743(1)              $10.457(2)              $10.186(4)
Value at end of period                                    $13.053                 $10.446                 $10.640
Number of accumulation units outstanding at end
 of period                                                 21,374                      82                  13,364
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                              $14.790(1)                                      $10.286(4)
Value at end of period                                    $17.807                                         $12.391
Number of accumulation units outstanding at end
 of period                                                 73,901                                           7,785
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                              $15.344(1)               $9.630(2)              $10.980(4)
Value at end of period                                    $17.582                 $10.235                 $11.485
Number of accumulation units outstanding at end
 of period                                                383,490                   1,186                  37,288
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                               $9.754(1)
Value at end of period                                     $9.626
Number of accumulation units outstanding at end
 of period                                                 12,237

--------------------------------------------------------------------------------

                                                    0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                               $9.004(1)                                      $10.131(6)
Value at end of period                                    $10.047                                         $10.070
Number of accumulation units outstanding at end
 of period                                                  1,564                                             180
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                               $9.695(1)               $9.975(2)               $9.995(3)
Value at end of period                                     $9.923                  $9.953                  $9.946
Number of accumulation units outstanding at end
 of period                                                  1,513                     575                      14
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                              $10.705(1)              $10.094(2)               $9.990(4)
Value at end of period                                    $12.776                 $11.002                 $10.841
Number of accumulation units outstanding at end
 of period                                                339,956                     371                 178,398
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period                               $9.362(1)               $9.862(2)              $10.490(4)
Value at end of period                                    $10.641                 $10.577                 $11.127
Number of accumulation units outstanding at end
 of period                                                331,958                     473                  79,769
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                              $14.188(1)               $9.984(2)              $10.726(4)
Value at end of period                                    $15.676                 $10.673                 $11.320
Number of accumulation units outstanding at end
 of period                                                 36,644                     192                  71,605
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $12.570(1)                                      $10.711(4)
Value at end of period                                    $13.602                                         $10.797
Number of accumulation units outstanding at end
 of period                                                168,912                                         113,511
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                              $15.042(1)              $10.302(2)              $10.256(4)
Value at end of period                                    $16.863                 $11.057                 $11.551
Number of accumulation units outstanding at end
 of period                                                169,615                     817                   4,869

-----------------
(1) Funds were first received in this option during November 1998.
(2) Funds were first received in this option during December 1998.
(3) Funds were first received in this option during May 1998.
(4) Funds were first received in this option during April 1998.
(5) Funds were first received in this option during June 1998.
(6) Funds were first received in this option during July 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE II
          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) and 401(k) PLANS
        WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%, 0.80%, AND 0.85%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

                                                    0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
AETNA ASCENT VP
Value at beginning of period                               $9.913(1)               $10.604(2)             $13.699(3)
Value at end of period                                     $9.502                  $10.101                $14.113
Number of accumulation units outstanding at end
 of period                                                 43,142                  255,775                 70,991
AETNA BALANCED VP, INC.
Value at beginning of period                              $10.002(1)               $10.646(2)             $13.327(3)
Value at end of period                                    $10.648                  $11.358                $15.360
Number of accumulation units outstanding at end
 of period                                                183,347                3,962,527              1,379,122
AETNA BOND VP
Value at beginning of period                              $10.058(1)               $10.157(2)             $11.381(3)
Value at end of period                                    $10.502                  $10.650                $12.102
Number of accumulation units outstanding at end
 of period                                                 51,916                  771,660                654,765
AETNA CROSSROADS VP
Value at beginning of period                               $9.936(1)               $10.524(2)             $13.063(3)
Value at end of period                                     $9.782                  $10.312                $13.654
Number of accumulation units outstanding at end
 of period                                                 62,144                  213,970                102,916
AETNA GROWTH VP
Value at beginning of period                               $9.925(1)               $11.326(2)             $13.357(3)
Value at end of period                                    $11.449                  $13.030                $18.036
Number of accumulation units outstanding at end
 of period                                                 18,200                  303,987                 24,240
AETNA GROWTH AND INCOME VP
Value at beginning of period                               $9.935(1)               $10.925(2)             $14.694(3)
Value at end of period                                    $10.133                  $11.108                $16.779
Number of accumulation units outstanding at end
 of period                                                773,713               15,809,881              5,795,667
AETNA HIGH YIELD VP
Value at beginning of period                              $10.145(4)                $9.939(1)              $9.899(5)
Value at end of period                                     $9.284                   $9.241                 $9.238
Number of accumulation units outstanding at end
 of period                                                      0                   15,411                    644
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                              $10.015(1)               $11.117(2)             $14.692(3)
Value at end of period                                    $11.286                  $12.587                $18.945
Number of accumulation units outstanding at end
 of period                                                 48,831                1,974,900                459,428
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                               $9.822(1)                $9.576(1)              $9.028(5)
Value at end of period                                    $11.183                  $10.925                $10.921
Number of accumulation units outstanding at end
 of period                                                  1,623                   80,312                  5,681
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                               $9.642(1)                $9.269(1)              $8.464(5)
Value at end of period                                     $9.201                   $8.843                 $8.840
Number of accumulation units outstanding at end
 of period                                                  1,481                   90,819                  6,564
AETNA INTERNATIONAL VP
Value at beginning of period                               $9.600(5)               $10.043(1)              $9.580(5)
Value at end of period                                     $9.550                   $9.795                 $9.792
Number of accumulation units outstanding at end
 of period                                                      7                   45,801                  8,719
AETNA LEGACY VP
Value at beginning of period                               $9.977(1)               $10.359(2)             $12.497(3)
Value at end of period                                    $10.054                  $10.423                $13.136
Number of accumulation units outstanding at end
 of period                                                 21,150                  418,989                 61,043

--------------------------------------------------------------------------------

                                                    0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
AETNA MONEY MARKET VP
Value at beginning of period                              $10.022(1)              $10.136(2)              $10.799(3)
Value at end of period                                    $10.283                 $10.414                 $11.246
Number of accumulation units outstanding at end
 of period                                                 26,810               1,574,454                 396,669
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                               $9.792(1)              $10.041(4)              $10.041(4)
Value at end of period                                     $8.944                  $8.900                   8.897
Number of accumulation units outstanding at end
 of period                                                      9                  27,225                     398
AETNA SMALL COMPANY VP
Value at beginning of period                               $9.812(1)              $10.578(2)              $13.558(3)
Value at end of period                                     $9.159                  $9.764                 $13.728
Number of accumulation units outstanding at end
 of period                                                 13,043               1,165,745                  25,298
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                               $9.921(1)              $10.972(2)              $13.404(3)
Value at end of period                                    $10.620                 $11.692                 $16.141
Number of accumulation units outstanding at end
 of period                                                 14.488                 350,826                  15,014
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                              $10.081(1)              $10.492(2)              $13.124(3)
Value at end of period                                    $10.694                 $11.254                 $15.005
Number of accumulation units outstanding at end
 of period                                                  9,543                  91,333                 132,605
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                               $9.914(1)              $10.873(2)              $13.708(3)
Value at end of period                                     $9.950                 $10.850                 $15.220
Number of accumulation units outstanding at end
 of period                                                 67,227                 846,660                 306,099
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                               $9.956(1)              $10.887(2)              $12.857(3)
Value at end of period                                    $12.150                 $13.307                 $17.558
Number of accumulation units outstanding at end
 of period                                                 63,727                 981,477                 399,820
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                               $9.912(1)              $11.184(2)              $12.182(3)
Value at end of period                                     $9.427                 $10.530                 $13.195
Number of accumulation units outstanding at end
 of period                                                  4,502                  47,503                  13,937
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                               $9.912(1)              $10.937(2)              $13.824(3)
Value at end of period                                    $11.454                 $12.589                 $17.847
Number of accumulation units outstanding at end
 of period                                                 78,075               2,102,805                 217,720
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                               $9.887(1)              $10.647(2)              $10.427(3)
Value at end of period                                    $12.109                 $13.056                 $14.152
Number of accumulation units outstanding at end
 of period                                                117,103               1,605,726                 320,159
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                               $9.856(1)              $10.741(2)              $13.744(3)
Value at end of period                                    $11.794                 $12.741                 $17.912
Number of accumulation units outstanding at end
 of period                                                 26,592                 425,125                  47,668
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                              $10.062(1)              $10.210(2)              $12.306(3)
Value at end of period                                    $10.427                 $10.643                 $13.078
Number of accumulation units outstanding at end
 of period                                                  6,947                 367,677                  25,566
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                               $9.810(1)              $10.918(2)              $13.512(3)
Value at end of period                                    $11.666                 $12.836                 $17.841
Number of accumulation units outstanding at end
 of period                                                 41,104                 434,913                 446,603
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                               $9.953(1)              $11.798(2)              $14.300(3)
Value at end of period                                    $10.217                 $12.009                 $17.615
Number of accumulation units outstanding at end
 of period                                                167,606               4,480,348                 710,851

--------------------------------------------------------------------------------

                                                    0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                               $9.791(1)              $10.922(2)              $11.047(3)
Value at end of period                                     $7.696                  $8.415                  $9.645
Number of accumulation units outstanding at end
 of period                                                 13,175                 140,250                  14,190
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                               $9.713(1)              $10.001(4)               $9.275(5)
Value at end of period                                    $10.027                 $10.050                 $10.046
Number of accumulation units outstanding at end
 of period                                                    535                   2,686                   7,592
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                              $10.029(4)              $10.025(1)               $9.935(5)
Value at end of period                                     $9.935                  $9.926                  $9.922
Number of accumulation units outstanding at end
 of period                                                    925                  18,786                   2,776
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                               $9.828(1)              $10.687(2)              $10.399(3)
Value at end of period                                    $10.982                 $11.846                 $12.800
Number of accumulation units outstanding at end
 of period                                                139,547               3,491,454                 706,142
PORTFOLIO PARTNERS MFS RESEARCH
 GROWTH PORTFOLIO
Value at beginning of period                               $9.917(1)              $11.019(2)               $8.861(3)
Value at end of period                                    $10.558                 $11.682                 $10.661
Number of accumulation units outstanding at end
 of period                                                 46,475                 750,388                 616,205
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                               $9.963(1)              $11.274(2)              $12.661(3)
Value at end of period                                    $10.653                 $12.055                 $15.706
Number of accumulation units outstanding at end
 of period                                                 49,316                 376,471                 382,755
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $10.009(1)              $11.338(2)              $11.868(3)
Value at end of period                                     $9.781                 $11.041                 $13.628
Number of accumulation units outstanding at end
 of period                                                 34,688                 850,743                 434,054
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                               $9.961(1)              $10.967(2)              $13.562(3)
Value at end of period                                    $11.036                 $12.153                 $16.895
Number of accumulation units outstanding at end
 of period                                                 42,865               1,058,534                 129,123

-----------------
(1) Funds were first received in this option during June 1998.
(2) Funds were first received in this option during May 1998.
(3) Funds were first received in this option during January 1998.
(4) Funds were first received in this option during July 1998.
(5) Funds were first received in this option during August 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE III
          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% AND 0.95%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods ended December 31, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.




                                    0.90% Total
                                      Charges                         0.95% Total Charges
                                  ---------------   -------------------------------------------------------
                                        1998              1998               1997                1996
                                  ---------------   ----------------   ----------------   -----------------
AETNA ASCENT VP
Value at beginning of period           $9.227(1)         $13.624            $11.472            $10.000(2)
Value at end of period                 $9.953            $14.076            $13.624            $11.472
Number of accumulation units
 outstanding at end of period             212             75,369            119,471             20,237
AETNA BALANCED VP, INC.
Value at beginning of period          $10.451(3)         $13.226            $10.902            $10.000(2)
Value at end of period                $11.157            $15.320            $13.226            $10.902
Number of accumulation units
 outstanding at end of period           1,648            468,468            986,711            702,222
AETNA BOND VP
Value at beginning of period          $10.070(4)         $11.268            $10.503            $10.000(2)
Value at end of period                $10.654            $12.070            $11.268            $10.503
Number of accumulation units
 outstanding at end of period             383            187,653            251,156            161,765
AETNA CROSSROADS VP
Value at beginning of period                             $12.980            $11.146            $10.000(2)
Value at end of period                                   $13.618            $12.980            $11.146
Number of accumulation units
 outstanding at end of period                            105,586            117,725              7,882
AETNA GROWTH VP
Value at beginning of period          $10.958(3)         $13.202            $12.787(5)
Value at end of period                $12.681            $18.005            $13.202
Number of accumulation units
 outstanding at end of period             628             25,778              1,880
AETNA GROWTH AND INCOME VP
Value at beginning of period          $10.562(4)         $14.756            $11.469            $10.000(2)
Value at end of period                $10.804            $16.736            $14.756            $11.469
Number of accumulation units
 outstanding at end of period           8,243          2,224,467          3,760,076          2,876,728
AETNA HIGH YIELD VP
Value at beginning of period                             $10.078(6)
Value at end of period                                    $9.231
Number of accumulation units
 outstanding at end of period                                799
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period          $10.648(4)         $14.500            $10.934            $10.000(7)
Value at end of period                $12.206            $18.902            $14.500            $10.934
Number of accumulation units
 outstanding at end of period           2,384            108,387             62,360              2,697
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                             $10.108(8)
Value at end of period                                   $10.913
Number of accumulation units
 outstanding at end of period                                564
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period           $9.582(6)          $9.366(9)
Value at end of period                 $8.837             $8.834
Number of accumulation units
 outstanding at end of period              62              2,625
AETNA INTERNATIONAL VP
Value at beginning of period                             $10.103(8)
Value at end of period                                    $9.785
Number of accumulation units
 outstanding at end of period                              1,247
AETNA LEGACY VP
Value at beginning of period          $10.390(8)         $12.369            $10.905            $10.000(2)
Value at end of period                $10.351            $13.102            $12.369            $10.905
Number of accumulation units
 outstanding at end of period              37             55,494             47,726                 61

--------------------------------------------------------------------------------

                                      0.90% Total
                                        Charges                         0.95% Total Charges
                                   ----------------   --------------------------------------------------------
                                         1998               1998                1997                1996
                                   ----------------   ----------------   ------------------   ----------------
AETNA MONEY MARKET VP
Value at beginning of period           $10.297(1)          $10.738             $10.277             $10.000(2)
Value at end of period                 $10.381             $11.217             $10.738             $10.277
Number of accumulation units
 outstanding at end of period            1,235             127,186             147,123              39,811
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                               $10.053(8)
Value at end of period                                      $8.891
Number of accumulation units
 outstanding at end of period                               15,245
AETNA SMALL COMPANY VP
Value at beginning of period           $10.939(3)          $13.684             $13.119(10)
Value at end of period                  $9.513             $13.704             $13.684
Number of accumulation units
 outstanding at end of period            2,604              44,944               2,124
AETNA VALUE OPPORTUNITY VP
Value at beginning of period           $10.515(4)          $13.290             $12.912(10)
Value at end of period                 $11.462             $16.113             $13.290
Number of accumulation units
 outstanding at end of period            3,526              29,112                 587
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period                               $12.994             $10.924             $10.000(2)
Value at end of period                                     $14.965             $12.994             $10.924
Number of accumulation units
 outstanding at end of period                               95,020              93,905              19,808
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $9.265(11)         $13.729             $10.819             $10.000(2)
Value at end of period                 $10.671             $15.180             $13.729             $10.819
Number of accumulation units
 outstanding at end of period               20             147,150             125,669              27,639
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period           $10.757(3)          $12.674             $10.362             $10.000(2)
Value at end of period                 $12.978             $17.512             $12.674             $10.362
Number of accumulation units
 outstanding at end of period            1,343             165,194             150,612              54,133
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                               $11.783             $10.664             $10.000(2)
Value at end of period                                     $13.160             $11.783             $10.664
Number of accumulation units
 outstanding at end of period                                9,217              20,273               3,820
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period           $10.737(4)          $13.825             $11.243             $10.000(2)
Value at end of period                 $12.293             $17.800             $13.825             $11.243
Number of accumulation units
 outstanding at end of period            1,038             254,734             266,396              95,199
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period           $10.787(3)          $10.613              $9.510             $10.000(2)
Value at end of period                 $12.830             $14.114             $10.613              $9.510
Number of accumulation units
 outstanding at end of period              353             375,663             416,100             125,232
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period           $10.570(3)          $13.431             $11.105             $10.000(2)
Value at end of period                 $12.490             $17.865             $13.431             $11.105
Number of accumulation units
 outstanding at end of period              479              81,983              42,699               9,188
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period           $10.232(3)          $12.069             $10.902             $10.000(7)
Value at end of period                 $10.638             $13.043             $12.069             $10.902
Number of accumulation units
 outstanding at end of period              393              36,740              29,665               1,402
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period           $10.569(9)          $13.242             $10.891             $10.000(2)
Value at end of period                 $12.464             $17.794             $13.242             $10.891
Number of accumulation units
 outstanding at end of period              128              53,448              92,666              39,841

--------------------------------------------------------------------------------

                                        0.90% Total
                                          Charges                         0.95% Total Charges
                                     ----------------   --------------------------------------------------------
                                           1998               1998                1997                1996
                                     ----------------   ----------------   ------------------   ----------------
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period              $10.606(4)         $13.757             $11.370             $10.000(2)
Value at end of period                    $11.745            $17.569             $13.757             $11.370
Number of accumulation units
 outstanding at end of period               5,140            427,855             555,448             151,935
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                 $12.082             $11.383             $10.000(2)
Value at end of period                                        $9.619             $12.082             $11.383
Number of accumulation units
 outstanding at end of period                                 51,077              85,577               5,295
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                                 $10.182(6)
Value at end of period                                       $10.039
Number of accumulation units
 outstanding at end of period                                    144
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                                 $10.037(6)
Value at end of period                                        $9.915
Number of accumulation units
 outstanding at end of period                                    614
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES PORTFOLIO
Value at beginning of period              $10.233(9)          $9.940             $10.062(12)
Value at end of period                    $11.462            $12.767              $9.940
Number of accumulation units
 outstanding at end of period                 236            626,638             795,375
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH PORTFOLIO
Value at beginning of period              $10.954(3)          $8.727              $8.897(12)
Value at end of period                    $11.375            $10.633              $8.727
Number of accumulation units
 outstanding at end of period                 828            237,867             484,407
PORTFOLIO PARTNERS MFS
VALUE EQUITY PORTFOLIO
Value at beginning of period              $11.183(3)         $12.478             $12.296(12)
Value at end of period                    $11.654            $15.664             $12.478
Number of accumulation units
 outstanding at end of period                 957            103,317              96,338
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period              $10.020(1)         $11.522             $11.376(12)
Value at end of period                    $11.029            $13.592             $11.522
Number of accumulation units
 outstanding at end of period                  10            234,075             351,150
PORTFOLIO PARTNERS T. ROWE
PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period              $10.840(3)         $13.332             $13.062(12)
Value at end of period                    $11.792            $16.851             $13.332
Number of accumulation units
 outstanding at end of period                 169            197,938             238,562

-----------------
 (1) Funds were first received in this option during October 1998.
 (2) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (3) Funds were first received in this option during April 1998.
 (4) Funds were first received in this option during March 1998.
 (5) Funds were first received in this option during August 1997.
 (6) Funds were first received in this option during July 1998.
 (7) The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (8) Funds were first received in this option during May 1998.
 (9) Funds were first received in this option during June 1998.
(10) Funds were first received in this option during December 1997.
(11) Funds were first received in this option during September 1998.
(12) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE IV
          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00% AND 1.05%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods ended December 31, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.


                                                1.00% Total Charges                         1.05% Total Charges
                                ---------------------------------------------------- ----------------------------------
                                       1998              1997             1996              1998             1997
                                ------------------ ---------------- ---------------- ----------------- ----------------
AETNA ASCENT VP
Value at beginning of period          $13.613           $11.468          $10.000(1)       $13.602           $11.629(2)
Value at end of period                $14.057           $13.613          $11.468          $14.039           $13.602
Number of accumulation units
 outstanding at end of period         520,438            14,463               13           55,886            24,508
AETNA BALANCED VP, INC.
Value at beginning of period          $13.215           $13.054(3)                        $13.204           $12.677(3)
Value at end of period                $15.300           $13.215                           $15.279           $13.204
Number of accumulation units
 outstanding at end of period       2,019,116            57,737                            61,615             4,205
AETNA BOND VP
Value at beginning of period          $11.258           $10.500          $10.000(1)       $11.249           $10.587(2)
Value at end of period                $12.054           $11.258          $10.500          $12.038           $11.249
Number of accumulation units
 outstanding at end of period         802,876            64,958              679           50,220            11,619
AETNA CROSSROADS VP
Value at beginning of period          $12.970           $12.945(4)                        $12.959           $11.292(2)
Value at end of period                $13.600           $12.970                           $13.582           $12.959
Number of accumulation units
 outstanding at end of period         168,964             2,786                            38,257            12,847
AETNA GROWTH VP
Value at beginning of period          $12.674(5)                                          $13.192           $13.184(6)
Value at end of period                $17.989                                             $17.974           $13.192
Number of accumulation units
 outstanding at end of period         194,081                                              23,219                31
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $14.744           $11.465          $10.000(1)       $14.732           $12.312(2)
Value at end of period                $16.713           $14.744          $11.465          $16.691           $14.732
Number of accumulation units
 outstanding at end of period       9,871,041           362,675           13,125          326,490            44,425
AETNA HIGH YIELD VP
Value at beginning of period           $9.149(7)                                           $9.995(8)
Value at end of period                 $9.228                                              $9.225
Number of accumulation units
 outstanding at end of period           9,211                                                 110
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period          $14.491           $14.289(9)                        $14.481           $14.043(3)
Value at end of period                $18.880           $14.491                           $18.859           $14.481
Number of accumulation units
 Outstanding at end of period         648,540                29                            51,170             1,083
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $7.996(7)                                           $9.624(10)
Value at end of period                $10.909                                             $10.906
Number of accumulation units
 outstanding at end of period          24,016                                                 168
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period           $9.580(10)                                          $9.530(10)
Value at end of period                 $8.831                                              $8.827
Number of accumulation units
 outstanding at end of period          27,047                                                 330
AETNA INTERNATIONAL VP
Value at beginning of period          $10.061(11)                                          $8.935(12)
Value at end of period                 $9.781                                              $9.778
Number of accumulation units
 outstanding at end of period          14,898                                                 182

--------------------------------------------------------------------------------

                                                 1.00% Total Charges                         1.05% Total Charges
                                ------------------------------------------------------ --------------------------------
                                       1998               1997              1996             1998            1997
                                ------------------ ------------------ ---------------- --------------- ----------------
AETNA LEGACY VP
Value at beginning of period          $12.358            $12.242(2)                        $12.348          $11.009(2)
Value at end of period                $13.084            $12.358                           $13.067          $12.348
Number of accumulation units
 outstanding at end of period         190,406                 64                            62,453            6,221
AETNA MONEY MARKET VP
Value at beginning of period          $10.729            $10.274           $10.000(1)      $10.720          $10.322(2)
Value at end of period                $11.202            $10.729           $10.274         $11.187          $10.720
Number of accumulation units
 outstanding at end of period       1,039,909             65,496             1,551          43,461            1,863
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period           $9.214(7)                                            $9.899(8)
Value at end of period                 $8.888                                               $8.885
Number of accumulation units
 outstanding at end of period           6,500                                                  131
AETNA SMALL COMPANY VP
Value at beginning of period          $14.234(13)                                          $13.674          $12.485(3)
Value at end of period                $13.692                                              $13.680          $13.674
Number of accumulation units
 outstanding at end of period         404,068                                                5,235              125
AETNA VALUE OPPORTUNITY VP
Value at beginning of period          $12.765(5)                                           $13.281          $12.796(6)
Value at end of period                $16.099                                              $16.085          $13.281
Number of accumulation units
 outstanding at end of period          98,683                                                3,648               17
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period          $12.983            $12.982(14)                       $12.972          $12.278(3)
Value at end of period                $14.945            $12.983                           $14.926          $12.972
Number of accumulation units
 outstanding at end of period         108,344             25,620                            25,822              766
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period          $13.718            $13.438(14)                       $13.706          $11.435(2)
Value at end of period                $15.160            $13.718                           $15.140          $13.706
Number of accumulation units
 outstanding at end of period         409,327             29,808                            81,062           34,010
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $12.663            $10.358           $10.000(1)      $12.653          $10.988(2)
Value at end of period                $17.489            $12.663           $10.358         $17.466          $12.653
Number of accumulation units
 outstanding at end of period         581,798             61,043                21          65,095           22,425
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period          $11.774            $11.818(9)                        $11.764          $10.798(2)
Value at end of period                $13.143            $11.774                           $13.126          $11.764
Number of accumulation units
 outstanding at end of period          44,183              1,294                             9,113            3,858
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period          $13.814            $11.239           $10.000(1)      $13.802          $12.865(3)
Value at end of period                $17.776            $13.814           $11.239         $17.753          $13.802
Number of accumulation units
 outstanding at end of period       1,138,180            139,417            20,020          90,950            9,650
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.604             $9.507           $10.000(1)      $10.596           $8.894(2)
Value at end of period                $14.096            $10.604            $9.507         $14.077          $10.596
Number of accumulation units
 outstanding at end of period         997,760            106,350            17,055         114,249           38,785
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period          $13.420            $13.490(14)                       $13.409          $11.587(2)
Value at end of period                $17.841            $13.420                           $17.818          $13.409
Number of accumulation units
 outstanding at end of period         184,550              5,846                            37,434           14,527
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $12.059            $10.857(15)                       $12.049          $11.571(3)
Value at end of period                $13.026            $12.059                           $13.009          $12.049
Number of accumulation units
 outstanding at end of period         414,151             12,527                            13,507              700

--------------------------------------------------------------------------------

                                                 1.00% Total Charges                         1.05% Total Charges
                                ----------------------------------------------------- ----------------------------------
                                       1998              1997              1996              1998             1997
                                ----------------- ------------------ ---------------- ----------------- ----------------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $13.231            $10.929(15)                        $13.220           $13.078(3)
Value at end of period               $17.770            $13.231                            $17.747           $13.220
Number of accumulation units
 outstanding at end of period        220,151             17,098                             45,804             7,726
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $13.746            $11.366           $10.000(1)       $13.735           $12.089(2)
Value at end of period               $17.545            $13.746           $11.366          $17.522           $13.735
Number of accumulation units
 outstanding at end of period       2,151,202           207,630            36,305          202,768            59,673
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $12.072            $13.838(14)                        $12.062           $12.407(3)
Value at end of period                $9.606            $12.072                             $9.594           $12.062
Number of accumulation units
 outstanding at end of period         75,695             12,963                              2,961               791
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $9.484(12)                                            $9.801(8)
Value at end of period               $10.036                                               $10.032
Number of accumulation units
 outstanding at end of period          5,395                                                   180
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.991(11)                                            $9.582(16)
Value at end of period                $9.912                                                $9.908
Number of accumulation units
 outstanding at end of period          7,329                                                     5
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES
PORTFOLIO
Value at beginning of period          $9.932            $10.054(9)                          $9.923           $10.046(9)
Value at end of period               $12.750             $9.932                            $12.733            $9.923
Number of accumulation units
 outstanding at end of period       2,223,125           180,890                            102,952            26,577
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH
PORTFOLIO
Value at beginning of period          $8.720             $8.890(9)                          $8.713            $8.883(9)
Value at end of period               $10.619             $8.720                            $10.605            $8.713
Number of accumulation units
 outstanding at end of period        741,693             55,616                             40,974             1,465
PORTFOLIO PARTNERS MFS
VALUE EQUITY PORTFOLIO
Value at beginning of period         $12.467            $12.287(9)                         $12.457           $12.277(9)
Value at end of period               $15.644            $12.467                            $15.623           $12.457
Number of accumulation units
 outstanding at end of period        291,492             68,968                             25,784             1,514
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period         $11.512            $11.367(9)                         $11.503           $11.358(9)
Value at end of period               $13.574            $11.512                            $13.556           $11.503
Number of accumulation units
 outstanding at end of period        715,389             80,978                             29,581             8,780
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period         $13.321            $13.052(9)                         $13.310           $13.042(9)
Value at end of period               $16.829            $13.321                            $16.806           $13.310
Number of accumulation units
 outstanding at end of period        767,053             65,906                             51,412            18,429

-----------------
 (1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (2) Funds were first received in this option during February 1997.
 (3) Funds were first received in this option during July 1997.
 (4) Funds were first received in this option during September 1997.
 (5) Funds were first received in this option during January 1998.
 (6) Funds were first received in this option during August 1997.
 (7) Funds were first received in this option during September 1998.

--------------------------------------------------------------------------------

 (8) Funds were first received in this option during June 1998.
 (9) Funds were first received in this option during November 1997.
(10) Funds were first received in this option during July 1998.
(11) Funds were first received in this option during May 1998.
(12) Funds were first received in this option during August 1998.
(13) Funds were first received in this option during February 1998.
(14) Funds were first received in this option during October 1997.
(15) Funds were first received in this option during January 1997.
(16) Funds were first received in this option during October 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE V
          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% AND 1.15%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods ended December 31, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                         1.10% Total Charges                      1.15% Total Charges
                                  ----------------------------------   ------------------------------------------
                                        1998              1997               1998              1997          1996
                                  ---------------   ----------------   ---------------   ----------------   -----
AETNA ASCENT VP
Value at beginning of period          $13.590            $13.275(1)        $13.579            $11.525(2)
Value at end of period                $14.020            $13.590           $14.002            $13.579
Number of accumulation units
 outstanding at end of period           9,573                 42            26,911              6,392
AETNA BALANCED VP, INC.
Value at beginning of period          $13.194            $12.915(1)        $13.183            $11.130(2)
Value at end of period                $15.259            $13.194           $15.239            $13.183
Number of accumulation units
 outstanding at end of period          10,484                294           275,681            250,060
AETNA BOND VP
Value at beginning of period          $11.240            $11.219(3)        $11.231            $10.476(2)
Value at end of period                $12.022            $11.240           $12.006            $11.231
Number of accumulation units
 outstanding at end of period           2,532                  6           106,179             89,517
AETNA CROSSROADS VP
Value at beginning of period          $12.949            $12.904(1)        $12.938            $11.182(2)
Value at end of period                $13.564            $12.949           $13.546            $12.938
Number of accumulation units
 outstanding at end of period          14,611                 14            24,882              7,129
AETNA GROWTH VP
Value at beginning of period          $13.188            $13.325(1)        $13.183            $13.348(4)
Value at end of period                $17.958            $13.188           $17.943            $13.183
Number of accumulation units
 outstanding at end of period           1,761                 37            14,989                118
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $14.720            $14.520(1)        $14.708            $11.805(2)
Value at end of period                $16.669            $14.720           $16.647            $14.708
Number of accumulation units
 outstanding at end of period          33,836                570           581,226            508,938
AETNA HIGH YIELD VP
Value at beginning of period           $9.096(5)                            $9.959(6)
Value at end of period                 $9.222                               $9.218
Number of accumulation units
 outstanding at end of period              10                                1,725
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period          $14.472            $14.078(1)        $14.463            $11.663(2)
Value at end of period                $18.837            $14.472           $18.815            $14.463
Number of accumulation units
 outstanding at end of period          10,488                215            26,210              5,517
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $9.772(7)                            $9.105(8)
Value at end of period                $10.902                              $10.898
Number of accumulation units
 outstanding at end of period               3                                   96
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period                                                $9.569(9)
Value at end of period                                                      $8.821
Number of accumulation units
 outstanding at end of period                                                1,234
AETNA INTERNATIONAL VP
Value at beginning of period                                                $9.763(8)
Value at end of period                                                      $9.771
Number of accumulation units
 outstanding at end of period                                                  167

--------------------------------------------------------------------------------

                                        1.10% Total Charges                         1.15% Total Charges
                                ----------------------------------- ----------------------------------------------------
                                       1998              1997             1998             1997              1996
                                ------------------ ---------------- ---------------- ---------------- ------------------
AETNA LEGACY VP
Value at beginning of period          $12.338           $12.223(2)       $12.328          $10.927(2)
Value at end of period                $13.050           $12.338          $13.033          $12.328
Number of accumulation units
 outstanding at end of period           3,369               851           23,052           21,027
AETNA MONEY MARKET VP
Value at beginning of period          $10.711           $10.663(1)       $10.702          $10.264           $10.000(10)
Value at end of period                $11.172           $10.711          $11.158          $10.702           $10.264
Number of accumulation units
 outstanding at end of period           6,784               145           76,594           44,265             9,856
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period           $9.159(5)                         $10.034(9)
Value at end of period                 $8.882                             $8.879
Number of accumulation units
 outstanding at end of period              16                              2,845
AETNA SMALL COMPANY VP
Value at beginning of period          $13.669           $13.331(1)       $13.664          $13.709(4)
Value at end of period                $13.668           $13.669          $13.657          $13.664
Number of accumulation units
 outstanding at end of period           6,323               650            9,141              119
AETNA VALUE OPPORTUNITY VP
Value at beginning of period          $13.276           $12.952(1)       $13.271          $13.244(4)
Value at end of period                $16.071           $13.276          $16.057          $13.271
Number of accumulation units
 outstanding at end of period           1,219                46            4,025               47
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period          $13.068(11)                        $12.951          $11.071(2)
Value at end of period                $14.906                            $14.886          $12.951
Number of accumulation units
 outstanding at end of period           1,048                             48,553           37,416
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period          $13.695           $13.343(1)       $13.684          $10.805           $10.000(10)
Value at end of period                $15.120           $13.695          $15.100          $13.684           $10.805
Number of accumulation units
 outstanding at end of period           4,490               589           62,313           40,977             4,215
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $12.643           $12.740(1)       $12.632          $10.348           $10.000(10)
Value at end of period                $17.443           $12.643          $17.420          $12.632           $10.348
Number of accumulation units
 outstanding at end of period          13,478               416           70,232           43,953             4,472
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period          $11.754           $11.651(3)       $11.745          $10.662(1)
Value at end of period                $13.108           $11.754          $13.091          $11.745
Number of accumulation units
 outstanding at end of period           1,860                 5            9,778            6,203
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period          $13.791           $13.502(1)       $13.780          $11.228           $10.000(10)
Value at end of period                $17.729           $13.791          $17.706          $13.780           $11.228
Number of accumulation units
 outstanding at end of period           5,768               110           85,591           56,042             4,169
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.587           $10.337(1)       $10.578           $9.498           $10.000(10)
Value at end of period                $14.059           $10.587          $14.040          $10.578            $9.498
Number of accumulation units
 outstanding at end of period           3,032               269          103,123           77,340             4,932
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period          $13.398           $13.138(1)       $13.387          $11.090           $10.000(10)
Value at end of period                $17.794           $13.398          $17.771          $13.387           $11.090
Number of accumulation units
 outstanding at end of period           4,709               256           36,442           15,461                13
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $12.039           $11.872(1)       $12.029          $10.882(2)
Value at end of period                $12.992           $12.039          $12.975          $12.029
Number of accumulation units
 outstanding at end of period           2,780                12            8,869            4,140

--------------------------------------------------------------------------------

                                        1.10% Total Charges                         1.15% Total Charges
                                ----------------------------------- ---------------------------------------------------
                                       1998              1997             1998            1997              1996
                                ------------------ ---------------- --------------- ---------------- ------------------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $13.209           $12.995(1)      $13.198          $11.138(2)
Value at end of period                $17.723           $13.209         $17.700          $13.198
Number of accumulation units
 outstanding at end of period           2,555               498          39,188           22,179
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $13.724           $13.565(1)      $13.712          $11.355           $10.000(10)
Value at end of period                $17.499           $13.724         $17.476          $13.712           $11.355
Number of accumulation units
 outstanding at end of period          14,918               971         130,326           77,286                 9
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period           $8.980(8)                        $12.042          $11.865(2)
Value at end of period                 $9.581                            $9.568          $12.042
Number of accumulation units
 outstanding at end of period              31                            12,059           12,454
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $10.160(9)                         $9.974(9)
Value at end of period                $10.029                           $10.025
Number of accumulation units
 outstanding at end of period              27                               295
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period           $9.720(5)                        $10.052(9)
Value at end of period                 $9.905                            $9.902
Number of accumulation units
 outstanding at end of period              22                               689
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES
PORTFOLIO
Value at beginning of period           $9.915           $10.039(1)       $9.907          $10.031(1)
Value at end of period                $12.716            $9.915         $12.699           $9.907
Number of accumulation units
 outstanding at end of period           6,017                16         196,772          165,668
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH
PORTFOLIO
Value at beginning of period          $10.008(12)                        $8.698           $8.869(1)
Value at end of period                $10.591                           $10.577           $8.698
Number of accumulation units
 outstanding at end of period             121                           135,559          122,863
PORTFOLIO PARTNERS MFS
VALUE EQUITY PORTFOLIO
Value at beginning of period          $14.846(13)                       $12.437          $12.258(1)
Value at end of period                $15.602                           $15.582          $12.437
Number of accumulation units
 outstanding at end of period           1,488                            75,920           79,382
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period          $11.633(11)                       $11.484          $11.341(1)
Value at end of period                $13.538                           $13.520          $11.484
Number of accumulation units
 outstanding at end of period           3,300                            88,163           77,528
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period          $14.258(14)                       $13.288          $13.021(1)
Value at end of period                $16.784                           $16.762          $13.288
Number of accumulation units
 outstanding at end of period           2,769                            60,127           42,110

-----------------
 (1) Funds were first received in this option during November 1997.
 (2) Funds were first received in this option during January 1997.
 (3) Funds were first received in this option during December 1997.
 (4) Funds were first received in this option during September 1997.
 (5) Funds were first received in this option during September 1998.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during December 1998.
 (8) Funds were first received in this option during August 1998.

--------------------------------------------------------------------------------

 (9) Funds were first received in this option during July 1998.
(10) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(11) Funds were first received in this option during January 1998.
(12) Funds were first received in this option during May 1998.
(13) Funds were first received in this option during April 1998.
(14) Funds were first received in this option during February 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE VI
          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
   AND THOSE ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.


                                                                        Issued Since 1996 with 1.25% Total
                                          1.20% Total Charges                         Charges
                                  -----------------------------------   -----------------------------------
                                        1998               1997               1998               1997
                                  ----------------   ----------------   ----------------   ----------------
AETNA ASCENT VP
Value at beginning of period           $13.587(1)                            $13.557            $12.564(2)
Value at end of period                 $13.983                               $13.965            $13.557
Number of accumulation units
 outstanding at end of period           90,247                                 1,249                253
AETNA BALANCED VP, INC.
Value at beginning of period           $13.676(3)                            $13.161            $11.921(2)
Value at end of period                 $15.219                               $15.199            $13.161
Number of accumulation units
 outstanding at end of period           33,673                                 1,535                133
AETNA BOND VP
Value at beginning of period           $11.283(3)                            $11.217(1)
Value at end of period                 $11.990                               $11.975
Number of accumulation units
 outstanding at end of period           23,608                                 1,197
AETNA CROSSROADS VP
Value at beginning of period           $12.915(1)                            $12.917            $12.024(2)
Value at end of period                 $13.528                               $13.510            $12.917
Number of accumulation units
 outstanding at end of period          499,874                                 8,075                 93
AETNA GROWTH VP
Value at beginning of period           $14.173(3)                            $12.876(1)
Value at end of period                 $17.927                               $17.912
Number of accumulation units
 outstanding at end of period            7,333                                 5,419
AETNA GROWTH AND INCOME VP
Value at beginning of period           $14.696            $13.746(4)         $14.684            $12.851(5)
Value at end of period                 $16.625            $14.696            $16.603            $14.684
Number of accumulation units
 outstanding at end of period          224,761                 25             35,133              1,646
AETNA HIGH YIELD VP
Value at beginning of period            $9.935(6)
Value at end of period                  $9.215
Number of accumulation units
 outstanding at end of period              132
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period           $14.453            $13.642(4)         $14.444            $14.070(7)
Value at end of period                 $18.794            $14.453            $18.772            $14.444
Number of accumulation units
 outstanding at end of period           28,911                 24                594                 10
AETNA INDEX PLUS MID CAP VP
Value at beginning of period            $9.662(6)
Value at end of period                 $10.894
Number of accumulation units
 outstanding at end of period              452
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period            $9.244(6)
Value at end of period                  $8.818
Number of accumulation units
 outstanding at end of period              989
AETNA INTERNATIONAL VP
Value at beginning of period            $9.973(6)
Value at end of period                  $9.768
Number of accumulation units
 outstanding at end of period              123
AETNA LEGACY VP
Value at beginning of period           $12.606(3)                            $12.308            $12.362(8)
Value at end of period                 $13.015                               $12.998            $12.308
Number of accumulation units
 outstanding at end of period           61,973                                 5,866                  2

--------------------------------------------------------------------------------

                                                                         Issued Since 1996 with 1.25% Total
                                           1.20% Total Charges                         Charges
                                   -----------------------------------   -----------------------------------
                                         1998               1997               1998               1997
                                   ----------------   ----------------   ----------------   ----------------
AETNA MONEY MARKET VP
Value at beginning of period            $10.761(3)                            $10.746(3)
Value at end of period                  $11.143                               $11.128
Number of accumulation units
 outstanding at end of period            15,147                                 6,649
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period             $9.633(6)
Value at end of period                   $8.876
Number of accumulation units
 outstanding at end of period               372
AETNA SMALL COMPANY VP
Value at beginning of period            $14.380(3)                            $13.203(1)
Value at end of period                  $13.645                               $13.633
Number of accumulation units
 outstanding at end of period            24,930                                 7,548
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $14.033(3)                            $12.844(1)
Value at end of period                  $16.044                               $16.030
Number of accumulation units
 outstanding at end of period            12,115                                 1,234
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $13.354(3)                            $12.930            $12.790(9)
Value at end of period                  $14.867                               $14.847            $12.930
Number of accumulation units
 outstanding at end of period             2,926                                    51                  6
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $14.168(3)                            $13.661            $13.299(9)
Value at end of period                  $15.080                               $15.061            $13.661
Number of accumulation units
 outstanding at end of period            13,584                                 8,741                  6
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $13.438(3)                            $12.612            $11.704(2)
Value at end of period                  $17.397                               $17.374            $12.612
Number of accumulation units
 outstanding at end of period            58,305                                 9,906                214
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period            $12.430(3)                            $11.726            $12.512(7)
Value at end of period                  $13.074                               $13.056            $11.726
Number of accumulation units
 outstanding at end of period             5,797                                   688                 22
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period            $13.768            $12.889(2)         $13.757            $11.902(5)
Value at end of period                  $17.683            $13.768            $17.659            $13.757
Number of accumulation units
 outstanding at end of period            29,528                 27             11,737                390
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $10.956(3)                            $10.561             $9.646(2)
Value at end of period                  $14.022                               $14.003            $10.561
Number of accumulation units
 outstanding at end of period            43,050                                 4,812                262
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period            $14.246(3)                            $13.370(1)
Value at end of period                  $17.747                               $17.724
Number of accumulation units
 outstanding at end of period            21,105                                   798
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period            $12.212(3)                            $12.112(1)
Value at end of period                  $12.958                               $12.940
Number of accumulation units
 outstanding at end of period            13,990                                   126
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period            $14.218(3)                            $13.177            $13.270(7)
Value at end of period                  $17.677                               $17.653            $13.177
Number of accumulation units
 outstanding at end of period            19,754                                 5,365                 32

--------------------------------------------------------------------------------

                                                                         Issued Since 1996 with 1.25% Total
                                          1.20% Total Charges                          Charges
                                  -----------------------------------   -------------------------------------
                                        1998               1997                1998                1997
                                  ----------------   ----------------   ------------------   ----------------
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period          $13.701             $13.856(2)          $13.690             $13.125(2)
Value at end of period                $17.453             $13.701             $17.430             $13.690
Number of accumulation units
 outstanding at end of period          46,824                  27              10,441                 273
LEXINGTON NATURAL RESOURCES
TRUST
Value at beginning of period          $11.980(6)                              $12.022             $11.717(2)
Value at end of period                 $9.556                                  $9.543             $12.022
Number of accumulation units
 outstanding at end of period           2,826                                      53                  35
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period           $9.905(10)
Value at end of period                 $9.898
Number of accumulation units
 outstanding at end of period              57
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES PORTFOLIO
Value at beginning of period          $11.093(3)                               $9.891             $10.015(9)
Value at end of period                $12.683                                 $12.666              $9.891
Number of accumulation units
 outstanding at end of period          88,261                                  21,617                  99
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH PORTFOLIO
Value at beginning of period           $9.310(3)                               $8.597(1)
Value at end of period                $10.563                                 $10.549
Number of accumulation units
 outstanding at end of period          49,879                                   3,244
PORTFOLIO PARTNERS MFS VALUE
EQUITY PORTFOLIO
Value at beginning of period          $13.387(3)                              $12.394(1)
Value at end of period                $15.561                                 $15.541
Number of accumulation units
 outstanding at end of period          19,782                                   1,060
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period          $12.274(3)                              $11.465             $11.323(9)
Value at end of period                $13.502                                 $13.485             $11.465
Number of accumulation units
 outstanding at end of period          13,604                                   2,493                 189
PORTFOLIO PARTNERS T. ROWE
PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period          $14.232(3)                              $13.156((1)
Value at end of period                $16.740                                 $16.718
Number of accumulation units
 outstanding at end of period          45,971                                   1,239

-----------------
 (1) Funds were first received in this option during January 1998.
 (2) Funds were first received in this option during June 1997.
 (3) Funds were first received in this option during February 1998.
 (4) Funds were first received in this option during July 1997.
 (5) Funds were first received in this option during May 1997.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during September 1997.
 (8) Funds were first received in this option during October 1997.
 (9) Funds were first received in this option during November 1997.
(10) Funds were first received in this option during December 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE VII
     FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30% AND 1.40%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods ended December 31, 1998 and 1997 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

                                                          1.30% Total Charges            1.40% Total Charges
                                                   ----------------------------------   --------------------
                                                         1998              1997                 1998
                                                   ---------------   ----------------   --------------------
AETNA ASCENT VP
Value at beginning of period                           $13.546            $11.759(1)           $14.731(2)
Value at end of period                                 $13.946            $13.546              $13.910
Number of accumulation units outstanding at end
 of period                                               1,424                855                  136
AETNA BALANCED VP, INC.
Value at beginning of period                           $13.150            $11.717(3)           $14.278(2)
Value at end of period                                 $15.179            $13.150              $15.139
Number of accumulation units outstanding at end
 of period                                                   8                459                  533
AETNA BOND VP
Value at beginning of period                           $11.203            $10.974(1)           $11.423(2)
Value at end of period                                 $11.959            $11.203              $11.927
Number of accumulation units outstanding at end
 of period                                              59,443                279                  189
AETNA CROSSROADS VP
Value at beginning of period                           $12.906            $11.380(1)           $13.846(2)
Value at end of period                                 $13.492            $12.906              $13.457
Number of accumulation units outstanding at end
 of period                                                 521                641                  501
AETNA GROWTH VP
Value at beginning of period                                                                   $15.724(2)
Value at end of period                                                                         $17.865
Number of accumulation units outstanding at end
 of period                                                                                         211
AETNA GROWTH AND INCOME VP
Value at beginning of period                           $14.672            $12.519(1)           $16.562(4)
Value at end of period                                 $16.581            $14.672              $16.537
Number of accumulation units outstanding at end
 of period                                               2,880              3,082                  934
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                           $14.435            $11.470(5)           $16.556(2)
Value at end of period                                 $18.751            $14.435              $18.708
Number of accumulation units outstanding at end
 of period                                              12,423              8,665                  173
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                            $9.805(6)
Value at end of period                                 $10.887
Number of accumulation units outstanding at end
 of period                                                  41
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                            $8.198(6)
Value at end of period                                  $8.812
Number of accumulation units outstanding at end
 of period                                                  49
AETNA LEGACY VP
Value at beginning of period                           $12.298            $11.401(3)
Value at end of period                                 $12.981            $12.298
Number of accumulation units outstanding at end
 of period                                              30,755                 74
AETNA MONEY MARKET VP
Value at beginning of period                           $10.676            $10.358(5)           $10.821(2)
Value at end of period                                 $11.114            $10.676              $11.084
Number of accumulation units outstanding at end
 of period                                              13,000              8,302                  161
AETNA SMALL COMPANY VP
Value at beginning of period                                                                   $11.872(7)
Value at end of period                                                                         $13.598
Number of accumulation units outstanding at end
 of period                                                                                          72

--------------------------------------------------------------------------------


                                                            1.30% Total Charges             1.40% Total Charges
                                                   -------------------------------------   --------------------
                                                         1998                1997                  1998
                                                   ----------------   ------------------   --------------------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                            $15.827(8)                                $15.181(2)
Value at end of period                                  $16.016                                   $15.988
Number of accumulation units outstanding at end
 of period                                                   88                                        39
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                            $12.919             $11.742(3)
Value at end of period                                  $14.827             $12.919
Number of accumulation units outstanding at end
 of period                                                   13                  44
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                            $13.650             $10.942(5)            $15.124(2)
Value at end of period                                  $15.041             $13.650               $15.001
Number of accumulation units outstanding at end
 of period                                                3,612               7,817                 2,077
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                            $12.601             $10.724(1)            $14.386(2)
Value at end of period                                  $17.351             $12.601               $17.305
Number of accumulation units outstanding at end
 of period                                                2,636               2,031                 4,116
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                            $11.716             $11.785(1)            $13.828(2)
Value at end of period                                  $13.039             $11.716               $13.005
Number of accumulation units outstanding at end
 of period                                                  408                 348                   113
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                            $13.746             $11.031(5)            $15.738(4)
Value at end of period                                  $17.636             $13.746               $17.590
Number of accumulation units outstanding at end
 of period                                               10,681               7,728                 1,990
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                            $10.552              $8.944(1)            $11.943(4)
Value at end of period                                  $13.985             $10.552               $13.948
Number of accumulation units outstanding at end
 of period                                                3,586               2,527                 1,441
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                            $13.354             $12.113(3)            $15.102(2)
Value at end of period                                  $17.701             $13.354               $17.654
Number of accumulation units outstanding at end
 of period                                                  668                 369                   564
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                            $12.225(9)                                $12.375(2)
Value at end of period                                  $12.923                                   $12.889
Number of accumulation units outstanding at end
 of period                                                8,960                                        30
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                            $13.166             $10.962(5)            $15.123(2)
Value at end of period                                  $17.630             $13.166               $17.584
Number of accumulation units outstanding at end
 of period                                                  911                 637                 2,368
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                            $13.679             $11.961(5)            $16.231(4)
Value at end of period                                  $17.407             $13.679               $17.361
Number of accumulation units outstanding at end
 of period                                                6,473               2,018                   649
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                            $12.012             $10.678(5)
Value at end of period                                   $9.340             $12.012
Number of accumulation units outstanding at end
 of period                                                    0                   5
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                             $9.965(8)                                $10.041(10)
Value at end of period                                  $10.015                                   $10.008
Number of accumulation units outstanding at end
 of period                                                  139                                        14
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                             $9.883             $10.007(11)           $11.707(2)
Value at end of period                                  $12.649              $9.883               $12.616
Number of accumulation units outstanding at end
 of period                                                5,462               3,595                   928




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

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--------------------------------------------------------------------------------

                                                        1.30% Total Charges         1.40% Total Charges
                                                   -----------------------------   --------------------
                                                      1998            1997                 1998
                                                   ---------   -----------------   --------------------
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period                         $8.677          $8.848(11)            $9.977(2)
Value at end of period                              $10.535          $8.677               $10.507
Number of accumulation units outstanding at end
 of period                                            5,146           1,788                   220
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                        $12.406         $12.230(11)           $14.631(2)
Value at end of period                              $15.520         $12.406               $15.479
Number of accumulation units outstanding at end
 of period                                            1,074             237                    46
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                        $11.456         $11.314(11)           $13.542(2)
Value at end of period                              $13.467         $11.456               $13.431
Number of accumulation units outstanding at end
 of period                                              313             200                   125
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                        $13.256         $12.991(11)           $15.190(2)
Value at end of period                              $16.696         $13.256               $16.652
Number of accumulation units outstanding at end
 of period                                            2,748           1,649                 1,525

-----------------
 (1) Funds were first received in this option during May 1997.
 (2) Funds were first received in this option during May 1998.
 (3) Funds were first received in this option during June 1997.
 (4) Funds were first received in this option during April 1998.
 (5) Funds were first received in this option during April 1997.
 (6) Funds were first received in this option during November 1998.
 (7) Funds were first received in this option during September 1998.
 (8) Funds were first received in this option during December 1998.
 (9) Funds were first received in this option during March 1998.
(10) Funds were first received in this option during July 1998.
(11) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                  TABLE VIII
     FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

                                                         1998               1997               1996
                                                   ----------------   ----------------   ----------------
AETNA ASCENT VP
Value at beginning of period                            $13.502            $11.422(1)
Value at end of period                                  $13.873            $13.502
Number of accumulation units outstanding at end
 of period                                               14,280              9,985
AETNA BALANCED VP, INC
Value at beginning of period                            $13.107            $11.009(1)
Value at end of period                                  $15.099            $13.107
Number of accumulation units outstanding at end
 of period                                                9,091              7,997
AETNA BOND VP
Value at beginning of period                            $11.166            $10.442(1)
Value at end of period                                  $11.896            $11.166
Number of accumulation units outstanding at end
 of period                                               27,680              2,940
AETNA CROSSROADS VP
Value at beginning of period                            $12.864            $11.093(1)
Value at end of period                                  $13.421            $12.864
Number of accumulation units outstanding at end
 of period                                               22,768             30,806
AETNA GROWTH VP
Value at beginning of period                            $13.027(2)
Value at end of period                                  $17.834
Number of accumulation units outstanding at end
 of period                                                3,470
AETNA GROWTH AND INCOME VP
Value at beginning of period                            $14.624            $11.429            $10.000(3)
Value at end of period                                  $16.493            $14.624            $11.429
Number of accumulation units outstanding at end
 of period                                               47,950             40,309                  5
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                            $14.397            $11.374(1)
Value at end of period                                  $18.665            $14.397
Number of accumulation units outstanding at end
 of period                                               16,814              3,156
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                             $9.216(4)
Value at end of period                                  $10.872
Number of accumulation units outstanding at end
 of period                                                   45
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                             $7.150(4)
Value at end of period                                   $8.800
Number of accumulation units outstanding at end
 of period                                                   78
AETNA LEGACY VP
Value at beginning of period                            $12.257            $10.835(5)
Value at end of period                                  $12.913            $12.257
Number of accumulation units outstanding at end
 of period                                               14,097             14,983
AETNA MONEY MARKET VP
Value at beginning of period                            $10.641            $10.249(1)
Value at end of period                                  $11.055            $10.641
Number of accumulation units outstanding at end
 of period                                               13,218             13,868
AETNA SMALL COMPANY VP
Value at beginning of period                            $13.629            $13.952(6)
Value at end of period                                  $13.574            $13.629
Number of accumulation units outstanding at end
 of period                                                3,581                 47

--------------------------------------------------------------------------------

                                                         1998              1997               1996
                                                   ---------------   ----------------   ----------------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $13.237            $12.103(7)
Value at end of period                                 $15.960            $13.237
Number of accumulation units outstanding at end
 of period                                               2,432                795
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $12.877            $10.955(1)
Value at end of period                                 $14.749            $12.877
Number of accumulation units outstanding at end
 of period                                               1,709              1,007
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                           $13.606            $10.905(1)
Value at end of period                                 $14.961            $13.606
Number of accumulation units outstanding at end
 of period                                               9,414              9,207
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $12.560            $10.537(1)
Value at end of period                                 $17.259            $12.560
Number of accumulation units outstanding at end
 of period                                              12,956              2,793
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $11.678            $10.566(1)
Value at end of period                                 $12.971            $11.678
Number of accumulation units outstanding at end
 of period                                                 468                107
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                           $13.701            $11.436(1)
Value at end of period                                 $17.543            $13.701
Number of accumulation units outstanding at end
 of period                                              11,751              8,704
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                           $10.518             $9.477            $10.000(3)
Value at end of period                                 $13.911            $10.518             $9.477
Number of accumulation units outstanding at end
 of period                                              13,650             12,648                  9
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $13.310            $11.136(1)
Value at end of period                                 $17.607            $13.310
Number of accumulation units outstanding at end
 of period                                              20,319              2,801
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                           $11.960            $10.955(5)
Value at end of period                                 $12.855            $11.960
Number of accumulation units outstanding at end
 of period                                                 248                118
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                           $13.123            $11.002(1)
Value at end of period                                 $17.537            $13.123
Number of accumulation units outstanding at end
 of period                                               8,842              5,724
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                           $13.634            $11.483(1)
Value at end of period                                 $17.315            $13.634
Number of accumulation units outstanding at end
 of period                                              23,085             16,828
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                           $11.973            $11.712(1)
Value at end of period                                  $9.480            $11.973
Number of accumulation units outstanding at end
 of period                                                 318                627
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                            $9.973(8)
Value at end of period                                  $9.878
Number of accumulation units outstanding at end
 of period                                                   3
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                            $9.850             $9.976(9)
Value at end of period                                 $12.582             $9.850
Number of accumulation units outstanding at end
 of period                                               5,349              2,413

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--------------------------------------------------------------------------------

                                                      1998           1997         1996
                                                   ---------   ---------------   -----
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period                         $8.649         $8.821(9)
Value at end of period                              $10.479         $8.649
Number of accumulation units outstanding at end
 of period                                            1,814            442
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                        $12.365        $12.192(9)
Value at end of period                              $15.438        $12.365
Number of accumulation units outstanding at end
 of period                                            1,256             80
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                        $11.418        $11.279(9)
Value at end of period                              $13.396        $11.418
Number of accumulation units outstanding at end
 of period                                            3,208          2,665
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                        $13.212        $12.951(9)
Value at end of period                              $16.608        $13.212
Number of accumulation units outstanding at end
 of period                                            5,824          3,802

-----------------
(1) Funds were first received in this option during January 1997.
(2) Funds were first received in this option during January 1998.
(3) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(4) Funds were first received in this option during August 1998.
(5) Funds were first received in this option during April 1997.
(6) Funds were first received in this option during September 1997.
(7) Funds were first received in this option during July 1997.
(8) Funds were first received in this option during May 1998.
(9) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE IX
    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                       1998              1997               1996               1995
                                ----------------- ------------------ ----------------- -------------------
AETNA ASCENT VP
Value at beginning of period           $15.422           $13.025            $10.673            $10.000(1)
Value at end of period                 $15.886           $15.422            $13.025            $10.673
Number of accumulation units
 outstanding at end of period        3,508,677         3,543,367          1,314,997            393,053
AETNA BALANCED VP
Value at beginning of period           $18.811           $15.551            $13.673            $10.868
Value at end of period                 $21.723           $18.811            $15.551            $13.673
Number of accumulation units
 outstanding at end of period       25,990,902        34,194,804         36,147,028         38,152,395
AETNA BOND VP
Value at beginning of period           $13.238           $12.377            $12.098            $10.360
Value at end of period                 $14.137           $13.238            $12.377            $12.098
Number of accumulation units
 outstanding at end of period       15,101,998        18,047,780         20,036,622         21,379,976
AETNA CROSSROADS VP
Value at beginning of period           $14.456           $12.450            $10.612            $10.000(1)
Value at end of period                 $15.120           $14.456            $12.450            $10.612
Number of accumulation units
 outstanding at end of period        2,863,812         2,469,082            918,336            294,673
AETNA GROWTH VP
Value at beginning of period           $13.173           $11.635(5)
Value at end of period                 $17.912           $13.173
Number of accumulation units
 outstanding at end of period        2,395,680            41,928
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $22.194           $17.302            $14.077            $10.778
Value at end of period                 $25.094           $22.194            $17.302            $14.077
Number of accumulation units
 outstanding at end of period      134,233,828       177,627,474        185,328,132        188,964,022
AETNA HIGH YIELD VP
Value at beginning of period            $9.969(7)
Value at end of period                  $9.212
Number of accumulation units
 outstanding at end of period           91,056
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period           $14.444           $10.924            $10.000(8)
Value at end of period                 $18.772           $14.444            $10.924
Number of accumulation units
 outstanding at end of period        7,100,483         4,796,644            879,588
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $10.107(7)
Value at end of period                 $10.891
Number of accumulation units
 outstanding at end of period          146,921
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period            $9.996(7)
Value at end of period                  $8.815
Number of accumulation units
 outstanding at end of period          253,184
AETNA INTERNATIONAL VP
Value at beginning of period           $10.182(7)
Value at end of period                  $9.765
Number of accumulation units
 outstanding at end of period           97,660



                                      1994           1993            1992            1991           1990            1989
                                --------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP
Value at beginning of period           $11.057        $10.189       $12.736(2)        $10.896        $10.437       $10.000(3)
Value at end of period                 $10.868        $11.057       $10.189           $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period           $10.905        $10.068       $36.789(4)        $31.192        $28.943       $25.574
Value at end of period                 $10.360        $10.905       $10.068           $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454       $97.165(6)        $77.845        $76.311       $59.871
Value at end of period                 $10.778        $11.020       $10.454           $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period



 86
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--------------------------------------------------------------------------------


                                      1998              1997             1996              1995
                                ---------------- ------------------ -------------- -------------------
AETNA LEGACY VP
Value at beginning of period         $13.491           $11.930            $10.580         $10.000(1)
Value at end of period               $14.248           $13.491            $11.930         $10.580
Number of accumulation units
 outstanding at end of period     11,971,281         1,624,842            513,590         143,637
AETNA MONEY MARKET VP
Value at beginning of period         $11.951           $11.473            $11.026         $10.528
Value at end of period               $12.447           $11.951            $11.473         $11.026
Number of accumulation units
 outstanding at end of period     10,102,496         12,191,085        13,898,826      12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $10.126(7)
Value at end of period                $8.873
Number of accumulation units
 outstanding at end of period         90,949
AETNA SMALL COMPANY
VP
Value at beginning of period         $13.654           $12.299(10)
Value at end of period               $13.633           $13.654
Number of accumulation units
 outstanding at end of period      1,696,714           253,548
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period         $13.261           $12.913(11)
Value at end of period               $16.030           $13.261
Number of accumulation units
 outstanding at end of period      1,079,291           100,928
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $17.840           $15.044            $13.527         $10.554
Value at end of period               $20.485           $17.840            $15.044         $13.527
Number of accumulation units
 outstanding at end of period      1,306,652         1,499,989          1,313,324         966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period         $15.837           $12.518            $11.092         $10.000(2)
Value at end of period               $17.459           $15.837            $12.518         $11.092
Number of accumulation units
 outstanding at end of period      6,281,077         7,111,490          5,007,706       1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $13.904           $11.402            $10.066         $10.000(1)
Value at end of period               $19.155           $13.904            $11.402         $10.066
Number of accumulation units
 outstanding at end of period      7,144,438         6,586,698          5,171,098       1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $12.269           $11.137             $9.961         $10.000(1)
Value at end of period               $13.662           $12.269            $11.137          $9.961
Number of accumulation units
 outstanding at end of period        651,566           718,565            487,709         196,090
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period         $15.270           $12.455            $10.397         $10.000(1)
Value at end of period               $19.601           $15.270            $12.455         $10.397
Number of accumulation units
 outstanding at end of period      9,575,608         11,399,666         6,812,870       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $15.801           $14.202            $13.322         $10.581
Value at end of period               $20.951           $15.801            $14.202         $13.322
Number of accumulation units
 outstanding at end of period      7,536,062         9,271,525          8,835,470       4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $15.012           $12.449            $10.850         $10.000(1)
Value at end of period               $19.908           $15.012            $12.449         $10.850
Number of accumulation units
 outstanding at end of period      3,192,160         1,911,789            996,510          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $14.373           $13.022            $12.077          $9.873
Value at end of period               $15.487           $14.373            $13.022         $12.077
Number of accumulation units
 outstanding at end of period      1,213,451           934,053            619,287         315,361



                                       1994             1993            1992             1991          1990           1989
                                ------------------ ------------- ------------------ ------------- -------------- -------------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048        $33.812(9)        $32.138        $30.012       $27.783
Value at end of period                $10.528           $10.241        $10.048           $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278        $10.000(12)
Value at end of period                $10.554           $11.036        $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                $10.581
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                 $9.873
Number of accumulation units
 outstanding at end of period          28,543

--------------------------------------------------------------------------------

                                       1998                1997              1996
                                ----------------- --------------------- -------------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $15.414            $12.716             $10.870
Value at end of period                $20.651            $15.414             $12.716
Number of accumulation units
 outstanding at end of period       2,995,268          3,100,436           2,018,527
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $16.720            $13.860             $10.877
Value at end of period                $21.288            $16.720             $13.860
Number of accumulation units
 outstanding at end of period      14,519,620          17,194,687          8,715,825
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $15.541            $14.686             $11.720
Value at end of period                $12.336            $15.541             $14.686
Number of accumulation units
 outstanding at end of period         755,984          1,786,409             966,482
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $10.079(7)
Value at end of period                $10.018
Number of accumulation units
 outstanding at end of period          39,441
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $10.015(7)
Value at end of period                 $9.895
Number of accumulation units
 outstanding at end of period          71,074
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period          $14.927            $15.114(14)
Value at end of period                $19.114            $14.927
Number of accumulation units
 outstanding at end of period      11,377,408          16,549,322
PORTFOLIO PARTNERS
MFS RESEARCH
PORTFOLIO
Value at beginning of period          $13.795            $14.067(14)
Value at end of period                $16.758            $13.795
Number of accumulation units
 outstanding at end of period       8,758,123          11,539,850
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period          $19.291            $19.016(14)
Value at end of period                $24.145            $19.291
Number of accumulation units
 outstanding at end of period       2,186,996          2,879,845
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period          $16.986            $16.776(14)
Value at end of period                $19.978            $16.986
Number of accumulation units
 outstanding at end of period       4,030,904          6,242,299
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period          $14.400            $14.112(14)
Value at end of period                $18.146            $14.400
Number of accumulation units
 outstanding at end of period       6,541,819          8,296,964



                                      1995          1994       1993           1992         1991   1990   1989
                                ---------------- ---------- ---------- ------------------ ------ ------ -----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.877
Number of accumulation units
 outstanding at end of period      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $10.154     $10.877       $9.832        $10.000(12)
Value at end of period               $11.720     $10.154      $10.877         $9.832
Number of accumulation units
 outstanding at end of period        711,892     703,676      135,614            561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995 when the fund became available under the contract.
 (2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (3) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.

--------------------------------------------------------------------------------

 (4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (5) Funds were first received in this option during June 1997.
 (6) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (7) Funds were first received in this option during May 1998.
 (8) The initial accumulation unit value was established at $10.000 during August 1996, when the portfolio became available under the contract.
 (9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account value were not changed as a result of the conversion.
(10) Funds were first received in this option during July 1997.
(11) Funds were first received in this option during August 1997.
(12) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(13) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(14) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE X
                    FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                    SAN BERNARDINO COUNTY AND MACOMB COUNTY
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

                                       1998              1997            1996          1995
                                ----------------- ----------------- ------------- -------------
AETNA ASCENT VP
Value at beginning of period         $15.422           $13.291(1)
Value at end of period               $15.886           $15.422
Number of accumulation units
 outstanding at end of period         21,430               380
AETNA BALANCED VP, INC
Value at beginning of period         $24.700           $20.419           $17.954       $14.270
Value at end of period               $28.524           $24.700           $20.419       $17.954
Number of accumulation units
 outstanding at end of period      2,294,877         2,160,305         2,716,641     9,193,181
AETNA BOND VP
Value at beginning of period         $51.330           $47.992           $46.913       $40.173
Value at end of period               $54.819           $51.330           $47.992       $46.913
Number of accumulation units
 outstanding at end of period        994,987           959,336           835,724     2,377,622
AETNA CROSSROADS VP
Value at beginning of period         $14.456           $12.577(1)
Value at end of period               $15.120           $14.456
Number of accumulation units
 outstanding at end of period         31,468               873
AETNA GROWTH VP
Value at beginning of period         $11.392(3)
Value at end of period               $13.597
Number of accumulation units
 outstanding at end of period             17
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $217.359          $169.448          $137.869      $105.558
Value at end of period              $245.765          $217.359          $169.448      $137.869
Number of accumulation units
 outstanding at end of period      1,747,097         1,826,355         2,071,139     6,364,000
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period         $14.444           $14.493(14)
Value at end of period               $18.772           $14.444
Number of accumulation units
 outstanding at end of period      1,302,825            17,771
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period          $9.928(4)
Value at end of period               $11.338
Number of accumulation units
 outstanding at end of period         35,201
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period         $10.193(4)
Value at end of period                $9.157
Number of accumulation units
 outstanding at end of period         81,388
AETNA LEGACY VP
Value at beginning of period         $13.491           $12.296(5)
Value at end of period               $14.248           $13.491
Number of accumulation units
 outstanding at end of period         95,526             2,279
AETNA MONEY MARKET VP
Value at beginning of period         $41.174           $39.528           $37.988       $36.271
Value at end of period               $42.883           $41.174           $39.528       $37.988
Number of accumulation units
 outstanding at end of period        564,537           455,502           597,656     1,836,260



                                     1994           1993           1992           1991           1990            1989
                                -------------- -------------- -------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period          $14.519        $13.379        $12.736        $10.896        $10.437       $10.000(2)
Value at end of period                $14.270        $14.519        $13.379        $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period      21,990,186     30,784,750     34,802,433     22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period          $42.283        $39.038        $36.789        $31.192        $28.943       $25.574
Value at end of period                $40.173        $42.283        $39.038        $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       5,108,720      8,210,666      8,507,292      7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period         $107.925       $102.383        $97.165        $77.845        $76.311       $59.871
Value at end of period               $105.558       $107.925       $102.383        $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      13,966,072     21,148,863     24,201,565     20,948,226     18,362,906    17,142,820
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $35.282        $34.619        $33.812        $32.138        $30.012       $27.783
Value at end of period                $36.271        $35.282        $34.619        $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       3,679,802      5,086,515      7,534,662      8,430,082     10,220,110     8,286,033

--------------------------------------------------------------------------------


                                       1998              1997            1996            1995
                                ------------------ ---------------- ------------- -----------------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period          $11.472(4)
Value at end of period                $12.088
Number of accumulation units
 outstanding at end of period          33,957
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $23.675           $19.965          $17.951       $13.990
Value at end of period                $27.186           $23.675          $19.965       $17.951
Number of accumulation units
 outstanding at end of period         917,567           929,282          898,279       856,361
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period          $16.587           $13.110          $11.617       $10.000(7)
Value at end of period                $18.285           $16.587          $13.110       $11.617
Number of accumulation units
 outstanding at end of period       2,533,673         2,139,178        1,454,755       628,582
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $14.087           $11.843(8)
Value at end of period                $19.406           $14.087
Number of accumulation units
 outstanding at end of period              72                29
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period                            $11.400          $10.197       $10.000(9)
Value at end of period                                  $12.560          $11.400       $10.197
Number of accumulation units
 outstanding at end of period                                 0            1,302
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period          $17.276           $14.092          $11.763       $10.000(7)
Value at end of period                $22.177           $17.276          $14.092       $11.763
Number of accumulation units
 outstanding at end of period       3,333,320         2,706,862        1,522,169       525,476
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $18.174           $16.334          $15.323       $12.169
Value at end of period                $24.098           $18.174          $16.334       $15.323
Number of accumulation units
 outstanding at end of period       2,142,130         1,939,607        1,893,718     1,280,953
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period          $15.016           $12.453          $10.853       $10.000(9)
Value at end of period                $19.914           $15.016          $12.453       $10.853
Number of accumulation units
 outstanding at end of period           3,698             7,873              231           161
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $14.430           $13.074          $12.124        $9.911
Value at end of period                $15.548           $14.430          $13.074       $12.124
Number of accumulation units
 outstanding at end of period           8,967             5,211            3,761         3,345
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $16.816           $13.872          $11.859       $10.000(9)
Value at end of period                $22.529           $16.816          $13.872       $11.859
Number of accumulation units
 outstanding at end of period       1,354,047         1,109,942          663,945       109,717
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $18.690           $15.493          $12.158       $10.000(9)
Value at end of period                $23.797           $18.690          $15.493       $12.158
Number of accumulation units
 outstanding at end of period       4,687,167         3,873,511        2,090,908       314,653
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $14.403           $13.611          $10.862        $9.412
Value at end of period                $11.433           $14.403          $13.611       $10.862
Number of accumulation units
 outstanding at end of period         534,962           650,486          587,248       530,562
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $10.077(12)
Value at end of period                $10.303
Number of accumulation units
 outstanding at end of period          20,548



                                       1994           1993       1992       1991       1990          1989
                                ------------------ ---------- ---------- ---------- ---------- ----------------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $14.640        $13.726    $12.913    $11.233    $10.568       $10.000(6)
Value at end of period                $13.990        $14.640    $13.726    $12.913    $11.233       $10.568
Number of accumulation units
 outstanding at end of period         743,464        705,415    503,006    355,851    148,576        20,710
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(10)
Value at end of period                $12.169
Number of accumulation units
 outstanding at end of period         393,553
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(11)
Value at end of period                 $9.911
Number of accumulation units
 outstanding at end of period           1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $10.071         $9.193     $9.018     $9.608    $11.441       $10.000(6)
Value at end of period                 $9.412        $10.071     $9.193     $9.018     $9.608       $11.441
Number of accumulation units
 outstanding at end of period         533,016        341,771    198,338    144,139     75,052        11,481
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                      1998               1997         1996   1995   1994   1993   1992   1991   1990   1989
                                ---------------- ------------------- ------ ------ ------ ------ ------ ------ ------ -----
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period         $10.055(4)
Value at end of period                $9.935
Number of accumulation units
 outstanding at end of period        100,555
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period         $15.046           $15.236(13)
Value at end of period               $19.268           $15.046
Number of accumulation units
 outstanding at end of period      3,101,880         2,707,904
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period         $11.960           $12.195(13)
Value at end of period               $14.528           $11.960
Number of accumulation units
 outstanding at end of period      1,379,653           232,418
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period         $23.440           $23.106(13)
Value at end of period               $29.339           $23.440
Number of accumulation units
 outstanding at end of period      2,244,308         2,018,219
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period         $17.709           $17.490(13)
Value at end of period               $20.829           $17.709
Number of accumulation units
 outstanding at end of period      2,962,631         3,237,710
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period         $16.608           $16.276(13)
Value at end of period               $20.929           $16.608
Number of accumulation units
 outstanding at end of period      1,564,888         1,317,058

-----------------
 (1) Funds were first received in this option during February 1997.
 (2) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.
 (3) Funds were first received in this option during September 1998.
 (4) Funds were first received in this option during May 1998.
 (5) Funds were first received in this option during February 1997.
 (6) The initial accumulation unit value was established at $10.000 on May 31, 1989, the date on which the fund/portfolio became available under the contract.
 (7) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
 (8) Funds were first received in this option during January 1997.
 (9) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
(10) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
(11) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.
(12) Funds were first received in this option during June 1998.
(13) Funds were first received in this option during November 1997.
(14) Funds were first received in this option during December 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XI
    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.


                                                                    1998               1997
                                                              ---------------   -----------------
AETNA ASCENT VP
Value at beginning of period                                      $15.394            $13.020(1)
Value at end of period                                            $15.818            $15.394
Number of accumulation units outstanding at end of period          38,620             29,840
AETNA BALANCED VP
Value at beginning of period                                      $18.776            $15.674(1)
Value at end of period                                            $21.629            $18.776
Number of accumulation units outstanding at end of period         385,862            478,117
AETNA BOND VP
Value at beginning of period                                      $13.213            $12.302(1)
Value at end of period                                            $14.076            $13.213
Number of accumulation units outstanding at end of period         199,388            215,650
AETNA CROSSROADS VP
Value at beginning of period                                      $14.430            $12.449(1)
Value at end of period                                            $15.055            $14.430
Number of accumulation units outstanding at end of period          32,997             26,483
AETNA GROWTH VP(10)
Value at beginning of period                                      $13.149            $12.739(2)
Value at end of period                                            $17.834            $13.149
Number of accumulation units outstanding at end of period          36,839              3,326
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $22.153            $17.861(1)
Value at end of period                                            $24.986            $22.153
Number of accumulation units outstanding at end of period       1,587,351          1,699,982
AETNA HIGH YIELD VP
Value at beginning of period                                       $9.616(3)
Value at end of period                                             $9.196
Number of accumulation units outstanding at end of period              65
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $14.418            $11.345(1)
Value at end of period                                            $18.691            $14.418
Number of accumulation units outstanding at end of period          68,841             27,945
AETNA INDEX PLUS MID CAP VP
Value at beginning of periodd
Value at end of period                                             $9.946(4)
Value at end of period                                            $10.872
Number of accumulation units outstanding at end of period             203
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                       $9.775(5)
Value at end of period                                             $8.800
Number of accumulation units outstanding at end of period             598
AETNA INTERNATIONAL VP
Value at beginning of period                                       $9.737(6)
Value at end of period                                             $9.748
Number of accumulation units outstanding at end of period           1,095
AETNA LEGACY VP
Value at beginning of period                                      $13.467            $11.873(1)
Value at end of period                                            $14.187            $13.467
Number of accumulation units outstanding at end of period          32,088             14,817
AETNA MONEY MARKET VP
Value at beginning of period                                      $11.929            $11.592(1)
Value at end of period                                            $12.393            $11.929
Number of accumulation units outstanding at end of period         123,429            176,703
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                       $8.524(7)
Value at end of period                                             $8.857
Number of accumulation units outstanding at end of period           1,342
AETNA SMALL COMPANY VP
Value at beginning of period                                      $13.629            $13.629(2)
Value at end of period                                            $13.574            $13.629
Number of accumulation units outstanding at end of period          21,070                 82

--------------------------------------------------------------------------------

                                                                    1998              1997
                                                              ---------------   ----------------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $13.237            $13.237(2)
Value at end of period                                            $15.960            $13.237
Number of accumulation units outstanding at end of period          15,870                 84
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                      $17.808            $14.934(1)
Value at end of period                                            $20.397            $17.808
Number of accumulation units outstanding at end of period          24,487             20,521
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $15.808            $12.711(1)
Value at end of period                                            $17.384            $15.808
Number of accumulation units outstanding at end of period         222,658            117,588
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $13.879            $11.373(1)
Value at end of period                                            $19.072            $13.879
Number of accumulation units outstanding at end of period         228,969            104,982
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                      $12.247            $11.253(1)
Value at end of period                                            $13.603            $12.247
Number of accumulation units outstanding at end of period          11,523              8,098
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                      $15.242            $12.388(1)
Value at end of period                                            $19.516            $15.242
Number of accumulation units outstanding at end of period         157,444            146,381
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $15.773            $12.594(1)
Value at end of period                                            $20.861            $15.773
Number of accumulation units outstanding at end of period         100,075             85,304
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $14.984            $12.760(1)
Value at end of period                                            $19.822            $14.984
Number of accumulation units outstanding at end of period          53,980             19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $14.347            $13.025(1)
Value at end of period                                            $15.420            $14.347
Number of accumulation units outstanding at end of period          14,524              8,189
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $15.386            $12.975(1)
Value at end of period                                            $20.562            $15.386
Number of accumulation units outstanding at end of period          56,525             53,182
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $16.689            $14.439(1)
Value at end of period                                            $21.196            $16.689
Number of accumulation units outstanding at end of period         182,951            168,191
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $15.512            $13.756(1)
Value at end of period                                            $12.283            $15.512
Number of accumulation units outstanding at end of period          14,342             26,426
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $9.728(6)
Value at end of period                                            $10.001
Number of accumulation units outstanding at end of period             152
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                       $9.666(8)
Value at end of period                                             $9.878
Number of accumulation units outstanding at end of period              11
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                      $14.899            $15.090(9)
Value at end of period                                            $19.032            $14.899
Number of accumulation units outstanding at end of period         135,641            131,565
PORTFOLIO PARTNERS MFS RESEARCH PORTFOLIO
Value at beginning of period                                      $13.770            $14.044(9)
Value at end of period                                            $16.685            $13.770
Number of accumulation units outstanding at end of period         146,728            149,523
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                      $19.256            $18.985(9)
Value at end of period                                            $24.041            $19.256
Number of accumulation units outstanding at end of period          28,002             25,830
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                      $16.955            $16.749(9)
Value at end of period                                            $19.892            $16.955
Number of accumulation units outstanding at end of period          45,320             48,385
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                      $14.374            $14.090(9)
Value at end of period                                            $18.068            $14.374
Number of accumulation units outstanding at end of period          91,620             79,799

--------------------------------------------------------------------------------
(1) Funds were first received in this option during April 1997.
(2) Funds were first received in this option during December 1997.
(3) Funds were first received in this option during August 1998.
(4) Funds were first received in this option during July 1998.
(5) Funds were first received in this option during May 1998.
(6) Funds were first received in this option during June 1998.
(7) Funds were first received in this option during September 1998.
(8) Funds were first received in this option during November 1998.
(9) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XII
       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                                    1998               1997
                                                              ---------------   -----------------
AETNA ASCENT VP
Value at beginning of period                                      $15.453            $13.971(1)
Value at end of period                                            $15.974            $15.453
Number of accumulation units outstanding at end of period           9,888             10,257
AETNA BALANCED VP
Value at beginning of period                                      $18.837            $16.739(1)
Value at end of period                                            $21.808            $18.837
Number of accumulation units outstanding at end of period         429,954            454,232
AETNA BOND VP
Value at beginning of period                                      $13.249            $12.629(1)
Value at end of period                                            $14.171            $13.249
Number of accumulation units outstanding at end of period         421,225            453,723
AETNA CROSSROADS VP
Value at beginning of period                                      $14.485            $13.199(1)
Value at end of period                                            $15.204            $14.485
Number of accumulation units outstanding at end of period          50,297             50,297
AETNA GROWTH VP
Value at beginning of period                                      $13.173            $12.615(2)
Value at end of period                                            $17.912            $13.173
Number of accumulation units outstanding at end of period          25,257              1,565
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $22.226            $19.673(1)
Value at end of period                                            $25.193            $22.226
Number of accumulation units outstanding at end of period       5,670,691          6,093,102
AETNA HIGH YIELD VP
Value at beginning of period                                       $9.135(3)
Value at end of period                                             $9.212
Number of accumulation units outstanding at end of period           2,225
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $14.452            $12.748(1)
Value at end of period                                            $18.802            $14.452
Number of accumulation units outstanding at end of period          48,459             13,748
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                       $6.682(4)
Value at end of period                                             $8.815
Number of accumulation units outstanding at end of period             748
AETNA LEGACY VP
Value at beginning of period                                      $13.518            $12.496(1)
Value at end of period                                            $14.327            $13.518
Number of accumulation units outstanding at end of period          10,684             16,060
AETNA MONEY MARKET VP
Value at beginning of period                                      $11.951            $11.674(1)
Value at end of period                                            $12.447            $11.951
Number of accumulation units outstanding at end of period         553,915            591,901
AETNA SMALL COMPANY VP
Value at beginning of period                                      $13.654            $13.092(2)
Value at end of period                                            $13.633            $13.654
Number of accumulation units outstanding at end of period           4,297              1,779
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $12.899(5)
Value at end of period                                            $16.030
Number of accumulation units outstanding at end of period           5,261
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                      $17.840            $16.178(1)
Value at end of period                                            $20.485            $17.840
Number of accumulation units outstanding at end of period           3,612              3,576
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $15.837            $14.065(1)
Value at end of period                                            $17.459            $15.837
Number of accumulation units outstanding at end of period          44,812             49,884
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $13.904            $12.498(1)
Value at end of period                                            $19.155            $13.904
Number of accumulation units outstanding at end of period          41,575             31,477

--------------------------------------------------------------------------------

                                                                    1998              1997
                                                              ---------------   ----------------
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                      $12.269            $12.518(1)
Value at end of period                                            $13.662            $12.269
Number of accumulation units outstanding at end of period           1,816              1,206
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                      $15.270            $13.443(1)
Value at end of period                                            $19.601            $15.270
Number of accumulation units outstanding at end of period          31,455             29,365
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $15.801            $14.156(1)
Value at end of period                                            $20.951            $15.801
Number of accumulation units outstanding at end of period          32,182             26,177
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $15.012            $13.573(1)
Value at end of period                                            $19.908            $15.012
Number of accumulation units outstanding at end of period          23,035              8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $14.373            $13.448(1)
Value at end of period                                            $15.487            $14.373
Number of accumulation units outstanding at end of period           9,337                323
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $15.414            $13.985(1)
Value at end of period                                            $20.651            $15.414
Number of accumulation units outstanding at end of period           7,088              6,389
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $16.720            $15.828(1)
Value at end of period                                            $21.288            $16.720
Number of accumulation units outstanding at end of period          67,482             63,534
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $15.541            $15.221(1)
Value at end of period                                            $12.336            $15.541
Number of accumulation units outstanding at end of period             745              8,053
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $8.115(4)
Value at end of period                                            $10.018
Number of accumulation units outstanding at end of period           2,465
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                      $14.927            $15.114(6)
Value at end of period                                            $19.114            $14.927
Number of accumulation units outstanding at end of period          40,140             56,819
PORTFOLIO PARTNERS MFS RESEARCH PORTFOLIO
Value at beginning of period                                      $13.795            $14.067(6)
Value at end of period                                            $16.758            $13.795
Number of accumulation units outstanding at end of period          56,680             55,233
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                      $19.291            $19.016(6)
Value at end of period                                            $24.145            $19.291
Number of accumulation units outstanding at end of period           5,460              7,188
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                      $16.986            $16.776(6)
Value at end of period                                            $19.978            $16.986
Number of accumulation units outstanding at end of period           3,855              6,970
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                      $14.400            $14.112(6)
Value at end of period                                            $18.146            $14.400
Number of accumulation units outstanding at end of period          29,384             24,650

-----------------
(1) Funds were first received in this option during June 1997.
(2) Funds were first received in this option during December 1997.
(3) Funds were first received in this option during December 1998.
(4) Funds were first received in this option during October 1998.
(5) Funds were first received in this option during January 1998.
(6) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                  TABLE XIII
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                    OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until January 15, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.

                                      1998            1997             1996               1995
                                --------------- ---------------- ---------------- -------------------
AETNA ASCENT VP
Value at beginning of period        $15.514          $13.063          $10.673             $10.000(1)
Value at end of period              $16.028          $15.514          $13.063             $10.673
Number of accumulation units
 outstanding at end of period        80,754           65,940           22,888             393,053
AETNA BALANCED VP, INC
Value at beginning of period        $18.922          $15.596          $13.673             $10.868
Value at end of period              $21.917          $18.922          $15.596             $13.673
Number of accumulation units
 outstanding at end of period       768,510          776,268          768,178          38,152,395
AETNA BOND VP
Value at beginning of period        $13.316          $12.413          $12.098             $10.360
Value at end of period              $14.264          $13.316          $12.413             $12.098
Number of accumulation units
 outstanding at end of period       389,466          328,774          354,731          21,379,976
AETNA CROSSROADS VP
Value at beginning of period        $14.541          $12.486          $10.612             $10.000(1)
Value at end of period              $15.255          $14.541          $12.486             $10.612
Number of accumulation units
 outstanding at end of period        78,788           71,276           35,151             294,673
AETNA GROWTH VP
Value at beginning of period        $13.202          $12.787(5)
Value at end of period              $18.005          $13.202
Number of accumulation units
 outstanding at end of period       115,677            6,619
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $22.325          $17.352          $14.077             $10.778
Value at end of period              $25.319          $22.325          $17.352             $14.077
Number of accumulation units
 outstanding at end of period     5,019,611        5,232,193        4,796,196         188,964,022
AETNA HIGH YIELD VP
Value at beginning of period         $9.216(7)
Value at end of period               $9.231
Number of accumulation units
 outstanding at end of period         1,842
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period        $14.500          $10.934          $10.000(8)
Value at end of period              $18.902          $14.500          $10.934
Number of accumulation units
 outstanding at end of period       386,036          159,318           27,436
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period         $7.633(9)
Value at end of period              $10.913
Number of accumulation units
 outstanding at end of period         5,166
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period         $6.425(9)
Value at end of period               $8.834
Number of accumulation units
 outstanding at end of period         6,054
AETNA INTERNATIONAL VP
Value at beginning of period         $8.779(9)
Value at end of period                9.785
Number of accumulation units
 outstanding at end of period           583



                                      1994           1993            1992            1991           1990            1989
                                --------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period           $11.057        $10.189       $12.736(2)        $10.896        $10.437       $10.000(3)
Value at end of period                 $10.868        $11.057       $10.189           $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period           $10.905        $10.068       $36.789(4)        $31.192        $28.943       $25.574
Value at end of period                 $10.360        $10.905       $10.068           $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454       $97.165(6)        $77.845        $76.311       $59.871
Value at end of period                 $10.778        $11.020       $10.454           $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                      1998             1997           1996            1995
                                --------------- ------------------ ---------- -------------------
AETNA LEGACY VP
Value at beginning of period        $13.571           $11.965        $10.580         $10.000(1)
Value at end of period              $14.375           $13.571        $11.965         $10.580
Number of accumulation units
 outstanding at end of period        63,385            38,899         13,861         143,637
AETNA MONEY MARKET VP
Value at beginning of period        $12.022           $11.506        $11.026         $10.528
Value at end of period              $12.558           $12.022        $11.506         $11.026
Number of accumulation units
 outstanding at end of period       230,562           262,519        228,698      12,999,680
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period         $8.634(9)
Value at end of period               $8.891
Number of accumulation units
 outstanding at end of period           673
AETNA SMALL COMPANY
VP
Value at beginning of period        $13.684           $13.119(5)
Value at end of period              $13.704           $13.684
Number of accumulation units
 outstanding at end of period        61,244             1,098
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $13.290           $13.037(11)
Value at end of period              $16.113           $13.290
Number of accumulation units
 outstanding at end of period        54,627             3,417
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $17.946           $15.088        $13.527         $10.554
Value at end of period              $20.668           $17.946        $15.088         $13.527
Number of accumulation units
 outstanding at end of period        71,154            66,428         57,557         966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $15.931           $12.554        $11.092         $10.000(1)
Value at end of period              $17.615           $15.931        $12.554         $11.092
Number of accumulation units
 outstanding at end of period       239,214           196,921        116,432       1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $13.987           $11.435        $10.066         $10.000(1)
Value at end of period              $19.326           $13.987        $11.435         $10.066
Number of accumulation units
 outstanding at end of period       292,985           181,487        112,748       1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $12.342           $11.169         $9.961         $10.000(1)
Value at end of period              $13.784           $12.342        $11.169          $9.961
Number of accumulation units
 outstanding at end of period        26,108            22,047         10,848         196,090
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period        $15.360           $12.491        $10.397         $10.000(1)
Value at end of period              $19.776           $15.360        $12.491         $10.397
Number of accumulation units
 outstanding at end of period       209,707           171,832         92,021       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $15.895           $14.243        $13.322         $10.581
Value at end of period              $21.139           $15.895        $14.243         $13.322
Number of accumulation units
 outstanding at end of period       283,821           253,316        226,504       4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $15.100           $12.485        $10.850         $10.000(1)
Value at end of period              $20.086           $15.100        $12.485         $10.850
Number of accumulation units
 outstanding at end of period       105,755            45,503         29,442          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $14.458           $13.060        $12.077          $9.873
Value at end of period              $15.626           $14.458        $13.060         $12.077
Number of accumulation units
 outstanding at end of period        57,101            13,925          6,607         315,361



                                       1994             1993            1992             1991          1990           1989
                                ------------------ ------------- ------------------ ------------- -------------- -------------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048        $33.812(10)       $32.138        $30.012       $27.783
Value at end of period                $10.528           $10.241        $10.048           $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278        $10.000(12)
Value at end of period                $10.554           $11.036        $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                $10.581
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                 $9.873
Number of accumulation units
 outstanding at end of period          28,543

--------------------------------------------------------------------------------

                                      1998             1997           1996
                                --------------- ------------------ ----------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period        $15.505           $12.753        $10.870
Value at end of period              $20.836           $15.505        $12.753
Number of accumulation units
 outstanding at end of period       128,844            83,855         51,761
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period        $16.819           $13.900        $10.877
Value at end of period              $21.478           $16.819        $13.900
Number of accumulation units
 outstanding at end of period       655,881           511,940        212,494
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period        $15.633           $14.729        $11.720
Value at end of period              $12.446           $15.633        $14.729
Number of accumulation units
 outstanding at end of period        37,897            73,258         42,174
OPPEHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $8.907(9)
Value at end of period              $10.039
Number of accumulation units
 outstanding at end of period           774
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period         $9.660(9)
Value at end of period               $9.915
Number of accumulation units
 outstanding at end of period           176
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $15.015           $15.199(14)
Value at end of period              $19.285           $15.015
Number of accumulation units
 outstanding at end of period       595,462           573,528
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $13.877           $14.147(14)
Value at end of period              $16.907           $13.877
Number of accumulation units
 outstanding at end of period       378,798           418,965
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period        $19.405           $19.123(14)
Value at end of period              $24.361           $19.405
Number of accumulation units
 outstanding at end of period       182,557           192,553
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $17.087           $16.871(14)
Value at end of period              $20.157           $17.087
Number of accumulation units
 outstanding at end of period       273,684           295,952
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $14.485           $14.192(14)
Value at end of period              $18.309           $14.485
Number of accumulation units
 outstanding at end of period       277,044           212,654



                                      1995          1994       1993           1992         1991   1990   1989
                                ---------------- ---------- ---------- ------------------ ------ ------ -----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.877
Number of accumulation units
 outstanding at end of period      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $10.154     $10.877       $9.832        $10.000(12)
Value at end of period               $11.720     $10.154      $10.877         $9.832
Number of accumulation units
 outstanding at end of period        711,892     703,676      135,614            561
OPPEHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.

--------------------------------------------------------------------------------
(4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5)  Funds were first received in this option during December 1997.
(6) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(7)  Funds were first received in this option during November 1998.
(8) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized. Funds were first received in this option during October 1998.
(9)  Funds were first received in this option during October 1998.
(10) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(11) Funds were first received in this option during August 1997.
(12) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under contract.
(13) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(14) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XIV
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                      OF 0.95% EFFECTIVE ON MAY 25, 1996
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until May 25, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.



                                      1998            1997             1996               1995
                                --------------- ---------------- ---------------- -------------------
AETNA ASCENT VP
Value at beginning of period        $15.497          $13.049          $10.673             $10.000(1)
Value at end of period              $16.011          $15.497          $13.049             $10.673
Number of accumulation units
 outstanding at end of period        29,149          178,233           35,180             393,053
AETNA BALANCED VP, INC
Value at beginning of period        $18.901          $15.579          $13.673             $10.868
Value at end of period              $21.893          $18.901          $15.579             $13.673
Number of accumulation units
 outstanding at end of period       266,636        1,511,041        1,528,051          38,152,395
AETNA BOND VP
Value at beginning of period        $13.301          $12.399          $12.098             $10.360
Value at end of period              $14.248          $13.301          $12.399             $12.098
Number of accumulation units
 outstanding at end of period       200,650          463,068          493,485          21,379,976
AETNA CROSSROADS VP
Value at beginning of period        $14.526          $12.473          $10.612             $10.000(1)
Value at end of period              $15.239          $14.526          $12.473             $10.612
Number of accumulation units
 outstanding at end of period        30,057           99,660           28,829             294,673
AETNA GROWTH VP
Value at beginning of period        $13.202          $12.975(5)
Value at end of period              $18.005          $13.202
Number of accumulation units
 outstanding at end of period        81,693            4,360
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $22.301          $17.333          $14.077             $10.778
Value at end of period              $25.291          $22.301          $17.333             $14.077
Number of accumulation units
 outstanding at end of period     2,491,029        7,667,724        7,250,286         188,964,022
AETNA HIGH YIELD VP
Value at beginning of period         $8.889(7)
Value at end of period               $9.231
Number of accumulation units
 outstanding at end of period            17
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period        $14.500          $10.934          $10.000(8)
Value at end of period              $18.902          $14.500          $10.934
Number of accumulation units
 outstanding at end of period       145,736          190,348           28,473
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period         $9.927(9)
Value at end of period              $10.913
Number of accumulation units
 outstanding at end of period         9,117
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period         $9.997(9)
Value at end of period               $8.834
Number of accumulation units
 outstanding at end of period        12,800
AETNA INTERNATIONAL VP
Value at beginning of period        $10.183(9)
Value at end of period               $9.785
Number of accumulation units
 outstanding at end of period         7,767



                                      1994           1993            1992            1991           1990            1989
                                --------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period           $11.057        $10.189       $12.736(2)        $10.896        $10.437       $10.000(3)
Value at end of period                 $10.868        $11.057       $10.189           $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period           $10.905        $10.068       $36.789(4)        $31.192        $28.943       $25.574
Value at end of period                 $10.360        $10.905       $10.068           $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454       $97.165(6)        $77.845        $76.311       $59.871
Value at end of period                 $10.778        $11.020       $10.454           $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                      1998             1997          1996            1995
                                ---------------- ---------------- ---------- -------------------
AETNA LEGACY VP
Value at beginning of period         $13.557          $11.953       $10.580         $10.000(1)
Value at end of period               $14.361          $13.557       $11.953         $10.580
Number of accumulation units
 outstanding at end of period         17,756           58,121        15,755         143,637
AETNA MONEY MARKET VP
Value at beginning of period         $12.009          $11.494       $11.026         $10.528
Value at end of period               $12.545          $12.009       $11.494         $11.026
Number of accumulation units
 outstanding at end of period        132,737          328,674       351,832      12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $10.127(9)
Value at end of period                $8.891
Number of accumulation units
 outstanding at end of period         11,639
AETNA SMALL COMPANY
VP
Value at beginning of period         $13.684          $13.248(5)
Value at end of period               $13.704          $13.684
Number of accumulation units
 outstanding at end of period         52,936           12,603
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period         $13.290          $13.093(5)
Value at end of period               $16.113          $13.290
Number of accumulation units
 outstanding at end of period         19,971            8,131
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $17.926          $15.071       $13.527         $10.554
Value at end of period               $20.646          $17.926       $15.071         $13.527
Number of accumulation units
 outstanding at end of period         21,808           40,783        35,511         966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period         $15.914          $12.541       $11.092         $10.000(1)
Value at end of period               $17.596          $15.914       $12.541         $11.092
Number of accumulation units
 outstanding at end of period         74,067          121,281        82,568       1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $13.972          $11.423       $10.066         $10.000(1)
Value at end of period               $19.305          $13.972       $11.423         $10.066
Number of accumulation units
 outstanding at end of period        100,561          176,877       135,704       1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $12.328          $11.157        $9.961         $10.000(1)
Value at end of period               $13.769          $12.328       $11.157          $9.961
Number of accumulation units
 outstanding at end of period         14,165           40,516        29,108         196,090
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period         $15.343          $12.477       $10.397         $10.000(1)
Value at end of period               $19.755          $15.343       $12.477         $10.397
Number of accumulation units
outstanding at end of period         176,553          320,226       175,463       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $15.878          $14.227       $13.322         $10.581
Value at end of period               $21.116          $15.878       $14.227         $13.322
Number of accumulation units
outstanding at end of period         120,002          211,783       171,747       4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $15.084          $12.472       $10.850         $10.000(1)
Value at end of period               $20.064          $15.084       $12.472         $10.850
Number of accumulation units
outstanding at end of period          45,435           58,999        29,198          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $14.442          $13.046       $12.077          $9.873
Value at end of period               $15.609          $14.442       $13.046         $12.077
Number of accumulation units
outstanding at end of period          10,857           11,145         9,054         315,361



                                       1994             1993            1992             1991          1990           1989
                                ------------------ ------------- ------------------ ------------- -------------- -------------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048        $33.812(10)       $32.138        $30.012       $27.783
Value at end of period                $10.528           $10.241        $10.048           $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278        $10.000(11)
Value at end of period                $10.554           $11.036        $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                $10.581
Number of accumulation units
outstanding at end of period          753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                 $9.873
Number of accumulation units
outstanding at end of period           28,543

--------------------------------------------------------------------------------


                                       1998                1997            1996
                                ------------------ -------------------- ----------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $15.489             $12.739         $10.870
Value at end of period                $20.813             $15.489         $12.739
Number of accumulation units
 outstanding at end of period          47,157              86,733          67,001
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $16.800             $13.885         $10.877
Value at end of period                $21.455             $16.800         $13.885
Number of accumulation units
 outstanding at end of period         236,904             586,164         241,823
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $15.616             $14.713         $11.720
Value at end of period                $12.433             $15.616         $14.713
Number of accumulation units
 outstanding at end of period          16,414              72,475          43,665
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $10.080(9)
Value at end of period                $10.039
Number of accumulation units
 outstanding at end of period           3,153
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $10.056(13)
Value at end of period                 $9.915
Number of accumulation units
 outstanding at end of period           1,158
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period          $14.999             $15.183 (14)
Value at end of period                $19.264             $14.999
Number of accumulation units
 outstanding at end of period         289,625             586,517
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period          $13.862             $14.131 (14)
Value at end of period                $16.889             $13.862
Number of accumulation units
 outstanding at end of period         158,866             317,033
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period          $19.384             $19.102 (14)
Value at end of period                $24.335             $19.384
Number of accumulation units
 outstanding at end of period          48,711              84,592
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period          $17.068             $16.853 (14)
Value at end of period                $20.135             $17.068
Number of accumulation units
 outstanding at end of period          81,257             273,402
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period          $14.470             $14.176(14)
Value at end of period                $18.289             $14.470
Number of accumulation units
 outstanding at end of period          84,842             227,469



                                      1995          1994       1993           1992         1991   1990   1989
                                ---------------- ---------- ---------- ------------------ ------ ------ -----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.877
Number of accumulation units
 outstanding at end of period      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $10.154     $10.877       $9.832        $10.000(11)
Value at end of period               $11.720     $10.154      $10.877         $9.832
Number of accumulation units
 outstanding at end of period        711,892     703,676      135,614            561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period


-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.

--------------------------------------------------------------------------------

(4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5) Funds were first received in this option during December 1997.
(6) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(7) Funds were first received in this option during October 1998.
(8) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(9) Funds were first received in this option during May 1998.
(10)The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(11)The initial accumulation unit value was established at $10.000 August 21, 1992, the date on which the fund/portfolio became available under the contract.
(12)The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(13)Funds were first received in this option during July 1998.
(14)Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XV
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
               OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until December 16, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase. The class of accumulation unit value shown below may also be used for contracts with 0.95% total separate account charges issued after December 16, 1996; however, the condensed financial information for periods prior to December 16, 1996 will not be applicable.



                                      1998             1997             1996               1995
                                ---------------- ---------------- ---------------- -------------------
AETNA ASCENT VP
Value at beginning of period         $15.471          $13.027          $10.673             $10.000(1)
Value at end of period               $15.984          $15.471          $13.027             $10.673
Number of accumulation units
 outstanding at end of period         38,675           86,255           32,497             393,053
AETNA BALANCED VP, INC
Value at beginning of period         $18.870          $15.553          $13.673             $10.868
Value at end of period               $21.857          $18.870          $15.553             $13.673
Number of accumulation units
 outstanding at end of period        771,906        1,144,876          270,688          38,152,395
AETNA BOND VP
Value at beginning of period         $13.279          $12.379          $12.098             $10.360
Value at end of period               $14.225          $13.279          $12.379             $12.098
Number of accumulation units
 outstanding at end of period        289,651          553,279          159,594          21,379,976
AETNA CROSSROADS VP
Value at beginning of period         $14.501          $12.452          $10.612             $10.000(1)
Value at end of period               $15.214          $14.501          $12.452             $10.612
Number of accumulation units
 outstanding at end of period        100,734          101,836            9,415             294,673
AETNA GROWTH VP
Value at beginning of period         $13.202          $12.912(5)
Value at end of period               $18.005          $13.202
Number of accumulation units
 outstanding at end of period         59,374                7
AETNA GROWTH AND
INCOME VP
Value at beginning of period         $22.264          $17.304          $14.077             $10.778
Value at end of period               $25.249          $22.264          $17.304             $14.077
Number of accumulation units
 outstanding at end of period      4,070,904        8,238,898        3,033,655         188,964,022
AETNA HIGH YIELD VP
Value at beginning of period         $10.044(7)
Value at end of period                $9.231
Number of accumulation units
 outstanding at end of period          1,308
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period         $14.489          $10.925          $11.038(8)
Value at end of period               $18.888          $14.489          $10.925
Number of accumulation units
 outstanding at end of period        136,252          293,223           23,856
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period          $9.962(9)
Value at end of period               $10.913
Number of accumulation units
 outstanding at end of period         26,111
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period          $9.876(9)
Value at end of period                $8.834
Number of accumulation units
 outstanding at end of period         26,257



                                      1994           1993            1992            1991           1990            1989
                                --------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period           $11.057        $10.189       $12.736(2)        $10.896        $10.437       $10.000(3)
Value at end of period                 $10.868        $11.057       $10.189           $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period           $10.905        $10.068       $36.789(4)        $31.192        $28.943       $25.574
Value at end of period                 $10.360        $10.905       $10.068           $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454       $97.165(6)        $77.845        $76.311       $59.871
Value at end of period                 $10.778        $11.020       $10.454           $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                       1998             1997          1996            1995
                                ----------------- ---------------- ---------- -------------------
AETNA INTERNATIONAL VP
Value at beginning of period          $9.974(10)
Value at end of period                $9.785
Number of accumulation units
 outstanding at end of period            168
AETNA LEGACY VP
Value at beginning of period         $13.534           $11.932       $10.580         $10.000(1)
Value at end of period               $14.336           $13.534       $11.932         $10.580
Number of accumulation units
 outstanding at end of period         80,907            82,178         7,543         143,637
AETNA MONEY MARKET VP
Value at beginning of period         $11.989           $11.475       $11.026         $10.528
Value at end of period               $12.524           $11.989       $11.475         $11.026
Number of accumulation units
 outstanding at end of period        300,195           477,490       179,361      12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $10.024(9)
Value at end of period                $8.891
Number of accumulation units
 outstanding at end of period          1,415
AETNA SMALL COMPANY
VP
Value at beginning of period         $13.684           $13.248(5)
Value at end of period               $13.704           $13.684
Number of accumulation units
 outstanding at end of period         49,514             4,993
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period         $13.290           $13.093(5)
Value at end of period               $16.113           $13.290
Number of accumulation units
 outstanding at end of period         32,612             4,910
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $17.896           $15.046       $13.527         $10.554
Value at end of period               $20.612           $17.896       $15.046         $13.527
Number of accumulation units
 outstanding at end of period         37,944            62,328        21,317         966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period         $15.887           $12.520       $11.092         $10.000(1)
Value at end of period               $17.567           $15.887       $12.520         $11.092
Number of accumulation units
 outstanding at end of period         68,970           114,725        27,814       1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $13.948           $11.404       $10.066         $10.000(1)
Value at end of period               $19.273           $13.948       $11.404         $10.066
Number of accumulation units
 outstanding at end of period        176,188           191,151        60,491       1,833,794
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period         $12.308           $11.138        $9.961         $10.000(1)
Value at end of period               $13.746           $12.308       $11.138          $9.961
Number of accumulation units
 outstanding at end of period         17,178            19,949         2,023         196,090
FIDELITY VIP II
 CONTRAFUND
 PORTFOLIO
Value at beginning of period         $15.318           $12.457       $10.397         $10.000(1)
Value at end of period               $19.722           $15.318       $12.457         $10.397
Number of accumulation units
 outstanding at end of period        187,525           263,159        41,394       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $15.851           $14.204       $13.322         $10.581
Value at end of period               $21.081           $15.851       $14.204         $13.322
Number of accumulation units
 outstanding at end of period        212,741           294,623       122,154       4,887,060
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period         $15.059           $12.451       $10.850         $10.000(1)
Value at end of period               $20.031           $15.059       $12.451         $10.850
Number of accumulation units
 outstanding at end of period         89,095            78,052        12,340          93,304



                                       1994             1993            1992             1991          1990           1989
                                ------------------ ------------- ------------------ ------------- -------------- -------------
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048        $33.812(11)       $32.138        $30.012       $27.783
Value at end of period                $10.528           $10.241        $10.048           $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278        $10.000(12)
Value at end of period                $10.554           $11.036        $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
 CONTRAFUND
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                $10.581
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                      1998              1997           1996          1995
                                ---------------- ------------------ ---------- ----------------
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $14.418           $13.024        $12.077        $9.873
Value at end of period               $15.583           $14.418        $13.024       $12.077
Number of accumulation units
 outstanding at end of period         20,317            13,587          3,861       315,361
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $15.463           $12.718        $10.870       $10.000(1)
Value at end of period               $20.778           $15.463        $12.718       $10.870
Number of accumulation units
 outstanding at end of period         61,355            93,386         29,696       259,196
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period         $16.773           $13.862        $10.877       $10.000(1)
Value at end of period               $21.419           $16.773        $13.862       $10.877
Number of accumulation units
 outstanding at end of period        301,775           538,281        124,749     1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $15.590           $14.688        $11.720       $10.154
Value at end of period               $12.412           $15.590        $14.688       $11.720
Number of accumulation units
 outstanding at end of period         38,283           103,604         10,977       711,892
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $10.042(9)
Value at end of period               $10.039
Number of accumulation units
 outstanding at end of period            382
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.992(9)
Value at end of period                $9.915
Number of accumulation units
 outstanding at end of period          5,938
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period         $14.974           $15.158(14)
Value at end of period               $19.232           $14.974
Number of accumulation units
 outstanding at end of period        398,717           703,653
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period         $13.839           $14.108(14)
Value at end of period               $16.861           $13.839
Number of accumulation units
 outstanding at end of period        431,603           627,658
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period         $19.352           $19.071(14)
Value at end of period               $24.294           $19.352
Number of accumulation units
 outstanding at end of period        171,102           206,191
PORTFOLIO PARTNERS
MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period         $17.040           $16.825(14)
Value at end of period               $20.102           $17.040
Number of accumulation units
 outstanding at end of period        353,311           457,354
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period         $14.445           $14.153(14)
Value at end of period               $18.258           $14.445
Number of accumulation units
 outstanding at end of period        109,123           200,374



                                       1994           1993           1992         1991   1990   1989
                                ------------------ ---------- ------------------ ------ ------ -----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                 $9.873
Number of accumulation units
 outstanding at end of period          28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $10.877         $9.832        $10.000(12)
Value at end of period                $10.154        $10.877         $9.832
Number of accumulation units
 outstanding at end of period         703,676        135,614            561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immedately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3)  The initial accumulation unit value was established at $10.000 on June
     23, 1989, the date on which the fund commenced operations.
(4) The accumulation unit value was established at $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5)  Funds were first received in this option during December 1997.
(6) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(7)  Funds were first received in this option during July 1998.
(8) The initial accumulation unit value was established during December 1996 when the portfolio became available under the contract, when the funds were first received in this option or when the applicable daily asset charge was first utilized.
(9)  Funds were first received in this option during May 1998.
(10) Funds were first received in this option during August 1998.
(11) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(12) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(13) The initial accumulation unit value was established at $10.000 during October 1994, when the funds ere first received in this option.
(14) Funds were first received in this option during November 1997.

                         For Master Applications Only
--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account C prospectus dated May 3, 1999, as well as all current prospectuses for the funds available under the Contracts.

--- Please send an Account C Statement of Additional Information (Form No. SAI.01107-99) dated May 3, 1999.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE



--------------------------------------------------------------------------------
                                     DATE

PROS.01107-99

                           Prospectus - May 3, 1999
--------------------------------------------------------------------------------

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
Aetna Value Opportunity VP
AIM V. I. Capital Appreciation Fund
AIM V. I. Growth Fund
AIM V. I. Growth and Income Fund
AIM V. I. Value Fund
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio Fidelity Variable Insurance Products Fund II (VIP II) Contrafund Portfolio Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust*
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

The Contracts. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).


Why reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents . . . page 3

Contract Design. The contracts are designed to:

>Help you save for retirement while receiving beneficial tax treatment

>Offer a variety of investment options to help meet long-term financial goals

>Provide a benefit to a beneficiary in the event of death

>Provide future income payments over a lifetime or for a specified period

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending on the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

The funds in which the subaccounts invest have various risks. For information about risks of investing in the funds see "Investment Options" in this prospectus and each fund prospectus. Retain the fund prospectuses for future reference.

Fixed Interest Options.

>Guaranteed Accumulation Account

>Fixed Plus Account

>Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.
-------------------------

* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

--------------------------------------------------------------------------------

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-525-4225. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, http://www.sec.gov and may also be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 45 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                          TABLE OF CONTENTS



 Contract Overview ............................... 4
 Who's Who
 The Contract and Your Retirement Plan
 Contract Rights
 Contract Facts
 Contract Phases: Accumulation Phase, Income Phase
 Questions: Contacting the Company
 Sending Requests in Good Order


Fee Table ...................................  6
Condensed Financial Information ............. 10
Investment Options .......................... 10
Transfers ................................... 12
Contract Purchase and Participation ......... 13
Contract Ownership and Rights ............... 14
Right to Cancel ............................. 15
Fees ........................................ 16
Your Account Value .......................... 22
Withdrawals ................................. 24
Loans ....................................... 26
Systematic Distribution Options ............. 26
Death Benefit ............................... 27
Income Phase ................................ 29
Taxation .................................... 33
Other Topics ................................ 40

The Company - Variable Annuity Account C - Performance Reporting - Voting Rights - Contract Distribution - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Year 2000 Readiness



Contents of the Statement of Additional Information ..................... 45
Appendix I - Guaranteed Accumulation Account ............................ 46
Appendix II - Fixed Account ............................................. 48
Appendix III - Fixed Plus Account ....................................... 50
Appendix IV - Employee Appointment of Employer as Agent ................. 54
Appendix V - Fund Descriptions .......................................... 55
Appendix VI - Condensed Financial Information Table of Contents ......... 58

The Contract and Your Retirement Plan

Retirement Plan (plan): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your Aetna representative or the Company.

Contract Rights: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

Contract Overview

--------------------------------------------------------------------------------
The following is a summary. Please read each section of this prospectus for additional information.


--------------------------------------------------------------------------------
Who's Who

You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."
-------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.


--------------------------------------------------------------------------------
Contract Facts

Free look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract. Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "Income Phase."

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation: The Tax Code has certain rules that apply to amounts accumulated and distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

Questions? Contact your local representative or write or call the Home Office:

Aetna Retirement Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277

1-800-525-5225

Sending forms and written requests in good order

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

--------------------------------------------------------------------------------
                                Contract Phases

I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract
holder provide Aetna Life                        +--------------+
Insurance and Annuity Company                    |  Payments to |
with your completed enrollment                   | Your Account |
materials. According to the                      +--------------+
plan, we set up one or more                     Step 1 [arrow down]
accounts for you. We may set       +------------------------------------------+
up account(s) for employer         | Aetna Life Insurance and Annuity Company |
contributions and/or for           +------------------------------------------+
contributions from your              a. [arrow down]   Step 2   b. [arrow down]
salary.                            +--------+    +----------------------------+
                                   | Fixed  |    |       Variable Annuity     |
STEP 2: The contract holder,       |Interest|    |          Account C         |
or you if permitted by your        |Options |    |                            |
plan, directs us to invest         |        |    | Variable Investment Options|
your account dollars in any of     +--------+    +----------------------------+
the:                                                       The Subaccounts
(a) Fixed Interest Options                       +--------+---------+---------+
(b) Variable Investment                          |   A    |    B    |   Etc.  |
    Options. (The variable                       +--------+---------+---------+
    investment options are the                   Step 2(b)[arrow down]
    subaccounts of Variable                      +--------+---------+---------+
    Annuity Account C. Each                      | Mutual |  Mutual |   Etc.  |
    one invests in a specific                    | Fund A |  Fund B |         |
    mutual fund.)                                +--------+---------+---------+

STEP 2(b), continued:. The
subaccount(s) selected
purchases shares of its
corresponding fund.


II. The Income Phase

The contract offers several payment options (see "Income Phase"). In general, you may:

>Receive payments over a lifetime or a specified period

>Receive payments monthly, quarterly, semi-annually or annually

>Select an option that provides a death benefit to beneficiaries

>Select fixed payments or payments that vary based on the performance of the variable investment options you select.

In This Section:

>Maximum Transaction Fees

>Maximum Fees deducted from investments in the Subaccounts

>Fund Fees

>Examples of Fee Deductions

See "Fees" for:

>Early Withdrawal Charge Schedules

>How, When and Why Fees are Deducted

>Reduction, Waiver and/or Elimination of Certain Fees

>Premium and Other Taxes

See "Income Phase" for:

>Fees during the income phase

Fee Table

--------------------------------------------------------------------------------
The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable


Transaction Fees
Maximum Early Withdrawal Charge*...5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.

Maximum Annual Maintenance Fee*....................................... $20.00


Fees Deducted From the Subaccounts
Maximum Amounts*
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge.....................................  1.25%

Administrative Expense
 Charge...............................................................  0.25%
                                                                       ------

Total Separate Account Expenses.......................................  1.50%
                                                                       ======

-------------------------
*These fees may be waived, reduced or eliminated in certain circumstances. See
 "Fees."

Fees Deducted by the Funds
Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998.


                                                                                       Total Fund                  Net Fund
                                                                                         Annual                     Annual
                                                                                        Expenses                   Expenses
                                                               Investment                Without       Total        After
                                                                Advisory      Other    Waivers or   Waivers and   Waivers or
                                                                 Fees(1)    Expenses   Reductions    Reductions   Reductions
                                                              ------------ ---------- ------------ ------------- -----------
 Aetna Ascent VP(2)(3)                                           0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Balanced VP, Inc.(3)                                       0.50%       0.09%       0.59%            --         0.59%
 Aetna Bond VP(3)                                                0.40%       0.10%       0.50%            --         0.50%
Aetna Crossroads VP(2)(3)                                        0.60%       0.15%       0.75%          0.00%        0.75%
 Aetna Growth VP(2)(3)                                           0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Growth and Income VP(3)                                    0.50%       0.08%       0.58%            --         0.58%
 Aetna High Yield VP(2)(3)                                       0.65%       0.40%       1.05%          0.25%        0.80%
Aetna Index Plus Large Cap VP(2)(3)                              0.35%       0.10%       0.45%          0.00%        0.45%
 Aetna Index Plus Mid Cap VP(2)(3)                               0.40%       0.51%       0.91%          0.31%        0.60%
Aetna Index Plus Small Cap VP(2)(3)                              0.40%       0.61%       1.01%          0.41%        0.60%
 Aetna International VP(2)(3)                                    0.85%       1.22%       2.07%          0.92%        1.15%
Aetna Legacy VP(2)(3)                                            0.60%       0.16%       0.76%          0.00%        0.76%
 Aetna Money Market VP(3)                                        0.25%       0.09%       0.34%            --         0.34%
Aetna Real Estate Securities VP(2)(3)                            0.75%       0.73%       1.48%          0.53%        0.95%
 Aetna Small Company VP(2)(3)                                    0.75%       0.14%       0.89%          0.00%        0.89%
Aetna Value Opportunity VP(2)(3)                                 0.60%       0.14%       0.74%          0.00%        0.74%
 AIM V. I. Capital Appreciation Fund(4)                          0.62%       0.05%       0.67%            --         0.67%
AIM V. I. Growth Fund(4)                                         0.64%       0.08%       0.72%            --         0.72%
 AIM V. I. Growth and Income Fund(4)                             0.61%       0.04%       0.65%            --         0.65%
AIM V. I. Value Fund(4)                                          0.61%       0.05%       0.66%            --         0.66%
 Calvert Social Balanced Portfolio(5)                            0.70%       0.18%       0.88%          0.02%        0.86%
Fidelity VIP Equity-Income Portfolio(6)                          0.49%       0.09%       0.58%          0.01%        0.57%
 Fidelity VIP Growth Portfolio(6)                                0.59%       0.09%       0.68%          0.02%        0.66%
Fidelity VIP Overseas Portfolio(6)                               0.74%       0.17%       0.91%          0.02%        0.89%
 Fidelity VIP II Contrafund Portfolio(6)                         0.59%       0.11%       0.70%          0.04%        0.66%
Janus Aspen Aggressive Growth Portfolio(7)                       0.72%       0.03%       0.75%          0.00%        0.75%
 Janus Aspen Balanced Portfolio(7)                               0.72%       0.02%       0.74%          0.00%        0.74%
Janus Aspen Flexible Income Portfolio(7)                         0.65%       0.08%       0.73%          0.00%        0.73%
 Janus Aspen Growth Portfolio(7)                                 0.72%       0.03%       0.75%          0.07%        0.68%
Janus Aspen Worldwide Growth Portfolio(7)                        0.67%       0.07%       0.74%          0.02%        0.72%
 Lexington Natural Resources Trust(8)                            1.00%       0.29%       1.29%          0.00%        2.50%
Oppenheimer Global Securities Fund/VA(4)                         0.68%       0.06%       0.74%            --         0.74%
 Oppenheimer Strategic Bond Fund/VA(4)                           0.74%       0.06%       0.80%            --         0.80%
Portfolio Partners MFS Emerging Equities Portfolio (9)           0.68%       0.13%       0.81%          0.00%        0.83%
 Portfolio Partners MFS Research Growth Portfolio (9)            0.70%       0.15%       0.85%            --         0.85%
Portfolio Partners MFS Value Equity Portfolio(9)                 0.65%       0.25%       0.90%            --         0.90%
 Portfolio Partners Scudder International Growth
 Portfolio(9)                                                    0.80%       0.20%       1.00%            --         1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(9)      0.60%       0.15%       0.75%            --         0.75%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual Expenses do not exceed the percentage reflected under Net fund Annual Expenses After Waivers or Reductions.

(3) Prior to May 1, 1998, the portfolio's investment adviser provided administrative services to the portfolio and assumed the portfolio's ordinary recurring direct costs under an administrative services agreement. After that date, the portfolio's investment adviser provided administrative services but no longer assumed all of the porfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the new administrative services agreement and estimates the portfolio's ordinary recurring direct costs.

(4) Fee waiver/expense reimbursement obligations do not apply to these porfolios.

(5) The figures above are based on expenses for fiscal year 1998, and have been restated to reflect the elimination of a performance adjustment. The restatement includes an addition of 0.01% to the portfolio management fee. Other Expenses reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. Amount shown under Total Waivers and Reductions reflect a voluntary reduction of fees paid indirectly.

(6) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under Total Waivers and Reductions.

(7) All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the Management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Janus Capital has agreed to continue other waivers and fee reduction until at least the next annual renewal of the advisory agreement.

(8) For 1998, the fund's investment adviser voluntarily agreed to limit the total expenses of the fund (excluding interest, taxes, brokerage commissions, and extraordinary expense, but including management fees and operating expenses) to an annual rate of 2.50% of the fund's average daily net assets. This voluntary agreement will remain in effect through December 31, 1999.

(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above. For the Porfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1998 were less than the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 1999 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Examples

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.25% on an annual basis, administrative expense charge of 0.25% on an annual basis, and a maintenance fee of $20.00 (converted to a percentage of assets equal to 0.050%). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-------------------------------------------
> These examples are purely hypothetical

> They should not be considered a
  representation of past or future fees or expected returns

> Actual fees and/or returns may be more or
  less than those shown in these examples.
-------------------------------------------

                                                                 EXAMPLE A                               EXAMPLE B
                                                  ---------------------------------------  --------------------------------------
                                                                                              If you leave your entire account
                                                    If you withdraw your entire account   value invested or if you select an income
                                                  value at the end of the periods shown,   phase payment option at the end of the
                                                     you would pay the following fees,        periods shown, you would pay the
                                                      including any applicable early        following fees (no early withdrawal
                                                       withdrawal charge assessed:*               charge is reflected):**
                                                  1 year   3 years   5 years   10 years    1 year   3 years   5 years   10 years
                                                  ------   -------   -------   --------    ------   -------   -------   --------
Aetna Ascent V                                      $75      $126      $180      $264        $23       $72      $123      $264
Aetna Balanced VP, Inc.                             $73      $121      $173      $247        $22       $67      $115      $247
Aetna Bond VP                                       $72      $119      $168      $238        $21       $64      $110      $238
Aetna Crossroads VP                                 $75      $126      $180      $264        $23       $72      $123      $264
Aetna Growth VP                                     $75      $126      $180      $264        $23       $72      $123      $264
Aetna Growth and Income VP                          $73      $121      $172      $246        $22       $67      $114      $246
Aetna High Yield VP                                 $78      $135      $194      $293        $26       $81      $138      $293
Aetna Index Plus Large Cap VP                       $72      $117      $166      $233        $20       $63      $108      $233
Aetna Index Plus Mid Cap VP                         $76      $131      $188      $280        $25       $77      $131      $280
Aetna Index Plus Small Cap VP                       $77      $133      $192      $290        $26       $80      $136      $290
Aetna International VP                              $87      $163      $241      $388        $36      $111      $187      $388
Aetna Legacy VP                                     $75      $126      $181      $265        $23       $72      $124      $265
Aetna Money Market VP                               $71      $114      $160      $221        $19       $59      $102      $221
Aetna Real Estate Securities VP                     $82      $147      $214      $335        $31       $94      $159      $335
Aetna Small Company VP                              $76      $130      $187      $278        $25       $76      $130      $278
Aetna Value Opportunity VP                          $75      $126      $180      $263        $23       $72      $123      $263
AIM V.I. Capital Appreciation Fund                  $74      $124      $176      $255        $23       $69      $119      $255
AIM V.I. Growth Fund                                $74      $125      $179      $261        $23       $71      $122      $261
AIM V.I. Growth and Income Fund                     $74      $123      $175      $253        $22       $69      $118      $253
AIM V.I. Value Fund                                 $74      $123      $176      $254        $22       $69      $118      $254
Calvert Social Balanced Portfolio                   $76      $130      $186      $277        $25       $76      $130      $277
Fidelity VIP Equity-Income Portfolio                $73      $121      $172      $246        $22       $67      $114      $246
Fidelity VIP Growth Portfolio                       $74      $124      $177      $256        $23       $70      $119      $256
Fidelity VIP II Contrafund Portfolio                $74      $125      $178      $258        $23       $70      $120      $258
Fidelity VIP Overseas Portfolio                     $76      $131      $188      $280        $25       $77      $131      $280
Janus Aspen Aggressive Growth Portfolio             $75      $126      $180      $264        $23       $72      $123      $264
Janus Aspen Balanced Portfolio                      $75      $126      $180      $263        $23       $72      $123      $263
Janus Aspen Flexible Income Portfolio               $74      $125      $179      $262        $23       $71      $122      $262
Janus Aspen Growth Portfolio                        $75      $126      $180      $264        $23       $72      $123      $264
Janus Aspen Worldwide Growth Portfolio              $75      $126      $180      $263        $23       $72      $123      $263
Lexington Natural Resources Trust                   $80      $141      $206      $317        $29       $88      $150      $317
Oppenheimer Global Securities Fund/VA               $75      $126      $180      $263        $23       $72      $123      $263
Oppenheimer Strategic Bond Fund/VA                  $75      $127      $183      $269        $24       $73      $126      $269
Portfolio Partners MFS Emerging Equities Portfolio  $75      $128      $183      $270        $24       $74      $126      $270
Portfolio Partners MFS Research Growth Portfolio    $76      $129      $185      $274        $24       $75      $128      $274
Portfolio Partners MFS Value Equity Portfolio       $76      $130      $187      $279        $25       $76      $131      $279
Portfolio Partners Scudder International Growth
 Portfolio                                          $77      $133      $192      $289        $26       $79      $136      $289
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                          $75      $126      $180      $264        $23       $72      $123      $264

-----------------
* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump sum payment is requested within a certain number of years as specified in the contract. In that case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.




Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options.
When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending on the performance and fees of its underlying mutual fund. You do not invest directly in or hold shares of the funds.

>Fund Descriptions. We provide brief descriptions of the funds in Appendix V.
 Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed on the cover of this prospectus, by contacting the SEC's website, or by contacting the SEC Public Reference Room.


Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.


Selecting Investment Options
 o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 o Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
Limits on Option Availability. Some funds and fixed interest options may not be available through certain contracts and plans, or in some states. We may add, withdraw or substitute funds, subject to the conditions in the contract and in compliance with regulatory requirements.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.


Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


Additional Risks of Investing in the Funds. (Mixed and Shared Funding) "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>Shared--bought by more than one company

>Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers
--------------------------------------------------------------------------------
Transfers Among Investment Options. During the accumulation phase and, under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office.

Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from following telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.
We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Contract Purchase and Participation
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b), 414(h) and 457.


ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA) as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.


Purchasing the Contract.

1. The contract holder submits the required forms and application to the Company
2. We approve the forms and issue a contract to the contract holder


Participating in the Contract.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder)
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.


Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any payments.

Methods of Payment. The contract may allow one or more of the following payment methods:

>Lump sum payments--A one-time payment to your account in the form of a transfer from a previous plan

>Installment payments--More than one payment made over time to your account

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. (See "Fees--Early Withdrawal Charge Schedules")


Allocation of Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. (See "Investment Options" and "Transfers.")


Transfer Credits The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.


Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. (See "Taxation.")




Contract Ownership and Rights
--------------------------------------------------------------------------------
Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

>Under 457 Plans. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

>Under 403(b) Plans. Under the contract we may establish one or more accounts for you. Generally we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

 Under 401(a)/401(k) or 403(a) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.


Who Holds Rights under the Contract?

>Under all contracts, except those issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

>If you participate in the contract through a voluntary 403(b) plan, you hold all rights under the contract.




Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.


Refunds. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

Types of Fees

There are three types of fees which you may incur under the contract:

>Transaction Fees
 o Early Withdrawal Charge
 o Annual Maintenance Fee

>Fees Deducted from the Subaccounts
 o Mortality and Expense Risk Charge
 o Administrative Expense Charge

>Fees Deducted by the Funds
 o Investment Advisory Fees
 o Other Expenses


Terms to Understand in
Schedules I and II

>Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

>Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

>Purchase Payment Period (for installment payments under some contracts)-- the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed can not exceed the number of account years completed, regardless of the number of payments made.

Fees

--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.


I. Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.


Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses are covered by our general assets which are attributable in part to the mortality and expense risk charge described below.


Amount: The charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total payments to the account.


Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate, or the contract (held by the contract holder).


Schedule I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:
1) The number of years since the account was established; 2) the number of years since the contract was established; 3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment payments (ongoing contributions) and to single payments (rollovers, exchanges or other one-time contributions).


                                  Schedule I

--------------------------------------------------------------------------------
       Payment Periods, Contract Years or
       Account Years Completed (depending
       on the contract)                      Early Withdrawal Charge
------------------------------------------   ------------------------
       Fewer than 5                                     5%
       5 or more but fewer than 7                       4%
       7 or more but fewer than 9                       3%
       9 or more but fewer than 10                      2%
       more than 10                                     0%
--------------------------------------------------------------------------------

Schedule II. For contracts where we establish distinct accounts for installment payments and single payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.


                                  Schedule II

--------------------------------------------------------------------------------
  Account Years Completed                 Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 5                                       5%
  5 or more but fewer than 6                         4%
  6 or more but fewer than 7                         3%
  7 or more but fewer than 8                         2%
  8 or more but fewer than 9                         1%
  9 or more                                          0%
--------------------------------------------------------------------------------

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

>Used to provide income payments during the income phase;

>Paid because of your death before income payments begin;

>Paid where your account value is $3,500 or less and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months;

>Taken because of the election of a systematic distribution option (see
 "Systematic Distribution Options");

>Taken on or after the tenth anniversary of the effective date of the account;
 or

>Taken under accounts with an early withdrawal charge schedule based on completed payment periods, when you are at least age 591/2 and have completed at least nine payment periods.


Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

>Taken after you have separated from service with your employer. Under certain contracts, the employer must provide documentation of separation to the Company;

>Used to purchase an Aetna single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period. If you cancel the new contract, we will reinstate the account under the old contract. The amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established;

>Depending on the plan, due to financial hardship or hardship resulting from an unforeseeable emergency as defined by the Tax Code;

>From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, that is not more than 10% of your account value and is the first partial withdrawal in a calendar year. To qualify for this waiver you must be between the ages of 591/2 and 701/2 and cannot have elected the systematic withdrawal option. Any outstanding loans are not included in the account value when determining the 10% amount. This waiver does not apply to full withdrawals or to a withdrawal due to a loan default;

>Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company; or

>When we terminate an account under the circumstances described in "Other
 Topics--Account Termination."


Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>The number of participants under the plan

>The expected level of assets or cash flow under the plan

>Our agent's involvement in sales activities

>Our sales-related expenses

>Distribution provisions under the plan

>The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts

>The level of employer involvement in determining eligibility for distributions under the contract

>Our assessment of financial risk to the Company relating to withdrawals

>Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the state of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below.


--------------------------------------------------------------------------------
  Completed Account Years                 Early Withdrawal Charge
--------------------------------------------------------------------------------
  Fewer than 3                                       5%
  3 or more but fewer than 4                         4%
  4 or more but fewer than 5                         3%
  5 or more but fewer than 6                         2%
  6 or more but fewer than 7                         1%
  7 or more                                          0%
--------------------------------------------------------------------------------

Maintenance Fee
Maximum Amount: $20.00

When/How: For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.


Purpose: This fee helps defray the administrative expenses we incur in establishing and maintaining your account.


Reduction or elimination: When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>The size, type and nature of the group to which a contract is issued;

>The expected level of assets under the plan. Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder;

>The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide;

>The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group changes.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge
Maximum Amount: 1.25% annually of your account value invested in the subaccounts.

When/How: This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

Purpose: The fee compensates us for the mortality and expense risks we assume under the contracts.

>The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

>The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction: We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase. Any reduction will reflect differences in expenses for administration based on such factors as:

>The expected level of assets under the plan. Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder.

>The size of the prospective group, projected annual number of eligible participants and the program's participation rate.

>The plan design. For example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses.

>The frequency, consistency and method of submitting payments and loan repayments.

>The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services.

>The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services.

>The projected frequency of distributions.

>The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established.

Administrative Expense Charge
Maximum Amount: 0.25% annually of your account value invested in the subaccounts.


When/How: For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.


Purpose: This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.


Reduction: Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.


III. Fund Expenses
Maximum Amount: Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.


When/How: Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.


Purpose: These amounts help to pay the fund's investment advisor and operating expenses.


IV. Premium and Other Taxes
Maximum Amount: Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending on the jurisdiction.


When/How: We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. (See "Taxation.")

Your Account Value

--------------------------------------------------------------------------------
During the accumulation phase, your account value at any given time equals:
>Account dollars directed to the fixed interest options, including interest earnings to date

>Less any deductions from the fixed interest options (e.g. withdrawals, fees)

>Plus the current dollar value of amounts invested in the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>The net assets of the fund held by the subaccount as of the current valuation, minus;

>The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

>Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

>Divided by the total value of the subaccount's units at the preceding valuation;

>Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.


                                             +-------------------+
                                             |$5,000 contribution|
Step 1: An Investor                          +-------------------+
contributes $5000                             Step 1 [arrow down]
                                  +----------------------------------------+
Step 2:                           |Aetna Life Insurance and Annuity Company|
A. He directs us to invest        +----------------------------------------+
   $3,000 in Fund A. His                      Step 2 [arrow down]
   dollars purchase 300           +----------------------------------------+
   accumulation units of          |       Variable Annuity Account C       |
   Subaccount A ($3,000           +---------------+-----------------+------+
   divided by the current $10     | Subaccount A  |  Subaccount B   | Etc. |
   AUV).                          | 300           |  80             |      |
B. He directs us to invest        | accumulation  |  accumulation   |      |
   $2,000 in Fund B. His          | units         |  units          |      |
   dollars purchase 80            |               |                 |      |
   accumulation units of          |               |                 |      |
   Subaccount B ($2,000           |               |                 |      |
   divided by the current $25     |               |                 |      |
   AUV).                          |               |                 |      |
                                  |               |                 |      |
Step 3: The separate account      |               |                 |      |
then purchases shares of the      |               |                 |      |
applicable funds at the           |               |                 |      |
current market value (NAV).       +---------------+-----------------+------+
                                                 Step 3 [arrow down]
                                       +------+         +------+
                                       |Fund A|         |Fund B|
                                       +------+         +------+

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>Maintenance Fee (see "Fees--Maintenance Fee")

>Market Value Adjustment (see Appendix I)

>Tax Penalty (see "Taxation")

>Tax Withholding (see "Taxation")

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--Questions."

Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.



Withdrawals
--------------------------------------------------------------------------------
Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.


Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

>Select the withdrawal amount
 o Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
 o Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

>Select investment options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.

>Properly complete a disbursement form and submit it to the Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2) On such later date as specified on the disbursement form.


Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.


Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

>Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 591/2, separation from service or financial hardship, of the following:
 (1) Salary reduction contributions made after December 31, 1988 and;
 (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988.

>401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 591/2, separation from service, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

>The contract may require that the contract holder certify that you are eligible for the distribution.

>If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

>Participants in Ball State University Alternate Pension Plan--The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University, or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

>Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming totally disabled or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

Features of a Systematic Distribution Option (SDO)
If available under your plan, an SDO allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Loans
--------------------------------------------------------------------------------
Availability. For certain 403(b) plans and some 401(a)/401(k) and 403(a) plans, if allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.


Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.




Systematic Distribution Options
--------------------------------------------------------------------------------
Availability of Systematic Distribution Options (SDOs) To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what SDOs are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the SDOs at any time, and/or to change the terms for future elections.

SDOs currently available under the contract include the following:

>SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

>ECO--Estate Conservation Option. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.

 Under ECO, the Company calculates the minimum distribution amount required by law at age 701/2 (for certain plans, 701/2 or retirement, if later) and pays you that amount once a year.

 For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

>Other SDOs may be available from time to time. Additional information relating to any of the SDOs may be obtained from your local representative or from the Company's Home Office.

Electing an SDO. The contract holder, or you if permitted by the plan, makes the election of an SDO. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating an SDO. Once you elect an SDO, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other SDO be elected, unless the Tax Code permits it.

During the Income Phase
This section provides information about the accumulation phase. For death benefit information applicable to the income phase (see "Income Phase").

Tax Consequences. Withdrawals received through these options may have tax consequences. See "Taxation."




Death Benefit

--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).


>Under contracts issued in connection with most types of plans except voluntary
 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

>Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary, who will normally be your plan beneficiary as well.


During the Accumulation Phase
Payment Process

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary if applicable), must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.


Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

>Lump-sum payment

>Payment under an available income phase payment option (see "Income
 Phase--Payment Options")

 If the contract beneficiary or plan beneficiary is your spouse, payment under an available systematic distribution option (not available under all plans)

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>Leaving the account value invested in the contract

>Under some contracts, leaving your account value on deposit in the company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options (see "Income Phase--Payment Options").

Death Benefit Calculation. For most contracts the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of :

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.


Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

Income Phase

--------------------------------------------------------------------------------
During the income phase you receive payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

>Start date

>Payment option (see the payment options table in this section)

>Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

>Choice of fixed or variable payments

>Selection of an assumed net investment rate (only if variable payments are elected)

>Under some plans, certification from your employer and/or submission of the appropriate forms is also required

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include: your age, your account value, the payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your income phase payments will be held in the subaccount(s) selected, or a combination of subaccounts and fixed interest options. Some contracts restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. For variable payments, an assumed net investment rate must be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 31/2% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending on the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. (see "Contract Overview--Questions").

Selecting an Increasing Payment. Under certain payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.


Fees Deducted

>If variable payments are elected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis. Under some contracts, we may reduce this fee based on certain factors. (See "Fees--Mortality and Expense Risk Charge.")

>We may also deduct a daily administrative charge from amounts held in the subaccounts. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial payment or the annual payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request at our Home Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. (See "Taxation.")

Payment Options
The following tables list the payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional payment options under the contract from time to time.


Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.


---------------------------------------------------------------------------------------------------------------------------
                            Lifetime Payment Options
---------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives. It is possible that only one payment will
 Life Income             be made should the annuitant die prior to the second payment's due date.
                         Death Benefit--None: All payments end upon the annuitant's death.
---------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
 Life Income--           choice of 5-30 years or as otherwise specified in the contract.
 Guaranteed Pay-         Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 ments                   guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
---------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                         Continuing Payments:
 Life Income--Two        (a) When you select this option you choose for 100%, 662/3% or 50% of the payment to continue
 Lives                   after the first death; or
                         (b) 100% of the payment to continue on the second annuitant's death, and 50% of the payment to continue on the annuitant's death.
                         Death Benefit--None: All payments end after the death of both annuitants.
---------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to
                         30 years, or as otherwise specified in the contract.
 Life Income--Two        Continuing Payments: 100% of the payment to continue after the first death.
 Lives--Guaranteed       Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed pay-
 Payments                ments have all been paid, we will pay the beneficiary a lump-sum (unless otherwise requested)
                         equal to the present value of the remaining guaranteed payments.
---------------------------------------------------------------------------------------------------------------------------
 Life Income--Cash       Length of Payments: For as long as the annuitant lives.
 Refund Option           Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump
 (limited                sum payment equal to the amount originally applied to the payment option (less any premium
 availability--          tax) and less the total amount of fixed payments paid.
 fixed payment
 only)
---------------------------------------------------------------------------------------------------------------------------
 Life Income--Two        Length of Payments: For as long as either annuitant lives.
 Lives--Cash             Continuing Payment: 100% of the payment to continue after the first death.
 Refund Option           Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump sum
 (limited                payment equal to the amount applied to the payment option (less any premium tax) and less
 availability--fixed     the total amount of fixed payments paid.
 payment only)
---------------------------------------------------------------------------------------------------------------------------

                               Table continued [arrow right]

Payment options continued

---------------------------------------------------------------------------------------------------------------------------
                                              Nonlifetime Payment Options (1)
---------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5
 Nonlifetime--    years. In certain cases a lump sum payment may be requested at any time (see below).
 Guaranteed       Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments         guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.
---------------------------------------------------------------------------------------------------------------------------
Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three or five years of payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. (See "Fees--Early Withdrawal Charge.") Lump sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

Calculation of Lump Sum Payments: If a lump sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3-1/2% or 5% assumed net investment rate for variable payments).
---------------------------------------------------------------------------------------------------------------------------

(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois the Nonlifetime option is available only with fixed payments.

In This Section

I.   Introduction

II.  Your Retirement Plan

III. Withdrawals and other Distributions
     o Taxation of Distributions
     o 10% Penalty Tax
     o Withholding

IV.  Minimum Distribution Requirements
     o 50% Excise Tax

V.   Rules Specific to Certain Plans
     o Code Section 457 Plans
     o Code Section 403(b) Plans
     o Code Section 401(a), 401(k) and 403(a) Plans
     o 415(m) Arrangements
     o Bona Fide Severance Pay Plans

VI. Taxation of the Company

When consulting a tax advisor, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

Taxation
--------------------------------------------------------------------------------
I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

>Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

>Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

>This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

>We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.


--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.
--------------------------------------------------------------------------------

II. Your Retirement Plan
The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.


Plan Types. The contract is designed for use with retirement plans that qualify under code sections 401(a), 401(k), 403(a), 403(b) or 457. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. The contract may also be used with code section 415(m) arrangements.


The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.


III. Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.


Taxation of Distributions.
457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.


401(a), 401(k), 403(a) or 403(b) Plans. All distributions from these plans are taxed as received unless:

>The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

>You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.


Taxation of Death Benefits
In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


10% Penalty Tax
The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(b) plan, unless one or more of the following have occurred:
(a) You have attained age 591/2;
(b) You have become permanently disabled;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code; or
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.


Withholding for Federal Income Tax Liability
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.


401(a), 401(k), 403(a) or 403(b) Plans. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.


457 Plans. All distributions from a 457 plan, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.


Non-resident Aliens. If you or a beneficiary is a non-resident alien, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

IV. Minimum Distribution Requirements
To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

>Start date for distributions

>The time period in which all amounts in your account(s) must be distributed

>Distribution amounts


Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 701/2 or retire, whichever occurs later, unless:

>You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 701/2, or

>Under 403(b) plans, if you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


Time Period. We must pay out distributions from the contract over one of the following time periods:

>Over your life or the joint lives of you and your beneficiary, or

>Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary


Amount (457(b) Plan Only). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.


50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.


Minimum Distribution of Death Benefits. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

>After you begin receiving minimum distributions under the contract, or

>Before you begin receiving such distributions

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

>Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

>Whether life expectancy was recalculated

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed to the beneficiary by December 31, 2004. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

>Over the life of the beneficiary

>Over a period not extending beyond the life expectancy of the beneficiary

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

>December 31 of the calendar year following the calendar year of your death

>December 31 of the calendar year in which you would have attained age 701/2.


V. Rules Specific to Certain Plans


457 Plans
Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. The plan may either be a 457(b)(eligible) plan or a 457(f)(ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account.


457(b) Plan. A 457(b) plan is subject to restrictions on contributions and distributions.


457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.


The Contract. We make this contract available to plans subject to code section 457 only if a governmental employer sponsors the plan.


Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.


Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 701/2, (2) when you separate from service with the employer or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.


403(b) Plans
Under code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with code section 414(p) or to the Company as collateral for a loan.


Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.

>The first limit, under code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code section 125 or 457.

>The second limit, which is the exclusion allowance under code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

>An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending on certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

>salary reduction contributions made after December 31, 1988;

>earnings on those contributions; and

>earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 591/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.


Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(ii).


Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.


401(a), 401(k) and 403(a) Plans
Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.


Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.


Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,000 annually (subject to indexing). Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Code section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 591/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.


Code Section 415(m) Arrangements
If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.


Bona Fide Severance Pay Plans
If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are generally not taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.


VI. Taxation of the Company
We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------
The Company

Aetna Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
       151 Farmington Avenue
       Hartford Connecticut 06156


Variable Annuity Account C
We established Variable Annuity Account C (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.


Performance Reporting
We may advertise different types of historical performance for the subaccounts including

>standardized average annual total returns

>non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."


Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).


Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


Voting Rights
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

>During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

>During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


Contract Distribution
The Company will serve as the principal underwriter for the securities sold under this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts


Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.
We may reimburse the distributor for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.


Third Party Compensation Arrangements. Occasionally, we may:

>Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants.

>Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.


Contract Modification
We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income payments or the income payment options available. Such a change would only apply to income payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings
We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b) when an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets;
(c) during any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


Transfer of Ownership; Assignment
An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.


Account Termination
Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.


Year 2000 Readiness
As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna"), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of the Company

                                  Appendix I
                        Guaranteed Accumulation Account
--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

>The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

>The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.


Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.


Interest Rates. We guarantee different interest rates, depending on when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.


Fees and Other Deductions.

>If all or a portion of your account value in GAA is withdrawn, you may incur the following:
 Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus
 Tax Penalties and/or Tax withholding--see "Taxation"
 Early Withdrawal Charge--see "Fees"
 Maintenance Fee--see "Fees"

>We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

>If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

>If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from GAA.


Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

>short-term--three years or less

>long-term--ten years or less, but greater than three years

At the end of a guaranteed term, your contract holder or you if permitted may:

>transfer dollars to a new guaranteed term

>transfer dollars to other available investment options

>withdraw dollars

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.


Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.


Income Phase. GAA can not be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we may distribute as a loan.


Reinvesting amounts withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under some contracts. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

--------------------------------------------------------------------------------

     Additional information about this option may be found in the contract.

--------------------------------------------------------------------------------

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

    The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending on the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.


Contract Loans. If available under your plan, contract loans may be made from account values held in Fixed Account.

                                 Appendix III
                              Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.


--------------------------------------------------------------------------------

     Additional information about this option may be found in the contract.

--------------------------------------------------------------------------------


General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.


Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investment in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, under most contracts, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.


Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending on the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.


Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to hardship from an unforeseeable emergency, or an unforeseeable emergency as defined by the Tax Code, and the following requirements are satisfied:

>The hardship is certified (required under most contracts);

>The partial withdrawal is taken proportionally from each investment option in which the your account invests;

>The amount is paid directly to you; and

>The amount paid for all withdrawals due to hardship during the previous
 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

>The employer certifies you have separated from service;

>The amount withdrawn is paid directly to you; and

>The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

>One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

>One-fourth of the remaining Fixed Plus Account value 12 months later;

>One-third of the remaining Fixed Plus Account value 12 months later;

>One-half of the remaining Fixed Plus Account value 12 months later; and

>The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.


Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a) Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments)
(b) Due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death
(c) When the Fixed Plus Account value is $3,500 or less ($2,000 or less under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to hardship from an unforeseeable emergency, as defined by the Tax Code, if all of the following conditions are met:

>The hardship is certified by the employer, and, under some contracts;

>The amount is paid directly to you; and

>The amount paid for all withdrawals due to hardship during the previous
 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. Due to your separation from service with the employer, provided that all the following apply*:

>The employer certifies that you have separated from service;

>The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

>Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

3. If you are at least age 591/2 and have completed nine payment periods

4. If we terminate your account based on our right to do so for accounts below a certain value (usually $3,500).

5. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.


Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending on the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.
-----------------
* Instead of the provisions under number 2 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

>The hardship is certified by the employer;

>We receive the withdrawal request within 60 days of the date of separation;
 and

>You pay a 3% charge based on the entire Fixed Plus Account value.

 If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.


Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.


Transfer Credits. The Company provides a transfer credit in certain circumstances. See "Contract Purchase and Participation--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  Appendix IV
                   Employee Appointment of Employer as Agent
                           Under an Annuity Contract
--------------------------------------------------------------------------------
For Plans under Section 403(b), 401 or 403(a) of the Code (except voluntary
                             Section 403(b) Plans)
================================================================================

My employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

>I own the value of my Employee Account subject to the restrictions of Sections
 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), I have ownership in the value of my Employer Account.

>I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

>My employer may permit me to make investment selections under the Employee
 Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

>On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

>In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                  Appendix V
                               Fund Descriptions
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
>Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

>Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)

>Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is designed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

>Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)


>Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

>Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

>Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the U.S. Aetna International VP will not target any given level of current income.(1)

>Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

>Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

>Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.(1)(a)

>AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)

>AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)

>AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.(2)

>AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)

>Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed, nondiversified portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)

>Fidelity Variable Insurance Products Fund (VIP)-- Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(4)

>Fidelity Variable Insurance Products Fund (VIP)-- Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(4)

>Fidelity Variable Insurance Products Fund (VIP)-- Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(4)

>Fidelity Variable Insurance Products Fund II (VIP II)--Contrafund Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(4)

>Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1998, they ranged from approximately $142 million to $73 billion.(5)

>Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(5)

>Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The
 Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(5)

>Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(5)

>Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(5)

>Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.

 Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).(6)

>Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities.(7)

>Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(7)

>Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks long-term growth of capital.(8)(a)

>Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8)(a)

>Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation.(8)(a)

>Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital.(8)(b)

>Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and, secondarily, increasing dividend income.(8)(c)

Investment Advisers for each of the Funds:

(1) Aeltus Investment Management, Inc.
    (a) Bradley, Foster & Sargent, Inc.
        (subadviser)
(2) AIM Advisors, Inc.
(3) Calvert Asset Management Company, Inc.
(4) Fidelity Management & Research Company (adviser)
(5) Janus Capital Corporation
(6) Lexington Management Corporation
    (adviser); Market Systems Research Advisors, Inc. (subadviser)
(7) OppenheimerFunds, Inc.
(8) Aetna Life Insurance and Annuity Company (adviser);
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                  Appendix VI
                        Condensed Financial Information
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Table I--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.40%, 0.45%, and 0.50% ....................................     59
Table II--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.75%, 0.80%, and 0.85% ....................................     62
Table III--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.90% and 0.95% ............................................     65
Table IV--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.00% and 1.05% ............................................     68
Table V--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.10% and 1.15% ............................................     72
Table VI--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.20% and Those Issued Since 1996 with Total Separate
  Account Charges of 1.25% ...................................     76
Table VII--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.30% and 1.40% ............................................     79
Table VIII--For Contracts Issued Since 1996 Under 403(b),
  401(a) and 401(k) Plans with Total Separate Account Charges
  of 1.50% ...................................................     82
Table IX--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.25% ...........................................     85
Table X--For Multiple Option Contracts Issued to
  San Bernardino County and Macomb County with Total
  Separate Account Charges of 1.25% ..........................     89
Table XI--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.50% (including a 0.25% Administrative Expense
  Charge Beginning April 7, 1997) ............................     92
Table XII--For Contracts Containing Limits on Fees Issued
  Under 403(b) Plans and Deferred Compensation Plans .........     95
Table XIII--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On January 15, 1996 ........................................     97
Table XIV--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On May 25, 1996 ............................................    101
Table XV--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On or After December 16, 1996 ..............................    105

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE I
          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
        WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%, 0.45%, AND 0.50%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                    0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
AETNA ASCENT VP
Value at beginning of period                              $13.239(1)               $9.146(2)              $10.475(3)
Value at end of period                                    $14.086                  $9.519                  $9.848
Number of accumulation units outstanding at end
 of period                                                 86,321                     779                   2,670
AETNA BALANCED VP, INC.
Value at beginning of period                              $14.244(1)                                      $10.369(4)
Value at end of period                                    $15.331                                         $11.077
Number of accumulation units outstanding at end
 of period                                                653,272                                         310,846
AETNA BOND VP
Value at beginning of period                              $11.893(1)                                      $10.118(4)
Value at end of period                                    $12.079                                         $10.662
Number of accumulation units outstanding at end
 of period                                                190,084                                          88,895
AETNA CROSSROADS VP
Value at beginning of period                              $12.991(1)               $9.531(2)              $10.298(4)
Value at end of period                                    $13.628                  $9.800                 $10.086
Number of accumulation units outstanding at end
 of period                                                 51,878                     731                   1,127
AETNA GROWTH VP
Value at beginning of period                              $15.200(1)              $10.444(2)              $10.479(4)
Value at end of period                                    $18.018                 $11.470                 $12.397
Number of accumulation units outstanding at end
 of period                                                 21,805                     291                  19,997
AETNA GROWTH AND INCOME VP
Value at beginning of period                              $15.108(1)               $9.561(2)              $10.580(4)
Value at end of period                                    $16.747                 $10.152                 $10.665
Number of accumulation units outstanding at end
 of period                                              2,888,622                   1,119                 719,561
AETNA HIGH YIELD VP
Value at beginning of period                               $9.125(1)                                       $9.961(3)
Value at end of period                                     $9.238                                          $9.260
Number of accumulation units outstanding at end
 of period                                                  1,146                                             834
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                              $16.874(1)              $10.639(2)              $10.708(4)
Value at end of period                                    $18.916                 $11.307                 $12.019
Number of accumulation units outstanding at end
 of period                                                 87,238                     859                  13,477
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                               $9.480(1)                                      $10.050(3)
Value at end of period                                    $10.921                                         $10.947
Number of accumulation units outstanding at end
 of period                                                  1,187                                           2,662
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                               $8.071(1)                                       $9.328(5)
Value at end of period                                     $8.840                                          $8.861
Number of accumulation units outstanding at end
 of period                                                  3,928                                              17
AETNA INTERNATIONAL VP
Value at beginning of period                                                       $9.231(2)               $8.967(1)
Value at end of period                                                             $9.567                  $9.815
Number of accumulation units outstanding at end
 of period                                                                             61                     562
AETNA LEGACY VP
Value at beginning of period                              $12.598(1)                                      $10.115(5)
Value at end of period                                    $13.111                                         $10.293
Number of accumulation units outstanding at end
 of period                                                 19,291                                             165

--------------------------------------------------------------------------------

                                                    0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
AETNA MONEY MARKET VP
Value at beginning of period                              $11.148(1)                                      $10.050(4)
Value at end of period                                    $11.225                                         $10.399
Number of accumulation units outstanding at end
 of period                                                107,285                                          34,355
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                               $8.679(1)                                       $9.655(5)
Value at end of period                                     $8.898                                          $8.919
Number of accumulation units outstanding at end
 of period                                                  1,099                                             649
AETNA SMALL COMPANY VP
Value at beginning of period                              $12.820(1)               $8.583(2)              $10.719(4)
Value at end of period                                    $13.714                  $9.176                  $9.312
Number of accumulation units outstanding at end
 of period                                                 15,614                     318                   7,541
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                              $13.986(1)                                      $10.508(4)
Value at end of period                                    $16.125                                         $11.369
Number of accumulation units outstanding at end
 of period                                                 11,799                                             993
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                              $13.635(1)              $10.217(2)              $10.377(4)
Value at end of period                                    $14.976                 $10.714                 $10.966
Number of accumulation units outstanding at end
 of period                                                 38,218                     553                  50,868
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                              $14.267(1)               $9.516(2)              $10.522(4)
Value at end of period                                    $15.192                  $9.968                 $10.363
Number of accumulation units outstanding at end
 of period                                                 54,320                     519                   6,791
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                              $15.510(1)                                      $10.651(4)
Value at end of period                                    $17.525                                         $12.779
Number of accumulation units outstanding at end
 of period                                                128,518                                          18,614
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                              $12.178(1)                                      $10.774(4)
Value at end of period                                    $13.170                                         $10.183
Number of accumulation units outstanding at end
 of period                                                 10,817                                             251
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                              $15.219(1)              $10.553(2)              $10.673(4)
Value at end of period                                    $17.813                 $11.475                 $11.985
Number of accumulation units outstanding at end
 of period                                                197,022                   1,754                   8,618
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                              $11.663(1)                                      $10.570(4)
Value at end of period                                    $14.125                                         $12.541
Number of accumulation units outstanding at end
 of period                                                198,264                                         134,432
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                              $15.614(1)              $10.945(2)              $10.615(4)
Value at end of period                                    $17.878                 $11.816                 $12.415
Number of accumulation units outstanding at end
 of period                                                 39,424                     612                  30,062
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                              $12.743(1)              $10.457(2)              $10.186(4)
Value at end of period                                    $13.053                 $10.446                 $10.640
Number of accumulation units outstanding at end
 of period                                                 21,374                      82                  13,364
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                              $14.790(1)                                      $10.286(4)
Value at end of period                                    $17.807                                         $12.391
Number of accumulation units outstanding at end
 of period                                                 73,901                                           7,785
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                              $15.344(1)               $9.630(2)              $10.980(4)
Value at end of period                                    $17.582                 $10.235                 $11.485
Number of accumulation units outstanding at end
 of period                                                383,490                   1,186                  37,288
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                               $9.754(1)
Value at end of period                                     $9.626
Number of accumulation units outstanding at end
 of period                                                 12,237

--------------------------------------------------------------------------------

                                                    0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                               $9.004(1)                                      $10.131(6)
Value at end of period                                    $10.047                                         $10.070
Number of accumulation units outstanding at end
 of period                                                  1,564                                             180
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                               $9.695(1)               $9.975(2)               $9.995(3)
Value at end of period                                     $9.923                  $9.953                  $9.946
Number of accumulation units outstanding at end
 of period                                                  1,513                     575                      14
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                              $10.705(1)              $10.094(2)               $9.990(4)
Value at end of period                                    $12.776                 $11.002                 $10.841
Number of accumulation units outstanding at end
 of period                                                339,956                     371                 178,398
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period                               $9.362(1)               $9.862(2)              $10.490(4)
Value at end of period                                    $10.641                 $10.577                 $11.127
Number of accumulation units outstanding at end
 of period                                                331,958                     473                  79,769
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                              $14.188(1)               $9.984(2)              $10.726(4)
Value at end of period                                    $15.676                 $10.673                 $11.320
Number of accumulation units outstanding at end
 of period                                                 36,644                     192                  71,605
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $12.570(1)                                      $10.711(4)
Value at end of period                                    $13.602                                         $10.797
Number of accumulation units outstanding at end
 of period                                                168,912                                         113,511
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                              $15.042(1)              $10.302(2)              $10.256(4)
Value at end of period                                    $16.863                 $11.057                 $11.551
Number of accumulation units outstanding at end
 of period                                                169,615                     817                   4,869

-----------------
(1) Funds were first received in this option during November 1998.
(2) Funds were first received in this option during December 1998.
(3) Funds were first received in this option during May 1998.
(4) Funds were first received in this option during April 1998.
(5) Funds were first received in this option during June 1998.
(6) Funds were first received in this option during July 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE II

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) and 401(k) PLANS
        WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%, 0.80%, AND 0.85%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                    0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
AETNA ASCENT VP
Value at beginning of period                               $9.913(1)               $10.604(2)             $13.699(3)
Value at end of period                                     $9.502                  $10.101                $14.113
Number of accumulation units outstanding at end
 of period                                                 43,142                  255,775                 70,991
AETNA BALANCED VP, INC.
Value at beginning of period                              $10.002(1)               $10.646(2)             $13.327(3)
Value at end of period                                    $10.648                  $11.358                $15.360
Number of accumulation units outstanding at end
 of period                                                183,347                3,962,527              1,379,122
AETNA BOND VP
Value at beginning of period                              $10.058(1)               $10.157(2)             $11.381(3)
Value at end of period                                    $10.502                  $10.650                $12.102
Number of accumulation units outstanding at end
 of period                                                 51,916                  771,660                654,765
AETNA CROSSROADS VP
Value at beginning of period                               $9.936(1)               $10.524(2)             $13.063(3)
Value at end of period                                     $9.782                  $10.312                $13.654
Number of accumulation units outstanding at end
 of period                                                 62,144                  213,970                102,916
AETNA GROWTH VP
Value at beginning of period                               $9.925(1)               $11.326(2)             $13.357(3)
Value at end of period                                    $11.449                  $13.030                $18.036
Number of accumulation units outstanding at end
 of period                                                 18,200                  303,987                 24,240
AETNA GROWTH AND INCOME VP
Value at beginning of period                               $9.935(1)               $10.925(2)             $14.694(3)
Value at end of period                                    $10.133                  $11.108                $16.779
Number of accumulation units outstanding at end
 of period                                                773,713               15,809,881              5,795,667
AETNA HIGH YIELD VP
Value at beginning of period                              $10.145(4)                $9.939(1)              $9.899(5)
Value at end of period                                     $9.284                   $9.241                 $9.238
Number of accumulation units outstanding at end
 of period                                                      0                   15,411                    644
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                              $10.015(1)               $11.117(2)             $14.692(3)
Value at end of period                                    $11.286                  $12.587                $18.945
Number of accumulation units outstanding at end
 of period                                                 48,831                1,974,900                459,428
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                               $9.822(1)                $9.576(1)              $9.028(5)
Value at end of period                                    $11.183                  $10.925                $10.921
Number of accumulation units outstanding at end
 of period                                                  1,623                   80,312                  5,681
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                               $9.642(1)                $9.269(1)              $8.464(5)
Value at end of period                                     $9.201                   $8.843                 $8.840
Number of accumulation units outstanding at end
 of period                                                  1,481                   90,819                  6,564
AETNA INTERNATIONAL VP
Value at beginning of period                               $9.600(5)               $10.043(1)              $9.580(5)
Value at end of period                                     $9.550                   $9.795                 $9.792
Number of accumulation units outstanding at end
 of period                                                      7                   45,801                  8,719
AETNA LEGACY VP
Value at beginning of period                               $9.977(1)               $10.359(2)             $12.497(3)
Value at end of period                                    $10.054                  $10.423                $13.136
Number of accumulation units outstanding at end
 of period                                                 21,150                  418,989                 61,043

--------------------------------------------------------------------------------

                                                    0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
AETNA MONEY MARKET VP
Value at beginning of period                              $10.022(1)              $10.136(2)              $10.799(3)
Value at end of period                                    $10.283                 $10.414                 $11.246
Number of accumulation units outstanding at end
 of period                                                 26,810               1,574,454                 396,669
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                               $9.792(1)              $10.041(4)              $10.041(4)
Value at end of period                                     $8.944                  $8.900                   8.897
Number of accumulation units outstanding at end
 of period                                                      9                  27,225                     398
AETNA SMALL COMPANY VP
Value at beginning of period                               $9.812(1)              $10.578(2)              $13.558(3)
Value at end of period                                     $9.159                  $9.764                 $13.728
Number of accumulation units outstanding at end
 of period                                                 13,043               1,165,745                  25,298
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                               $9.921(1)              $10.972(2)              $13.404(3)
Value at end of period                                    $10.620                 $11.692                 $16.141
Number of accumulation units outstanding at end
 of period                                                 14.488                 350,826                  15,014
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                              $10.081(1)              $10.492(2)              $13.124(3)
Value at end of period                                    $10.694                 $11.254                 $15.005
Number of accumulation units outstanding at end
 of period                                                  9,543                  91,333                 132,605
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                               $9.914(1)              $10.873(2)              $13.708(3)
Value at end of period                                     $9.950                 $10.850                 $15.220
Number of accumulation units outstanding at end
 of period                                                 67,227                 846,660                 306,099
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                               $9.956(1)              $10.887(2)              $12.857(3)
Value at end of period                                    $12.150                 $13.307                 $17.558
Number of accumulation units outstanding at end
 of period                                                 63,727                 981,477                 399,820
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                               $9.912(1)              $11.184(2)              $12.182(3)
Value at end of period                                     $9.427                 $10.530                 $13.195
Number of accumulation units outstanding at end
 of period                                                  4,502                  47,503                  13,937
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                               $9.912(1)              $10.937(2)              $13.824(3)
Value at end of period                                    $11.454                 $12.589                 $17.847
Number of accumulation units outstanding at end
 of period                                                 78,075               2,102,805                 217,720
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                               $9.887(1)              $10.647(2)              $10.427(3)
Value at end of period                                    $12.109                 $13.056                 $14.152
Number of accumulation units outstanding at end
 of period                                                117,103               1,605,726                 320,159
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                               $9.856(1)              $10.741(2)              $13.744(3)
Value at end of period                                    $11.794                 $12.741                 $17.912
Number of accumulation units outstanding at end
 of period                                                 26,592                 425,125                  47,668
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                              $10.062(1)              $10.210(2)              $12.306(3)
Value at end of period                                    $10.427                 $10.643                 $13.078
Number of accumulation units outstanding at end
 of period                                                  6,947                 367,677                  25,566
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                               $9.810(1)              $10.918(2)              $13.512(3)
Value at end of period                                    $11.666                 $12.836                 $17.841
Number of accumulation units outstanding at end
 of period                                                 41,104                 434,913                 446,603
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                               $9.953(1)              $11.798(2)              $14.300(3)
Value at end of period                                    $10.217                 $12.009                 $17.615
Number of accumulation units outstanding at end
 of period                                                167,606               4,480,348                 710,851

--------------------------------------------------------------------------------

                                                    0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                   ---------------------   ---------------------   --------------------
                                                            1998                    1998                   1998
                                                   ---------------------   ---------------------   --------------------
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                               $9.791(1)              $10.922(2)              $11.047(3)
Value at end of period                                     $7.696                  $8.415                  $9.645
Number of accumulation units outstanding at end
 of period                                                 13,175                 140,250                  14,190
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                               $9.713(1)              $10.001(4)               $9.275(5)
Value at end of period                                    $10.027                 $10.050                 $10.046
Number of accumulation units outstanding at end
 of period                                                    535                   2,686                   7,592
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                              $10.029(4)              $10.025(1)               $9.935(5)
Value at end of period                                     $9.935                  $9.926                  $9.922
Number of accumulation units outstanding at end
 of period                                                    925                  18,786                   2,776
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                               $9.828(1)              $10.687(2)              $10.399(3)
Value at end of period                                    $10.982                 $11.846                 $12.800
Number of accumulation units outstanding at end
 of period                                                139,547               3,491,454                 706,142
PORTFOLIO PARTNERS MFS RESEARCH
 GROWTH PORTFOLIO
Value at beginning of period                               $9.917(1)              $11.019(2)               $8.861(3)
Value at end of period                                    $10.558                 $11.682                 $10.661
Number of accumulation units outstanding at end
 of period                                                 46,475                 750,388                 616,205
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                               $9.963(1)              $11.274(2)              $12.661(3)
Value at end of period                                    $10.653                 $12.055                 $15.706
Number of accumulation units outstanding at end
 of period                                                 49,316                 376,471                 382,755
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $10.009(1)              $11.338(2)              $11.868(3)
Value at end of period                                     $9.781                 $11.041                 $13.628
Number of accumulation units outstanding at end
 of period                                                 34,688                 850,743                 434,054
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                               $9.961(1)              $10.967(2)              $13.562(3)
Value at end of period                                    $11.036                 $12.153                 $16.895
Number of accumulation units outstanding at end
 of period                                                 42,865               1,058,534                 129,123

-----------------
(1) Funds were first received in this option during June 1998.
(2) Funds were first received in this option during May 1998.
(3) Funds were first received in this option during January 1998.
(4) Funds were first received in this option during July 1998.
(5) Funds were first received in this option during August 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE III

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% AND 0.95%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods ended December 31, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                    0.90% Total
                                      Charges                         0.95% Total Charges
                                  ---------------   -------------------------------------------------------
                                        1998              1998               1997                1996
                                  ---------------   ----------------   ----------------   -----------------
AETNA ASCENT VP
Value at beginning of period           $9.227(1)         $13.624            $11.472            $10.000(2)
Value at end of period                 $9.953            $14.076            $13.624            $11.472
Number of accumulation units
 outstanding at end of period             212             75,369            119,471             20,237
AETNA BALANCED VP, INC.
Value at beginning of period          $10.451(3)         $13.226            $10.902            $10.000(2)
Value at end of period                $11.157            $15.320            $13.226            $10.902
Number of accumulation units
 outstanding at end of period           1,648            468,468            986,711            702,222
AETNA BOND VP
Value at beginning of period          $10.070(4)         $11.268            $10.503            $10.000(2)
Value at end of period                $10.654            $12.070            $11.268            $10.503
Number of accumulation units
 outstanding at end of period             383            187,653            251,156            161,765
AETNA CROSSROADS VP
Value at beginning of period                             $12.980            $11.146            $10.000(2)
Value at end of period                                   $13.618            $12.980            $11.146
Number of accumulation units
 outstanding at end of period                            105,586            117,725              7,882
AETNA GROWTH VP
Value at beginning of period          $10.958(3)         $13.202            $12.787(5)
Value at end of period                $12.681            $18.005            $13.202
Number of accumulation units
 outstanding at end of period             628             25,778              1,880
AETNA GROWTH AND INCOME VP
Value at beginning of period          $10.562(4)         $14.756            $11.469            $10.000(2)
Value at end of period                $10.804            $16.736            $14.756            $11.469
Number of accumulation units
 outstanding at end of period           8,243          2,224,467          3,760,076          2,876,728
AETNA HIGH YIELD VP
Value at beginning of period                             $10.078(6)
Value at end of period                                    $9.231
Number of accumulation units
 outstanding at end of period                                799
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period          $10.648(4)         $14.500            $10.934            $10.000(7)
Value at end of period                $12.206            $18.902            $14.500            $10.934
Number of accumulation units
 outstanding at end of period           2,384            108,387             62,360              2,697
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                             $10.108(8)
Value at end of period                                   $10.913
Number of accumulation units
 outstanding at end of period                                564
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period           $9.582(6)          $9.366(9)
Value at end of period                 $8.837             $8.834
Number of accumulation units
 outstanding at end of period              62              2,625
AETNA INTERNATIONAL VP
Value at beginning of period                             $10.103(8)
Value at end of period                                    $9.785
Number of accumulation units
 outstanding at end of period                              1,247
AETNA LEGACY VP
Value at beginning of period          $10.390(8)         $12.369            $10.905            $10.000(2)
Value at end of period                $10.351            $13.102            $12.369            $10.905
Number of accumulation units
 outstanding at end of period              37             55,494             47,726                 61

--------------------------------------------------------------------------------

                                      0.90% Total
                                        Charges                         0.95% Total Charges
                                   ----------------   --------------------------------------------------------
                                         1998               1998                1997                1996
                                   ----------------   ----------------   ------------------   ----------------
AETNA MONEY MARKET VP
Value at beginning of period           $10.297(1)          $10.738             $10.277             $10.000(2)
Value at end of period                 $10.381             $11.217             $10.738             $10.277
Number of accumulation units
 outstanding at end of period            1,235             127,186             147,123              39,811
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                               $10.053(8)
Value at end of period                                      $8.891
Number of accumulation units
 outstanding at end of period                               15,245
AETNA SMALL COMPANY VP
Value at beginning of period           $10.939(3)          $13.684             $13.119(10)
Value at end of period                  $9.513             $13.704             $13.684
Number of accumulation units
 outstanding at end of period            2,604              44,944               2,124
AETNA VALUE OPPORTUNITY VP
Value at beginning of period           $10.515(4)          $13.290             $12.912(10)
Value at end of period                 $11.462             $16.113             $13.290
Number of accumulation units
 outstanding at end of period            3,526              29,112                 587
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period                               $12.994             $10.924             $10.000(2)
Value at end of period                                     $14.965             $12.994             $10.924
Number of accumulation units
 outstanding at end of period                               95,020              93,905              19,808
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $9.265(11)         $13.729             $10.819             $10.000(2)
Value at end of period                 $10.671             $15.180             $13.729             $10.819
Number of accumulation units
 outstanding at end of period               20             147,150             125,669              27,639
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period           $10.757(3)          $12.674             $10.362             $10.000(2)
Value at end of period                 $12.978             $17.512             $12.674             $10.362
Number of accumulation units
 outstanding at end of period            1,343             165,194             150,612              54,133
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                               $11.783             $10.664             $10.000(2)
Value at end of period                                     $13.160             $11.783             $10.664
Number of accumulation units
 outstanding at end of period                                9,217              20,273               3,820
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period           $10.737(4)          $13.825             $11.243             $10.000(2)
Value at end of period                 $12.293             $17.800             $13.825             $11.243
Number of accumulation units
 outstanding at end of period            1,038             254,734             266,396              95,199
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period           $10.787(3)          $10.613              $9.510             $10.000(2)
Value at end of period                 $12.830             $14.114             $10.613              $9.510
Number of accumulation units
 outstanding at end of period              353             375,663             416,100             125,232
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period           $10.570(3)          $13.431             $11.105             $10.000(2)
Value at end of period                 $12.490             $17.865             $13.431             $11.105
Number of accumulation units
 outstanding at end of period              479              81,983              42,699               9,188
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period           $10.232(3)          $12.069             $10.902             $10.000(7)
Value at end of period                 $10.638             $13.043             $12.069             $10.902
Number of accumulation units
 outstanding at end of period              393              36,740              29,665               1,402
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period           $10.569(9)          $13.242             $10.891             $10.000(2)
Value at end of period                 $12.464             $17.794             $13.242             $10.891
Number of accumulation units
 outstanding at end of period              128              53,448              92,666              39,841

--------------------------------------------------------------------------------

                                        0.90% Total
                                          Charges                         0.95% Total Charges
                                     ----------------   --------------------------------------------------------
                                           1998               1998                1997                1996
                                     ----------------   ----------------   ------------------   ----------------
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period              $10.606(4)         $13.757             $11.370             $10.000(2)
Value at end of period                    $11.745            $17.569             $13.757             $11.370
Number of accumulation units
 outstanding at end of period               5,140            427,855             555,448             151,935
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                 $12.082             $11.383             $10.000(2)
Value at end of period                                        $9.619             $12.082             $11.383
Number of accumulation units
 outstanding at end of period                                 51,077              85,577               5,295
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                                 $10.182(6)
Value at end of period                                       $10.039
Number of accumulation units
 outstanding at end of period                                    144
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                                 $10.037(6)
Value at end of period                                        $9.915
Number of accumulation units
 outstanding at end of period                                    614
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES PORTFOLIO
Value at beginning of period              $10.233(9)          $9.940             $10.062(12)
Value at end of period                    $11.462            $12.767              $9.940
Number of accumulation units
 outstanding at end of period                 236            626,638             795,375
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH PORTFOLIO
Value at beginning of period              $10.954(3)          $8.727              $8.897(12)
Value at end of period                    $11.375            $10.633              $8.727
Number of accumulation units
 outstanding at end of period                 828            237,867             484,407
PORTFOLIO PARTNERS MFS
VALUE EQUITY PORTFOLIO
Value at beginning of period              $11.183(3)         $12.478             $12.296(12)
Value at end of period                    $11.654            $15.664             $12.478
Number of accumulation units
 outstanding at end of period                 957            103,317              96,338
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period              $10.020(1)         $11.522             $11.376(12)
Value at end of period                    $11.029            $13.592             $11.522
Number of accumulation units
 outstanding at end of period                  10            234,075             351,150
PORTFOLIO PARTNERS T. ROWE
PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period              $10.840(3)         $13.332             $13.062(12)
Value at end of period                    $11.792            $16.851             $13.332
Number of accumulation units
 outstanding at end of period                 169            197,938             238,562

-----------------
 (1) Funds were first received in this option during October 1998.
 (2) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (3) Funds were first received in this option during April 1998.
 (4) Funds were first received in this option during March 1998.
 (5) Funds were first received in this option during August 1997.
 (6) Funds were first received in this option during July 1998.
 (7) The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (8) Funds were first received in this option during May 1998.
 (9) Funds were first received in this option during June 1998.
(10) Funds were first received in this option during December 1997.
(11) Funds were first received in this option during September 1998.
(12) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE IV

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00% AND 1.05%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods ended December 31, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                1.00% Total Charges                         1.05% Total Charges
                                ---------------------------------------------------- ----------------------------------
                                       1998              1997             1996              1998             1997
                                ------------------ ---------------- ---------------- ----------------- ----------------
AETNA ASCENT VP
Value at beginning of period          $13.613           $11.468          $10.000(1)       $13.602           $11.629(2)
Value at end of period                $14.057           $13.613          $11.468          $14.039           $13.602
Number of accumulation units
 outstanding at end of period         520,438            14,463               13           55,886            24,508
AETNA BALANCED VP, INC.
Value at beginning of period          $13.215           $13.054(3)                        $13.204           $12.677(3)
Value at end of period                $15.300           $13.215                           $15.279           $13.204
Number of accumulation units
 outstanding at end of period       2,019,116            57,737                            61,615             4,205
AETNA BOND VP
Value at beginning of period          $11.258           $10.500          $10.000(1)       $11.249           $10.587(2)
Value at end of period                $12.054           $11.258          $10.500          $12.038           $11.249
Number of accumulation units
 outstanding at end of period         802,876            64,958              679           50,220            11,619
AETNA CROSSROADS VP
Value at beginning of period          $12.970           $12.945(4)                        $12.959           $11.292(2)
Value at end of period                $13.600           $12.970                           $13.582           $12.959
Number of accumulation units
 outstanding at end of period         168,964             2,786                            38,257            12,847
AETNA GROWTH VP
Value at beginning of period          $12.674(5)                                          $13.192           $13.184(6)
Value at end of period                $17.989                                             $17.974           $13.192
Number of accumulation units
 outstanding at end of period         194,081                                              23,219                31
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $14.744           $11.465          $10.000(1)       $14.732           $12.312(2)
Value at end of period                $16.713           $14.744          $11.465          $16.691           $14.732
Number of accumulation units
 outstanding at end of period       9,871,041           362,675           13,125          326,490            44,425
AETNA HIGH YIELD VP
Value at beginning of period           $9.149(7)                                           $9.995(8)
Value at end of period                 $9.228                                              $9.225
Number of accumulation units
 outstanding at end of period           9,211                                                 110
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period          $14.491           $14.289(9)                        $14.481           $14.043(3)
Value at end of period                $18.880           $14.491                           $18.859           $14.481
Number of accumulation units
 Outstanding at end of period         648,540                29                            51,170             1,083
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $7.996(7)                                           $9.624(10)
Value at end of period                $10.909                                             $10.906
Number of accumulation units
 outstanding at end of period          24,016                                                 168
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period           $9.580(10)                                          $9.530(10)
Value at end of period                 $8.831                                              $8.827
Number of accumulation units
 outstanding at end of period          27,047                                                 330
AETNA INTERNATIONAL VP
Value at beginning of period          $10.061(11)                                          $8.935(12)
Value at end of period                 $9.781                                              $9.778
Number of accumulation units
 outstanding at end of period          14,898                                                 182

--------------------------------------------------------------------------------

                                                 1.00% Total Charges                         1.05% Total Charges
                                ------------------------------------------------------ --------------------------------
                                       1998               1997              1996             1998            1997
                                ------------------ ------------------ ---------------- --------------- ----------------
AETNA LEGACY VP
Value at beginning of period          $12.358            $12.242(2)                        $12.348          $11.009(2)
Value at end of period                $13.084            $12.358                           $13.067          $12.348
Number of accumulation units
 outstanding at end of period         190,406                 64                            62,453            6,221
AETNA MONEY MARKET VP
Value at beginning of period          $10.729            $10.274           $10.000(1)      $10.720          $10.322(2)
Value at end of period                $11.202            $10.729           $10.274         $11.187          $10.720
Number of accumulation units
 outstanding at end of period       1,039,909             65,496             1,551          43,461            1,863
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period           $9.214(7)                                            $9.899(8)
Value at end of period                 $8.888                                               $8.885
Number of accumulation units
 outstanding at end of period           6,500                                                  131
AETNA SMALL COMPANY VP
Value at beginning of period          $14.234(13)                                          $13.674          $12.485(3)
Value at end of period                $13.692                                              $13.680          $13.674
Number of accumulation units
 outstanding at end of period         404,068                                                5,235              125
AETNA VALUE OPPORTUNITY VP
Value at beginning of period          $12.765(5)                                           $13.281          $12.796(6)
Value at end of period                $16.099                                              $16.085          $13.281
Number of accumulation units
 outstanding at end of period          98,683                                                3,648               17
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period          $12.983            $12.982(14)                       $12.972          $12.278(3)
Value at end of period                $14.945            $12.983                           $14.926          $12.972
Number of accumulation units
 outstanding at end of period         108,344             25,620                            25,822              766
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period          $13.718            $13.438(14)                       $13.706          $11.435(2)
Value at end of period                $15.160            $13.718                           $15.140          $13.706
Number of accumulation units
 outstanding at end of period         409,327             29,808                            81,062           34,010
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $12.663            $10.358           $10.000(1)      $12.653          $10.988(2)
Value at end of period                $17.489            $12.663           $10.358         $17.466          $12.653
Number of accumulation units
 outstanding at end of period         581,798             61,043                21          65,095           22,425
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period          $11.774            $11.818(9)                        $11.764          $10.798(2)
Value at end of period                $13.143            $11.774                           $13.126          $11.764
Number of accumulation units
 outstanding at end of period          44,183              1,294                             9,113            3,858
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period          $13.814            $11.239           $10.000(1)      $13.802          $12.865(3)
Value at end of period                $17.776            $13.814           $11.239         $17.753          $13.802
Number of accumulation units
 outstanding at end of period       1,138,180            139,417            20,020          90,950            9,650
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.604             $9.507           $10.000(1)      $10.596           $8.894(2)
Value at end of period                $14.096            $10.604            $9.507         $14.077          $10.596
Number of accumulation units
 outstanding at end of period         997,760            106,350            17,055         114,249           38,785
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period          $13.420            $13.490(14)                       $13.409          $11.587(2)
Value at end of period                $17.841            $13.420                           $17.818          $13.409
Number of accumulation units
 outstanding at end of period         184,550              5,846                            37,434           14,527
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $12.059            $10.857(15)                       $12.049          $11.571(3)
Value at end of period                $13.026            $12.059                           $13.009          $12.049
Number of accumulation units
 outstanding at end of period         414,151             12,527                            13,507              700

--------------------------------------------------------------------------------

                                                 1.00% Total Charges                         1.05% Total Charges
                                ----------------------------------------------------- ----------------------------------
                                       1998              1997              1996              1998             1997
                                ----------------- ------------------ ---------------- ----------------- ----------------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $13.231            $10.929(15)                        $13.220           $13.078(3)
Value at end of period               $17.770            $13.231                            $17.747           $13.220
Number of accumulation units
 outstanding at end of period        220,151             17,098                             45,804             7,726
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $13.746            $11.366           $10.000(1)       $13.735           $12.089(2)
Value at end of period               $17.545            $13.746           $11.366          $17.522           $13.735
Number of accumulation units
 outstanding at end of period       2,151,202           207,630            36,305          202,768            59,673
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $12.072            $13.838(14)                        $12.062           $12.407(3)
Value at end of period                $9.606            $12.072                             $9.594           $12.062
Number of accumulation units
 outstanding at end of period         75,695             12,963                              2,961               791
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $9.484(12)                                            $9.801(8)
Value at end of period               $10.036                                               $10.032
Number of accumulation units
 outstanding at end of period          5,395                                                   180
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.991(11)                                            $9.582(16)
Value at end of period                $9.912                                                $9.908
Number of accumulation units
 outstanding at end of period          7,329                                                     5
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES
PORTFOLIO
Value at beginning of period          $9.932            $10.054(9)                          $9.923           $10.046(9)
Value at end of period               $12.750             $9.932                            $12.733            $9.923
Number of accumulation units
 outstanding at end of period       2,223,125           180,890                            102,952            26,577
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH
PORTFOLIO
Value at beginning of period          $8.720             $8.890(9)                          $8.713            $8.883(9)
Value at end of period               $10.619             $8.720                            $10.605            $8.713
Number of accumulation units
 outstanding at end of period        741,693             55,616                             40,974             1,465
PORTFOLIO PARTNERS MFS
VALUE EQUITY PORTFOLIO
Value at beginning of period         $12.467            $12.287(9)                         $12.457           $12.277(9)
Value at end of period               $15.644            $12.467                            $15.623           $12.457
Number of accumulation units
 outstanding at end of period        291,492             68,968                             25,784             1,514
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period         $11.512            $11.367(9)                         $11.503           $11.358(9)
Value at end of period               $13.574            $11.512                            $13.556           $11.503
Number of accumulation units
 outstanding at end of period        715,389             80,978                             29,581             8,780
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period         $13.321            $13.052(9)                         $13.310           $13.042(9)
Value at end of period               $16.829            $13.321                            $16.806           $13.310
Number of accumulation units
 outstanding at end of period        767,053             65,906                             51,412            18,429

-----------------
 (1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (2) Funds were first received in this option during February 1997.
 (3) Funds were first received in this option during July 1997.
 (4) Funds were first received in this option during September 1997.
 (5) Funds were first received in this option during January 1998.
 (6) Funds were first received in this option during August 1997.
 (7) Funds were first received in this option during September 1998.

 70
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                  Condensed Financial Information (continued)

--------------------------------------------------------------------------------
 (8) Funds were first received in this option during June 1998.
 (9) Funds were first received in this option during November 1997.
(10) Funds were first received in this option during July 1998.
(11) Funds were first received in this option during May 1998.
(12) Funds were first received in this option during August 1998.
(13) Funds were first received in this option during February 1998.
(14) Funds were first received in this option during October 1997.
(15) Funds were first received in this option during January 1997.
(16) Funds were first received in this option during October 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE V

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% AND 1.15%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods ended December 31, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                         1.10% Total Charges                      1.15% Total Charges
                                  ----------------------------------   ------------------------------------------
                                        1998              1997               1998              1997          1996
                                  ---------------   ----------------   ---------------   ----------------   -----
AETNA ASCENT VP
Value at beginning of period          $13.590            $13.275(1)        $13.579            $11.525(2)
Value at end of period                $14.020            $13.590           $14.002            $13.579
Number of accumulation units
 outstanding at end of period           9,573                 42            26,911              6,392
AETNA BALANCED VP, INC.
Value at beginning of period          $13.194            $12.915(1)        $13.183            $11.130(2)
Value at end of period                $15.259            $13.194           $15.239            $13.183
Number of accumulation units
 outstanding at end of period          10,484                294           275,681            250,060
AETNA BOND VP
Value at beginning of period          $11.240            $11.219(3)        $11.231            $10.476(2)
Value at end of period                $12.022            $11.240           $12.006            $11.231
Number of accumulation units
 outstanding at end of period           2,532                  6           106,179             89,517
AETNA CROSSROADS VP
Value at beginning of period          $12.949            $12.904(1)        $12.938            $11.182(2)
Value at end of period                $13.564            $12.949           $13.546            $12.938
Number of accumulation units
 outstanding at end of period          14,611                 14            24,882              7,129
AETNA GROWTH VP
Value at beginning of period          $13.188            $13.325(1)        $13.183            $13.348(4)
Value at end of period                $17.958            $13.188           $17.943            $13.183
Number of accumulation units
 outstanding at end of period           1,761                 37            14,989                118
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $14.720            $14.520(1)        $14.708            $11.805(2)
Value at end of period                $16.669            $14.720           $16.647            $14.708
Number of accumulation units
 outstanding at end of period          33,836                570           581,226            508,938
AETNA HIGH YIELD VP
Value at beginning of period           $9.096(5)                            $9.959(6)
Value at end of period                 $9.222                               $9.218
Number of accumulation units
 outstanding at end of period              10                                1,725
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period          $14.472            $14.078(1)        $14.463            $11.663(2)
Value at end of period                $18.837            $14.472           $18.815            $14.463
Number of accumulation units
 outstanding at end of period          10,488                215            26,210              5,517
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $9.772(7)                            $9.105(8)
Value at end of period                $10.902                              $10.898
Number of accumulation units
 outstanding at end of period               3                                   96
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period                                                $9.569(9)
Value at end of period                                                      $8.821
Number of accumulation units
 outstanding at end of period                                                1,234
AETNA INTERNATIONAL VP
Value at beginning of period                                                $9.763(8)
Value at end of period                                                      $9.771
Number of accumulation units
 outstanding at end of period                                                  167

--------------------------------------------------------------------------------

                                        1.10% Total Charges                         1.15% Total Charges
                                ----------------------------------- ----------------------------------------------------
                                       1998              1997             1998             1997              1996
                                ------------------ ---------------- ---------------- ---------------- ------------------
AETNA LEGACY VP
Value at beginning of period          $12.338           $12.223(2)       $12.328          $10.927(2)
Value at end of period                $13.050           $12.338          $13.033          $12.328
Number of accumulation units
 outstanding at end of period           3,369               851           23,052           21,027
AETNA MONEY MARKET VP
Value at beginning of period          $10.711           $10.663(1)       $10.702          $10.264           $10.000(10)
Value at end of period                $11.172           $10.711          $11.158          $10.702           $10.264
Number of accumulation units
 outstanding at end of period           6,784               145           76,594           44,265             9,856
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period           $9.159(5)                         $10.034(9)
Value at end of period                 $8.882                             $8.879
Number of accumulation units
 outstanding at end of period              16                              2,845
AETNA SMALL COMPANY VP
Value at beginning of period          $13.669           $13.331(1)       $13.664          $13.709(4)
Value at end of period                $13.668           $13.669          $13.657          $13.664
Number of accumulation units
 outstanding at end of period           6,323               650            9,141              119
AETNA VALUE OPPORTUNITY VP
Value at beginning of period          $13.276           $12.952(1)       $13.271          $13.244(4)
Value at end of period                $16.071           $13.276          $16.057          $13.271
Number of accumulation units
 outstanding at end of period           1,219                46            4,025               47
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period          $13.068(11)                        $12.951          $11.071(2)
Value at end of period                $14.906                            $14.886          $12.951
Number of accumulation units
 outstanding at end of period           1,048                             48,553           37,416
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period          $13.695           $13.343(1)       $13.684          $10.805           $10.000(10)
Value at end of period                $15.120           $13.695          $15.100          $13.684           $10.805
Number of accumulation units
 outstanding at end of period           4,490               589           62,313           40,977             4,215
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $12.643           $12.740(1)       $12.632          $10.348           $10.000(10)
Value at end of period                $17.443           $12.643          $17.420          $12.632           $10.348
Number of accumulation units
 outstanding at end of period          13,478               416           70,232           43,953             4,472
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period          $11.754           $11.651(3)       $11.745          $10.662(1)
Value at end of period                $13.108           $11.754          $13.091          $11.745
Number of accumulation units
 outstanding at end of period           1,860                 5            9,778            6,203
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period          $13.791           $13.502(1)       $13.780          $11.228           $10.000(10)
Value at end of period                $17.729           $13.791          $17.706          $13.780           $11.228
Number of accumulation units
 outstanding at end of period           5,768               110           85,591           56,042             4,169
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.587           $10.337(1)       $10.578           $9.498           $10.000(10)
Value at end of period                $14.059           $10.587          $14.040          $10.578            $9.498
Number of accumulation units
 outstanding at end of period           3,032               269          103,123           77,340             4,932
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period          $13.398           $13.138(1)       $13.387          $11.090           $10.000(10)
Value at end of period                $17.794           $13.398          $17.771          $13.387           $11.090
Number of accumulation units
 outstanding at end of period           4,709               256           36,442           15,461                13
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $12.039           $11.872(1)       $12.029          $10.882(2)
Value at end of period                $12.992           $12.039          $12.975          $12.029
Number of accumulation units
 outstanding at end of period           2,780                12            8,869            4,140

--------------------------------------------------------------------------------

                                        1.10% Total Charges                         1.15% Total Charges
                                ----------------------------------- ---------------------------------------------------
                                       1998              1997             1998            1997              1996
                                ------------------ ---------------- --------------- ---------------- ------------------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $13.209           $12.995(1)      $13.198          $11.138(2)
Value at end of period                $17.723           $13.209         $17.700          $13.198
Number of accumulation units
 outstanding at end of period           2,555               498          39,188           22,179
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $13.724           $13.565(1)      $13.712          $11.355           $10.000(10)
Value at end of period                $17.499           $13.724         $17.476          $13.712           $11.355
Number of accumulation units
 outstanding at end of period          14,918               971         130,326           77,286                 9
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period           $8.980(8)                        $12.042          $11.865(2)
Value at end of period                 $9.581                            $9.568          $12.042
Number of accumulation units
 outstanding at end of period              31                            12,059           12,454
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $10.160(9)                         $9.974(9)
Value at end of period                $10.029                           $10.025
Number of accumulation units
 outstanding at end of period              27                               295
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period           $9.720(5)                        $10.052(9)
Value at end of period                 $9.905                            $9.902
Number of accumulation units
 outstanding at end of period              22                               689
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES
PORTFOLIO
Value at beginning of period           $9.915           $10.039(1)       $9.907          $10.031(1)
Value at end of period                $12.716            $9.915         $12.699           $9.907
Number of accumulation units
 outstanding at end of period           6,017                16         196,772          165,668
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH
PORTFOLIO
Value at beginning of period          $10.008(12)                        $8.698           $8.869(1)
Value at end of period                $10.591                           $10.577           $8.698
Number of accumulation units
 outstanding at end of period             121                           135,559          122,863
PORTFOLIO PARTNERS MFS
VALUE EQUITY PORTFOLIO
Value at beginning of period          $14.846(13)                       $12.437          $12.258(1)
Value at end of period                $15.602                           $15.582          $12.437
Number of accumulation units
 outstanding at end of period           1,488                            75,920           79,382
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period          $11.633(11)                       $11.484          $11.341(1)
Value at end of period                $13.538                           $13.520          $11.484
Number of accumulation units
 outstanding at end of period           3,300                            88,163           77,528
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period          $14.258(14)                       $13.288          $13.021(1)
Value at end of period                $16.784                           $16.762          $13.288
Number of accumulation units
 outstanding at end of period           2,769                            60,127           42,110

-----------------
 (1) Funds were first received in this option during November 1997.
 (2) Funds were first received in this option during January 1997.
 (3) Funds were first received in this option during December 1997.
 (4) Funds were first received in this option during September 1997.
 (5) Funds were first received in this option during September 1998.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during December 1998.
 (8) Funds were first received in this option during August 1998.

--------------------------------------------------------------------------------
 (9) Funds were first received in this option during July 1998.
(10) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(11) Funds were first received in this option during January 1998.
(12) Funds were first received in this option during May 1998.
(13) Funds were first received in this option during April 1998.
(14) Funds were first received in this option during February 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE VI

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
   AND THOSE ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                                        Issued Since 1996 with 1.25% Total
                                          1.20% Total Charges                         Charges
                                  -----------------------------------   -----------------------------------
                                        1998               1997               1998               1997
                                  ----------------   ----------------   ----------------   ----------------
AETNA ASCENT VP
Value at beginning of period           $13.587(1)                            $13.557            $12.564(2)
Value at end of period                 $13.983                               $13.965            $13.557
Number of accumulation units
 outstanding at end of period           90,247                                 1,249                253
AETNA BALANCED VP, INC.
Value at beginning of period           $13.676(3)                            $13.161            $11.921(2)
Value at end of period                 $15.219                               $15.199            $13.161
Number of accumulation units
 outstanding at end of period           33,673                                 1,535                133
AETNA BOND VP
Value at beginning of period           $11.283(3)                            $11.217(1)
Value at end of period                 $11.990                               $11.975
Number of accumulation units
 outstanding at end of period           23,608                                 1,197
AETNA CROSSROADS VP
Value at beginning of period           $12.915(1)                            $12.917            $12.024(2)
Value at end of period                 $13.528                               $13.510            $12.917
Number of accumulation units
 outstanding at end of period          499,874                                 8,075                 93
AETNA GROWTH VP
Value at beginning of period           $14.173(3)                            $12.876(1)
Value at end of period                 $17.927                               $17.912
Number of accumulation units
 outstanding at end of period            7,333                                 5,419
AETNA GROWTH AND INCOME VP
Value at beginning of period           $14.696            $13.746(4)         $14.684            $12.851(5)
Value at end of period                 $16.625            $14.696            $16.603            $14.684
Number of accumulation units
 outstanding at end of period          224,761                 25             35,133              1,646
AETNA HIGH YIELD VP
Value at beginning of period            $9.935(6)
Value at end of period                  $9.215
Number of accumulation units
 outstanding at end of period              132
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period           $14.453            $13.642(4)         $14.444            $14.070(7)
Value at end of period                 $18.794            $14.453            $18.772            $14.444
Number of accumulation units
 outstanding at end of period           28,911                 24                594                 10
AETNA INDEX PLUS MID CAP VP
Value at beginning of period            $9.662(6)
Value at end of period                 $10.894
Number of accumulation units
 outstanding at end of period              452
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period            $9.244(6)
Value at end of period                  $8.818
Number of accumulation units
 outstanding at end of period              989
AETNA INTERNATIONAL VP
Value at beginning of period            $9.973(6)
Value at end of period                  $9.768
Number of accumulation units
 outstanding at end of period              123
AETNA LEGACY VP
Value at beginning of period           $12.606(3)                            $12.308            $12.362(8)
Value at end of period                 $13.015                               $12.998            $12.308
Number of accumulation units
 outstanding at end of period           61,973                                 5,866                  2

--------------------------------------------------------------------------------

                                                                         Issued Since 1996 with 1.25% Total
                                           1.20% Total Charges                         Charges
                                   -----------------------------------   -----------------------------------
                                         1998               1997               1998               1997
                                   ----------------   ----------------   ----------------   ----------------
AETNA MONEY MARKET VP
Value at beginning of period            $10.761(3)                            $10.746(3)
Value at end of period                  $11.143                               $11.128
Number of accumulation units
 outstanding at end of period            15,147                                 6,649
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period             $9.633(6)
Value at end of period                   $8.876
Number of accumulation units
 outstanding at end of period               372
AETNA SMALL COMPANY VP
Value at beginning of period            $14.380(3)                            $13.203(1)
Value at end of period                  $13.645                               $13.633
Number of accumulation units
 outstanding at end of period            24,930                                 7,548
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $14.033(3)                            $12.844(1)
Value at end of period                  $16.044                               $16.030
Number of accumulation units
 outstanding at end of period            12,115                                 1,234
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $13.354(3)                            $12.930            $12.790(9)
Value at end of period                  $14.867                               $14.847            $12.930
Number of accumulation units
 outstanding at end of period             2,926                                    51                  6
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $14.168(3)                            $13.661            $13.299(9)
Value at end of period                  $15.080                               $15.061            $13.661
Number of accumulation units
 outstanding at end of period            13,584                                 8,741                  6
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $13.438(3)                            $12.612            $11.704(2)
Value at end of period                  $17.397                               $17.374            $12.612
Number of accumulation units
 outstanding at end of period            58,305                                 9,906                214
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period            $12.430(3)                            $11.726            $12.512(7)
Value at end of period                  $13.074                               $13.056            $11.726
Number of accumulation units
 outstanding at end of period             5,797                                   688                 22
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period            $13.768            $12.889(2)         $13.757            $11.902(5)
Value at end of period                  $17.683            $13.768            $17.659            $13.757
Number of accumulation units
 outstanding at end of period            29,528                 27             11,737                390
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $10.956(3)                            $10.561             $9.646(2)
Value at end of period                  $14.022                               $14.003            $10.561
Number of accumulation units
 outstanding at end of period            43,050                                 4,812                262
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period            $14.246(3)                            $13.370(1)
Value at end of period                  $17.747                               $17.724
Number of accumulation units
 outstanding at end of period            21,105                                   798
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period            $12.212(3)                            $12.112(1)
Value at end of period                  $12.958                               $12.940
Number of accumulation units
 outstanding at end of period            13,990                                   126
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period            $14.218(3)                            $13.177            $13.270(7)
Value at end of period                  $17.677                               $17.653            $13.177
Number of accumulation units
 outstanding at end of period            19,754                                 5,365                 32

--------------------------------------------------------------------------------

                                                                         Issued Since 1996 with 1.25% Total
                                          1.20% Total Charges                          Charges
                                  -----------------------------------   -------------------------------------
                                        1998               1997                1998                1997
                                  ----------------   ----------------   ------------------   ----------------
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period          $13.701             $13.856(2)          $13.690             $13.125(2)
Value at end of period                $17.453             $13.701             $17.430             $13.690
Number of accumulation units
 outstanding at end of period          46,824                  27              10,441                 273
LEXINGTON NATURAL RESOURCES
TRUST
Value at beginning of period          $11.980(6)                              $12.022             $11.717(2)
Value at end of period                 $9.556                                  $9.543             $12.022
Number of accumulation units
 outstanding at end of period           2,826                                      53                  35
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period           $9.905(10)
Value at end of period                 $9.898
Number of accumulation units
 outstanding at end of period              57
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES PORTFOLIO
Value at beginning of period          $11.093(3)                               $9.891             $10.015(9)
Value at end of period                $12.683                                 $12.666              $9.891
Number of accumulation units
 outstanding at end of period          88,261                                  21,617                  99
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH PORTFOLIO
Value at beginning of period           $9.310(3)                               $8.597(1)
Value at end of period                $10.563                                 $10.549
Number of accumulation units
 outstanding at end of period          49,879                                   3,244
PORTFOLIO PARTNERS MFS VALUE
EQUITY PORTFOLIO
Value at beginning of period          $13.387(3)                              $12.394(1)
Value at end of period                $15.561                                 $15.541
Number of accumulation units
 outstanding at end of period          19,782                                   1,060
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period          $12.274(3)                              $11.465             $11.323(9)
Value at end of period                $13.502                                 $13.485             $11.465
Number of accumulation units
 outstanding at end of period          13,604                                   2,493                 189
PORTFOLIO PARTNERS T. ROWE
PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period          $14.232(3)                              $13.156((1)
Value at end of period                $16.740                                 $16.718
Number of accumulation units
 outstanding at end of period          45,971                                   1,239

-----------------
 (1) Funds were first received in this option during January 1998.
 (2) Funds were first received in this option during June 1997.
 (3) Funds were first received in this option during February 1998.
 (4) Funds were first received in this option during July 1997.
 (5) Funds were first received in this option during May 1997.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during September 1997.
 (8) Funds were first received in this option during October 1997.
 (9) Funds were first received in this option during November 1997.
(10) Funds were first received in this option during December 1998.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE VII

     FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30% AND 1.40%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods ended December 31, 1998 and 1997 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                          1.30% Total Charges            1.40% Total Charges
                                                   ----------------------------------   --------------------
                                                         1998              1997                 1998
                                                   ---------------   ----------------   --------------------
AETNA ASCENT VP
Value at beginning of period                           $13.546            $11.759(1)           $14.731(2)
Value at end of period                                 $13.946            $13.546              $13.910
Number of accumulation units outstanding at end
 of period                                               1,424                855                  136
AETNA BALANCED VP, INC.
Value at beginning of period                           $13.150            $11.717(3)           $14.278(2)
Value at end of period                                 $15.179            $13.150              $15.139
Number of accumulation units outstanding at end
 of period                                                   8                459                  533
AETNA BOND VP
Value at beginning of period                           $11.203            $10.974(1)           $11.423(2)
Value at end of period                                 $11.959            $11.203              $11.927
Number of accumulation units outstanding at end
 of period                                              59,443                279                  189
AETNA CROSSROADS VP
Value at beginning of period                           $12.906            $11.380(1)           $13.846(2)
Value at end of period                                 $13.492            $12.906              $13.457
Number of accumulation units outstanding at end
 of period                                                 521                641                  501
AETNA GROWTH VP
Value at beginning of period                                                                   $15.724(2)
Value at end of period                                                                         $17.865
Number of accumulation units outstanding at end
 of period                                                                                         211
AETNA GROWTH AND INCOME VP
Value at beginning of period                           $14.672            $12.519(1)           $16.562(4)
Value at end of period                                 $16.581            $14.672              $16.537
Number of accumulation units outstanding at end
 of period                                               2,880              3,082                  934
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                           $14.435            $11.470(5)           $16.556(2)
Value at end of period                                 $18.751            $14.435              $18.708
Number of accumulation units outstanding at end
 of period                                              12,423              8,665                  173
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                            $9.805(6)
Value at end of period                                 $10.887
Number of accumulation units outstanding at end
 of period                                                  41
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                            $8.198(6)
Value at end of period                                  $8.812
Number of accumulation units outstanding at end
 of period                                                  49
AETNA LEGACY VP
Value at beginning of period                           $12.298            $11.401(3)
Value at end of period                                 $12.981            $12.298
Number of accumulation units outstanding at end
 of period                                              30,755                 74
AETNA MONEY MARKET VP
Value at beginning of period                           $10.676            $10.358(5)           $10.821(2)
Value at end of period                                 $11.114            $10.676              $11.084
Number of accumulation units outstanding at end
 of period                                              13,000              8,302                  161
AETNA SMALL COMPANY VP
Value at beginning of period                                                                   $11.872(7)
Value at end of period                                                                         $13.598
Number of accumulation units outstanding at end
 of period                                                                                          72

--------------------------------------------------------------------------------

                                                            1.30% Total Charges             1.40% Total Charges
                                                   -------------------------------------   --------------------
                                                         1998                1997                  1998
                                                   ----------------   ------------------   --------------------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                            $15.827(8)                                $15.181(2)
Value at end of period                                  $16.016                                   $15.988
Number of accumulation units outstanding at end
 of period                                                   88                                        39
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                            $12.919             $11.742(3)
Value at end of period                                  $14.827             $12.919
Number of accumulation units outstanding at end
 of period                                                   13                  44
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                            $13.650             $10.942(5)            $15.124(2)
Value at end of period                                  $15.041             $13.650               $15.001
Number of accumulation units outstanding at end
 of period                                                3,612               7,817                 2,077
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                            $12.601             $10.724(1)            $14.386(2)
Value at end of period                                  $17.351             $12.601               $17.305
Number of accumulation units outstanding at end
 of period                                                2,636               2,031                 4,116
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                            $11.716             $11.785(1)            $13.828(2)
Value at end of period                                  $13.039             $11.716               $13.005
Number of accumulation units outstanding at end
 of period                                                  408                 348                   113
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                            $13.746             $11.031(5)            $15.738(4)
Value at end of period                                  $17.636             $13.746               $17.590
Number of accumulation units outstanding at end
 of period                                               10,681               7,728                 1,990
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                            $10.552              $8.944(1)            $11.943(4)
Value at end of period                                  $13.985             $10.552               $13.948
Number of accumulation units outstanding at end
 of period                                                3,586               2,527                 1,441
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                            $13.354             $12.113(3)            $15.102(2)
Value at end of period                                  $17.701             $13.354               $17.654
Number of accumulation units outstanding at end
 of period                                                  668                 369                   564
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                            $12.225(9)                                $12.375(2)
Value at end of period                                  $12.923                                   $12.889
Number of accumulation units outstanding at end
 of period                                                8,960                                        30
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                            $13.166             $10.962(5)            $15.123(2)
Value at end of period                                  $17.630             $13.166               $17.584
Number of accumulation units outstanding at end
 of period                                                  911                 637                 2,368
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                            $13.679             $11.961(5)            $16.231(4)
Value at end of period                                  $17.407             $13.679               $17.361
Number of accumulation units outstanding at end
 of period                                                6,473               2,018                   649
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                            $12.012             $10.678(5)
Value at end of period                                   $9.340             $12.012
Number of accumulation units outstanding at end
 of period                                                    0                   5
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                             $9.965(8)                                $10.041(10)
Value at end of period                                  $10.015                                   $10.008
Number of accumulation units outstanding at end
 of period                                                  139                                        14
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                             $9.883             $10.007(11)           $11.707(2)
Value at end of period                                  $12.649              $9.883               $12.616
Number of accumulation units outstanding at end
 of period                                                5,462               3,595                   928

--------------------------------------------------------------------------------

                                                        1.30% Total Charges         1.40% Total Charges
                                                   -----------------------------   --------------------
                                                      1998            1997                 1998
                                                   ---------   -----------------   --------------------
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period                         $8.677          $8.848(11)            $9.977(2)
Value at end of period                              $10.535          $8.677               $10.507
Number of accumulation units outstanding at end
 of period                                            5,146           1,788                   220
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                        $12.406         $12.230(11)           $14.631(2)
Value at end of period                              $15.520         $12.406               $15.479
Number of accumulation units outstanding at end
 of period                                            1,074             237                    46
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                        $11.456         $11.314(11)           $13.542(2)
Value at end of period                              $13.467         $11.456               $13.431
Number of accumulation units outstanding at end
 of period                                              313             200                   125
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                        $13.256         $12.991(11)           $15.190(2)
Value at end of period                              $16.696         $13.256               $16.652
Number of accumulation units outstanding at end
 of period                                            2,748           1,649                 1,525

-----------------
 (1) Funds were first received in this option during May 1997.
 (2) Funds were first received in this option during May 1998.
 (3) Funds were first received in this option during June 1997.
 (4) Funds were first received in this option during April 1998.
 (5) Funds were first received in this option during April 1997.
 (6) Funds were first received in this option during November 1998.
 (7) Funds were first received in this option during September 1998.
 (8) Funds were first received in this option during December 1998.
 (9) Funds were first received in this option during March 1998.
(10) Funds were first received in this option during July 1998.
(11) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                  TABLE VIII

     FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                         1998               1997               1996
                                                   ----------------   ----------------   ----------------
AETNA ASCENT VP
Value at beginning of period                            $13.502            $11.422(1)
Value at end of period                                  $13.873            $13.502
Number of accumulation units outstanding at end
 of period                                               14,280              9,985
AETNA BALANCED VP, INC
Value at beginning of period                            $13.107            $11.009(1)
Value at end of period                                  $15.099            $13.107
Number of accumulation units outstanding at end
 of period                                                9,091              7,997
AETNA BOND VP
Value at beginning of period                            $11.166            $10.442(1)
Value at end of period                                  $11.896            $11.166
Number of accumulation units outstanding at end
 of period                                               27,680              2,940
AETNA CROSSROADS VP
Value at beginning of period                            $12.864            $11.093(1)
Value at end of period                                  $13.421            $12.864
Number of accumulation units outstanding at end
 of period                                               22,768             30,806
AETNA GROWTH VP
Value at beginning of period                            $13.027(2)
Value at end of period                                  $17.834
Number of accumulation units outstanding at end
 of period                                                3,470
AETNA GROWTH AND INCOME VP
Value at beginning of period                            $14.624            $11.429            $10.000(3)
Value at end of period                                  $16.493            $14.624            $11.429
Number of accumulation units outstanding at end
 of period                                               47,950             40,309                  5
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                            $14.397            $11.374(1)
Value at end of period                                  $18.665            $14.397
Number of accumulation units outstanding at end
 of period                                               16,814              3,156
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                             $9.216(4)
Value at end of period                                  $10.872
Number of accumulation units outstanding at end
 of period                                                   45
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                             $7.150(4)
Value at end of period                                   $8.800
Number of accumulation units outstanding at end
 of period                                                   78
AETNA LEGACY VP
Value at beginning of period                            $12.257            $10.835(5)
Value at end of period                                  $12.913            $12.257
Number of accumulation units outstanding at end
 of period                                               14,097             14,983
AETNA MONEY MARKET VP
Value at beginning of period                            $10.641            $10.249(1)
Value at end of period                                  $11.055            $10.641
Number of accumulation units outstanding at end
 of period                                               13,218             13,868
AETNA SMALL COMPANY VP
Value at beginning of period                            $13.629            $13.952(6)
Value at end of period                                  $13.574            $13.629
Number of accumulation units outstanding at end
 of period                                                3,581                 47

--------------------------------------------------------------------------------

                                                         1998              1997               1996
                                                   ---------------   ----------------   ----------------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $13.237            $12.103(7)
Value at end of period                                 $15.960            $13.237
Number of accumulation units outstanding at end
 of period                                               2,432                795
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $12.877            $10.955(1)
Value at end of period                                 $14.749            $12.877
Number of accumulation units outstanding at end
 of period                                               1,709              1,007
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                           $13.606            $10.905(1)
Value at end of period                                 $14.961            $13.606
Number of accumulation units outstanding at end
 of period                                               9,414              9,207
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $12.560            $10.537(1)
Value at end of period                                 $17.259            $12.560
Number of accumulation units outstanding at end
 of period                                              12,956              2,793
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $11.678            $10.566(1)
Value at end of period                                 $12.971            $11.678
Number of accumulation units outstanding at end
 of period                                                 468                107
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                           $13.701            $11.436(1)
Value at end of period                                 $17.543            $13.701
Number of accumulation units outstanding at end
 of period                                              11,751              8,704
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                           $10.518             $9.477            $10.000(3)
Value at end of period                                 $13.911            $10.518             $9.477
Number of accumulation units outstanding at end
 of period                                              13,650             12,648                  9
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $13.310            $11.136(1)
Value at end of period                                 $17.607            $13.310
Number of accumulation units outstanding at end
 of period                                              20,319              2,801
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                           $11.960            $10.955(5)
Value at end of period                                 $12.855            $11.960
Number of accumulation units outstanding at end
 of period                                                 248                118
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                           $13.123            $11.002(1)
Value at end of period                                 $17.537            $13.123
Number of accumulation units outstanding at end
 of period                                               8,842              5,724
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                           $13.634            $11.483(1)
Value at end of period                                 $17.315            $13.634
Number of accumulation units outstanding at end
 of period                                              23,085             16,828
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                           $11.973            $11.712(1)
Value at end of period                                  $9.480            $11.973
Number of accumulation units outstanding at end
 of period                                                 318                627
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                            $9.973(8)
Value at end of period                                  $9.878
Number of accumulation units outstanding at end
 of period                                                   3
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                            $9.850             $9.976(9)
Value at end of period                                 $12.582             $9.850
Number of accumulation units outstanding at end
 of period                                               5,349              2,413

--------------------------------------------------------------------------------

                                                      1998           1997         1996
                                                   ---------   ---------------   -----
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period                         $8.649         $8.821(9)
Value at end of period                              $10.479         $8.649
Number of accumulation units outstanding at end
 of period                                            1,814            442
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                        $12.365        $12.192(9)
Value at end of period                              $15.438        $12.365
Number of accumulation units outstanding at end
 of period                                            1,256             80
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                        $11.418        $11.279(9)
Value at end of period                              $13.396        $11.418
Number of accumulation units outstanding at end
 of period                                            3,208          2,665
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                        $13.212        $12.951(9)
Value at end of period                              $16.608        $13.212
Number of accumulation units outstanding at end
 of period                                            5,824          3,802

-----------------
(1) Funds were first received in this option during January 1997.
(2) Funds were first received in this option during January 1998.
(3) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(4) Funds were first received in this option during August 1998.
(5) Funds were first received in this option during April 1997.
(6) Funds were first received in this option during September 1997.
(7) Funds were first received in this option during July 1997.
(8) Funds were first received in this option during May 1998.
(9) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE IX

    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                       1998              1997               1996               1995
                                ----------------- ------------------ ----------------- -------------------
AETNA ASCENT VP
Value at beginning of period           $15.422           $13.025            $10.673            $10.000(1)
Value at end of period                 $15.886           $15.422            $13.025            $10.673
Number of accumulation units
 outstanding at end of period        3,508,677         3,543,367          1,314,997            393,053
AETNA BALANCED VP
Value at beginning of period           $18.811           $15.551            $13.673            $10.868
Value at end of period                 $21.723           $18.811            $15.551            $13.673
Number of accumulation units
 outstanding at end of period       25,990,902        34,194,804         36,147,028         38,152,395
AETNA BOND VP
Value at beginning of period           $13.238           $12.377            $12.098            $10.360
Value at end of period                 $14.137           $13.238            $12.377            $12.098
Number of accumulation units
 outstanding at end of period       15,101,998        18,047,780         20,036,622         21,379,976
AETNA CROSSROADS VP
Value at beginning of period           $14.456           $12.450            $10.612            $10.000(1)
Value at end of period                 $15.120           $14.456            $12.450            $10.612
Number of accumulation units
 outstanding at end of period        2,863,812         2,469,082            918,336            294,673
AETNA GROWTH VP
Value at beginning of period           $13.173           $11.635(5)
Value at end of period                 $17.912           $13.173
Number of accumulation units
 outstanding at end of period        2,395,680            41,928
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $22.194           $17.302            $14.077            $10.778
Value at end of period                 $25.094           $22.194            $17.302            $14.077
Number of accumulation units
 outstanding at end of period      134,233,828       177,627,474        185,328,132        188,964,022
AETNA HIGH YIELD VP
Value at beginning of period            $9.969(7)
Value at end of period                  $9.212
Number of accumulation units
 outstanding at end of period           91,056
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period           $14.444           $10.924            $10.000(8)
Value at end of period                 $18.772           $14.444            $10.924
Number of accumulation units
 outstanding at end of period        7,100,483         4,796,644            879,588
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $10.107(7)
Value at end of period                 $10.891
Number of accumulation units
 outstanding at end of period          146,921
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period            $9.996(7)
Value at end of period                  $8.815
Number of accumulation units
 outstanding at end of period          253,184
AETNA INTERNATIONAL VP
Value at beginning of period           $10.182(7)
Value at end of period                  $9.765
Number of accumulation units
 outstanding at end of period           97,660



                                      1994           1993            1992            1991           1990            1989
                                --------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP
Value at beginning of period           $11.057        $10.189       $12.736(2)        $10.896        $10.437       $10.000(3)
Value at end of period                 $10.868        $11.057       $10.189           $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period           $10.905        $10.068       $36.789(4)        $31.192        $28.943       $25.574
Value at end of period                 $10.360        $10.905       $10.068           $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454       $97.165(6)        $77.845        $76.311       $59.871
Value at end of period                 $10.778        $11.020       $10.454           $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period



                                                                              85
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                  Condensed Financial Information (continued)

--------------------------------------------------------------------------------

                                      1998              1997             1996              1995
                                ---------------- ------------------ -------------- -------------------
AETNA LEGACY VP
Value at beginning of period         $13.491           $11.930            $10.580         $10.000(1)
Value at end of period               $14.248           $13.491            $11.930         $10.580
Number of accumulation units
 outstanding at end of period     11,971,281         1,624,842            513,590         143,637
AETNA MONEY MARKET VP
Value at beginning of period         $11.951           $11.473            $11.026         $10.528
Value at end of period               $12.447           $11.951            $11.473         $11.026
Number of accumulation units
 outstanding at end of period     10,102,496         12,191,085        13,898,826      12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $10.126(7)
Value at end of period                $8.873
Number of accumulation units
 outstanding at end of period         90,949
AETNA SMALL COMPANY
VP
Value at beginning of period         $13.654           $12.299(10)
Value at end of period               $13.633           $13.654
Number of accumulation units
 outstanding at end of period      1,696,714           253,548
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period         $13.261           $12.913(11)
Value at end of period               $16.030           $13.261
Number of accumulation units
 outstanding at end of period      1,079,291           100,928
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $17.840           $15.044            $13.527         $10.554
Value at end of period               $20.485           $17.840            $15.044         $13.527
Number of accumulation units
 outstanding at end of period      1,306,652         1,499,989          1,313,324         966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period         $15.837           $12.518            $11.092         $10.000(2)
Value at end of period               $17.459           $15.837            $12.518         $11.092
Number of accumulation units
 outstanding at end of period      6,281,077         7,111,490          5,007,706       1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $13.904           $11.402            $10.066         $10.000(1)
Value at end of period               $19.155           $13.904            $11.402         $10.066
Number of accumulation units
 outstanding at end of period      7,144,438         6,586,698          5,171,098       1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $12.269           $11.137             $9.961         $10.000(1)
Value at end of period               $13.662           $12.269            $11.137          $9.961
Number of accumulation units
 outstanding at end of period        651,566           718,565            487,709         196,090
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period         $15.270           $12.455            $10.397         $10.000(1)
Value at end of period               $19.601           $15.270            $12.455         $10.397
Number of accumulation units
 outstanding at end of period      9,575,608         11,399,666         6,812,870       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $15.801           $14.202            $13.322         $10.581
Value at end of period               $20.951           $15.801            $14.202         $13.322
Number of accumulation units
 outstanding at end of period      7,536,062         9,271,525          8,835,470       4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $15.012           $12.449            $10.850         $10.000(1)
Value at end of period               $19.908           $15.012            $12.449         $10.850
Number of accumulation units
 outstanding at end of period      3,192,160         1,911,789            996,510          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $14.373           $13.022            $12.077          $9.873
Value at end of period               $15.487           $14.373            $13.022         $12.077
Number of accumulation units
 outstanding at end of period      1,213,451           934,053            619,287         315,361



                                       1994             1993            1992             1991          1990           1989
                                ------------------ ------------- ------------------ ------------- -------------- -------------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048        $33.812(9)        $32.138        $30.012       $27.783
Value at end of period                $10.528           $10.241        $10.048           $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278        $10.000(12)
Value at end of period                $10.554           $11.036        $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                $10.581
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                 $9.873
Number of accumulation units
 outstanding at end of period          28,543

--------------------------------------------------------------------------------

                                       1998                1997              1996
                                ----------------- --------------------- -------------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $15.414            $12.716             $10.870
Value at end of period                $20.651            $15.414             $12.716
Number of accumulation units
 outstanding at end of period       2,995,268          3,100,436           2,018,527
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $16.720            $13.860             $10.877
Value at end of period                $21.288            $16.720             $13.860
Number of accumulation units
 outstanding at end of period      14,519,620          17,194,687          8,715,825
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $15.541            $14.686             $11.720
Value at end of period                $12.336            $15.541             $14.686
Number of accumulation units
 outstanding at end of period         755,984          1,786,409             966,482
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $10.079(7)
Value at end of period                $10.018
Number of accumulation units
 outstanding at end of period          39,441
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $10.015(7)
Value at end of period                 $9.895
Number of accumulation units
 outstanding at end of period          71,074
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period          $14.927            $15.114(14)
Value at end of period                $19.114            $14.927
Number of accumulation units
 outstanding at end of period      11,377,408          16,549,322
PORTFOLIO PARTNERS
MFS RESEARCH
PORTFOLIO
Value at beginning of period          $13.795            $14.067(14)
Value at end of period                $16.758            $13.795
Number of accumulation units
 outstanding at end of period       8,758,123          11,539,850
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period          $19.291            $19.016(14)
Value at end of period                $24.145            $19.291
Number of accumulation units
 outstanding at end of period       2,186,996          2,879,845
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period          $16.986            $16.776(14)
Value at end of period                $19.978            $16.986
Number of accumulation units
 outstanding at end of period       4,030,904          6,242,299
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period          $14.400            $14.112(14)
Value at end of period                $18.146            $14.400
Number of accumulation units
 outstanding at end of period       6,541,819          8,296,964



                                      1995          1994       1993           1992         1991   1990   1989
                                ---------------- ---------- ---------- ------------------ ------ ------ -----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.877
Number of accumulation units
 outstanding at end of period      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $10.154     $10.877       $9.832        $10.000(12)
Value at end of period               $11.720     $10.154      $10.877         $9.832
Number of accumulation units
 outstanding at end of period        711,892     703,676      135,614            561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995 when the fund became available under the contract.
 (2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (3) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.

--------------------------------------------------------------------------------
 (4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (5) Funds were first received in this option during June 1997.
 (6) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (7) Funds were first received in this option during May 1998.
 (8) The initial accumulation unit value was established at $10.000 during August 1996, when the portfolio became available under the contract.
 (9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account value were not changed as a result of the conversion.
(10) Funds were first received in this option during July 1997.
(11) Funds were first received in this option during August 1997.
(12) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(13) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(14) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE X

                    FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                    SAN BERNARDINO COUNTY AND MACOMB COUNTY
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                       1998              1997            1996          1995
                                ----------------- ----------------- ------------- -------------
AETNA ASCENT VP
Value at beginning of period         $15.422           $13.291(1)
Value at end of period               $15.886           $15.422
Number of accumulation units
 outstanding at end of period         21,430               380
AETNA BALANCED VP, INC
Value at beginning of period         $24.700           $20.419           $17.954       $14.270
Value at end of period               $28.524           $24.700           $20.419       $17.954
Number of accumulation units
 outstanding at end of period      2,294,877         2,160,305         2,716,641     9,193,181
AETNA BOND VP
Value at beginning of period         $51.330           $47.992           $46.913       $40.173
Value at end of period               $54.819           $51.330           $47.992       $46.913
Number of accumulation units
 outstanding at end of period        994,987           959,336           835,724     2,377,622
AETNA CROSSROADS VP
Value at beginning of period         $14.456           $12.577(1)
Value at end of period               $15.120           $14.456
Number of accumulation units
 outstanding at end of period         31,468               873
AETNA GROWTH VP
Value at beginning of period         $11.392(3)
Value at end of period               $13.597
Number of accumulation units
 outstanding at end of period             17
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $217.359          $169.448          $137.869      $105.558
Value at end of period              $245.765          $217.359          $169.448      $137.869
Number of accumulation units
 outstanding at end of period      1,747,097         1,826,355         2,071,139     6,364,000
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period         $14.444           $14.493(14)
Value at end of period               $18.772           $14.444
Number of accumulation units
 outstanding at end of period      1,302,825            17,771
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period          $9.928(4)
Value at end of period               $11.338
Number of accumulation units
 outstanding at end of period         35,201
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period         $10.193(4)
Value at end of period                $9.157
Number of accumulation units
 outstanding at end of period         81,388
AETNA LEGACY VP
Value at beginning of period         $13.491           $12.296(5)
Value at end of period               $14.248           $13.491
Number of accumulation units
 outstanding at end of period         95,526             2,279
AETNA MONEY MARKET VP
Value at beginning of period         $41.174           $39.528           $37.988       $36.271
Value at end of period               $42.883           $41.174           $39.528       $37.988
Number of accumulation units
 outstanding at end of period        564,537           455,502           597,656     1,836,260



                                     1994           1993           1992           1991           1990            1989
                                -------------- -------------- -------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period          $14.519        $13.379        $12.736        $10.896        $10.437       $10.000(2)
Value at end of period                $14.270        $14.519        $13.379        $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period      21,990,186     30,784,750     34,802,433     22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period          $42.283        $39.038        $36.789        $31.192        $28.943       $25.574
Value at end of period                $40.173        $42.283        $39.038        $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       5,108,720      8,210,666      8,507,292      7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period         $107.925       $102.383        $97.165        $77.845        $76.311       $59.871
Value at end of period               $105.558       $107.925       $102.383        $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      13,966,072     21,148,863     24,201,565     20,948,226     18,362,906    17,142,820
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $35.282        $34.619        $33.812        $32.138        $30.012       $27.783
Value at end of period                $36.271        $35.282        $34.619        $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       3,679,802      5,086,515      7,534,662      8,430,082     10,220,110     8,286,033

--------------------------------------------------------------------------------

                                       1998              1997            1996            1995
                                ------------------ ---------------- ------------- -----------------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period          $11.472(4)
Value at end of period                $12.088
Number of accumulation units
 outstanding at end of period          33,957
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $23.675           $19.965          $17.951       $13.990
Value at end of period                $27.186           $23.675          $19.965       $17.951
Number of accumulation units
 outstanding at end of period         917,567           929,282          898,279       856,361
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period          $16.587           $13.110          $11.617       $10.000(7)
Value at end of period                $18.285           $16.587          $13.110       $11.617
Number of accumulation units
 outstanding at end of period       2,533,673         2,139,178        1,454,755       628,582
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $14.087           $11.843(8)
Value at end of period                $19.406           $14.087
Number of accumulation units
 outstanding at end of period              72                29
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period                            $11.400          $10.197       $10.000(9)
Value at end of period                                  $12.560          $11.400       $10.197
Number of accumulation units
 outstanding at end of period                                 0            1,302
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period          $17.276           $14.092          $11.763       $10.000(7)
Value at end of period                $22.177           $17.276          $14.092       $11.763
Number of accumulation units
 outstanding at end of period       3,333,320         2,706,862        1,522,169       525,476
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $18.174           $16.334          $15.323       $12.169
Value at end of period                $24.098           $18.174          $16.334       $15.323
Number of accumulation units
 outstanding at end of period       2,142,130         1,939,607        1,893,718     1,280,953
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period          $15.016           $12.453          $10.853       $10.000(9)
Value at end of period                $19.914           $15.016          $12.453       $10.853
Number of accumulation units
 outstanding at end of period           3,698             7,873              231           161
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $14.430           $13.074          $12.124        $9.911
Value at end of period                $15.548           $14.430          $13.074       $12.124
Number of accumulation units
 outstanding at end of period           8,967             5,211            3,761         3,345
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $16.816           $13.872          $11.859       $10.000(9)
Value at end of period                $22.529           $16.816          $13.872       $11.859
Number of accumulation units
 outstanding at end of period       1,354,047         1,109,942          663,945       109,717
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $18.690           $15.493          $12.158       $10.000(9)
Value at end of period                $23.797           $18.690          $15.493       $12.158
Number of accumulation units
 outstanding at end of period       4,687,167         3,873,511        2,090,908       314,653
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $14.403           $13.611          $10.862        $9.412
Value at end of period                $11.433           $14.403          $13.611       $10.862
Number of accumulation units
 outstanding at end of period         534,962           650,486          587,248       530,562
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $10.077(12)
Value at end of period                $10.303
Number of accumulation units
 outstanding at end of period          20,548



                                       1994           1993       1992       1991       1990          1989
                                ------------------ ---------- ---------- ---------- ---------- ----------------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $14.640        $13.726    $12.913    $11.233    $10.568       $10.000(6)
Value at end of period                $13.990        $14.640    $13.726    $12.913    $11.233       $10.568
Number of accumulation units
 outstanding at end of period         743,464        705,415    503,006    355,851    148,576        20,710
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(10)
Value at end of period                $12.169
Number of accumulation units
 outstanding at end of period         393,553
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(11)
Value at end of period                 $9.911
Number of accumulation units
 outstanding at end of period           1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $10.071         $9.193     $9.018     $9.608    $11.441       $10.000(6)
Value at end of period                 $9.412        $10.071     $9.193     $9.018     $9.608       $11.441
Number of accumulation units
 outstanding at end of period         533,016        341,771    198,338    144,139     75,052        11,481
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                      1998               1997         1996   1995   1994   1993   1992   1991   1990   1989
                                ---------------- ------------------- ------ ------ ------ ------ ------ ------ ------ -----
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period         $10.055(4)
Value at end of period                $9.935
Number of accumulation units
 outstanding at end of period        100,555
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period         $15.046           $15.236(13)
Value at end of period               $19.268           $15.046
Number of accumulation units
 outstanding at end of period      3,101,880         2,707,904
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period         $11.960           $12.195(13)
Value at end of period               $14.528           $11.960
Number of accumulation units
 outstanding at end of period      1,379,653           232,418
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period         $23.440           $23.106(13)
Value at end of period               $29.339           $23.440
Number of accumulation units
 outstanding at end of period      2,244,308         2,018,219
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period         $17.709           $17.490(13)
Value at end of period               $20.829           $17.709
Number of accumulation units
 outstanding at end of period      2,962,631         3,237,710
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period         $16.608           $16.276(13)
Value at end of period               $20.929           $16.608
Number of accumulation units
 outstanding at end of period      1,564,888         1,317,058

-----------------
 (1) Funds were first received in this option during February 1997.
 (2) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.
 (3) Funds were first received in this option during September 1998.
 (4) Funds were first received in this option during May 1998.
 (5) Funds were first received in this option during February 1997.
 (6) The initial accumulation unit value was established at $10.000 on May 31, 1989, the date on which the fund/portfolio became available under the contract.
 (7) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
 (8) Funds were first received in this option during January 1997.
 (9) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
(10) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
(11) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.
(12) Funds were first received in this option during June 1998.
(13) Funds were first received in this option during November 1997.
(14) Funds were first received in this option during December 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XI

    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.


                                                                    1998               1997
                                                              ---------------   -----------------
AETNA ASCENT VP
Value at beginning of period                                      $15.394            $13.020(1)
Value at end of period                                            $15.818            $15.394
Number of accumulation units outstanding at end of period          38,620             29,840
AETNA BALANCED VP
Value at beginning of period                                      $18.776            $15.674(1)
Value at end of period                                            $21.629            $18.776
Number of accumulation units outstanding at end of period         385,862            478,117
AETNA BOND VP
Value at beginning of period                                      $13.213            $12.302(1)
Value at end of period                                            $14.076            $13.213
Number of accumulation units outstanding at end of period         199,388            215,650
AETNA CROSSROADS VP
Value at beginning of period                                      $14.430            $12.449(1)
Value at end of period                                            $15.055            $14.430
Number of accumulation units outstanding at end of period          32,997             26,483
AETNA GROWTH VP(10)
Value at beginning of period                                      $13.149            $12.739(2)
Value at end of period                                            $17.834            $13.149
Number of accumulation units outstanding at end of period          36,839              3,326
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $22.153            $17.861(1)
Value at end of period                                            $24.986            $22.153
Number of accumulation units outstanding at end of period       1,587,351          1,699,982
AETNA HIGH YIELD VP
Value at beginning of period                                       $9.616(3)
Value at end of period                                             $9.196
Number of accumulation units outstanding at end of period              65
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $14.418            $11.345(1)
Value at end of period                                            $18.691            $14.418
Number of accumulation units outstanding at end of period          68,841             27,945
AETNA INDEX PLUS MID CAP VP
Value at beginning of periodd
Value at end of period                                             $9.946(4)
Value at end of period                                            $10.872
Number of accumulation units outstanding at end of period             203
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                       $9.775(5)
Value at end of period                                             $8.800
Number of accumulation units outstanding at end of period             598
AETNA INTERNATIONAL VP
Value at beginning of period                                       $9.737(6)
Value at end of period                                             $9.748
Number of accumulation units outstanding at end of period           1,095
AETNA LEGACY VP
Value at beginning of period                                      $13.467            $11.873(1)
Value at end of period                                            $14.187            $13.467
Number of accumulation units outstanding at end of period          32,088             14,817
AETNA MONEY MARKET VP
Value at beginning of period                                      $11.929            $11.592(1)
Value at end of period                                            $12.393            $11.929
Number of accumulation units outstanding at end of period         123,429            176,703
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                       $8.524(7)
Value at end of period                                             $8.857
Number of accumulation units outstanding at end of period           1,342
AETNA SMALL COMPANY VP
Value at beginning of period                                      $13.629            $13.629(2)
Value at end of period                                            $13.574            $13.629
Number of accumulation units outstanding at end of period          21,070                 82

--------------------------------------------------------------------------------

                                                                    1998              1997
                                                              ---------------   ----------------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $13.237            $13.237(2)
Value at end of period                                            $15.960            $13.237
Number of accumulation units outstanding at end of period          15,870                 84
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                      $17.808            $14.934(1)
Value at end of period                                            $20.397            $17.808
Number of accumulation units outstanding at end of period          24,487             20,521
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $15.808            $12.711(1)
Value at end of period                                            $17.384            $15.808
Number of accumulation units outstanding at end of period         222,658            117,588
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $13.879            $11.373(1)
Value at end of period                                            $19.072            $13.879
Number of accumulation units outstanding at end of period         228,969            104,982
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                      $12.247            $11.253(1)
Value at end of period                                            $13.603            $12.247
Number of accumulation units outstanding at end of period          11,523              8,098
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                      $15.242            $12.388(1)
Value at end of period                                            $19.516            $15.242
Number of accumulation units outstanding at end of period         157,444            146,381
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $15.773            $12.594(1)
Value at end of period                                            $20.861            $15.773
Number of accumulation units outstanding at end of period         100,075             85,304
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $14.984            $12.760(1)
Value at end of period                                            $19.822            $14.984
Number of accumulation units outstanding at end of period          53,980             19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $14.347            $13.025(1)
Value at end of period                                            $15.420            $14.347
Number of accumulation units outstanding at end of period          14,524              8,189
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $15.386            $12.975(1)
Value at end of period                                            $20.562            $15.386
Number of accumulation units outstanding at end of period          56,525             53,182
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $16.689            $14.439(1)
Value at end of period                                            $21.196            $16.689
Number of accumulation units outstanding at end of period         182,951            168,191
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $15.512            $13.756(1)
Value at end of period                                            $12.283            $15.512
Number of accumulation units outstanding at end of period          14,342             26,426
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $9.728(6)
Value at end of period                                            $10.001
Number of accumulation units outstanding at end of period             152
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                       $9.666(8)
Value at end of period                                             $9.878
Number of accumulation units outstanding at end of period              11
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                      $14.899            $15.090(9)
Value at end of period                                            $19.032            $14.899
Number of accumulation units outstanding at end of period         135,641            131,565
PORTFOLIO PARTNERS MFS RESEARCH PORTFOLIO
Value at beginning of period                                      $13.770            $14.044(9)
Value at end of period                                            $16.685            $13.770
Number of accumulation units outstanding at end of period         146,728            149,523
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                      $19.256            $18.985(9)
Value at end of period                                            $24.041            $19.256
Number of accumulation units outstanding at end of period          28,002             25,830
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                      $16.955            $16.749(9)
Value at end of period                                            $19.892            $16.955
Number of accumulation units outstanding at end of period          45,320             48,385
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                      $14.374            $14.090(9)
Value at end of period                                            $18.068            $14.374
Number of accumulation units outstanding at end of period          91,620             79,799

--------------------------------------------------------------------------------
(1) Funds were first received in this option during April 1997.
(2) Funds were first received in this option during December 1997.
(3) Funds were first received in this option during August 1998.
(4) Funds were first received in this option during July 1998.
(5) Funds were first received in this option during May 1998.
(6) Funds were first received in this option during June 1998.
(7) Funds were first received in this option during September 1998.
(8) Funds were first received in this option during November 1998.
(9) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XII

       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                                    1998               1997
                                                              ---------------   -----------------
AETNA ASCENT VP
Value at beginning of period                                      $15.453            $13.971(1)
Value at end of period                                            $15.974            $15.453
Number of accumulation units outstanding at end of period           9,888             10,257
AETNA BALANCED VP
Value at beginning of period                                      $18.837            $16.739(1)
Value at end of period                                            $21.808            $18.837
Number of accumulation units outstanding at end of period         429,954            454,232
AETNA BOND VP
Value at beginning of period                                      $13.249            $12.629(1)
Value at end of period                                            $14.171            $13.249
Number of accumulation units outstanding at end of period         421,225            453,723
AETNA CROSSROADS VP
Value at beginning of period                                      $14.485            $13.199(1)
Value at end of period                                            $15.204            $14.485
Number of accumulation units outstanding at end of period          50,297             50,297
AETNA GROWTH VP
Value at beginning of period                                      $13.173            $12.615(2)
Value at end of period                                            $17.912            $13.173
Number of accumulation units outstanding at end of period          25,257              1,565
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $22.226            $19.673(1)
Value at end of period                                            $25.193            $22.226
Number of accumulation units outstanding at end of period       5,670,691          6,093,102
AETNA HIGH YIELD VP
Value at beginning of period                                       $9.135(3)
Value at end of period                                             $9.212
Number of accumulation units outstanding at end of period           2,225
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $14.452            $12.748(1)
Value at end of period                                            $18.802            $14.452
Number of accumulation units outstanding at end of period          48,459             13,748
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                       $6.682(4)
Value at end of period                                             $8.815
Number of accumulation units outstanding at end of period             748
AETNA LEGACY VP
Value at beginning of period                                      $13.518            $12.496(1)
Value at end of period                                            $14.327            $13.518
Number of accumulation units outstanding at end of period          10,684             16,060
AETNA MONEY MARKET VP
Value at beginning of period                                      $11.951            $11.674(1)
Value at end of period                                            $12.447            $11.951
Number of accumulation units outstanding at end of period         553,915            591,901
AETNA SMALL COMPANY VP
Value at beginning of period                                      $13.654            $13.092(2)
Value at end of period                                            $13.633            $13.654
Number of accumulation units outstanding at end of period           4,297              1,779
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $12.899(5)
Value at end of period                                            $16.030
Number of accumulation units outstanding at end of period           5,261
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                      $17.840            $16.178(1)
Value at end of period                                            $20.485            $17.840
Number of accumulation units outstanding at end of period           3,612              3,576
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $15.837            $14.065(1)
Value at end of period                                            $17.459            $15.837
Number of accumulation units outstanding at end of period          44,812             49,884
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $13.904            $12.498(1)
Value at end of period                                            $19.155            $13.904
Number of accumulation units outstanding at end of period          41,575             31,477

--------------------------------------------------------------------------------

                                                                    1998              1997
                                                              ---------------   ----------------
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                      $12.269            $12.518(1)
Value at end of period                                            $13.662            $12.269
Number of accumulation units outstanding at end of period           1,816              1,206
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                      $15.270            $13.443(1)
Value at end of period                                            $19.601            $15.270
Number of accumulation units outstanding at end of period          31,455             29,365
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $15.801            $14.156(1)
Value at end of period                                            $20.951            $15.801
Number of accumulation units outstanding at end of period          32,182             26,177
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $15.012            $13.573(1)
Value at end of period                                            $19.908            $15.012
Number of accumulation units outstanding at end of period          23,035              8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $14.373            $13.448(1)
Value at end of period                                            $15.487            $14.373
Number of accumulation units outstanding at end of period           9,337                323
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $15.414            $13.985(1)
Value at end of period                                            $20.651            $15.414
Number of accumulation units outstanding at end of period           7,088              6,389
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $16.720            $15.828(1)
Value at end of period                                            $21.288            $16.720
Number of accumulation units outstanding at end of period          67,482             63,534
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $15.541            $15.221(1)
Value at end of period                                            $12.336            $15.541
Number of accumulation units outstanding at end of period             745              8,053
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $8.115(4)
Value at end of period                                            $10.018
Number of accumulation units outstanding at end of period           2,465
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                      $14.927            $15.114(6)
Value at end of period                                            $19.114            $14.927
Number of accumulation units outstanding at end of period          40,140             56,819
PORTFOLIO PARTNERS MFS RESEARCH PORTFOLIO
Value at beginning of period                                      $13.795            $14.067(6)
Value at end of period                                            $16.758            $13.795
Number of accumulation units outstanding at end of period          56,680             55,233
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                      $19.291            $19.016(6)
Value at end of period                                            $24.145            $19.291
Number of accumulation units outstanding at end of period           5,460              7,188
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                      $16.986            $16.776(6)
Value at end of period                                            $19.978            $16.986
Number of accumulation units outstanding at end of period           3,855              6,970
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                      $14.400            $14.112(6)
Value at end of period                                            $18.146            $14.400
Number of accumulation units outstanding at end of period          29,384             24,650

-----------------
(1) Funds were first received in this option during June 1997.
(2) Funds were first received in this option during December 1997.
(3) Funds were first received in this option during December 1998.
(4) Funds were first received in this option during October 1998.
(5) Funds were first received in this option during January 1998.
(6) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                  TABLE XIII

    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                    OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until January 15, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.



                                      1998            1997             1996               1995
                                --------------- ---------------- ---------------- -------------------
AETNA ASCENT VP
Value at beginning of period        $15.514          $13.063          $10.673             $10.000(1)
Value at end of period              $16.028          $15.514          $13.063             $10.673
Number of accumulation units
 outstanding at end of period        80,754           65,940           22,888             393,053
AETNA BALANCED VP, INC
Value at beginning of period        $18.922          $15.596          $13.673             $10.868
Value at end of period              $21.917          $18.922          $15.596             $13.673
Number of accumulation units
 outstanding at end of period       768,510          776,268          768,178          38,152,395
AETNA BOND VP
Value at beginning of period        $13.316          $12.413          $12.098             $10.360
Value at end of period              $14.264          $13.316          $12.413             $12.098
Number of accumulation units
 outstanding at end of period       389,466          328,774          354,731          21,379,976
AETNA CROSSROADS VP
Value at beginning of period        $14.541          $12.486          $10.612             $10.000(1)
Value at end of period              $15.255          $14.541          $12.486             $10.612
Number of accumulation units
 outstanding at end of period        78,788           71,276           35,151             294,673
AETNA GROWTH VP
Value at beginning of period        $13.202          $12.787(5)
Value at end of period              $18.005          $13.202
Number of accumulation units
 outstanding at end of period       115,677            6,619
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $22.325          $17.352          $14.077             $10.778
Value at end of period              $25.319          $22.325          $17.352             $14.077
Number of accumulation units
 outstanding at end of period     5,019,611        5,232,193        4,796,196         188,964,022
AETNA HIGH YIELD VP
Value at beginning of period         $9.216(7)
Value at end of period               $9.231
Number of accumulation units
 outstanding at end of period         1,842
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period        $14.500          $10.934          $10.000(8)
Value at end of period              $18.902          $14.500          $10.934
Number of accumulation units
 outstanding at end of period       386,036          159,318           27,436
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period         $7.633(9)
Value at end of period              $10.913
Number of accumulation units
 outstanding at end of period         5,166
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period         $6.425(9)
Value at end of period               $8.834
Number of accumulation units
 outstanding at end of period         6,054
AETNA INTERNATIONAL VP
Value at beginning of period         $8.779(9)
Value at end of period                9.785
Number of accumulation units
 outstanding at end of period           583



                                      1994           1993            1992            1991           1990            1989
                                --------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period           $11.057        $10.189       $12.736(2)        $10.896        $10.437       $10.000(3)
Value at end of period                 $10.868        $11.057       $10.189           $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period           $10.905        $10.068       $36.789(4)        $31.192        $28.943       $25.574
Value at end of period                 $10.360        $10.905       $10.068           $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454       $97.165(6)        $77.845        $76.311       $59.871
Value at end of period                 $10.778        $11.020       $10.454           $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                      1998             1997           1996            1995
                                --------------- ------------------ ---------- -------------------
AETNA LEGACY VP
Value at beginning of period        $13.571           $11.965        $10.580         $10.000(1)
Value at end of period              $14.375           $13.571        $11.965         $10.580
Number of accumulation units
 outstanding at end of period        63,385            38,899         13,861         143,637
AETNA MONEY MARKET VP
Value at beginning of period        $12.022           $11.506        $11.026         $10.528
Value at end of period              $12.558           $12.022        $11.506         $11.026
Number of accumulation units
 outstanding at end of period       230,562           262,519        228,698      12,999,680
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period         $8.634(9)
Value at end of period               $8.891
Number of accumulation units
 outstanding at end of period           673
AETNA SMALL COMPANY
VP
Value at beginning of period        $13.684           $13.119(5)
Value at end of period              $13.704           $13.684
Number of accumulation units
 outstanding at end of period        61,244             1,098
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $13.290           $13.037(11)
Value at end of period              $16.113           $13.290
Number of accumulation units
 outstanding at end of period        54,627             3,417
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $17.946           $15.088        $13.527         $10.554
Value at end of period              $20.668           $17.946        $15.088         $13.527
Number of accumulation units
 outstanding at end of period        71,154            66,428         57,557         966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $15.931           $12.554        $11.092         $10.000(1)
Value at end of period              $17.615           $15.931        $12.554         $11.092
Number of accumulation units
 outstanding at end of period       239,214           196,921        116,432       1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $13.987           $11.435        $10.066         $10.000(1)
Value at end of period              $19.326           $13.987        $11.435         $10.066
Number of accumulation units
 outstanding at end of period       292,985           181,487        112,748       1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $12.342           $11.169         $9.961         $10.000(1)
Value at end of period              $13.784           $12.342        $11.169          $9.961
Number of accumulation units
 outstanding at end of period        26,108            22,047         10,848         196,090
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period        $15.360           $12.491        $10.397         $10.000(1)
Value at end of period              $19.776           $15.360        $12.491         $10.397
Number of accumulation units
 outstanding at end of period       209,707           171,832         92,021       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $15.895           $14.243        $13.322         $10.581
Value at end of period              $21.139           $15.895        $14.243         $13.322
Number of accumulation units
 outstanding at end of period       283,821           253,316        226,504       4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $15.100           $12.485        $10.850         $10.000(1)
Value at end of period              $20.086           $15.100        $12.485         $10.850
Number of accumulation units
 outstanding at end of period       105,755            45,503         29,442          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $14.458           $13.060        $12.077          $9.873
Value at end of period              $15.626           $14.458        $13.060         $12.077
Number of accumulation units
 outstanding at end of period        57,101            13,925          6,607         315,361



                                       1994             1993            1992             1991          1990           1989
                                ------------------ ------------- ------------------ ------------- -------------- -------------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048        $33.812(10)       $32.138        $30.012       $27.783
Value at end of period                $10.528           $10.241        $10.048           $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278        $10.000(12)
Value at end of period                $10.554           $11.036        $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                $10.581
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                 $9.873
Number of accumulation units
 outstanding at end of period          28,543

--------------------------------------------------------------------------------

                                      1998             1997           1996
                                --------------- ------------------ ----------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period        $15.505           $12.753        $10.870
Value at end of period              $20.836           $15.505        $12.753
Number of accumulation units
 outstanding at end of period       128,844            83,855         51,761
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period        $16.819           $13.900        $10.877
Value at end of period              $21.478           $16.819        $13.900
Number of accumulation units
 outstanding at end of period       655,881           511,940        212,494
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period        $15.633           $14.729        $11.720
Value at end of period              $12.446           $15.633        $14.729
Number of accumulation units
 outstanding at end of period        37,897            73,258         42,174
OPPEHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $8.907(9)
Value at end of period              $10.039
Number of accumulation units
 outstanding at end of period           774
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period         $9.660(9)
Value at end of period               $9.915
Number of accumulation units
 outstanding at end of period           176
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $15.015           $15.199(14)
Value at end of period              $19.285           $15.015
Number of accumulation units
 outstanding at end of period       595,462           573,528
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $13.877           $14.147(14)
Value at end of period              $16.907           $13.877
Number of accumulation units
 outstanding at end of period       378,798           418,965
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period        $19.405           $19.123(14)
Value at end of period              $24.361           $19.405
Number of accumulation units
 outstanding at end of period       182,557           192,553
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $17.087           $16.871(14)
Value at end of period              $20.157           $17.087
Number of accumulation units
 outstanding at end of period       273,684           295,952
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $14.485           $14.192(14)
Value at end of period              $18.309           $14.485
Number of accumulation units
 outstanding at end of period       277,044           212,654



                                      1995          1994       1993           1992         1991   1990   1989
                                ---------------- ---------- ---------- ------------------ ------ ------ -----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.877
Number of accumulation units
 outstanding at end of period      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $10.154     $10.877       $9.832        $10.000(12)
Value at end of period               $11.720     $10.154      $10.877         $9.832
Number of accumulation units
 outstanding at end of period        711,892     703,676      135,614            561
OPPEHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
 (2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (3) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.

--------------------------------------------------------------------------------
 (4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (5) Funds were first received in this option during December 1997.
 (6) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (7) Funds were first received in this option during November 1998.
 (8) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized. Funds were first received in this option during October 1998.
 (9) Funds were first received in this option during October 1998.
(10) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(11) Funds were first received in this option during August 1997.
(12) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under contract.
(13) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(14) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XIV

    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                      OF 0.95% EFFECTIVE ON MAY 25, 1996
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until May 25, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.



                                      1998            1997             1996               1995
                                --------------- ---------------- ---------------- -------------------
AETNA ASCENT VP
Value at beginning of period        $15.497          $13.049          $10.673             $10.000(1)
Value at end of period              $16.011          $15.497          $13.049             $10.673
Number of accumulation units
 outstanding at end of period        29,149          178,233           35,180             393,053
AETNA BALANCED VP, INC
Value at beginning of period        $18.901          $15.579          $13.673             $10.868
Value at end of period              $21.893          $18.901          $15.579             $13.673
Number of accumulation units
 outstanding at end of period       266,636        1,511,041        1,528,051          38,152,395
AETNA BOND VP
Value at beginning of period        $13.301          $12.399          $12.098             $10.360
Value at end of period              $14.248          $13.301          $12.399             $12.098
Number of accumulation units
 outstanding at end of period       200,650          463,068          493,485          21,379,976
AETNA CROSSROADS VP
Value at beginning of period        $14.526          $12.473          $10.612             $10.000(1)
Value at end of period              $15.239          $14.526          $12.473             $10.612
Number of accumulation units
 outstanding at end of period        30,057           99,660           28,829             294,673
AETNA GROWTH VP
Value at beginning of period        $13.202          $12.975(5)
Value at end of period              $18.005          $13.202
Number of accumulation units
 outstanding at end of period        81,693            4,360
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $22.301          $17.333          $14.077             $10.778
Value at end of period              $25.291          $22.301          $17.333             $14.077
Number of accumulation units
 outstanding at end of period     2,491,029        7,667,724        7,250,286         188,964,022
AETNA HIGH YIELD VP
Value at beginning of period         $8.889(7)
Value at end of period               $9.231
Number of accumulation units
 outstanding at end of period            17
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period        $14.500          $10.934          $10.000(8)
Value at end of period              $18.902          $14.500          $10.934
Number of accumulation units
 outstanding at end of period       145,736          190,348           28,473
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period         $9.927(9)
Value at end of period              $10.913
Number of accumulation units
 outstanding at end of period         9,117
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period         $9.997(9)
Value at end of period               $8.834
Number of accumulation units
 outstanding at end of period        12,800
AETNA INTERNATIONAL VP
Value at beginning of period        $10.183(9)
Value at end of period               $9.785
Number of accumulation units
 outstanding at end of period         7,767



                                      1994           1993            1992            1991           1990            1989
                                --------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period           $11.057        $10.189       $12.736(2)        $10.896        $10.437       $10.000(3)
Value at end of period                 $10.868        $11.057       $10.189           $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period           $10.905        $10.068       $36.789(4)        $31.192        $28.943       $25.574
Value at end of period                 $10.360        $10.905       $10.068           $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454       $97.165(6)        $77.845        $76.311       $59.871
Value at end of period                 $10.778        $11.020       $10.454           $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                      1998             1997          1996            1995
                                ---------------- ---------------- ---------- -------------------
AETNA LEGACY VP
Value at beginning of period         $13.557          $11.953       $10.580         $10.000(1)
Value at end of period               $14.361          $13.557       $11.953         $10.580
Number of accumulation units
 outstanding at end of period         17,756           58,121        15,755         143,637
AETNA MONEY MARKET VP
Value at beginning of period         $12.009          $11.494       $11.026         $10.528
Value at end of period               $12.545          $12.009       $11.494         $11.026
Number of accumulation units
 outstanding at end of period        132,737          328,674       351,832      12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $10.127(9)
Value at end of period                $8.891
Number of accumulation units
 outstanding at end of period         11,639
AETNA SMALL COMPANY
VP
Value at beginning of period         $13.684          $13.248(5)
Value at end of period               $13.704          $13.684
Number of accumulation units
 outstanding at end of period         52,936           12,603
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period         $13.290          $13.093(5)
Value at end of period               $16.113          $13.290
Number of accumulation units
 outstanding at end of period         19,971            8,131
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $17.926          $15.071       $13.527         $10.554
Value at end of period               $20.646          $17.926       $15.071         $13.527
Number of accumulation units
 outstanding at end of period         21,808           40,783        35,511         966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period         $15.914          $12.541       $11.092         $10.000(1)
Value at end of period               $17.596          $15.914       $12.541         $11.092
Number of accumulation units
 outstanding at end of period         74,067          121,281        82,568       1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $13.972          $11.423       $10.066         $10.000(1)
Value at end of period               $19.305          $13.972       $11.423         $10.066
Number of accumulation units
 outstanding at end of period        100,561          176,877       135,704       1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $12.328          $11.157        $9.961         $10.000(1)
Value at end of period               $13.769          $12.328       $11.157          $9.961
Number of accumulation units
 outstanding at end of period         14,165           40,516        29,108         196,090
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period         $15.343          $12.477       $10.397         $10.000(1)
Value at end of period               $19.755          $15.343       $12.477         $10.397
Number of accumulation units
outstanding at end of period         176,553          320,226       175,463       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $15.878          $14.227       $13.322         $10.581
Value at end of period               $21.116          $15.878       $14.227         $13.322
Number of accumulation units
outstanding at end of period         120,002          211,783       171,747       4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $15.084          $12.472       $10.850         $10.000(1)
Value at end of period               $20.064          $15.084       $12.472         $10.850
Number of accumulation units
outstanding at end of period          45,435           58,999        29,198          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $14.442          $13.046       $12.077          $9.873
Value at end of period               $15.609          $14.442       $13.046         $12.077
Number of accumulation units
outstanding at end of period          10,857           11,145         9,054         315,361



                                       1994             1993            1992             1991          1990           1989
                                ------------------ ------------- ------------------ ------------- -------------- -------------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048        $33.812(10)       $32.138        $30.012       $27.783
Value at end of period                $10.528           $10.241        $10.048           $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278        $10.000(11)
Value at end of period                $10.554           $11.036        $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                $10.581
Number of accumulation units
outstanding at end of period          753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                 $9.873
Number of accumulation units
outstanding at end of period           28,543

--------------------------------------------------------------------------------

                                       1998                1997            1996
                                ------------------ -------------------- ----------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $15.489             $12.739         $10.870
Value at end of period                $20.813             $15.489         $12.739
Number of accumulation units
 outstanding at end of period          47,157              86,733          67,001
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $16.800             $13.885         $10.877
Value at end of period                $21.455             $16.800         $13.885
Number of accumulation units
 outstanding at end of period         236,904             586,164         241,823
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $15.616             $14.713         $11.720
Value at end of period                $12.433             $15.616         $14.713
Number of accumulation units
 outstanding at end of period          16,414              72,475          43,665
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $10.080(9)
Value at end of period                $10.039
Number of accumulation units
 outstanding at end of period           3,153
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $10.056(13)
Value at end of period                 $9.915
Number of accumulation units
 outstanding at end of period           1,158
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period          $14.999             $15.183 (14)
Value at end of period                $19.264             $14.999
Number of accumulation units
 outstanding at end of period         289,625             586,517
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period          $13.862             $14.131 (14)
Value at end of period                $16.889             $13.862
Number of accumulation units
 outstanding at end of period         158,866             317,033
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period          $19.384             $19.102 (14)
Value at end of period                $24.335             $19.384
Number of accumulation units
 outstanding at end of period          48,711              84,592
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period          $17.068             $16.853 (14)
Value at end of period                $20.135             $17.068
Number of accumulation units
 outstanding at end of period          81,257             273,402
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period          $14.470             $14.176(14)
Value at end of period                $18.289             $14.470
Number of accumulation units
 outstanding at end of period          84,842             227,469



                                      1995          1994       1993           1992         1991   1990   1989
                                ---------------- ---------- ---------- ------------------ ------ ------ -----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.877
Number of accumulation units
 outstanding at end of period      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $10.154     $10.877       $9.832        $10.000(11)
Value at end of period               $11.720     $10.154      $10.877         $9.832
Number of accumulation units
 outstanding at end of period        711,892     703,676      135,614            561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
 (2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (3) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.

--------------------------------------------------------------------------------
 (4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (5) Funds were first received in this option during December 1997.
 (6) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (7) Funds were first received in this option during October 1998.
 (8) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (9) Funds were first received in this option during May 1998.
(10) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(11) The initial accumulation unit value was established at $10.000 August 21, 1992, the date on which the fund/portfolio became available under the contract.
(12) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(13) Funds were first received in this option during July 1998.
(14) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XV

    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
               OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until December 16, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase. The class of accumulation unit value shown below may also be used for contracts with 0.95% total separate account charges issued after December 16, 1996; however, the condensed financial information for periods prior to December 16, 1996 will not be applicable.



                                      1998             1997             1996               1995
                                ---------------- ---------------- ---------------- -------------------
AETNA ASCENT VP
Value at beginning of period         $15.471          $13.027          $10.673             $10.000(1)
Value at end of period               $15.984          $15.471          $13.027             $10.673
Number of accumulation units
 outstanding at end of period         38,675           86,255           32,497             393,053
AETNA BALANCED VP, INC
Value at beginning of period         $18.870          $15.553          $13.673             $10.868
Value at end of period               $21.857          $18.870          $15.553             $13.673
Number of accumulation units
 outstanding at end of period        771,906        1,144,876          270,688          38,152,395
AETNA BOND VP
Value at beginning of period         $13.279          $12.379          $12.098             $10.360
Value at end of period               $14.225          $13.279          $12.379             $12.098
Number of accumulation units
 outstanding at end of period        289,651          553,279          159,594          21,379,976
AETNA CROSSROADS VP
Value at beginning of period         $14.501          $12.452          $10.612             $10.000(1)
Value at end of period               $15.214          $14.501          $12.452             $10.612
Number of accumulation units
 outstanding at end of period        100,734          101,836            9,415             294,673
AETNA GROWTH VP
Value at beginning of period         $13.202          $12.912(5)
Value at end of period               $18.005          $13.202
Number of accumulation units
 outstanding at end of period         59,374                7
AETNA GROWTH AND
INCOME VP
Value at beginning of period         $22.264          $17.304          $14.077             $10.778
Value at end of period               $25.249          $22.264          $17.304             $14.077
Number of accumulation units
 outstanding at end of period      4,070,904        8,238,898        3,033,655         188,964,022
AETNA HIGH YIELD VP
Value at beginning of period         $10.044(7)
Value at end of period                $9.231
Number of accumulation units
 outstanding at end of period          1,308
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period         $14.489          $10.925          $11.038(8)
Value at end of period               $18.888          $14.489          $10.925
Number of accumulation units
 outstanding at end of period        136,252          293,223           23,856
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period          $9.962(9)
Value at end of period               $10.913
Number of accumulation units
 outstanding at end of period         26,111
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period          $9.876(9)
Value at end of period                $8.834
Number of accumulation units
 outstanding at end of period         26,257



                                      1994           1993            1992            1991           1990            1989
                                --------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period           $11.057        $10.189       $12.736(2)        $10.896        $10.437       $10.000(3)
Value at end of period                 $10.868        $11.057       $10.189           $12.736        $10.896       $10.437
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period           $10.905        $10.068       $36.789(4)        $31.192        $28.943       $25.574
Value at end of period                 $10.360        $10.905       $10.068           $36.789        $31.192       $28.943
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454       $97.165(6)        $77.845        $76.311       $59.871
Value at end of period                 $10.778        $11.020       $10.454           $97.165        $77.845       $76.311
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                       1998             1997          1996            1995
                                ----------------- ---------------- ---------- -------------------
AETNA INTERNATIONAL VP
Value at beginning of period          $9.974(10)
Value at end of period                $9.785
Number of accumulation units
 outstanding at end of period            168
AETNA LEGACY VP
Value at beginning of period         $13.534           $11.932       $10.580         $10.000(1)
Value at end of period               $14.336           $13.534       $11.932         $10.580
Number of accumulation units
 outstanding at end of period         80,907            82,178         7,543         143,637
AETNA MONEY MARKET VP
Value at beginning of period         $11.989           $11.475       $11.026         $10.528
Value at end of period               $12.524           $11.989       $11.475         $11.026
Number of accumulation units
 outstanding at end of period        300,195           477,490       179,361      12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $10.024(9)
Value at end of period                $8.891
Number of accumulation units
 outstanding at end of period          1,415
AETNA SMALL COMPANY
VP
Value at beginning of period         $13.684           $13.248(5)
Value at end of period               $13.704           $13.684
Number of accumulation units
 outstanding at end of period         49,514             4,993
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period         $13.290           $13.093(5)
Value at end of period               $16.113           $13.290
Number of accumulation units
 outstanding at end of period         32,612             4,910
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $17.896           $15.046       $13.527         $10.554
Value at end of period               $20.612           $17.896       $15.046         $13.527
Number of accumulation units
 outstanding at end of period         37,944            62,328        21,317         966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period         $15.887           $12.520       $11.092         $10.000(1)
Value at end of period               $17.567           $15.887       $12.520         $11.092
Number of accumulation units
 outstanding at end of period         68,970           114,725        27,814       1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $13.948           $11.404       $10.066         $10.000(1)
Value at end of period               $19.273           $13.948       $11.404         $10.066
Number of accumulation units
 outstanding at end of period        176,188           191,151        60,491       1,833,794
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period         $12.308           $11.138        $9.961         $10.000(1)
Value at end of period               $13.746           $12.308       $11.138          $9.961
Number of accumulation units
 outstanding at end of period         17,178            19,949         2,023         196,090
FIDELITY VIP II
 CONTRAFUND
 PORTFOLIO
Value at beginning of period         $15.318           $12.457       $10.397         $10.000(1)
Value at end of period               $19.722           $15.318       $12.457         $10.397
Number of accumulation units
 outstanding at end of period        187,525           263,159        41,394       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $15.851           $14.204       $13.322         $10.581
Value at end of period               $21.081           $15.851       $14.204         $13.322
Number of accumulation units
 outstanding at end of period        212,741           294,623       122,154       4,887,060
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period         $15.059           $12.451       $10.850         $10.000(1)
Value at end of period               $20.031           $15.059       $12.451         $10.850
Number of accumulation units
 outstanding at end of period         89,095            78,052        12,340          93,304



                                       1994             1993            1992             1991          1990           1989
                                ------------------ ------------- ------------------ ------------- -------------- -------------
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048        $33.812(11)       $32.138        $30.012       $27.783
Value at end of period                $10.528           $10.241        $10.048           $33.812        $32.138       $30.012
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278        $10.000(12)
Value at end of period                $10.554           $11.036        $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
 CONTRAFUND
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                $10.581
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                      1998              1997           1996          1995
                                ---------------- ------------------ ---------- ----------------
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $14.418           $13.024        $12.077        $9.873
Value at end of period               $15.583           $14.418        $13.024       $12.077
Number of accumulation units
 outstanding at end of period         20,317            13,587          3,861       315,361
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $15.463           $12.718        $10.870       $10.000(1)
Value at end of period               $20.778           $15.463        $12.718       $10.870
Number of accumulation units
 outstanding at end of period         61,355            93,386         29,696       259,196
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period         $16.773           $13.862        $10.877       $10.000(1)
Value at end of period               $21.419           $16.773        $13.862       $10.877
Number of accumulation units
 outstanding at end of period        301,775           538,281        124,749     1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $15.590           $14.688        $11.720       $10.154
Value at end of period               $12.412           $15.590        $14.688       $11.720
Number of accumulation units
 outstanding at end of period         38,283           103,604         10,977       711,892
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $10.042(9)
Value at end of period               $10.039
Number of accumulation units
 outstanding at end of period            382
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.992(9)
Value at end of period                $9.915
Number of accumulation units
 outstanding at end of period          5,938
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period         $14.974           $15.158(14)
Value at end of period               $19.232           $14.974
Number of accumulation units
 outstanding at end of period        398,717           703,653
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period         $13.839           $14.108(14)
Value at end of period               $16.861           $13.839
Number of accumulation units
 outstanding at end of period        431,603           627,658
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period         $19.352           $19.071(14)
Value at end of period               $24.294           $19.352
Number of accumulation units
 outstanding at end of period        171,102           206,191
PORTFOLIO PARTNERS
MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period         $17.040           $16.825(14)
Value at end of period               $20.102           $17.040
Number of accumulation units
 outstanding at end of period        353,311           457,354
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period         $14.445           $14.153(14)
Value at end of period               $18.258           $14.445
Number of accumulation units
 outstanding at end of period        109,123           200,374



                                       1994           1993           1992         1991   1990   1989
                                ------------------ ---------- ------------------ ------ ------ -----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(13)
Value at end of period                 $9.873
Number of accumulation units
 outstanding at end of period          28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $10.877         $9.832        $10.000(12)
Value at end of period                $10.154        $10.877         $9.832
Number of accumulation units
 outstanding at end of period         703,676        135,614            561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
 (2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immedately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (3) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.
 (4) The accumulation unit value was established at $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (5) Funds were first received in this option during December 1997.
 (6) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (7) Funds were first received in this option during July 1998.
 (8) The initial accumulation unit value was established during December 1996 when the portfolio became available under the contract, when the funds were first received in this option or when the applicable daily asset charge was first utilized.
 (9) Funds were first received in this option during May 1998.
(10) Funds were first received in this option during August 1998.
(11) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(12) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(13) The initial accumulation unit value was established at $10.000 during October 1994, when the funds ere first received in this option.
(14) Funds were first received in this option during November 1997.

                         For Master Applications Only
--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account C prospectus dated May 3, 1999, as well as all current prospectuses for the funds available under the Contracts.

____ Please send an Account C Statement of Additional Information (Form No. SAI.01107-99) dated May 3, 1999.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE



--------------------------------------------------------------------------------
                                     DATE

PROS.01107-99

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 3, 1999


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 3, 1999. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                                    Page
General Information and History.................................................     2
Variable Annuity Account C......................................................     2
Offering and Purchase of Contracts..............................................     3
Performance Data................................................................     3
      General...................................................................     3
      Average Annual Total Return Quotations....................................     4
Income Phase Payments...........................................................     7
Sales Material and Advertising..................................................     8
Independent Auditors............................................................     8
Financial Statements of the Separate Account....................................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company................   F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1998, the Company and its subsidiary life company had $43 billion invested through their products, including $29 billion in their separate accounts (of which the Company or an affiliate oversees the management of $21 billion). The Company is ranked based on assets among the top 2% of all life insurance companies rated by A.M. Best Company as of December 31, 1997. The Company is an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:
o  Aetna Ascent VP                                                   o  AIM V.I. Value Fund
o  Aetna Balanced VP, Inc.                                           o  Calvert Social Balanced Portfolio
o  Aetna Income Shares d/b/a Aetna Bond VP                           o  Fidelity Variable Insurance Products Fund (VIP)
o  Aetna Crossroads VP                                                  Equity-Income Portfolio
o  Aetna Growth VP                                                   o  Fidelity Variable Insurance Products Fund (VIP)
o  Aetna Variable Fund d/b/a Aetna Growth and Income VP                 Growth Portfolio
o  Aetna High Yield VP                                               o  Fidelity Variable Insurance Products Fund (VIP)
o  Aetna Index Plus Large Cap VP                                        Overseas Portfolio
o  Aetna Index Plus Mid Cap VP                                       o  Fidelity Variable Insurance Product Fund II (VIP II)
o  Aetna Index Plus Small Cap VP                                        Contrafund Portfolio
o  Aetna International VP                                            o  Janus Aspen Aggressive Growth Portfolio
o  Aetna Legacy VP                                                   o  Janus Aspen Balanced Portfolio
o  Aetna Variable Encore Fund d/b/a Aetna Money Market VP            o  Janus Aspen Flexible Income Portfolio
o  Aetna Real Estate Securities VP                                   o  Janus Aspen Growth Portfolio
o  Aetna Small Company VP                                            o  Janus Aspen Worldwide Growth Portfolio
o  Aetna Value Opportunity VP                                        o  Lexington Natural Resources Trust*
o  AIM V.I. Capital Appreciation Fund                                o  Oppenheimer Global Securities Fund/VA
o  AIM V.I. Growth Fund                                              o  Oppenheimer Strategic Bond Fund/VA
o  AIM V.I. Growth and Income Fund                                   o  Portfolio Partners MFS  Emerging Equities Portfolio
                                                                     o  Portfolio Partners MFS Research Growth Portfolio
                                                                     o  Portfolio Partners MFS Value Equity Portfolio
                                                                     o  Portfolio Partners Scudder International Growth Portfolio
                                                                     o  Portfolio Partners T. Rowe Price Growth Equity Portfolio

* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold under the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA
General

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, maintenance fees and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.

The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of any applicable maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maximum maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

Average Annual Total Return Quotations - Standardized and Non-Standardized

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1998 for the subaccounts under the contracts. The standardized returns (Table A) assume the maximum mortality and expense risk charge of 1.25%, maximum administrative expense charge of 0.25%, maximum maintenance fee of $20 and early withdrawal charges corresponding to Schedule I in the prospectus that is based on completed payment periods. The non-standardized returns (Table B) assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on other fee schedules that apply to a particular contract. These fee schedules may result in higher returns than those shown.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                     TABLE A

------------------------------------------------------------------------------------------------
                                                                                       Date
          Installment Payment Account                                               Contributions
             ($20 Maintenance Fee)                            STANDARDIZED             First
                                                                                     Received
                                                                                     Under the
                                                                                     Separate
                                                                                      Account
------------------------------------------------------------------------------------------------
                                                                           Since
                  SUBACCOUNT                     1 Year   5 Year  10 Year  Inception*
------------------------------------------------------------------------------------------------
Aetna Ascent VP                                 (2.44%)                     13.10%  07/05/1995
------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                          9.39%    12.96%            10.66%  04/03/1989
------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                 1.16%     3.94%    7.60%
------------------------------------------------------------------------------------------------
Aetna Crossroads VP                             (0.93%)                     11.35%  07/05/1995
------------------------------------------------------------------------------------------------
Aetna Growth VP                                 28.80%                      30.69%  05/30/1997
------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                    7.10%    16.35%   14.67%
------------------------------------------------------------------------------------------------
Aetna High Yield VP                                                        (12.40%) 05/04/1998
------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                   23.11%                      27.65%  10/31/1996
------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                                 2.15%   05/04/1998
------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                             (16.41%)  05/04/1998
------------------------------------------------------------------------------------------------
Aetna International VP                                                     (9.09%)  05/04/1998
------------------------------------------------------------------------------------------------
Aetna Legacy VP                                  0.03%                      9.27%   07/05/1995
------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                     (1.36%)    2.61%    4.13%
------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                           (16.94%) 05/04/1998
------------------------------------------------------------------------------------------------
Aetna Small Company VP                          (5.44%)                     8.54%  05/30/1997
------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                      14.50%                     22.52%  05/30/1997
------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                8.76%    11.67%           10.04%  05/31/1989
------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio             4.42%                     17.02%  05/31/1994
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                   30.49%                     21.97%  05/31/1994
------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                  5.47%                      6.77%  05/31/1994
------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio            21.59%                     22.89%  05/31/1995
------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio         25.60%                     20.02%  06/30/1994
------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                  25.62%                     20.33%  06/30/1995
------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio            2.06%                      9.43%  10/31/1994
------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                    26.91%                     22.37%  06/30/1995
------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio          20.60%                     25.07%  05/31/1995
------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust              (24.83%)   1.22%             2.60%  10/14/1991
------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                     (5.77%)  05/04/1998
------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                        (6.34%)  05/07/1998
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities        21.30%                     17.98%  11/28/1997
Portfolio
------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners     21.30%   12.36%            12.14%  09/30/1993
MFS Emerging Equities(3)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth          15.06%                     11.69%  11/28/1997
Portfolio
------------------------------------------------------------------------------------------------
American Century VP Capital
Appreciation/Portfolio Partners MFS Research    15.06%    5.40%             7.17%  08/31/1992
Growth(3)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio   18.56%                     18.42%  11/28/1997
------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners  18.56%   13.98%            10.80%  05/31/1989
MFS Value Equity(3)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International        11.41%                     11.65%  11/28/1997
Growth Portfolio
------------------------------------------------------------------------------------------------
Scudder International Portfolio Class
A/Portfolio Partners Scudder International      11.41%    7.62%             7.99%  07/31/1989
Growth(3)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity  19.37%                     19.80%  11/28/1997
Portfolio
------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T.     19.37%                     21.10%  10/31/1994
Rowe Price Growth Equity(3)
------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was 3.52%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

                                     TABLE B

------------------------------------------------------------------------------------------------
                                                                                       Fund
         Installment Payment Account                        NON-STANDARDIZED           Inception
            ($20 Maintenance Fee)                                                      Date
------------------------------------------------------------------------------------------------
                                                                               Since
                 SUBACCOUNT                   1 Year  3 Years 5 Years 10 Years Inception**
------------------------------------------------------------------------------------------------
Aetna Ascent VP                                2.70%  13.84%                   14.77%  07/05/1995
------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                       15.15%  16.34%  14.13%           11.25%  04/03/1989
------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                               6.48%   5.01%   5.01%   7.60%
------------------------------------------------------------------------------------------------
Aetna Crossroads VP                            4.29%  12.19%                   13.00%  07/05/1995
------------------------------------------------------------------------------------------------
Aetna Growth VP                               35.58%                           33.23%  12/13/1996
------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                 12.74%  20.90%  17.55%  14.67%
------------------------------------------------------------------------------------------------
Aetna High Yield VP                           (1.81%)                         (0.40%)  12/10/1997
------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                 29.59%                           31.29%  09/16/1996
------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                   22.40%                           25.40%  12/16/1997
------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                 (2.87%)                          1.21%   12/19/1997
------------------------------------------------------------------------------------------------
Aetna International VP                        17.10%                           19.69%  12/22/1997
------------------------------------------------------------------------------------------------
Aetna Legacy VP                                5.30%  10.10%                   10.89%  07/05/1995
------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                    3.84%   3.81%   3.67%   4.13%
------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP              (14.20%)                         (10.70%) 12/15/1997
------------------------------------------------------------------------------------------------
Aetna Small Company VP                        (0.46%)                          15.36%  12/27/1996
------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                    20.52%                           29.12%  12/13/1996
------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            17.49%  14.99%  15.46%           16.97%  05/05/1993
------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                          32.10%  24.28%  19.60%           19.04%  05/05/1993
------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund               25.75%  22.52%                   20.64%  05/02/1994
------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                           30.41%  21.63%  19.86%           20.06%  05/05/1993
------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)          14.49%  14.50%  12.82%  11.15%
------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)        9.92%  15.98%  16.96%  13.86%
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)              37.37%  23.56%  19.88%  17.59%
------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)            11.02%  10.75%   8.02%   8.40%
------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio          28.00%  23.14%                   26.68%  01/03/1995
------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio       32.21%  15.95%  17.52%           20.06%  09/13/1993
------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                32.24%  22.06%  17.29%           17.67%  09/13/1993
------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio          7.43%   8.32%   8.63%            8.17%  09/13/1993
------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                  33.59%  23.49%  19.56%           19.03%  09/13/1993
------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio        26.96%  24.72%  19.46%           22.14%  09/13/1993
------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust            (20.87%)  1.42%   2.26%            3.33%  10/14/1991
------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA         12.36%  16.25%   7.98%           10.77%  11/12/1990
------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA             1.31%   6.17%   5.19%            5.15%  05/03/1993
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities      27.69%                           23.60%  11/27/1997
Portfolio
------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners   27.69%  12.10%  13.52%  19.16%
MFS Emerging Equities(3)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth        21.12%                           17.02%  11/27/1997
Portfolio
------------------------------------------------------------------------------------------------
American Century VP Capital
Appreciation/Portfolio Partners MFS Research  21.12%   2.92%   6.49%   9.55%
Growth(3)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio 24.80%                           23.90%  11/27/1997
------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio         24.80%  18.60%  15.15%  12.96%
Partners MFS Value Equity(3)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International      17.27%                           17.21%  11/27/1997
Growth Portfolio
------------------------------------------------------------------------------------------------
Scudder International Portfolio Class
A/Portfolio Partners Scudder International    17.27%  12.46%   8.73%  10.30%
Growth(3)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth       25.65%                           25.36%  11/27/1997
Equity Portfolio
------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T.
Rowe Price Growth Equity(3)                   25.65%  20.98%  18.90%           18.64%  01/09/1989
------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was 3.52%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT C

                                      Index

Statement of Assets and Liabilities....................................... S-2
Statements of Operations and Changes in Net Assets........................ S-6
Condensed Financial Information .......................................... S-7
Notes to Financial Statements ............................................ S-27
Independent Auditors' Report.............................................. S-41

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998

ASSETS:
Investments, at net asset value: (Note 1)
                                                                                                      Net
                                                                Shares            Cost               Assets
                                                                ------            ----               ------
 Aetna Ascent VP:                                              6,134,112        $84,102,680        $86,000,256
 Aetna Balanced VP:                                           64,322,517        924,156,866      1,011,793,195
 Aetna Bond VP:                                               29,408,694        379,592,879        384,077,541
 Aetna Crossroads VP:                                          5,563,073         73,501,226         74,100,133
 Aetna Get Fund, Series B:                                     4,080,903         52,990,050         59,581,177
 Aetna Get Fund, Series C:                                    13,705,460        145,612,096        198,180,953
 Aetna Get Fund, Series D:                                    26,960,783        270,904,139        270,980,130
 Aetna Growth and Income VP:                                 193,821,381      6,185,564,837      6,175,149,210
 Aetna Growth VP:                                              4,793,106         57,756,294         64,850,726
 Aetna High Yield VP:                                            137,652          1,348,506          1,244,378
 Aetna Index Plus Bond VP:                                       139,903          1,485,972          1,425,611
 Aetna Index Plus Large Cap VP:                               13,588,180        200,817,845        239,016,092
 Aetna Index Plus Mid Cap VP:                                    337,416          3,695,668          4,116,477
 Aetna Index Plus Small Cap VP:                                  502,348          4,557,249          4,953,155
 Aetna International VP:                                         173,945          1,962,427          2,016,027
 Aetna Legacy VP:                                              4,311,341         53,451,493         53,331,289
 Aetna Money Market VP:                                       19,342,066        253,530,714        258,939,971
 Aetna Real Estate Securities VP:                                183,009          1,671,798          1,561,066
 Aetna Small Company VP:                                       3,751,125         48,380,625         47,976,886
 Aetna Value Opportunity VP:                                   1,997,581         25,293,161         28,785,139
 Calvert Social Balanced Portfolio:                           29,902,390         54,315,545         63,901,407
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                     8,898,556        188,619,345        226,201,287
  Growth Portfolio:                                            5,135,023        170,211,305        230,408,503
  High Income Portfolio:                                         139,771          1,602,694          1,611,556
  Overseas Portfolio:                                            738,883         14,561,214         14,814,602
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                     1,470,246         22,725,399         26,699,659
  Contrafund Portfolio:                                       14,733,278        253,946,769        360,081,326
  Index 500 Portfolio:                                           660,901         66,696,529         93,352,318
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                10,591,848        192,335,439        292,229,082
  Balanced Portfolio:                                          4,216,755         74,736,185         94,876,992
  Flexible Income Portfolio:                                   2,694,962         32,325,750         32,501,248
  Growth Portfolio:                                            5,647,105         98,534,718        132,932,852
  Worldwide Growth Portfolio:                                 21,182,596        478,559,912        616,201,712
 Lexington Emerging Markets Fund:                                722,126          5,748,692          4,094,455
 Lexington Natural Resources Trust Fund:                       1,789,785         25,967,652         19,741,327
 MFS Funds:
  Total Return Series:                                            21,290            364,758            385,767
 Oppenheimer Funds:
  Global Securities Fund:                                         44,228            885,530            976,121
  Strategic Bond Fund:                                           440,840          2,233,363          2,257,099
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:                         7,831,597        346,198,947        434,183,761
  PPI MFS Research Growth Portfolio:                          20,275,336        201,414,681        242,087,516
  PPI MFS Value Equity Portfolio:                              3,985,534        120,187,249        150,852,476
  PPI Scudder International Growth Portfolio:                 12,050,466        183,514,369        201,965,809
  PPI T. Rowe Price Growth Equity Portfolio:                   3,903,977        170,360,011        215,928,990
                                                                            ---------------    ---------------
NET ASSETS                                                                  $11,476,422,581    $12,426,365,277
                                                                            ===============    ===============

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998 (continued):

Net Assets represented by:
Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Ascent VP:
  Annuity contracts in accumulation ............................................       $86,000,256
Aetna Balanced VP:
  Annuity contracts in accumulation ............................................       982,574,403
  Annuity contracts in payment period ..........................................        29,218,792
Aetna Bond VP:
  Annuity contracts in accumulation ............................................       377,693,504
  Annuity contracts in payment period ..........................................         6,384,037
Aetna Crossroads VP:
  Annuity contracts in accumulation ............................................        74,028,644
  Annuity contracts in payment period ..........................................            71,489
Aetna Get Fund, Series B:
  Annuity contracts in accumulation ............................................        59,581,177
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ............................................       198,180,953
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ............................................       270,980,130
Aetna Growth and Income VP:
  Annuity contracts in accumulation ............................................     5,846,282,205
  Annuity contracts in payment period ..........................................       328,867,005
Aetna Growth VP:
  Annuity contracts in accumulation ............................................        64,734,239
  Annuity contracts in payment period ..........................................           116,487
Aetna High Yield VP:
  Annuity contracts in accumulation ............................................         1,244,378
Aetna Index Plus Bond VP:
  Annuity contracts in accumulation ............................................         1,425,611
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ............................................       238,578,749
  Annuity contracts in payment period ..........................................           437,343
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ............................................         4,116,477
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ............................................         4,953,155
Aetna International VP:
  Annuity contracts in accumulation ............................................         2,016,027
Aetna Legacy VP:
  Annuity contracts in accumulation ............................................        53,070,226
  Annuity contracts in payment period ..........................................           261,063
Aetna Money Market VP:
  Annuity contracts in accumulation ............................................       258,856,854
  Annuity contracts in payment period ..........................................            83,117
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ............................................         1,561,066
Aetna Small Company VP:
  Annuity contracts in accumulation ............................................        47,966,985
  Annuity contracts in payment period ..........................................             9,901

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998 (continued):

Aetna Value Opportunity VP:
  Annuity contracts in accumulation ...................     $28,785,139
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ...................      63,901,407
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ...................     226,201,287
 Growth Portfolio:
  Annuity contracts in accumulation ...................     230,408,503
 High Income Portfolio:
  Annuity contracts in accumulation ...................       1,611,556
 Overseas Portfolio:
  Annuity contracts in accumulation ...................      14,814,602
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ...................      26,699,659
 Contrafund Portfolio:
  Annuity contracts in accumulation ...................     360,081,326
 Index 500 Portfolio:
  Annuity contracts in accumulation ...................      93,352,318
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ...................     292,229,082
 Balanced Portfolio:
  Annuity contracts in accumulation ...................      94,876,992
 Flexible Income Portfolio:
  Annuity contracts in accumulation ...................      32,501,248
 Growth Portfolio:
  Annuity contracts in accumulation ...................     132,697,360
  Annuity contracts in payment period .................         235,492
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ...................     615,835,740
  Annuity contracts in payment period .................         365,972
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ...................       4,094,455
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ...................      19,741,327
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation ...................         385,767
Oppenheimer Funds:
 Global Securities Fund:
  Annuity contracts in accumulation ...................         976,121
 Strategic Bond Fund:
  Annuity contracts in accumulation ...................       2,253,578
  Annuity contracts in payment period .................           3,521

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998 (continued):

Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ......       $434,156,330
  Annuity contracts in payment period ....             27,431
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ......        242,087,516
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ......        150,852,476
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ......        201,965,809
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ......        215,872,943
  Annuity contracts in payment period ....             56,047
                                              ---------------
                                              $12,426,365,277
                                              ===============



See Notes to Financial Statements

Variable Annuity Account C
Statements of Operations and Changes in Net Assets

                                                                                     Year ended December 31,
                                                                                    1998                  1997
                                                                            -------------------   -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..............................................................      $1,447,620,640        $1,552,106,208
Expenses: (Notes 2 and 5)
 Valuation period deductions ............................................        (138,558,611)         (120,867,375)
                                                                             ----------------       ---------------
Net investment income ...................................................       1,309,062,029         1,431,238,833
                                                                             ----------------       ---------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ....................................................       2,443,668,181         2,013,561,413
 Cost of investments sold ...............................................       2,067,610,422         1,773,010,971
                                                                             ----------------       ---------------
  Net realized gain .....................................................         376,057,759           240,550,442
Net unrealized gain on investments: (Note 5)
 Beginning of year ......................................................         915,465,761           612,391,085
 End of year ............................................................         949,942,696           915,465,761
                                                                             ----------------       ---------------
  Net change in unrealized gain .........................................          34,476,935           303,074,676
                                                                             ----------------       ---------------
Net realized and unrealized gain on investments .........................         410,534,694           543,625,118
                                                                             ----------------       ---------------
Net increase in net assets resulting from operations ....................       1,719,596,723         1,974,863,951
                                                                             ----------------       ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................       1,136,921,898         1,039,113,157
Transfer from the Company for mortality guarantee adjustments ...........             849,771             2,085,609
Transfers from the Company's fixed account options ......................         112,197,035           166,510,610
Transfer to the Company's other variable annuity accounts ...............         (66,773,776)          (88,238,000)
Redemptions by contract holders .........................................      (1,591,935,338)         (474,257,152)
Annuity payments ........................................................         (41,589,989)          (31,253,253)
Other ...................................................................           1,844,602             1,227,066
                                                                             ----------------       ---------------
 Net increase (decrease) in net assets from unit transactions (Note 5) ..        (448,485,797)          615,188,037
                                                                             ----------------       ---------------
Change in net assets ....................................................       1,271,110,926         2,590,051,988
NET ASSETS:
Beginning of year .......................................................      11,155,254,351         8,565,202,363
                                                                             ----------------       ---------------
End of year .............................................................     $12,426,365,277       $11,155,254,351
                                                                             ================       ===============

See Notes to Financial Statements

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998

------------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)              Units
                         --------------------------        in Value of               Outstanding        Reserves
                          Beginning       End of           Accumulation                 at End           at End
                           of Year         Year                Unit                    of Year           of Year
------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Qualified I                 $13.836       $14.260              3.06%                        347.4           $4,953
Qualified III                15.422        15.886              3.01%                     21,430.4          340,447
Qualified V                  15.363        15.800              2.84%                      1,408.7           22,258
Qualified VI                 15.422        15.886              3.01%                  3,508,677.1       55,739,609
Qualified VIII               15.419        15.882              3.00%                        803.0           12,754
Qualified X (1.15)           15.900        16.395              3.11%                     21,004.4          344,364
Qualified X (1.25)           15.860        16.337              3.01%                    592,246.9        9,675,801
Qualified XI                 15.514        16.028              3.31%                     80,753.8        1,294,336
Qualified XII (0.40)         13.239        14.086              6.40%    (11)             86,320.6        1,215,931
Qualified XII (0.45)          9.146         9.519              4.08%    (12)                778.8            7,414
Qualified XII (0.50)         10.475         9.848             (5.99%)    (5)              2,670.4           26,297
Qualified XII (0.75)          9.913         9.502             (4.15%)    (6)             43,141.8          409,924
Qualified XII (0.80)         10.604        10.101             (4.74%)    (5)            255,775.2        2,583,503
Qualified XII (0.85)         13.699        14.113              3.02%     (1)             70,990.9        1,001,901
Qualified XII (0.90)          9.227         9.953              7.87%    (10)                211.7            2,107
Qualified XII (0.95)         13.624        14.076              3.32%                     75,369.1        1,060,884
Qualified XII (1.00)         13.613        14.057              3.26%                    520,438.2        7,315,952
Qualified XII (1.05)         13.602        14.039              3.21%                     55,886.3          784,572
Qualified XII (1.10)         13.590        14.020              3.16%                      9,573.2          134,219
Qualified XII (1.15)         13.579        14.002              3.12%                     26,910.5          376,793
Qualified XII (1.20)         13.587        13.983              2.91%     (1)             90,247.0        1,261,945
Qualified XII (1.25)         13.557        13.965              3.01%                      1,249.2           17,444
Qualified XII (1.30)         13.546        13.946              2.95%                      1,424.3           19,864
Qualified XII (1.40)         14.731        13.910             (5.57%)    (5)                136.0            1,891
Qualified XII (1.50)         13.502        13.873              2.75%                     14,280.4          198,111
Qualified XIII               15.497        16.011              3.32%                     29,149.3          466,701
Qualified XV                 15.471        15.984              3.32%                     38,675.0          618,187
Qualified XVI                15.394        15.818              2.75%                     38,619.9          610,875
Qualified XVII               15.453        15.974              3.37%                      9,887.5          157,940
Qualified XVIII              15.892        16.427              3.37%                     17,853.0          293,279
------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Qualified I                  24.826        28.687             15.55%                     73,629.4        2,112,224
Qualified III                24.700        28.524             15.48%                  2,294,876.9       65,458,720
Qualified V                  18.777        21.650             15.30%                      2,680.4           58,031
Qualified VI                 18.811        21.723             15.48%                 25,990,902.2      564,602,474
Qualified VII                18.092        20.906             15.55%                    266,036.8        5,561,697
Qualified VIII               17.463        20.165             15.47%                      3,910.4           78,852
Qualified IX                 17.464        20.269             16.06%                      3,983.4           80,739
Qualified X (1.15)           18.889        21.836             15.60%                    167,719.9        3,662,292
Qualified X (1.25)           18.811        21.723             15.48%                  6,268,762.3      136,176,831
Qualified XI                 18.922        21.917             15.83%                    768,509.7       16,843,580
Qualified XII (0.40)         14.244        15.331              7.63%    (11)            653,272.0       10,015,389
Qualified XII (0.50)         10.369        11.077              6.83%     (4)            310,845.7        3,443,125
Qualified XII (0.75)         10.002        10.648              6.46%     (6)            183,346.5        1,952,257
Qualified XII (0.80)         10.646        11.358              6.69%     (5)          3,962,527.0       45,007,206
Qualified XII (0.85)         13.327        15.360             15.25%     (1)          1,379,122.4       21,183,810
Qualified XII (0.90)         10.451        11.157              6.76%     (4)              1,648.2           18,389
Qualified XII (0.95)         13.226        15.320             15.83%                    468,467.7        7,176,841
Qualified XII (1.00)         13.215        15.300             15.78%                  2,019,116.4       30,891,695
Qualified XII (1.05)         13.204        15.279             15.71%                     61,615.2          941,444
Qualified XII (1.10)         13.194        15.259             15.65%                     10,484.1          159,980
Qualified XII (1.15)         13.183        15.239             15.60%                    275,680.7        4,201,140
Qualified XII (1.20)         13.676        15.219             11.28%     (2)             33,673.0          512,471
Qualified XII (1.25)         13.161        15.199             15.49%                      1,535.4           23,337
Qualified XII (1.30)         13.150        15.179             15.43%                          7.8              118
Qualified XII (1.40)         14.278        15.139              6.03%     (5)                532.9            8,068

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                      ------------------------      in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP (continued):
Qualified XII (1.50)                     $13.107     $15.099           15.20%                            9,090.9       $137,262
Qualified XIII                            18.901      21.893           15.83%                          266,635.9      5,837,554
Qualified XV                              18.870      21.857           15.83%                          771,905.7     16,871,521
Qualified XVI                             18.776      21.629           15.19%                          385,861.9      8,345,934
Qualified XVII                            18.837      21.808           15.77%                          429,954.4      9,376,647
Qualified XVIII                           18.837      21.808           15.77%                          643,218.8     14,027,618
Qualified XIX                             24.861      28.800           15.84%                          122,357.8      3,523,901
Qualified XX                              24.735      28.636           15.77%                          149,576.3      4,283,256
Annuity contracts in payment period                                                                                  29,218,792
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Qualified I                               51.930      55.494            6.86%                           26,694.1      1,481,367
Qualified III                             51.330      54.819            6.80%                          994,987.1     54,544,521
Qualified V                               13.397      14.285            6.63%                            8,614.2        123,053
Qualified VI                              13.238      14.137            6.79%                       15,101,998.1    213,504,437
Qualified VII                             12.243      13.083            6.86%                          189,500.4      2,479,295
Qualified VIII                            12.190      13.018            6.79%                            5,300.1         68,997
Qualified IX                              12.330      13.221            7.23%                            4,239.4         56,049
Qualified X (1.15)                        13.293      14.211            6.91%                          102,449.7      1,455,907
Qualified X (1.25)                        13.238      14.137            6.79%                        2,490,831.9     35,214,126
Qualified XI                              13.316      14.264            7.12%                          389,465.9      5,555,291
Qualified XII (0.40)                      11.893      12.079            1.56%    (11)                  190,084.0      2,295,979
Qualified XII (0.50)                      10.118      10.662            5.38%     (4)                   88,895.1        947,790
Qualified XII (0.75)                      10.058      10.502            4.41%     (6)                   51,915.9        545,210
Qualified XII (0.80)                      10.157      10.650            4.85%     (5)                  771,660.4      8,217,815
Qualified XII (0.85)                      11.381      12.102            6.34%     (1)                  654,764.8      7,923,819
Qualified XII (0.90)                      10.070      10.654            5.80%     (3)                      383.2          4,082
Qualified XII (0.95)                      11.268      12.070            7.12%                          187,652.9      2,264,942
Qualified XII (1.00)                      11.258      12.054            7.07%                          802,875.7      9,677,807
Qualified XII (1.05)                      11.249      12.038            7.01%                           50,220.3        604,552
Qualified XII (1.10)                      11.240      12.022            6.96%                            2,532.3         30,443
Qualified XII (1.15)                      11.231      12.006            6.90%                          106,178.7      1,274,807
Qualified XII (1.20)                      11.283      11.990            6.27%     (2)                   23,608.3        283,072
Qualified XII (1.25)                      11.217      11.975            6.76%     (1)                    1,197.4         14,338
Qualified XII (1.30)                      11.203      11.959            6.75%                           59,442.7        710,861
Qualified XII (1.40)                      11.423      11.927            4.41%     (5)                      189.1          2,255
Qualified XII (1.50)                      11.166      11.896            6.54%                           27,679.9        329,273
Qualified XIII                            13.301      14.248            7.12%                          200,649.9      2,858,924
Qualified XV                              13.279      14.225            7.12%                          289,650.5      4,120,181
Qualified XVI                             13.213      14.076            6.53%                          199,388.3      2,806,677
Qualified XVII                            13.249      14.171            6.96%                          421,225.2      5,969,111
Qualified XVIII                           13.249      14.171            6.96%                          703,076.6      9,963,181
Qualified XIX                             51.975      55.625            7.02%                           18,270.8      1,016,314
Qualified XX                              51.374      54.949            6.96%                           24,550.7      1,349,028
Annuity contracts in payment period                                                                                   6,384,037
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Qualified III                             14.456      15.120            4.59%                           31,468.2        475,808
Qualified V                               14.400      15.038            4.43%                              266.3          4,005
Qualified VI                              14.456      15.120            4.59%                        2,863,811.8     43,301,656
Qualified VIII                            14.453      15.116            4.59%                            1,655.9         25,031
Qualified X (1.15)                        14.835      15.532            4.70%                           35,562.4        552,349
Qualified X (1.25)                        14.797      15.478            4.60%                          514,093.4      7,956,893
Qualified XI                              14.541      15.255            4.91%                           78,787.6      1,201,936
Qualified XII (0.40)                      12.991      13.628            4.90%    (11)                   51,877.8        706,979
Qualified XII (0.45)                       9.531       9.800            2.82%    (12)                      731.1          7,165
Qualified XII (0.50)                      10.298      10.086           (2.06%)    (4)                    1,126.5         11,362
Qualified XII (0.75)                       9.936       9.782           (1.55%)    (6)                   62,143.7        607,879

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                      ------------------------      in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP (continued):
Qualified XII (0.80)                     $10.524     $10.312           (2.01%)     (5)                213,969.6     $2,206,459
Qualified XII (0.85)                      13.063      13.654            4.52%      (1)                102,916.2      1,405,196
Qualified XII (0.95)                      12.980      13.618            4.92%                         105,585.7      1,437,839
Qualified XII (1.00)                      12.970      13.600            4.86%                         168,963.5      2,297,868
Qualified XII (1.05)                      12.959      13.582            4.81%                          38,256.6        519,594
Qualified XII (1.10)                      12.949      13.564            4.75%                          14,611.0        198,182
Qualified XII (1.15)                      12.938      13.546            4.70%                          24,882.2        337,055
Qualified XII (1.20)                      12.915      13.528            4.75%      (1)                499,874.0      6,762,356
Qualified XII (1.25)                      12.917      13.510            4.59%                           8,074.9        109,094
Qualified XII (1.30)                      12.906      13.492            4.54%                             520.6          7,025
Qualified XII (1.40)                      13.846      13.457           (2.81%)     (5)                    500.9          6,741
Qualified XII (1.50)                      12.864      13.421            4.33%                          22,767.6        305,573
Qualified XIII                            14.526      15.239            4.91%                          30,057.3        458,037
Qualified XV                              14.501      15.214            4.92%                         100,733.6      1,532,512
Qualified XVI                             14.430      15.055            4.33%                          32,996.7        496,765
Qualified XVII                            14.485      15.204            4.96%                          50,296.8        764,691
Qualified XVIII                           14.827      15.563            4.96%                          21,371.1        332,594
Annuity contracts in payment period                                                                                     71,489
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Qualified III                             20.718      24.374           17.65%                           2,484.4         60,555
Qualified VI                              20.718      24.374           17.65%                         985,962.2     24,031,914
Qualified X (1.25)                        20.718      24.374           17.65%                         256,573.6      6,253,743
Qualified XI                              20.840      24.592           18.00%                         239,997.9      5,901,967
Qualified XII (0.75)                      10.505      10.948            4.22%      (4)                  5,251.3         57,493
Qualified XII (1.00)                       9.974      10.323            3.50%      (6)                  2,321.4         23,963
Qualified XII (1.05)                      11.069      11.514            4.02%      (6)                277,120.5      3,190,757
Qualified XII (1.15)                      12.852      15.216           18.39%      (1)                 35,803.1        544,787
Qualified XII (1.20)                      12.870      15.186           18.00%                          13,718.5        208,336
Qualified XII (1.25)                      13.203      15.172           14.91%     (10)                865,901.2     13,137,159
Qualified XII (1.30)                      12.825      15.157           18.18%      (1)                 68,080.8      1,031,891
Qualified XII (1.40)                      12.845      15.127           17.77%                           1,060.3         16,040
Qualified XII (1.45)                      14.415      15.112            4.84%      (6)                  1,372.5         20,741
Qualified XIII                            20.818      24.565           18.00%                          93,996.0      2,309,015
Qualified XV                              20.783      24.524           18.00%                          86,349.0      2,117,644
Qualified XVI                             20.680      24.269           17.35%                           1,049.7         25,475
Qualified XVII                            20.718      24.374           17.65%                          26,655.2        649,697
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Qualified III                             12.636      15.904           25.86%                         737,715.1     11,732,640
Qualified VI                              12.636      15.904           25.86%                       7,446,679.1    118,432,185
Qualified XI                              12.685      16.014           26.24%                         761,714.6     12,197,745
Qualified XII (0.65)                      14.392      16.025           11.35%     (11)                 42,433.1        680,005
Qualified XII (0.75)                      10.520      11.696           11.18%      (4)                 14,905.0        174,326
Qualified XII (1.00)                      10.012      10.999            9.86%      (6)                 10,347.4        113,809
Qualified XII (1.05)                      11.056      12.202           10.37%      (5)              1,503,095.6     18,340,765
Qualified XII (1.15)                      12.877      16.050           24.64%      (1)                118,746.7      1,905,910
Qualified XII (1.20)                      12.685      16.014           26.24%                          75,185.0      1,203,977
Qualified XII (1.25)                      12.677      15.995           26.17%                       1,498,695.3     23,971,956
Qualified XII (1.30)                      12.841      15.977           24.42%      (1)                 20,116.4        321,400
Qualified XII (1.35)                      14.400      15.959           10.83%      (5)                  2,128.7         33,971
Qualified XII (1.40)                      12.653      15.940           25.98%                           4,413.8         70,358
Qualified XII (1.45)                      14.270      15.922           11.58%      (6)                  3,012.0         47,957
Qualified XII (1.75)                      12.596      15.813           25.54%                             495.7          7,839
Qualified XIII                            12.685      16.014           26.24%                         240,222.9      3,846,819
Qualified XV                              12.676      16.002           26.24%                         149,252.7      2,388,342
Qualified XVI                             12.613      15.835           25.55%                          38,452.8        608,917
Qualified XVII                            12.636      15.904           25.86%                         132,169.9      2,102,032
------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-----------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit          Increase (Decrease)             Units
                             ------------------------      in Value of              Outstanding       Reserves
                              Beginning     End of         Accumulation               at End           at End
                               of Year       Year              Unit                   of Year          of Year
-----------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Qualified III                   $9.997      $10.062            0.65%   (10)          1,665,880.7      $16,761,305
Qualified V                     10.020       10.058            0.38%   (11)              7,666.4           77,106
Qualified VI                     9.997       10.062            0.65%   (10)         11,162,070.9      112,307,489
Qualified IX                    10.039       10.065            0.26%   (12)              2,996.2           30,157
Qualified X (1.15)              10.009       10.062            0.53%   (11)            107,240.1        1,078,999
Qualified X (1.25)               9.997       10.062            0.65%   (10)          1,726,930.2       17,375,556
Qualified XI                     9.998       10.068            0.70%   (10)          1,733,084.5       17,449,528
Qualified XII (0.65)            10.020       10.076            0.56%   (11)             37,674.2          379,602
Qualified XII (0.75)            10.065       10.079            0.14%   (12)              5,093.2           51,334
Qualified XII (0.85)             9.998       10.071            0.73%   (10)            143,089.7        1,441,027
Qualified XII (1.00)             9.998       10.073            0.75%   (10)             17,547.2          176,755
Qualified XII (1.05)             9.998       10.072            0.74%   (10)          3,535,548.4       35,609,867
Qualified XII (1.20)             9.996       10.068            0.72%   (10)             94,345.5          949,916
Qualified XII (1.25)            10.000       10.067            0.67%   (10)          5,027,992.4       50,618,444
Qualified XII (1.30)             9.998       10.066            0.68%   (10)            217,493.5        2,189,324
Qualified XII (1.40)             9.997       10.064            0.67%   (10)             18,631.2          187,501
Qualified XII (1.55)            10.002       10.060            0.58%   (10)             32,997.9          331,971
Qualified XII (1.75)            10.019       10.056            0.37%   (11)              7,346.0           73,870
Qualified XIII                   9.998       10.068            0.70%   (10)            423,655.2        4,265,565
Qualified XV                     9.997       10.068            0.71%   (10)            433,459.3        4,364,276
Qualified XVI                    9.995       10.056            0.61%   (10)             91,815.2          923,270
Qualified XVII                   9.995       10.062            0.67%   (10)            113,411.8        1,141,096
Qualified XVIII                  9.997       10.062            0.65%   (10)            317,662.6        3,196,172
-----------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Qualified I                    285.511      323.019           13.14%                   140,708.4       45,451,460
Qualified III                  217.359      245.765           13.07%                 1,747,097.1      429,375,391
Qualified V                     22.179       25.037           12.89%                    13,723.7          343,603
Qualified VI                    22.194       25.094           13.07%               134,233,827.6    3,368,523,807
Qualified VII                   20.910       23.657           13.14%                 8,868,088.4      209,791,507
Qualified VIII                  20.609       23.301           13.06%                    46,913.0        1,093,115
Qualified IX                    20.525       23.323           13.63%                    18,215.5          424,846
Qualified X (1.15)              22.287       25.225           13.18%                   548,039.2       13,824,162
Qualified X (1.25)              22.194       25.094           13.07%                19,989,922.4      501,636,068
Qualified XI                    22.325       25.319           13.41%                 5,019,610.7      127,089,481
Qualified XII (0.40)            15.108       16.747           10.85%   (11)          2,888,621.7       48,375,779
Qualified XII (0.45)             9.561       10.152            6.18%   (12)              1,118.7           11,357
Qualified XII (0.50)            10.580       10.665            0.80%    (4)            719,561.3        7,673,863
Qualified XII (0.75)             9.935       10.133            1.99%    (6)            773,713.1        7,840,042
Qualified XII (0.80)            10.925       11.108            1.68%    (5)         15,809,881.3      175,619,924
Qualified XII (0.85)            14.694       16.779           14.19%    (1)          5,795,666.6       97,245,182
Qualified XII (0.90)            10.562       10.804            2.29%    (3)              8,242.8           89,055
Qualified XII (0.95)            14.756       16.735           13.41%                 2,224,466.5       37,225,732
Qualified XII (1.00)            14.744       16.713           13.35%                 9,871,040.8      164,971,221
Qualified XII (1.05)            14.732       16.691           13.30%                   326,490.2        5,449,309
Qualified XII (1.10)            14.720       16.669           13.24%                    33,835.9          563,996
Qualified XII (1.15)            14.708       16.647           13.18%                   581,225.8        9,675,416
Qualified XII (1.20)            14.696       16.625           13.13%                   224,760.7        3,736,553
Qualified XII (1.25)            14.684       16.603           13.07%                    35,132.5          583,294
Qualified XII (1.30)            14.672       16.581           13.01%                     2,879.7           47,748
Qualified XII (1.40)            16.562       16.537           (0.15%)   (4)                934.1           15,447
Qualified XII (1.50)            14.624       16.493           12.78%                    47,949.7          790,856
Qualified XIII                  22.301       25.291           13.41%                 2,491,029.4       63,000,811
Qualified XV                    22.264       25.249           13.41%                 4,070,904.3      102,786,499
Qualified XVI                   22.153       24.986           12.79%                 1,587,350.5       39,661,776
Qualified XVII                  22.226       25.193           13.35%                 5,670,690.8      142,862,116
Qualified XVIII                 22.226       25.193           13.35%                 6,366,412.9      160,389,491

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------------
                                                  Value               Increase
                                                Per Unit             (Decrease)               Units
                                        -------------------------    in Value of           Outstanding      Reserves
                                         Beginning       End of      Accumulation             at End         at End
                                          of Year         Year           Unit                of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XIX                             $285.918      $324.288        13.42%                 98,421.8    $31,917,036
Qualified XX                               217.668       246.731        13.35%                195,339.4     48,196,262
Annuity contracts in payment period                                                                        328,867,005
----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Qualified III                               11.392        13.597        19.36%     (9)             17.1            232
Qualified V                                 15.281        17.862        16.89%     (4)            196.7          3,513
Qualified VI                                13.173        17.912        35.98%              2,395,679.9     42,910,679
Qualified VIII                              14.183        17.909        26.27%     (2)            933.5         16,717
Qualified X (1.15)                          13.183        17.943        36.11%                 26,152.5        469,247
Qualified X (1.25)                          13.173        17.912        35.98%                289,055.2      5,177,468
Qualified XI                                13.202        18.005        36.38%                115,676.6      2,082,742
Qualified XII (0.40)                        15.200        18.018        18.54%    (11)         21,805.3        392,890
Qualified XII (0.45)                        10.444        11.470         9.82%    (12)            291.1          3,339
Qualified XII (0.50)                        10.479        12.397        18.30%     (4)         19,997.4        247,910
Qualified XII (0.75)                         9.925        11.449        15.36%     (6)         18,200.0        208,378
Qualified XII (0.80)                        11.326        13.030        15.05%     (5)        303,987.0      3,961,021
Qualified XII (0.85)                        13.357        18.036        35.03%     (1)         24,239.7        437,189
Qualified XII (0.90)                        10.958        12.681        15.72%     (4)            628.2          7,966
Qualified XII (0.95)                        13.202        18.005        36.38%                 25,777.5        464,120
Qualified XII (1.00)                        12.674        17.989        41.94%     (1)        194,080.7      3,491,376
Qualified XII (1.05)                        13.192        17.974        36.25%                 23,218.5        417,323
Qualified XII (1.10)                        13.188        17.958        36.17%                  1,760.5         31,615
Qualified XII (1.15)                        13.183        17.943        36.11%                 14,989.3        268,948
Qualified XII (1.20)                        14.173        17.927        26.49%     (2)          7,333.1        131,461
Qualified XII (1.25)                        12.876        17.912        39.11%     (1)          5,418.5         97,054
Qualified XII (1.40)                        15.724        17.865        13.62%     (5)            210.5          3,760
Qualified XII (1.50)                        13.027        17.834        36.90%     (1)          3,470.4         61,893
Qualified XIII                              13.202        18.005        36.38%                 81,692.7      1,470,865
Qualified XV                                13.202        18.005        36.38%                 59,373.8      1,069,017
Qualified XVI                               13.149        17.834        35.63%                 36,839.4        657,009
Qualified XVII                              13.173        17.912        35.98%                 25,257.0        452,395
Qualified XVIII                             15.603        18.010        15.43%     (5)         11,000.2        198,112
Annuity contracts in payment period                                                                            116,487
----------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Qualified VI                                 9.969         9.212        (7.59%)    (5)         91,056.3        838,818
Qualified X (1.25)                           9.968         9.212        (7.58%)    (6)          7,393.7         68,111
Qualified XI                                 9.216         9.231         0.16%    (11)          1,841.9         17,003
Qualified XII (0.40)                         9.125         9.238         1.24%    (11)          1,146.3         10,589
Qualified XII (0.50)                         9.961         9.260        (7.04%)    (5)            834.1          7,723
Qualified XII (0.75)                        10.145         9.284        (8.49%)    (7)              0.3              3
Qualified XII (0.80)                         9.939         9.241        (7.02%)    (6)         15,410.5        142,405
Qualified XII (0.85)                         9.899         9.238        (6.68%)    (8)            643.7          5,946
Qualified XII (0.95)                        10.078         9.231        (8.40%)    (7)            798.8          7,374
Qualified XII (1.00)                         9.149         9.228         0.86%     (9)          9,210.9         84,998
Qualified XII (1.05)                         9.995         9.225        (7.70%)    (6)            110.4          1,019
Qualified XII (1.10)                         9.096         9.222         1.39%     (9)             10.2             94
Qualified XII (1.15)                         9.959         9.218        (7.44%)    (6)          1,725.0         15,902
Qualified XII (1.20)                         9.935         9.215        (7.25%)    (6)            131.8          1,215
Qualified XIII                               8.889         9.231         3.85%    (10)             16.5            153
Qualified XV                                10.044         9.231        (8.09%)    (7)          1,308.2         12,076
Qualified XVI                                9.616         9.196        (4.37%)    (8)             64.5            593
Qualified XVII                               9.135         9.212         0.84%    (12)          2,225.0         20,497
Qualified XVIII                             10.003         9.212        (7.91%)    (6)          1,070.3          9,859
----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Qualified III                               10.128        10.578         4.44%     (5)        134,777.2      1,425,611
----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)             Units
                                      ------------------------      in Value of              Outstanding      Reserves
                                       Beginning     End of         Accumulation                at End         at End
                                        of Year       Year              Unit                   of Year         of Year
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Qualified V                              $14.414     $18.704            29.76%                    3,164.5        $59,187
Qualified VI                              14.444      18.772            29.96%                7,100,482.5    133,292,287
Qualified VIII                            14.443      18.769            29.95%                      843.6         15,833
Qualified X (1.15)                        14.463      18.815            30.09%                   45,787.2        861,504
Qualified X (1.25)                        14.444      18.772            29.96%                  616,723.6     11,577,311
Qualified XI                              14.500      18.902            30.36%                  386,035.6      7,296,824
Qualified XII (0.40)                      16.874      18.916            12.10%      (11)         87,237.6      1,650,175
Qualified XII (0.45)                      10.639      11.307             6.28%      (12)            859.2          9,715
Qualified XII (0.50)                      10.708      12.019            12.24%       (4)         13,477.2        161,986
Qualified XII (0.75)                      10.015      11.286            12.69%       (6)         48,831.3        551,106
Qualified XII (0.80)                      11.117      12.587            13.22%       (5)      1,974,900.4     24,858,384
Qualified XII (0.85)                      14.692      18.945            28.95%       (1)        459,427.5      8,704,042
Qualified XII (0.90)                      10.648      12.206            14.63%       (3)          2,383.9         29,098
Qualified XII (0.95)                      14.500      18.902            30.36%                  108,387.2      2,048,730
Qualified XII (1.00)                      14.491      18.880            30.29%                  648,540.4     12,244,624
Qualified XII (1.05)                      14.481      18.859            30.23%                   51,170.0        964,995
Qualified XII (1.10)                      14.472      18.837            30.16%                   10,487.9        197,560
Qualified XII (1.15)                      14.463      18.815            30.09%                   26,209.5        493,143
Qualified XII (1.20)                      14.453      18.794            30.04%                   28,911.2        543,351
Qualified XII (1.25)                      14.444      18.772            29.96%                      593.5         11,141
Qualified XII (1.30)                      14.435      18.751            29.90%                   12,423.1        232,941
Qualified XII (1.40)                      16.556      18.708            13.00%       (5)            172.5          3,228
Qualified XII (1.50)                      14.397      18.665            29.65%                   16,814.2        313,835
Qualified XIII                            14.500      18.902            30.36%                  145,736.2      2,754,698
Qualified XIV                             14.444      18.772            29.96%                1,302,824.7     24,456,998
Qualified XV                              14.489      18.888            30.36%                  136,251.8      2,573,507
Qualified XVI                             14.418      18.691            29.64%                   68,840.7      1,286,721
Qualified XVII                            14.452      18.802            30.10%                   48,458.7        911,108
Qualified XVIII                           16.559      18.876            13.99%       (5)         25,149.7        474,717
Annuity contracts in payment period                                                                              437,343
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Qualified III                              9.928      11.338            14.20%       (5)         35,201.0        399,109
Qualified VI                              10.107      10.891             7.76%       (5)        146,921.2      1,600,074
Qualified X (1.25)                         9.925      10.891             9.73%       (5)         35,030.5        381,506
Qualified XI                               7.633      10.913            42.97%      (10)          5,165.7         56,375
Qualified XII (0.40)                       9.480      10.921            15.20%      (11)          1,186.8         12,961
Qualified XII (0.50)                      10.050      10.947             8.93%       (5)          2,661.9         29,140
Qualified XII (0.75)                       9.822      11.183            13.86%       (6)          1,622.7         18,147
Qualified XII (0.80)                       9.576      10.925            14.09%       (6)         80,312.2        877,375
Qualified XII (0.85)                       9.028      10.921            20.97%       (8)          5,681.1         62,042
Qualified XII (0.95)                      10.108      10.913             7.96%       (5)            564.1          6,156
Qualified XII (1.00)                       7.996      10.909            36.43%       (9)         24,015.5        261,997
Qualified XII (1.05)                       9.624      10.906            13.32%       (7)            167.7          1,829
Qualified XII (1.10)                       9.772      10.902            11.56%      (12)              2.6             28
Qualified XII (1.15)                       9.105      10.898            19.69%       (8)             95.5          1,040
Qualified XII (1.20)                       9.662      10.894            12.75%       (6)            451.6          4,920
Qualified XII (1.30)                       9.805      10.887            11.04%      (11)             40.6            442
Qualified XII (1.50)                       9.216      10.872            17.97%       (8)             44.9            488
Qualified XIII                             9.927      10.913             9.93%       (5)          9,117.4         99,501
Qualified XV                               9.962      10.913             9.55%       (5)         26,111.0        284,957
Qualified XVI                              9.946      10.872             9.31%       (7)            202.8          2,204
Qualified XVIII                            9.017      10.891            20.78%       (8)          1,486.1         16,186
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Qualified III                             10.193       9.157           (10.16%)      (5)         81,388.0        745,282
Qualified V                                6.661       8.806            32.20%      (10)              7.3             64
Qualified VI                               9.996       8.815           (11.81%)      (5)        253,183.9      2,231,889

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                 Per Unit           Increase (Decrease)           Units
                                          -----------------------       in Value of            Outstanding      Reserves
                                           Beginning     End of         Accumulation              at End         at End
                                            of Year       Year              Unit                 of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP (continued):
Qualified X (1.25)                           $9.918      $8.815            (11.12%)    (5)         40,793.4       $359,606
Qualified XI                                  6.425       8.834             37.49%    (10)          6,054.3         53,481
Qualified XII (0.40)                          8.071       8.840              9.53%    (11)          3,928.4         34,727
Qualified XII (0.50)                          9.328       8.861             (5.01%)    (6)             17.2            153
Qualified XII (0.75)                          9.642       9.201             (4.57%)    (6)          1,480.7         13,624
Qualified XII (0.80)                          9.269       8.843             (4.60%)    (6)         90,819.3        803,093
Qualified XII (0.85)                          8.464       8.840              4.44%     (8)          6,564.0         58,024
Qualified XII (0.90)                          9.582       8.837             (7.77%)    (7)             62.0            548
Qualified XII (0.95)                          9.366       8.834             (5.68%)    (6)          2,625.2         23,190
Qualified XII (1.00)                          9.580       8.831             (7.82%)    (7)         27,046.5        238,835
Qualified XII (1.05)                          9.530       8.827             (7.38%)    (7)            329.5          2,909
Qualified XII (1.15)                          9.569       8.821             (7.82%)    (7)          1,234.1         10,887
Qualified XII (1.20)                          9.244       8.818             (4.61%)    (6)            989.0          8,721
Qualified XII (1.30)                          8.198       8.812              7.49%    (11)             48.7            429
Qualified XII (1.50)                          7.150       8.800             23.08%     (8)             77.6            683
Qualified XIII                                9.997       8.834            (11.63%)    (5)         12,799.8        113,068
Qualified XV                                  9.876       8.834            (10.55%)    (5)         26,256.7        231,941
Qualified XVI                                 9.775       8.800             (9.97%)    (5)            597.9          5,261
Qualified XVII                                6.682       8.815             31.92%    (10)            748.3          6,597
Qualified XVIII                               8.454       8.815              4.27%     (8)          1,150.8         10,143
--------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Qualified VI                                 10.182       9.765             (4.10%)    (5)         97,659.7        953,611
Qualified X (1.25)                           10.182       9.765             (4.10%)    (5)         25,090.2        244,996
Qualified XI                                  8.779       9.785             11.46%    (10)            583.1          5,705
Qualified XII (0.45)                          9.231       9.567              3.64%    (12)             61.4            587
Qualified XII (0.50)                          8.967       9.815              9.46%    (11)            561.5          5,512
Qualified XII (0.75)                          9.600       9.550             (0.52%)    (8)              7.1             68
Qualified XII (0.80)                         10.043       9.795             (2.47%)    (6)         45,800.6        448,617
Qualified XII (0.85)                          9.580       9.792              2.21%     (8)          8,719.1         85,374
Qualified XII (0.95)                         10.103       9.785             (3.15%)    (5)          1,246.5         12,197
Qualified XII (1.00)                         10.061       9.781             (2.78%)    (5)         14,897.8        145,723
Qualified XII (1.05)                          8.935       9.778              9.43%     (8)            182.1          1,781
Qualified XII (1.15)                          9.763       9.771              0.08%     (8)            166.5          1,627
Qualified XII (1.20)                          9.973       9.768             (2.06%)    (6)            122.9          1,201
Qualified XIII                               10.183       9.785             (3.91%)    (5)          7,766.6         75,995
Qualified XV                                  9.974       9.785             (1.89%)    (8)            168.2          1,646
Qualified XVI                                 9.737       9.748              0.11%     (6)          1,095.3         10,677
Qualified XVIII                              10.021       9.765             (2.55%)    (6)          2,121.1         20,710
--------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Qualified III                                13.491      14.248              5.61%                 95,526.3      1,361,074
Qualified V                                  13.439      14.171              5.45%                    536.8          7,607
Qualified VI                                 13.491      14.248              5.61%              1,971,280.9     28,087,126
Qualified X (1.15)                           13.583      14.360              5.72%                 76,396.2      1,097,045
Qualified X (1.25)                           13.550      14.310              5.61%                507,368.3      7,260,552
Qualified XI                                 13.571      14.375              5.92%                 63,385.3        911,193
Qualified XII (0.40)                         12.598      13.111              4.07%    (11)         19,291.3        252,937
Qualified XII (0.50)                         10.115      10.293              1.76%     (6)            165.1          1,699
Qualified XII (0.75)                          9.977      10.054              0.77%     (6)         21,150.2        212,634
Qualified XII (0.80)                         10.359      10.423              0.62%     (5)        418,989.2      4,367,015
Qualified XII (0.85)                         12.497      13.136              5.11%     (1)         61,042.9        801,884
Qualified XII (0.90)                         10.390      10.351             (0.38%)    (5)             37.0            383
Qualified XII (0.95)                         12.369      13.102              5.93%                 55,493.5        727,061
Qualified XII (1.00)                         12.358      13.084              5.87%                190,406.2      2,491,362
Qualified XII (1.05)                         12.348      13.067              5.82%                 62,452.8        816,080
Qualified XII (1.10)                         12.338      13.050              5.77%                  3,369.4         43,971
Qualified XII (1.15)                         12.328      13.033              5.72%                 23,052.4        300,435

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                      ------------------------      in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP (continued):
Qualified XII (1.20)                     $12.606     $13.015             3.24%      (2)                 61,972.6       $806,604
Qualified XII (1.25)                      12.308      12.998             5.61%                           5,866.3         76,253
Qualified XII (1.30)                      12.298      12.981             5.55%                          30,754.8        399,233
Qualified XII (1.50)                      12.257      12.913             5.35%                          14,096.9        182,030
Qualified XIII                            13.557      14.361             5.93%                          17,755.5        254,980
Qualified XV                              13.534      14.336             5.93%                          80,906.6      1,159,876
Qualified XVI                             13.467      14.187             5.35%                          32,088.1        455,223
Qualified XVII                            13.518      14.327             5.98%                          10,683.7        153,062
Qualified XVIII                           13.577      14.389             5.98%                          58,579.8        842,907
Annuity contracts in payment period                                                                                     261,063
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Qualified I                               41.763      43.523             4.21%                          31,408.3      1,366,973
Qualified III                             41.174      42.883             4.15%                         564,537.2     24,209,040
Qualified V                               11.888      12.362             3.99%                          16,631.9        205,599
Qualified VI                              11.951      12.447             4.15%                      10,102,496.1    125,745,345
Qualified VII                             11.867      12.367             4.21%                         349,707.5      4,324,917
Qualified VIII                            11.509      11.986             4.14%                           3,278.4         39,294
Qualified IX                              11.827      12.349             4.41%                           1,816.8         22,435
Qualified X (1.15)                        12.002      12.512             4.25%                         190,680.2      2,385,820
Qualified X (1.25)                        11.951      12.447             4.15%                       2,329,194.7     28,991,388
Qualified XI                              12.022      12.558             4.46%                         230,562.1      2,895,449
Qualified XII (0.40)                      11.148      11.225             0.69%     (11)                107,235.3      1,203,719
Qualified XII (0.50)                      10.050      10.399             3.47%      (4)                 34,355.4        357,246
Qualified XII (0.75)                      10.022      10.283             2.60%      (6)                 26,809.9        275,699
Qualified XII (0.80)                      10.136      10.414             2.74%      (5)              1,574,453.7     16,396,164
Qualified XII (0.85)                      10.799      11.246             4.14%      (1)                396,668.8      4,461,110
Qualified XII (0.90)                      10.297      10.381             0.82%     (10)                  1,235.3         12,824
Qualified XII (0.95)                      10.738      11.217             4.46%                         127,185.5      1,426,606
Qualified XII (1.00)                      10.729      11.202             4.41%                       1,039,908.8     11,649,013
Qualified XII (1.05)                      10.720      11.187             4.36%                          43,460.6        486,200
Qualified XII (1.10)                      10.711      11.172             4.30%                           6,783.6         75,790
Qualified XII (1.15)                      10.702      11.158             4.26%                          76,593.5        854,604
Qualified XII (1.20)                      10.761      11.143             3.55%      (2)                 15,146.8        168,779
Qualified XII (1.25)                      10.746      11.128             3.55%      (2)                  6,648.9         73,991
Qualified XII (1.30)                      10.676      11.114             4.10%                          13,000.2        144,478
Qualified XII (1.40)                      10.821      11.084             2.43%      (5)                    160.5          1,779
Qualified XII (1.50)                      10.641      11.055             3.89%                          13,218.2        146,126
Qualified XIII                            12.009      12.545             4.46%                         132,737.2      1,665,127
Qualified XV                              11.989      12.524             4.46%                         300,194.8      3,759,548
Qualified XVI                             11.929      12.393             3.89%                         123,429.0      1,529,681
Qualified XVII                            11.951      12.447             4.15%                         553,914.9      6,894,555
Qualified XVIII                           11.951      12.447             4.15%                         853,247.4     10,620,334
Qualified XIX                             41.763      43.523             4.21%                          29,827.3      1,298,164
Qualified XX                              41.174      42.883             4.15%                         120,538.6      5,169,057
Annuity contracts in payment period                                                                                      83,117
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Qualified VI                              10.126       8.873           (12.37%)     (5)                 90,949.1        806,970
Qualified VIII                            10.031       8.872           (11.55%)     (7)                    182.8          1,622
Qualified X (1.25)                         9.904       8.873           (10.41%)     (6)                 12,789.0        113,474
Qualified XI                               8.634       8.891             2.98%     (10)                    672.8          5,982
Qualified XII (0.40)                       8.679       8.898             2.52%     (11)                  1,098.6          9,775
Qualified XII (0.50)                       9.655       8.919            (7.62%)     (6)                    649.4          5,792
Qualified XII (0.75)                       9.792       8.944            (8.66%)     (6)                      8.6             77
Qualified XII (0.80)                      10.041       8.900           (11.36%)     (7)                 27,224.5        242,309
Qualified XII (0.85)                      10.041       8.897           (11.39%)     (7)                    397.9          3,540
Qualified XII (0.95)                      10.053       8.891           (11.56%)     (5)                 15,245.1        135,547

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                                       Value
                                                     Per Unit             Increase (Decrease)            Units
                                              -----------------------         in Value of             Outstanding      Reserves
                                               Beginning     End of           Accumulation               at End         at End
                                                of Year       Year                Unit                  of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP (continued):
Qualified XII (1.00)                             $9.214      $8.888               (3.54%)    (9)           6,500.0        $57,773
Qualified XII (1.05)                              9.899       8.885              (10.24%)    (6)             131.2          1,166
Qualified XII (1.10)                              9.159       8.882               (3.02%)    (9)              15.5            138
Qualified XII (1.15)                             10.034       8.879              (11.51%)    (7)           2,845.4         25,264
Qualified XII (1.20)                              9.633       8.876               (7.86%)    (6)             371.7          3,299
Qualified XIII                                   10.127       8.891              (12.20%)    (5)          11,639.0        103,484
Qualified XV                                     10.024       8.891              (11.30%)    (5)           1,414.9         12,580
Qualified XVI                                     8.524       8.857                3.91%     (9)           1,342.4         11,890
Qualified XVIII                                   9.907       8.873              (10.44%)    (6)           2,297.4         20,384
---------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Qualified V                                      13.186      13.595                3.10%     (1)              11.6            158
Qualified VI                                     13.654      13.633               (0.15%)              1,696,713.8     23,131,181
Qualified VIII                                   13.346      13.631                2.14%     (1)             105.6          1,440
Qualified X (1.15)                               13.664      13.657               (0.05%)                 20,254.4        276,606
Qualified X (1.25)                               13.654      13.633               (0.15%)                208,453.6      2,841,833
Qualified XI                                     13.684      13.704                0.15%                  61,244.3        839,286
Qualified XII (0.40)                             12.820      13.714                6.97%    (11)          15,613.9        214,129
Qualified XII (0.45)                              8.583       9.176                6.91%    (12)             317.8          2,916
Qualified XII (0.50)                             10.719       9.312              (13.13%)    (4)           7,540.9         70,221
Qualified XII (0.75)                              9.812       9.159               (6.66%)    (6)          13,042.9        119,462
Qualified XII (0.80)                             10.578       9.764               (7.70%)    (5)       1,165,744.5     11,382,850
Qualified XII (0.85)                             13.558      13.728                1.25%     (1)          25,298.1        347,283
Qualified XII (0.90)                             10.939       9.513              (13.04%)    (4)           2,603.8         24,770
Qualified XII (0.95)                             13.684      13.704                0.15%                  44,944.2        615,911
Qualified XII (1.00)                             14.234      13.692               (3.81%)    (2)         404,068.0      5,532,521
Qualified XII (1.05)                             13.674      13.680                0.04%                   5,235.3         71,620
Qualified XII (1.10)                             13.669      13.668               (0.01%)                  6,323.0         86,425
Qualified XII (1.15)                             13.664      13.657               (0.05%)                  9,141.2        124,838
Qualified XII (1.20)                             14.380      13.645               (5.11%)    (2)          24,930.3        340,167
Qualified XII (1.25)                             13.203      13.633                3.26%     (1)           7,547.6        102,896
Qualified XII (1.40)                             11.872      13.598               14.54%     (9)              71.7            975
Qualified XII (1.50)                             13.629      13.574               (0.40%)                  3,580.5         48,602
Qualified XIII                                   13.684      13.704                0.15%                  52,935.6        725,425
Qualified XV                                     13.684      13.704                0.15%                  49,514.4        678,541
Qualified XVI                                    13.629      13.574               (0.40%)                 21,070.1        286,008
Qualified XVII                                   13.654      13.633               (0.15%)                  4,296.5         58,574
Qualified XVIII                                  15.646      13.708              (12.39%)    (5)           3,089.3         42,347
Annuity contracts in payment period                                                                                         9,901
---------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Qualified III                                    11.472      12.088                5.37%     (5)          33,957.0        410,457
Qualified V                                      14.922      15.985                7.12%     (4)             116.2          1,857
Qualified VI                                     13.261      16.030               20.88%               1,079,290.5     17,300,643
Qualified VIII                                   14.070      16.028               13.92%     (2)             170.3          2,730
Qualified X (1.25)                               13.261      16.030               20.88%                 112,738.5      1,807,157
Qualified XI                                     13.290      16.113               21.24%                  54,627.0        880,205
Qualified XII (0.40)                             13.986      16.125               15.29%    (11)          11,799.4        190,264
Qualified XII (0.50)                             10.508      11.369                8.19%     (4)             992.7         11,286
Qualified XII (0.75)                              9.921      10.620                7.05%     (6)          14,488.0        153,864
Qualified XII (0.80)                             10.972      11.692                6.56%     (5)         350,825.7      4,101,946
Qualified XII (0.85)                             13.404      16.141               20.42%     (1)          15,014.4        242,346
Qualified XII (0.90)                             10.515      11.462                9.01%     (3)           3,526.4         40,419
Qualified XII (0.95)                             13.290      16.113               21.24%                  29,112.3        469,087
Qualified XII (1.00)                             12.765      16.099               26.12%     (1)          98,683.4      1,588,714
Qualified XII (1.05)                             13.281      16.085               21.11%                   3,647.9         58,677
Qualified XII (1.10)                             13.276      16.071               21.05%                   1,219.4         19,598

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)       Units
                                         ------------------------      in Value of        Outstanding       Reserves
                                          Beginning     End of         Accumulation          at End          at End
                                           of Year       Year              Unit             of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP (continued):
Qualified XII (1.15)                        $13.271     $16.057           20.99%               4,025.1         $64,633
Qualified XII (1.20)                         14.033      16.044           14.33%     (2)      12,115.1         194,368
Qualified XII (1.25)                         12.844      16.030           24.81%     (1)       1,234.3          19,786
Qualified XII (1.30)                         15.827      16.016            1.19%    (12)          87.7           1,405
Qualified XII (1.40)                         15.181      15.988            5.32%     (5)          39.1             625
Qualified XII (1.50)                         13.237      15.960           20.57%               2,432.4          38,822
Qualified XIII                               13.290      16.113           21.24%              19,971.3         321,798
Qualified XV                                 13.290      16.113           21.24%              32,611.7         525,472
Qualified XVI                                13.237      15.960           20.57%              15,870.2         253,296
Qualified XVII                               12.899      16.030           24.27%     (1)       5,260.5          84,325
Qualified XVIII                              16.118      16.118            0.00%    (12)          84.5           1,359
----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Qualified III                                23.675      27.186           14.83%             917,567.2      24,944,800
Qualified V                                  18.234      20.904           14.64%               1,516.9          31,708
Qualified VI                                 17.840      20.485           14.83%           1,306,652.4      26,767,345
Qualified VIII                               16.207      18.609           14.82%               6,057.5         112,723
Qualified X (1.25)                            9.839      10.500            6.72%     (6)      17,067.7         179,203
Qualified XI                                 17.946      20.668           15.17%              71,154.2       1,470,649
Qualified XII (0.40)                         13.635      14.976            9.83%    (11)      38,218.1         572,357
Qualified XII (0.45)                         10.217      10.714            4.86%    (12)         552.8           5,922
Qualified XII (0.50)                         10.377      10.966            5.68%     (4)      50,868.4         557,814
Qualified XII (0.75)                         10.081      10.694            6.08%     (6)       9,542.9         102,055
Qualified XII (0.80)                         10.492      11.254            7.26%     (5)      91,332.8       1,027,864
Qualified XII (0.85)                         13.124      15.005           14.33%     (1)     132,604.9       1,989,689
Qualified XII (0.95)                         12.994      14.965           15.17%              95,020.1       1,421,979
Qualified XII (1.00)                         12.983      14.945           15.11%             108,344.1       1,619,237
Qualified XII (1.05)                         12.972      14.926           15.06%              25,821.6         385,403
Qualified XII (1.10)                         13.068      14.906           14.06%     (1)       1,048.3          15,626
Qualified XII (1.15)                         12.951      14.886           14.94%              48,552.7         722,766
Qualified XII (1.20)                         13.354      14.867           11.33%     (2)       2,926.4          43,505
Qualified XII (1.25)                         12.930      14.847           14.83%                  50.5             750
Qualified XII (1.30)                         12.919      14.827           14.77%                  13.0             192
Qualified XII (1.50)                         12.877      14.749           14.54%               1,708.5          25,199
Qualified XIII                               17.926      20.646           15.17%              21,808.2         450,252
Qualified XV                                 17.896      20.612           15.18%              37,944.0         782,091
Qualified XVI                                17.808      20.397           14.54%              24,487.0         499,461
Qualified XVII                               17.840      20.485           14.83%               3,612.3          74,000
Qualified XVIII                              10.094      10.500            4.02%     (7)       9,411.8          98,817
----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products
Fund:
Equity-Income Portfolio:
Qualified III                                16.587      18.285           10.24%           2,533,673.2      46,328,715
Qualified V                                  15.723      17.305           10.06%                 488.1           8,446
Qualified VI                                 15.837      17.459           10.24%           6,281,076.6     109,662,239
Qualified VIII                               15.781      17.395           10.23%               4,737.8          82,416
Qualified X (1.15)                           19.890      21.948           10.35%             114,565.1       2,514,522
Qualified X (1.25)                           19.818      21.848           10.24%           1,332,062.6      29,102,669
Qualified XI                                 15.931      17.615           10.57%             239,213.5       4,213,775
Qualified XII (0.40)                         14.267      15.192            6.48%    (11)      54,319.8         825,201
Qualified XII (0.45)                          9.516       9.968            4.75%    (12)         519.2           5,176
Qualified XII (0.50)                         10.522      10.363           (1.51%)    (4)       6,791.1          70,376
Qualified XII (0.75)                          9.914       9.950            0.36%     (6)      67,227.1         668,920
Qualified XII (0.80)                         10.873      10.850           (0.21%)    (5)     846,659.8       9,186,377
Qualified XII (0.85)                         13.708      15.220           11.03%     (1)     306,098.9       4,658,977
Qualified XII (0.90)                          9.265      10.671           15.18%     (9)          20.0             213
Qualified XII (0.95)                         13.729      15.180           10.57%             147,150.0       2,233,784
Qualified XII (1.00)                         13.718      15.160           10.51%             409,327.3       6,205,534

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-----------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)       Units
                                      ------------------------      in Value of        Outstanding      Reserves
                                       Beginning     End of         Accumulation          at End         at End
                                        of Year       Year              Unit             of Year         of Year
-----------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Qualified XII (1.05)                     $13.706     $15.140           10.46%             81,061.5     $1,227,296
Qualified XII (1.10)                      13.695      15.120           10.41%              4,490.0         67,891
Qualified XII (1.15)                      13.684      15.100           10.35%             62,313.0        940,950
Qualified XII (1.20)                      14.168      15.080            6.44%     (2)     13,583.5        204,846
Qualified XII (1.25)                      13.661      15.061           10.25%              8,740.6        131,639
Qualified XII (1.30)                      13.650      15.041           10.19%              3,611.9         54,325
Qualified XII (1.40)                      15.124      15.001           (0.81%)    (5)      2,077.2         31,160
Qualified XII (1.50)                      13.606      14.961            9.96%              9,413.6        140,841
Qualified XIII                            15.914      17.596           10.57%             74,067.2      1,303,285
Qualified XV                              15.887      17.567           10.57%             68,970.1      1,211,581
Qualified XVI                             15.808      17.384            9.97%            222,658.2      3,870,640
Qualified XVII                            15.837      17.459           10.24%             44,812.1        782,380
Qualified XVIII                           19.818      21.848           10.24%             21,380.3        467,113
-----------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified I                               13.142      18.115           37.84%                448.8          8,131
Qualified III                             14.087      19.406           37.76%                 71.9          1,395
Qualified V                               14.021      19.285           37.54%              1,160.1         22,372
Qualified VI                              13.904      19.155           37.77%          7,144,437.7    136,848,861
Qualified VIII                            14.073      19.385           37.75%              5,391.9        104,524
Qualified X (1.15)                        19.409      26.764           37.89%             76,868.5      2,057,310
Qualified X (1.25)                        19.339      26.641           37.76%          1,278,104.0     34,049,762
Qualified XI                              13.987      19.326           38.17%            292,984.6      5,662,140
Qualified XII (0.40)                      15.510      17.525           12.99%    (11)    128,517.6      2,252,224
Qualified XII (0.50)                      10.651      12.779           19.98%     (4)     18,614.4        237,873
Qualified XII (0.75)                       9.956      12.150           22.04%     (6)     63,727.2        774,299
Qualified XII (0.80)                      10.887      13.307           22.23%     (5)    981,477.1     13,060,689
Qualified XII (0.85)                      12.857      17.558           36.56%     (1)    399,819.9      7,020,059
Qualified XII (0.90)                      10.757      12.978           20.65%     (4)      1,343.2         17,433
Qualified XII (0.95)                      12.674      17.512           38.17%            165,194.2      2,892,838
Qualified XII (1.00)                      12.663      17.489           38.11%            581,798.3     10,174,875
Qualified XII (1.05)                      12.653      17.466           38.04%             65,095.3      1,136,925
Qualified XII (1.10)                      12.643      17.443           37.97%             13,477.5        235,081
Qualified XII (1.15)                      12.632      17.420           37.90%             70,232.0      1,223,407
Qualified XII (1.20)                      13.438      17.397           29.46%     (2)     58,305.3      1,014,312
Qualified XII (1.25)                      12.612      17.374           37.76%              9,906.3        172,109
Qualified XII (1.30)                      12.601      17.351           37.70%              2,635.9         45,735
Qualified XII (1.40)                      14.386      17.305           20.29%     (5)      4,116.0         71,227
Qualified XII (1.50)                      12.560      17.259           37.41%             12,955.9        223,609
Qualified XIII                            13.972      19.305           38.17%            100,561.3      1,941,310
Qualified XV                              13.948      19.273           38.18%            176,188.4      3,395,613
Qualified XVI                             13.879      19.072           37.42%            228,968.9      4,366,889
Qualified XVII                            13.904      19.155           37.77%             41,575.2        796,355
Qualified XVIII                           19.339      26.641           37.76%             22,564.9        601,146
-----------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Qualified III                              9.995       9.023           (9.72%)    (5)    178,600.9      1,611,556
-----------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Qualified V                               12.222      13.587           11.17%                 33.6            457
Qualified VI                              12.269      13.662           11.35%            651,566.3      8,901,467
Qualified VIII                            12.267      13.658           11.34%                243.9          3,331
Qualified X (1.15)                        12.686      14.140           11.46%             15,875.5        224,473
Qualified X (1.25)                        12.640      14.074           11.34%            194,687.2      2,740,125
Qualified XI                              12.342      13.784           11.68%             26,108.2        359,869
Qualified XII (0.40)                      12.178      13.170            8.15%    (11)     10,817.1        142,461
Qualified XII (0.50)                      10.774      10.183           (5.49%)    (4)        251.0          2,556
Qualified XII (0.75)                       9.912       9.427           (4.89%)    (6)      4,502.1         42,443
Qualified XII (0.80)                      11.184      10.530           (5.85%)    (5)     47,503.2        500,227

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)            Units
                                 ------------------------      in Value of             Outstanding      Reserves
                                  Beginning     End of         Accumulation               at End         at End
                                   of Year       Year              Unit                  of Year         of Year
----------------------------------------------------------------------------------------------------------------
Overseas Portfolio (continued):
Qualified XII (0.85)                $12.182     $13.195            8.32%     (1)         13,936.7       $183,897
Qualified XII (0.95)                 11.783      13.160           11.69%                  9,216.6        121,293
Qualified XII (1.00)                 11.774      13.143           11.63%                 44,182.9        580,693
Qualified XII (1.05)                 11.764      13.126           11.58%                  9,112.9        119,612
Qualified XII (1.10)                 11.754      13.108           11.52%                  1,859.7         24,378
Qualified XII (1.15)                 11.745      13.091           11.46%                  9,778.0        128,004
Qualified XII (1.20)                 12.430      13.074            5.18%     (2)          5,796.8         75,785
Qualified XII (1.25)                 11.726      13.056           11.34%                    687.9          8,982
Qualified XII (1.30)                 11.716      13.039           11.29%                    408.4          5,325
Qualified XII (1.40)                 13.828      13.005           (5.95%)    (5)            112.7          1,466
Qualified XII (1.50)                 11.678      12.971           11.07%                    467.9          6,069
Qualified XIII                       12.328      13.769           11.69%                 14,164.7        195,030
Qualified XV                         12.308      13.746           11.68%                 17,178.0        236,126
Qualified XVI                        12.247      13.603           11.07%                 11,522.9        156,741
Qualified XVII                       12.269      13.662           11.35%                  1,816.0         24,809
Qualified XVIII                      12.640      14.074           11.34%                  2,059.3         28,983
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund II:
Asset Manager Portfolio:
Qualified III                        14.715      16.719           13.62%              1,596,943.4     26,699,659
----------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Qualified III                        17.276      22.177           28.37%              3,333,319.6     73,922,966
Qualified V                          15.315      19.627           28.16%                  1,261.0         24,749
Qualified VI                         15.270      19.601           28.36%              9,575,607.6    187,691,926
Qualified VIII                       15.371      19.729           28.35%                  3,321.4         65,530
Qualified X (1.15)                   17.201      22.103           28.50%                 19,136.2        422,961
Qualified X (1.25)                   17.156      22.023           28.37%                834,976.3     18,388,472
Qualified XI                         15.360      19.776           28.75%                209,707.3      4,147,194
Qualified XII (0.40)                 15.219      17.813           17.04%    (11)        197,022.1      3,509,529
Qualified XII (0.45)                 10.553      11.475            8.74%    (12)          1,753.8         20,125
Qualified XII (0.50)                 10.673      11.985           12.29%     (4)          8,618.1        103,285
Qualified XII (0.75)                  9.912      11.454           15.56%     (6)         78,074.5        894,250
Qualified XII (0.80)                 10.937      12.589           15.10%     (5)      2,102,804.7     26,471,967
Qualified XII (0.85)                 13.824      17.847           29.10%     (1)        217,720.3      3,885,627
Qualified XII (0.90)                 10.737      12.293           14.49%     (3)          1,037.9         12,758
Qualified XII (0.95)                 13.825      17.800           28.75%                254,733.6      4,534,200
Qualified XII (1.00)                 13.814      17.776           28.68%              1,138,179.9     20,232,652
Qualified XII (1.05)                 13.802      17.753           28.63%                 90,949.6      1,614,615
Qualified XII (1.10)                 13.791      17.729           28.55%                  5,767.6        102,257
Qualified XII (1.15)                 13.780      17.706           28.49%                 85,590.6      1,515,471
Qualified XII (1.20)                 13.768      17.683           28.44%                 29,528.3        522,139
Qualified XII (1.25)                 13.757      17.659           28.36%                 11,736.6        207,260
Qualified XII (1.30)                 13.746      17.636           28.30%                 10,680.8        188,366
Qualified XII (1.40)                 15.738      17.590           11.77%     (4)          1,990.2         35,007
Qualified XII (1.50)                 13.701      17.543           28.04%                 11,751.1        206,153
Qualified XIII                       15.343      19.755           28.76%                176,552.7      3,487,733
Qualified XV                         15.318      19.722           28.75%                187,525.3      3,698,342
Qualified XVI                        15.242      19.516           28.04%                157,444.1      3,072,751
Qualified XVII                       15.270      19.601           28.36%                 31,455.3        616,556
Qualified XVIII                      17.156      22.023           28.37%                 22,090.1        486,485
----------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Qualified III                        18.662      23.650           26.73%              3,947,186.8     93,352,318
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Qualified III                        18.174      24.098           32.60%              2,142,129.7     51,620,505
Qualified V                          15.720      20.810           32.38%                  2,389.5         49,726
Qualified VI                         15.801      20.951           32.59%              7,536,062.4    157,891,352

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                  Per Unit          Increase (Decrease)       Units
                                          ------------------------      in Value of        Outstanding      Reserves
                                           Beginning     End of         Accumulation          at End         at End
                                            of Year       Year              Unit             of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Qualified VIII                               $15.798     $20.945            32.58%              5,606.5       $117,425
Qualified X (1.15)                            15.295      20.300            32.72%             15,875.8        322,277
Qualified X (1.25)                            15.254      20.226            32.59%            565,274.8     11,433,071
Qualified XI                                  15.895      21.139            32.99%            283,820.6      5,999,598
Qualified XII (0.40)                          11.663      14.125            21.11%    (11)    198,263.9      2,800,434
Qualified XII (0.50)                          10.570      12.541            18.65%     (4)    134,432.0      1,685,956
Qualified XII (0.75)                           9.887      12.109            22.47%     (6)    117,102.9      1,418,013
Qualified XII (0.80)                          10.647      13.056            22.63%     (5)  1,605,725.7     20,964,683
Qualified XII (0.85)                          10.427      14.152            35.72%     (1)    320,159.2      4,530,814
Qualified XII (0.90)                          10.787      12.830            18.94%     (4)        353.1          4,531
Qualified XII (0.95)                          10.613      14.114            32.99%            375,663.3      5,302,265
Qualified XII (1.00)                          10.604      14.096            32.93%            997,760.1     14,064,209
Qualified XII (1.05)                          10.596      14.077            32.85%            114,249.2      1,608,306
Qualified XII (1.10)                          10.587      14.059            32.79%              3,031.6         42,621
Qualified XII (1.15)                          10.578      14.040            32.73%            103,123.2      1,447,854
Qualified XII (1.20)                          10.956      14.022            27.98%     (2)     43,050.2        603,629
Qualified XII (1.25)                          10.561      14.003            32.59%              4,812.4         67,388
Qualified XII (1.30)                          10.552      13.985            32.53%              3,585.6         50,142
Qualified XII (1.40)                          11.943      13.948            16.79%     (4)      1,441.3         20,102
Qualified XII (1.50)                          10.518      13.911            32.26%             13,650.3        189,886
Qualified XIII                                15.878      21.116            32.99%            120,002.0      2,533,930
Qualified XV                                  15.851      21.081            32.99%            212,741.1      4,484,705
Qualified XVI                                 15.773      20.861            32.26%            100,074.7      2,087,661
Qualified XVII                                15.801      20.951            32.59%             32,181.5        674,250
Qualified XVIII                               15.254      20.226            32.59%             10,568.2        213,749
----------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Qualified III                                 15.016      19.914            32.62%              3,698.2         73,645
Qualified V                                   14.954      19.800            32.41%                426.9          8,452
Qualified VI                                  15.012      19.908            32.61%          3,192,160.0     63,550,099
Qualified VIII                                15.009      19.903            32.61%              3,145.3         62,600
Qualified X (1.15)                            15.616      20.731            32.75%             22,910.9        474,964
Qualified X (1.25)                            15.576      20.657            32.62%            447,035.2      9,234,497
Qualified XI                                  15.100      20.086            33.02%            105,755.4      2,124,205
Qualified XII (0.40)                          15.614      17.878            14.50%    (11)     39,424.1        704,830
Qualified XII (0.45)                          10.945      11.816             7.96%    (12)        612.1          7,232
Qualified XII (0.50)                          10.615      12.415            16.96%     (4)     30,062.0        373,209
Qualified XII (0.75)                           9.856      11.794            19.66%     (6)     26,591.6        313,619
Qualified XII (0.80)                          10.741      12.741            18.62%     (5)    425,124.8      5,416,639
Qualified XII (0.85)                          13.744      17.912            30.33%     (1)     47,668.3        853,846
Qualified XII (0.90)                          10.570      12.490            18.16%     (4)        478.6          5,977
Qualified XII (0.95)                          13.431      17.865            33.01%             81,982.5      1,464,616
Qualified XII (1.00)                          13.420      17.841            32.94%            184,550.3      3,292,638
Qualified XII (1.05)                          13.409      17.818            32.88%             37,433.9        666,991
Qualified XII (1.10)                          13.398      17.794            32.81%              4,709.2         83,797
Qualified XII (1.15)                          13.387      17.771            32.75%             36,442.2        647,610
Qualified XII (1.20)                          14.246      17.747            24.58%     (2)     21,104.5        374,551
Qualified XII (1.25)                          13.370      17.724            32.57%     (1)        797.9         14,141
Qualified XII (1.30)                          13.354      17.701            32.55%                668.1         11,826
Qualified XII (1.40)                          15.102      17.654            16.90%     (5)        564.4          9,964
Qualified XII (1.50)                          13.310      17.607            32.28%             20,319.3        357,771
Qualified XIII                                15.084      20.064            33.02%             45,434.7        911,610
Qualified XV                                  15.059      20.031            33.02%             89,095.1      1,784,651
Qualified XVI                                 14.984      19.822            32.29%             53,979.8      1,070,002
Qualified XVII                                15.012      19.908            32.61%             23,034.8        458,581
Qualified XVIII                               15.576      20.657            32.62%             25,387.3        524,429
----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

--------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)            Units
                                      ------------------------      in Value of             Outstanding      Reserves
                                       Beginning     End of         Accumulation               at End         at End
                                        of Year       Year              Unit                  of Year        of Year
--------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Qualified III                            $14.430     $15.548            7.75%                  8,966.5      $139,412
Qualified V                               14.299      15.383            7.58%                     24.7           380
Qualified VI                              14.373      15.487            7.75%              1,213,451.1    18,792,980
Qualified VIII                            14.370      15.482            7.74%                    283.5         4,389
Qualified X (1.25)                        10.054      10.419            3.63%     (5)         54,517.2       568,008
Qualified XI                              14.458      15.626            8.08%                 57,101.4       892,246
Qualified XII (0.40)                      12.743      13.053            2.43%    (11)         21,373.8       278,992
Qualified XII (0.45)                      10.457      10.446           (0.11%)   (12)             82.2           859
Qualified XII (0.50)                      10.186      10.640            4.46%     (4)         13,363.7       142,197
Qualified XII (0.75)                      10.062      10.427            3.63%     (6)          6,947.4        72,440
Qualified XII (0.80)                      10.210      10.643            4.24%     (5)        367,677.1     3,913,004
Qualified XII (0.85)                      12.306      13.078            6.27%     (1)         25,566.1       334,351
Qualified XII (0.90)                      10.232      10.638            3.97%     (4)            392.7         4,178
Qualified XII (0.95)                      12.069      13.043            8.07%                 36,739.5       479,207
Qualified XII (1.00)                      12.059      13.026            8.02%                414,150.6     5,394,811
Qualified XII (1.05)                      12.049      13.009            7.97%                 13,507.0       175,712
Qualified XII (1.10)                      12.039      12.992            7.92%                  2,779.8        36,115
Qualified XII (1.15)                      12.029      12.975            7.86%                  8,868.9       115,071
Qualified XII (1.20)                      12.212      12.958            6.11%     (2)         13,990.2       181,278
Qualified XII (1.25)                      12.112      12.940            6.84%     (1)            126.4         1,636
Qualified XII (1.30)                      12.225      12.923            5.71%     (3)          8,960.0       115,794
Qualified XII (1.40)                      12.375      12.889            4.15%     (5)             30.2           389
Qualified XII (1.50)                      11.960      12.855            7.48%                    247.6         3,183
Qualified XIII                            14.442      15.609            8.08%                 10,857.1       169,464
Qualified XV                              14.418      15.583            8.08%                 20,316.8       316,591
Qualified XVI                             14.347      15.420            7.48%                 14,524.0       223,965
Qualified XVII                            14.373      15.487            7.75%                  9,336.5       144,596
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified III                             16.816      22.529           33.97%              1,354,047.1    30,505,388
Qualified V                               15.368      20.556           33.76%                  1,053.4        21,653
Qualified VI                              15.414      20.651           33.98%              2,995,268.0    61,855,860
Qualified VIII                            15.424      20.663           33.97%                  1,852.6        38,279
Qualified X (1.15)                        16.528      22.165           34.11%                 33,675.9       746,443
Qualified X (1.25)                        16.485      22.086           33.98%                465,445.6    10,279,993
Qualified XI                              15.505      20.836           34.38%                128,843.5     2,684,540
Qualified XII (0.40)                      14.790      17.807           20.40%    (11)         73,901.1     1,315,941
Qualified XII (0.50)                      10.286      12.391           20.46%     (4)          7,784.6        96,459
Qualified XII (0.75)                       9.810      11.666           18.92%     (6)         41,103.5       479,534
Qualified XII (0.80)                      10.918      12.836           17.57%     (5)        434,912.8     5,582,684
Qualified XII (0.85)                      13.512      17.841           32.04%     (1)        446,603.2     7,967,771
Qualified XII (0.90)                      10.569      12.464           17.93%     (6)            127.7         1,591
Qualified XII (0.95)                      13.242      17.794           34.38%                 53,447.5       951,030
Qualified XII (1.00)                      13.231      17.770           34.31%                220,151.3     3,912,152
Qualified XII (1.05)                      13.220      17.747           34.24%                 45,804.1       812,878
Qualified XII (1.10)                      13.209      17.723           34.17%                  2,555.4        45,291
Qualified XII (1.15)                      13.198      17.700           34.11%                 39,188.1       693,632
Qualified XII (1.20)                      14.218      17.677           24.33%     (2)         19,753.5       349,177
Qualified XII (1.25)                      13.177      17.653           33.97%                  5,365.3        94,715
Qualified XII (1.30)                      13.166      17.630           33.91%                    911.2        16,065
Qualified XII (1.40)                      15.123      17.584           16.27%     (5)          2,368.3        41,643
Qualified XII (1.50)                      13.123      17.537           33.64%                  8,841.6       155,057
Qualified XIII                            15.489      20.813           34.37%                 47,156.5       981,469
Qualified XV                              15.463      20.778           34.37%                 61,354.9     1,274,858
Qualified XVI                             15.386      20.562           33.64%                 56,524.9     1,162,269
Qualified XVII                            15.414      20.651           33.98%                  7,087.9       146,374
Qualified XVIII                           16.485      22.086           33.98%                 21,941.8       484,614
Annuity contracts in payment period                                                                          235,492
--------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit           Increase (Decrease)              Units
                                         ------------------------       in Value of               Outstanding    Reserves
                                          Beginning     End of          Accumulation                at End        at End
                                           of Year       Year               Unit                    of Year      of Year
---------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Qualified III                               $18.690     $23.797             27.32%               4,687,166.8   $111,538,596
Qualified V                                  16.782      21.334             27.12%                   2,948.4         62,899
Qualified VI                                 16.720      21.288             27.32%              14,519,619.8    309,094,974
Qualified VIII                               16.670      21.223             27.31%                   6,944.9        147,391
Qualified X (1.15)                           18.828      23.996             27.45%                  74,103.7      1,778,187
Qualified X (1.25)                           18.779      23.910             27.32%               1,360,741.2     32,534,708
Qualified XI                                 16.819      21.478             27.70%                 655,880.5     14,087,149
Qualified XII (0.40)                         15.344      17.582             14.59%    (11)         383,490.2      6,742,350
Qualified XII (0.45)                          9.630      10.235              6.28%    (12)           1,185.6         12,135
Qualified XII (0.50)                         10.980      11.485              4.60%     (4)          37,288.1        428,241
Qualified XII (0.75)                          9.953      10.217              2.65%     (6)         167,605.9      1,712,362
Qualified XII (0.80)                         11.798      12.009              1.79%     (5)       4,480,347.5     53,804,310
Qualified XII (0.85)                         14.300      17.615             23.18%     (1)         710,850.5     12,521,719
Qualified XII (0.90)                         10.606      11.745             10.74%     (3)           5,139.9         60,366
Qualified XII (0.95)                         13.757      17.569             27.71%                 427,855.0      7,516,824
Qualified XII (1.00)                         13.746      17.545             27.64%               2,151,201.8     37,743,896
Qualified XII (1.05)                         13.735      17.522             27.57%                 202,767.8      3,552,963
Qualified XII (1.10)                         13.724      17.499             27.51%                  14,917.9        261,052
Qualified XII (1.15)                         13.712      17.476             27.45%                 130,325.6      2,277,589
Qualified XII (1.20)                         13.701      17.453             27.38%                  46,823.7        817,219
Qualified XII (1.25)                         13.690      17.430             27.32%                  10,441.4        181,995
Qualified XII (1.30)                         13.679      17.407             27.25%                   6,473.0        112,676
Qualified XII (1.40)                         16.231      17.361              6.96%     (4)             648.5         11,260
Qualified XII (1.50)                         13.634      17.315             27.00%                  23,084.7        399,722
Qualified XIII                               16.800      21.455             27.71%                 236,904.3      5,082,747
Qualified XV                                 16.773      21.419             27.70%                 301,775.4      6,463,796
Qualified XVI                                16.689      21.196             27.01%                 182,950.6      3,877,864
Qualified XVII                               16.720      21.288             27.32%                  67,482.4      1,436,571
Qualified XVIII                              18.779      23.910             27.32%                  65,838.9      1,574,179
Annuity contracts in payment period                                                                                 365,972
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                                 7.715       5.470            (29.10%)                745,855.7      4,094,455
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                                14.403      11.433            (20.62%)                534,962.3      6,116,289
Qualified V                                  15.987      12.670            (20.75%)                  2,110.3         26,737
Qualified VI                                 15.541      12.336            (20.62%)                755,983.9      9,325,791
Qualified VIII                               13.472      10.693            (20.63%)                    652.7          6,979
Qualified XI                                 15.633      12.446            (20.39%)                 37,897.4        471,683
Qualified XII (0.40)                          9.754       9.626            ( 1.31%)   (11)          12,236.5        117,791
Qualified XII (0.75)                          9.791       7.696            (21.40%)    (6)          13,174.5        101,395
Qualified XII (0.80)                         10.922       8.415            (22.95%)    (5)         140,250.4      1,180,144
Qualified XII (0.85)                         11.047       9.645            (12.69%)    (1)          14,189.8        136,854
Qualified XII (0.95)                         12.082       9.619            (20.39%)                 51,076.6        491,310
Qualified XII (1.00)                         12.072       9.606            (20.43%)                 75,695.4        727,160
Qualified XII (1.05)                         12.062       9.594            (20.46%)                  2,960.6         28,403
Qualified XII (1.10)                          8.980       9.581              6.69%     (8)              31.3            300
Qualified XII (1.15)                         12.042       9.568            (20.54%)                 12,058.7        115,382
Qualified XII (1.20)                         11.980       9.556            (20.23%)    (6)           2,826.2         27,006
Qualified XII (1.25)                         12.022       9.543            (20.62%)                     52.7            503
Qualified XII (1.50)                         11.973       9.480            (20.82%)                    317.5          3,010
Qualified XIII                               15.616      12.433            (20.38%)                 16,413.6        204,067
Qualified XV                                 15.590      12.412            (20.38%)                 38,283.4        475,178
Qualified XVI                                15.512      12.283            (20.82%)                 14,341.8        176,155
Qualified XVII                               15.541      12.336            (20.62%)                    745.1          9,190
---------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)        Units
                                      ------------------------      in Value of         Outstanding      Reserves
                                       Beginning     End of         Accumulation           at End         at End
                                        of Year       Year              Unit              of Year         of Year
-------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Qualified III                            $10.182     $10.531            3.43%     (5)       36,633.2       $385,767
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund:
Qualified III                             10.077      10.303            2.24%     (6)       20,547.5        211,700
Qualified VI                              10.079      10.018           (0.61%)    (5)       39,441.2        395,141
Qualified X (1.25)                         9.865      10.018            1.55%     (5)       11,129.0        111,496
Qualified XI                               8.907      10.039           12.71%    (10)          773.7          7,768
Qualified XII (0.40)                       9.004      10.047           11.58%    (11)        1,563.9         15,712
Qualified XII (0.50)                      10.131      10.070           (0.60%)    (7)          179.7          1,810
Qualified XII (0.75)                       9.713      10.027            3.23%     (6)          535.3          5,367
Qualified XII (0.80)                      10.001      10.050            0.49%     (7)        2,686.4         26,997
Qualified XII (0.85)                       9.275      10.046            8.31%     (8)        7,592.4         76,275
Qualified XII (0.95)                      10.182      10.039           (1.40%)    (7)          144.4          1,450
Qualified XII (1.00)                       9.484      10.036            5.82%     (8)        5,395.1         54,144
Qualified XII (1.05)                       9.801      10.032            2.36%     (6)          180.2          1,808
Qualified XII (1.10)                      10.160      10.029           (1.29%)    (7)           26.8            269
Qualified XII (1.15)                       9.974      10.025            0.51%     (7)          294.7          2,954
Qualified XII (1.30)                       9.965      10.015            0.50%    (12)          139.3          1,395
Qualified XII (1.40)                      10.041      10.008           (0.33%)    (7)           13.5            135
Qualified XIII                            10.080      10.039           (0.41%)    (5)        3,153.1         31,654
Qualified XV                              10.042      10.039           (0.03%)    (5)          381.8          3,833
Qualified XVI                              9.728      10.001            2.81%     (6)          152.2          1,522
Qualified XVII                             8.115      10.018           23.45%    (10)        2,464.5         24,691
-------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Qualified III                             10.055       9.935           (1.19%)    (5)      100,555.4        999,000
Qualified VI                              10.015       9.895           (1.20%)    (5)       71,074.2        703,260
Qualified X (1.25)                         9.988       9.895           (0.93%)    (5)       13,884.9        137,388
Qualified XI                               9.660       9.915            2.64%    (10)          176.2          1,747
Qualified XII (0.40)                       9.695       9.923            2.35%    (11)        1,512.8         15,011
Qualified XII (0.45)                       9.975       9.953           (0.22%)   (12)          574.6          5,719
Qualified XII (0.50)                       9.995       9.946           (0.49%)    (5)           14.2            142
Qualified XII (0.75)                      10.029       9.935           (0.94%)    (7)          924.6          9,186
Qualified XII (0.80)                      10.025       9.926           (0.99%)    (6)       18,785.5        186,456
Qualified XII (0.85)                       9.935       9.922           (0.13%)    (8)        2,776.3         27,546
Qualified XII (0.95)                      10.037       9.915           (1.22%)    (7)          614.0          6,088
Qualified XII (1.00)                       9.991       9.912           (0.79%)    (5)        7,329.1         72,645
Qualified XII (1.05)                       9.582       9.908            3.40%    (10)            4.8             47
Qualified XII (1.10)                       9.720       9.905            1.90%     (9)           22.4            222
Qualified XII (1.15)                      10.052       9.902           (1.49%)    (7)          688.9          6,821
Qualified XII (1.20)                       9.905       9.898           (0.07%)   (12)           56.6            561
Qualified XII (1.50)                       9.973       9.878           (0.95%)    (5)            2.5             25
Qualified XIII                            10.056       9.915           (1.40%)    (7)        1,158.4         11,486
Qualified XV                               9.992       9.915           (0.77%)    (5)        5,937.8         58,874
Qualified XVI                              9.666       9.878            2.19%    (11)           11.1            110
Qualified XVIII                           10.023       9.895           (1.28%)    (6)        1,136.4         11,244
Annuity contracts in payment period                                                                           3,521
-------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Qualified III                             15.046      19.268           28.06%            3,101,879.7     59,766,560
Qualified V                               14.893      19.041           27.85%                4,324.5         82,342
Qualified VI                              14.927      19.114           28.05%           11,377,408.3    217,471,707
Qualified VIII                            15.638      20.023           28.04%               12,327.2        246,830
Qualified X (1.15)                        14.991      19.216           28.18%               72,541.9      1,393,949
Qualified X (1.25)                        14.927      19.114           28.05%            1,369,984.2     26,186,352
Qualified XI                              15.015      19.285           28.44%              595,462.3     11,483,622

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Value
                                                          Per Unit           Increase (Decrease)           Units
                                                  ------------------------       in Value of            Outstanding       Reserves
                                                   Beginning     End of          Accumulation              at End          at End
                                                    of Year       Year               Unit                 of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio (continued):
Qualified XII (0.40)                                 $10.705     $12.776             19.35%   (11)        339,956.1      $4,343,297
Qualified XII (0.45)                                  10.094      11.002              9.00%   (12)            371.1           4,083
Qualified XII (0.50)                                   9.990      10.841              8.52%    (4)        178,397.7       1,933,950
Qualified XII (0.75)                                   9.828      10.982             11.74%    (6)        139,546.5       1,532,495
Qualified XII (0.80)                                  10.687      11.846             10.84%    (5)      3,491,453.8      41,360,324
Qualified XII (0.85)                                  10.399      12.800             23.09%    (1)        706,142.1       9,038,965
Qualified XII (0.90)                                  10.233      11.462             12.01%    (6)            236.2           2,707
Qualified XII (0.95)                                   9.940      12.767             28.44%               626,638.0       8,000,073
Qualified XII (1.00)                                   9.932      12.750             28.37%             2,223,124.5      28,344,393
Qualified XII (1.05)                                   9.923      12.733             28.32%               102,952.0       1,310,884
Qualified XII (1.10)                                   9.915      12.716             28.25%                 6,017.4          76,519
Qualified XII (1.15)                                   9.907      12.699             28.18%               196,772.2       2,498,884
Qualified XII (1.20)                                  11.093      12.683             14.33%    (2)         88,260.5       1,119,370
Qualified XII (1.25)                                   9.891      12.666             28.06%                21,617.0         273,798
Qualified XII (1.30)                                   9.883      12.649             27.99%                 5,461.9          69,088
Qualified XII (1.40)                                  11.707      12.616              7.76%    (5)            928.1          11,708
Qualified XII (1.50)                                   9.850      12.582             27.74%                 5,349.1          67,305
Qualified XIII                                        14.999      19.264             28.44%               289,624.8       5,579,409
Qualified XV                                          14.974      19.232             28.44%               398,717.2       7,668,212
Qualified XVI                                         14.899      19.032             27.74%               135,640.9       2,581,496
Qualified XVII                                        14.927      19.114             28.05%                40,139.8         767,246
Qualified XVIII                                       14.927      19.114             28.05%                49,217.5         940,762
Annuity contracts in payment period                                                                                          27,431
-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Qualified I                                            9.041      10.989             21.55%                   603.1           6,627
Qualified III                                         11.960      14.528             21.47%             1,379,652.6      21,623,158
Qualified V                                           13.682      16.593             21.28%                 8,235.9         136,659
Qualified VI                                          13.795      16.758             21.48%             8,758,122.7     146,764,601
Qualified VII                                         11.627      14.132             21.54%                50,979.3         720,451
Qualified VIII                                        11.636      14.134             21.47%                12,597.3         178,046
Qualified IX                                          11.436      13.926             21.77%                 1,089.6          15,174
Qualified X (1.15)                                    13.852      16.844             21.60%                 5,155.0          86,830
Qualified X (1.25)                                    13.795      16.758             21.48%             1,054,685.1      17,673,929
Qualified XI                                          13.877      16.907             21.83%               378,797.5       6,404,485
Qualified XII (0.40)                                   9.362      10.641             13.66%   (11)        331,957.8       3,532,250
Qualified XII (0.45)                                   9.862      10.577              7.25%   (12)            473.4           5,007
Qualified XII (0.50)                                  10.490      11.127              6.07%    (4)         79,769.0         887,585
Qualified XII (0.75)                                   9.917      10.558              6.46%    (6)         46,474.6         490,680
Qualified XII (0.80)                                  11.019      11.682              6.02%    (5)        750,388.3       8,766,147
Qualified XII (0.85)                                   8.861      10.661             20.31%    (1)        616,204.9       6,569,356
Qualified XII (0.90)                                  10.954      11.375              3.84%    (4)            827.6           9,414
Qualified XII (0.95)                                   8.727      10.633             21.84%               237,867.2       2,529,201
Qualified XII (1.00)                                   8.720      10.619             21.78%               741,692.5       7,875,882
Qualified XII (1.05)                                   8.713      10.605             21.71%                40,973.9         434,517
Qualified XII (1.10)                                  10.008      10.591              5.83%    (5)            121.2           1,283
Qualified XII (1.15)                                   8.698      10.577             21.60%               135,558.5       1,433,769
Qualified XII (1.20)                                   9.310      10.563             13.46%    (2)         49,879.0         526,859
Qualified XII (1.25)                                   8.597      10.549             22.71%    (1)          3,244.0          34,220
Qualified XII (1.30)                                   8.677      10.535             21.41%                 5,146.2          54,215
Qualified XII (1.40)                                   9.977      10.507              5.31%    (5)            219.8           2,309
Qualified XII (1.50)                                   8.649      10.479             21.16%                 1,814.1          19,011
Qualified XIII                                        13.862      16.889             21.84%               158,866.2       2,683,093
Qualified XV                                          13.839      16.861             21.84%               431,603.1       7,277,219
Qualified XVI                                         13.770      16.685             21.17%               146,727.9       2,448,181

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                      Value
                                                     Per Unit         Increase (Decrease)           Units
                                             ------------------------     in Value of            Outstanding      Reserves
                                              Beginning     End of        Accumulation             at End         at End
                                               of Year       Year             Unit                of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XVII                                  $13.795     $16.758          21.48%                 56,680.1       $949,819
Qualified XVIII                                  13.795      16.758          21.48%                 75,738.1      1,269,184
Qualified XIX                                     9.041      10.989          21.55%                 30,746.7        337,866
Qualified XX                                     11.960      14.528          21.47%                 23,436.6        340,489
---------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Qualified III                                    23.440      29.339          25.17%              2,244,308.4     65,845,563
Qualified V                                      19.248      24.053          24.96%                  6,631.6        159,509
Qualified VI                                     19.291      24.145          25.16%              2,186,996.3     52,805,949
Qualified VIII                                   16.585      20.756          25.15%                 11,497.4        238,643
Qualified X (1.15)                                9.473      10.502          10.86%    (11)         12,126.4        127,350
Qualified X (1.25)                                9.828      10.495           6.79%     (5)         42,212.8        443,007
Qualified XI                                     19.405      24.361          25.54%                182,556.6      4,447,294
Qualified XII (0.40)                             14.188      15.676          10.49%    (11)         36,644.4        574,430
Qualified XII (0.45)                              9.984      10.673           6.90%    (12)            191.7          2,046
Qualified XII (0.50)                             10.726      11.320           5.54%     (4)         71,604.9        810,587
Qualified XII (0.75)                              9.963      10.653           6.93%     (6)         49,316.4        525,368
Qualified XII (0.80)                             11.274      12.055           6.93%     (5)        376,470.9      4,538,245
Qualified XII (0.85)                             12.661      15.706          24.05%     (1)        382,755.1      6,011,447
Qualified XII (0.90)                             11.183      11.654           4.21%     (4)            957.3         11,156
Qualified XII (0.95)                             12.478      15.664          25.53%                103,316.6      1,618,377
Qualified XII (1.00)                             12.467      15.644          25.48%                291,491.9      4,559,986
Qualified XII (1.05)                             12.457      15.623          25.42%                 25,784.2        402,826
Qualified XII (1.10)                             14.846      15.602           5.09%     (4)          1,487.6         23,210
Qualified XII (1.15)                             12.437      15.582          25.29%                 75,919.6      1,182,959
Qualified XII (1.20)                             13.387      15.561          16.24%     (2)         19,782.0        307,830
Qualified XII (1.25)                             12.394      15.541          25.39%     (1)          1,059.7         16,468
Qualified XII (1.30)                             12.406      15.520          25.10%                  1,073.5         16,661
Qualified XII (1.40)                             14.631      15.479           5.80%     (5)             45.6            706
Qualified XII (1.50)                             12.365      15.438          24.85%                  1,255.5         19,383
Qualified XIII                                   19.384      24.335          25.54%                 48,710.8      1,185,364
Qualified XV                                     19.352      24.294          25.54%                171,101.9      4,156,785
Qualified XVI                                    19.256      24.041          24.85%                 28,002.3        673,209
Qualified XVII                                   19.291      24.145          25.16%                  5,459.7        131,826
Qualified XVIII                                  10.055      10.495           4.38%     (5)          1,552.3         16,292
---------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Qualified III                                    17.709      20.829          17.62%              2,962,630.7     61,707,422
Qualified V                                      16.782      19.707          17.43%                  3,201.7         63,094
Qualified VI                                     16.986      19.978          17.61%              4,030,904.1     80,530,902
Qualified VIII                                   14.312      16.832          17.61%                 21,064.0        354,542
Qualified X (1.15)                               17.056      20.081          17.74%                 27,591.3        554,056
Qualified X (1.25)                               16.986      19.978          17.61%                467,483.6      9,339,562
Qualified XI                                     17.087      20.157          17.97%                273,684.1      5,516,618
Qualified XII (0.40)                             12.570      13.602           8.21%    (11)        168,912.2      2,297,502
Qualified XII (0.50)                             10.711      10.797           0.80%     (4)        113,510.7      1,225,536
Qualified XII (0.75)                             10.009       9.781          (2.28%)    (6)         34,687.8        339,267
Qualified XII (0.80)                             11.338      11.041          (2.62%)    (5)        850,743.3      9,392,885
Qualified XII (0.85)                             11.868      13.628          14.83%     (1)        434,053.9      5,915,156
Qualified XII (0.90)                             10.020      11.029          10.07%    (10)              9.8            108
Qualified XII (0.95)                             11.522      13.592          17.97%                234,075.3      3,181,491
Qualified XII (1.00)                             11.512      13.574          17.91%                715,388.6      9,710,570
Qualified XII (1.05)                             11.503      13.556          17.85%                 29,581.3        401,001
Qualified XII (1.10)                             11.633      13.538          16.38%     (1)          3,300.1         44,677
Qualified XII (1.15)                             11.484      13.520          17.73%                 88,163.2      1,191,979
Qualified XII (1.20)                             12.274      13.502          10.00%     (2)         13,604.4        183,691
Qualified XII (1.25)                             11.465      13.485          17.62%                  2,493.0         33,617
Qualified XII (1.30)                             11.456      13.467          17.55%                    312.5          4,208

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                    Per Unit          Increase (Decrease)        Units
                                            ------------------------      in Value of         Outstanding       Reserves
                                             Beginning     End of         Accumulation           at End          at End
                                              of Year       Year              Unit              of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Qualified XII (1.40)                           $13.542     $13.431           (0.82%)   (5)            125.4          $1,685
Qualified XII (1.50)                            11.418      13.396           17.32%                 3,207.5          42,967
Qualified XIII                                  17.068      20.135           17.97%                81,257.4       1,636,113
Qualified XV                                    17.040      20.102           17.97%               353,311.2       7,102,088
Qualified XVI                                   16.955      19.892           17.32%                45,319.7         901,506
Qualified XVII                                  16.986      19.978           17.61%                 3,854.9          77,015
Qualified XVIII                                 16.986      19.978           17.61%                10,839.2         216,551
---------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Qualified III                                   16.608      20.929           26.02%             1,564,888.2      32,751,256
Qualified V                                     14.647      18.429           25.82%                 1,068.6          19,693
Qualified VI                                    14.400      18.146           26.01%             6,541,818.7     118,710,603
Qualified VIII                                  14.701      18.525           26.01%                 3,988.5          73,886
Qualified X (1.15)                              16.172      20.400           26.14%                47,435.8         967,704
Qualified X (1.25)                              16.131      20.328           26.02%               717,871.6      14,592,925
Qualified XI                                    14.485      18.309           26.40%               277,044.4       5,072,289
Qualified XII (0.40)                            15.042      16.863           12.11%   (11)        169,615.2       2,860,277
Qualified XII (0.45)                            10.302      11.057            7.33%   (12)            817.4           9,038
Qualified XII (0.50)                            10.256      11.551           12.63%    (4)          4,868.6          56,236
Qualified XII (0.75)                             9.961      11.036           10.79%    (6)         42,864.5         473,063
Qualified XII (0.80)                            10.967      12.153           10.81%    (5)      1,058,534.2      12,864,165
Qualified XII (0.85)                            13.562      16.895           24.58%    (1)        129,123.4       2,181,602
Qualified XII (0.90)                            10.840      11.792            8.78%    (4)            168.7           1,989
Qualified XII (0.95)                            13.332      16.851           26.40%               197,937.5       3,335,428
Qualified XII (1.00)                            13.321      16.829           26.33%               767,052.8      12,908,505
Qualified XII (1.05)                            13.310      16.806           26.27%                51,411.7         864,048
Qualified XII (1.10)                            14.258      16.784           17.72%    (2)          2,769.4          46,482
Qualified XII (1.15)                            13.288      16.762           26.14%                60,127.4       1,007,864
Qualified XII (1.20)                            14.232      16.740           17.62%    (2)         45,970.5         769,546
Qualified XII (1.25)                            13.156      16.718           27.08%    (1)          1,238.6          20,707
Qualified XII (1.30)                            13.256      16.696           25.95%                 2,748.4          45,888
Qualified XII (1.40)                            15.190      16.652            9.62%    (5)          1,524.7          25,389
Qualified XII (1.50)                            13.212      16.608           25.70%                 5,824.3          96,729
Qualified XIII                                  14.470      18.289           26.39%                84,841.6       1,551,639
Qualified XV                                    14.445      18.258           26.40%               109,122.7       1,992,390
Qualified XVI                                   14.374      18.068           25.70%                91,619.6       1,655,394
Qualified XVII                                  14.400      18.146           26.01%                29,383.6         533,207
Qualified XVIII                                 16.131      20.328           26.02%                18,939.4         385,001
Annuity contracts in payment period                                                                                  56,047
---------------------------------------------------------------------------------------------------------------------------

   Qualified I     Individual contracts issued prior to May 1, 1975 in
                   connection with "Qualified Corporate Retirement Plans"
                   established pursuant to Section 401 of the Internal Revenue
                   Code ("Code"); Tax-Deferred Annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                   Retirement Annuity Plans established by or on behalf of
                   individuals pursuant to section 408(b) of the Code;
                   Individual contracts issued prior to November 1, 1975 in
                   connection with "H.R. 10 Plans" established by persons
                   entitled to the benefits of the Self-Employed Individuals Tax
                   Retirement Act of 1962, as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified
                   Corporate Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity
                   Plans.

   Qualified III   Individual contracts issued in connection with Tax-Deferred
                   Annuity Plans and Individual Retirement Annuity Plans since
                   May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                   contracts issued since October 1, 1978 in connection with
                   Tax-Deferred Annuity Plans and group contracts issued since
                   May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

   Qualified V     Group AetnaPlus contracts issued since August 28, 1992 in
                   connection with Optional Retirement Plans established
                   pursuant to Section 403(b) or 401(a) of the Internal Revenue
                   Code.

   Qualified VI    Group AetnaPlus contracts issued in connection with
                   Tax-Deferred Annuity Plans and Retirement Plus Plans since
                   August 28, 1992.

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

   Qualified VII     Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

   Qualified VIII    Group AetnaPlus contracts issued in connection with
                     Tax-Deferred Annuity Plans and Deferred Compensation Plans
                     adopted by state and local governments since June 30, 1993.

   Qualified IX      Certain large group contracts (Jumbo) that were converted
                     to ACES, an administrative system (previously valued under
                     Qualified VI).

   Qualified X       Individual Retirement Annuity and Simplified Employee
                     Pension Plans issued or converted to ACES, an
                     administrative system.

   Qualified XI      Certain large group contracts issued in connection with
                     Deferred Compensation Plans adopted by state and local
                     governments since January 1996.

   Qualified XII     Group Deferred Compensation Plan contracts shown separately by applicable daily charge.

   Qualified XIII    Certain existing contracts issued in connection with
                     Tax-Deferred Annuity Plans and Retirement Plus Plans issued through product exchange (previously valued under Qualified
                     VI).

   Qualified XIV     Certain existing contracts issued in connection with
                     Tax-Deferred Annuity Plans that were converted to ACES, an administrative system (previously valued under Qualified
                     III).

   Qualified XV      Certain existing contracts issued in connection with
                     Tax-Deferred Annuity Plans (previously valued under
                     Qualified VI).

   Qualified XVI     Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective April 7, 1997.

   Qualified XVII    Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

   Qualified XVIII   Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

   Qualified XIX     Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

   Qualified XX      Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

Notes to Condensed Financial Information

 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1998.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1998.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1998.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1998.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1998.

 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.

(10) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1998.

(11) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1998.

(12) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1998.

See Notes to Financial Statements

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

       Aetna Ascent VP                                         Fidelity Investments Variable Insurance Products
       Aetna Balanced VP                                       Fund II:
       Aetna Bond VP                                           o Asset Manager Portfolio
       Aetna Crossroads VP                                     o Contrafund Portfolio
       Aetna GET Fund, Series B                                o Index 500 Portfolio
       Aetna GET Fund, Series C                                Janus Aspen Series:
       Aetna GET Fund, Series D                                o Aggressive Growth Portfolio
       Aetna Growth and Income VP                              o Balanced Portfolio
       Aetna Growth VP                                         o Flexible Income Portfolio
       Aetna High Yield VP                                     o Growth Portfolio
       Aetna Index Plus Bond VP                                o Worldwide Growth Portfolio
       Aetna Index Plus Large Cap VP                           Lexington Emerging Markets Fund
       Aetna Index Plus Mid Cap VP                             Lexington Natural Resources Trust Fund
       Aetna Index Plus Small Cap VP                           MFS Funds:
       Aetna International VP                                  o Total Return Series
       Aetna Legacy VP                                         Oppenheimer Funds:
       Aetna Money Market VP                                   o Global Securities Fund
       Aetna Real Estate Securities VP                         o Strategic Bond Fund
       Aetna Small Company VP                                  Portfolio Partners, Inc. (PPI):
       Aetna Value Opportunity VP                              o PPI MFS Emerging Equities Portfolio
       Calvert Social Balanced Portfolio                       o PPI MFS Research Growth Portfolio
       Fidelity Investments Variable Insurance Products Fund:  o PPI MFS Value Equity Portfolio
       o Equity-Income Portfolio                               o PPI Scudder International Growth Portfolio
       o Growth Portfolio                                      o PPI T. Rowe Price Growth Equity Portfolio
       o High Income Portfolio
       o Overseas Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and 1997 aggregated $3,304,244,413 and $2,443,668,181; $4,059,988,283 and
   $2,013,561,413, respectively.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

-------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                             Valuation        Proceeds         Cost of          Net
                                                              Period            from         Investments     Realized
                                            Dividends       Deductions          Sales           Sold        Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------

  Aetna Ascent VP: (1)                       $4,099,373       ($970,989)      $11,412,260     $8,849,863     $2,562,397
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Balanced VP: (2)                    164,981,369     (11,769,413)      170,317,767    127,614,543     42,703,224
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Bond VP: (3)                         22,962,206      (4,524,317)       60,705,518     60,183,593        521,925
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Crossroads VP: (4)                    2,857,543        (807,577)       14,346,330     11,896,097      2,450,233
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series B:                  17,006,590      (1,044,377)       35,975,652     24,014,822     11,960,830
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series C:                  25,369,439      (3,371,574)       95,082,475     71,161,693     23,920,782
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series D:                   1,154,248        (337,762)                0              0              0
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Growth and Income VP: (5)         1,089,290,192     (73,720,169)    1,128,903,988    938,855,493    190,048,495
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Growth VP: (6)                          124,674        (348,321)        5,016,498      4,785,323        231,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna High Yield VP: (7)                      121,758          (5,391)        1,502,593      1,551,979        (49,386)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Bond VP:                      75,564          (3,850)          559,445        551,414          8,031
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Large Cap VP: (8)         10,603,464      (1,786,058)       13,329,755     11,362,468      1,967,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Mid Cap VP: (9)              198,320         (11,890)        1,297,593      1,306,891         (9,298)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Small Cap VP: (10)           195,090         (14,898)        1,781,711      2,020,397       (238,686)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna International VP: (11)                  101,318          (9,462)        1,561,383      1,739,124       (177,741)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Legacy VP: (12)                       2,324,968        (578,374)       11,247,035     10,271,411        975,624
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Money Market VP: (13)                12,126,669      (3,036,771)      277,970,761    276,464,964      1,505,797
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Real Estate Securities VP: (14)          77,295          (6,563)          418,128        466,072        (47,944)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                 Net
          Net Unrealized
            Gain (Loss)                     Net          Increase (Decrease)                 Net Assets
----------------------------------       Change in          In Net Assets      --------------------------------------
   Beginning             End            Unrealized            from Unit            Beginning             End
    of Year            of Year          Gain (Loss)         Transactions            of Year            of Year
-----------------------------------------------------------------------------------------------------------------
   $5,507,794         $1,897,575         ($3,610,219)         $11,804,390
                                                                                   $72,115,304        $86,000,256
-----------------------------------------------------------------------------------------------------------------
  141,499,248         87,636,330         (53,862,918)        (119,806,746)
                                                                                   968,354,403        982,574,403
                                                                                    21,193,276         29,218,792
-----------------------------------------------------------------------------------------------------------------
   (1,128,028)         4,484,663           5,612,691          (19,343,273)
                                                                                   372,629,553        377,693,504
                                                                                     6,218,756          6,384,037
-----------------------------------------------------------------------------------------------------------------
    2,614,303            598,907          (2,015,396)          21,876,020
                                                                                    49,739,310         74,028,644
                                                                                             0             71,489
-----------------------------------------------------------------------------------------------------------------
   22,946,346          6,591,127         (16,355,219)         (31,539,579)
                                                                                    79,552,932         59,581,177
-----------------------------------------------------------------------------------------------------------------
   46,742,374         52,568,856           5,826,482          (90,386,869)
                                                                                   236,822,693        198,180,953
-----------------------------------------------------------------------------------------------------------------
            0             75,991              75,991          270,087,653
                                                                                             0        270,980,130
-----------------------------------------------------------------------------------------------------------------
  438,575,885        (10,415,627)       (448,991,512)        (952,072,750)
                                                                                 6,078,549,136      5,846,282,205
                                                                                   292,045,818        328,867,005
-----------------------------------------------------------------------------------------------------------------
     (237,223)         7,094,432           7,331,655           56,413,060
                                                                                     1,098,483         64,734,239
                                                                                             0            116,487
-----------------------------------------------------------------------------------------------------------------
            0           (104,129)           (104,129)           1,281,526
                                                                                             0          1,244,378
-----------------------------------------------------------------------------------------------------------------
            0            (60,361)            (60,361)           1,406,227
                                                                                             0          1,425,611
-----------------------------------------------------------------------------------------------------------------
    6,964,574         38,198,247          31,233,673          113,822,649
                                                                                    83,098,319        238,578,749
                                                                                        76,758            437,343
-----------------------------------------------------------------------------------------------------------------
            0            420,810             420,810            3,518,535
                                                                                             0          4,116,477
-----------------------------------------------------------------------------------------------------------------
            0            395,906             395,906            4,615,743
                                                                                             0          4,953,155
-----------------------------------------------------------------------------------------------------------------
            0             53,600              53,600            2,048,312
                                                                                             0          2,016,027
-----------------------------------------------------------------------------------------------------------------
      588,337           (120,205)           (708,542)          18,514,701
                                                                                    32,749,254         53,070,226
                                                                                        53,658            261,063
-----------------------------------------------------------------------------------------------------------------
    5,712,842          5,409,256            (303,586)           8,301,664          240,346,197        258,856,854
                                                                                             0             83,117
-----------------------------------------------------------------------------------------------------------------
            0           (110,732)           (110,732)           1,649,010
                                                                                             0          1,561,066
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                    Valuation        Proceeds       Cost of          Net
                                                                      Period           from       Investments      Realized
                                                     Dividends      Deductions         Sales          Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Small Company VP: (15)                         $408,671       ($374,596)   $12,808,646    $13,441,212       ($632,566)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Value Opportunity VP: (16)                      321,076        (248,765)     5,237,037      5,066,190         170,847
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                  4,618,537        (706,037)     6,463,168      4,551,117       1,912,051
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                           12,563,282      (2,635,293)    26,794,870     20,300,865       6,494,005
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                  18,444,780      (2,023,269)    12,322,259     10,024,949       2,297,310
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  High Income Portfolio:                                      0          (5,690)       112,691        124,297         (11,606)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio:                                 1,074,038        (179,663)     7,836,104      7,260,256         575,848
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                            2,980,690        (315,932)     2,910,017      2,416,750         493,267
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Contrafund Portfolio:                              15,297,373      (3,578,430)    26,959,224     18,010,395       8,948,829
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio:                                2,402,321        (956,584)     3,863,355      2,441,761       1,421,594
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                                0      (2,715,064)    29,546,424     20,073,556       9,472,868
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio:                                 2,769,822        (716,695)     5,961,535      4,458,066       1,503,469
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                          1,688,473        (284,556)     6,263,674      5,778,906         484,768
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                   6,243,312      (1,192,652)    10,856,472      7,922,879       2,933,593
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                        20,289,794      (6,298,518)    89,412,749     61,701,159      27,711,590
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                      401,401         (60,257)     3,629,654      4,888,912      (1,259,258)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:             1,725,445        (338,985)    20,532,500     19,980,740         551,760
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                             Net
         Net Unrealized
           Gain (Loss)                   Net         Increase (Decrease)               Net Assets
--------------------------------      Change in         In Net Assets      ------------------------------
   Beginning           End           Unrealized           from Unit           Beginning           End
    of Year          of Year         Gain (Loss)        Transactions           of Year          of Year
---------------------------------------------------------------------------------------------------------
   ($166,700)        ($403,739)        ($237,039)        $43,856,203
                                                                              $4,956,212      $47,966,985
                                                                                       0            9,901
---------------------------------------------------------------------------------------------------------
    (274,002)        3,491,978         3,765,980          22,736,361
                                                                               2,039,640       28,785,139
---------------------------------------------------------------------------------------------------------
   7,196,636         9,585,862         2,389,226           1,243,219
                                                                              54,444,411       63,901,407
---------------------------------------------------------------------------------------------------------
  33,998,298        37,581,942         3,583,644          15,460,299
                                                                             190,735,350      226,201,287
---------------------------------------------------------------------------------------------------------
  22,394,599        60,197,198        37,802,599          45,629,738
                                                                             128,257,345      230,408,503
---------------------------------------------------------------------------------------------------------
           0             8,863             8,863           1,619,989
                                                                                       0        1,611,556
---------------------------------------------------------------------------------------------------------
     225,478           253,388            27,910            (132,737)
                                                                              13,449,206       14,814,602
---------------------------------------------------------------------------------------------------------
   3,922,056         3,974,260            52,204             290,089
                                                                              23,199,341       26,699,659
---------------------------------------------------------------------------------------------------------
  50,217,979       106,134,557        55,916,578          26,948,171
                                                                             256,548,805      360,081,326
---------------------------------------------------------------------------------------------------------
  11,512,547        26,655,788        15,143,241          17,619,975
                                                                              57,721,771       93,352,318
---------------------------------------------------------------------------------------------------------
  36,485,267        99,893,644        63,408,377          11,462,457
                                                                             210,600,444      292,229,082
---------------------------------------------------------------------------------------------------------
   4,804,494        20,140,807        15,336,313          38,532,102
                                                                              37,451,981       94,876,992
---------------------------------------------------------------------------------------------------------
     381,113           175,498          (205,615)         16,062,139
                                                                              14,756,039       32,501,248
---------------------------------------------------------------------------------------------------------
  11,683,190        34,398,134        22,714,944          22,205,253
                                                                              79,992,417      132,697,360
                                                                                  35,986          235,492
---------------------------------------------------------------------------------------------------------
  62,504,868       137,641,800        75,136,932          70,151,913
                                                                             429,093,163      615,835,740
                                                                                 116,838          365,972
---------------------------------------------------------------------------------------------------------
    (968,279)       (1,654,236)         (685,957)            (90,067)
                                                                               5,788,593        4,094,455
---------------------------------------------------------------------------------------------------------
   1,786,893        (6,226,325)       (8,013,218)        (17,149,400)
                                                                              42,965,725       19,741,327
---------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                   Valuation          Proceeds          Cost of             Net
                                                                    Period              from          Investments        Realized
                                                Dividends         Deductions           Sales              Sold          Gain (Loss)
                                             ---------------- ------------------  ---------------- ----------------- --------------

   MFS Fund:
   Total Return Series:                                  $0              ($980)          $12,895           $13,063          ($168)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Global Securities Fund:                                0             (3,966)        1,212,566         1,238,363        (25,797)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                   0            (10,626)          961,012           980,672        (19,660)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:           1,085,565         (4,502,863)       75,859,428        69,641,869      6,217,559
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                52,603         (2,749,051)       46,349,744        43,146,611      3,203,133
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                  176,769         (1,585,851)       15,602,083        13,837,807      1,764,276
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:      366,652         (2,452,299)      173,282,604       152,346,231     20,936,373
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:     1,039,956         (2,274,233)       27,448,578        24,867,649      2,580,929
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C          $1,447,620,640      ($138,558,611)   $2,443,668,181    $2,067,610,422   $376,057,759
===================================================================================================================================

 (1) Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.

 (2) Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.

 (3) Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.

 (4) Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

 (5) Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.

 (6) Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.

 (7) Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.

 (8) Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

 (9) Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.

(10) Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.

(11) Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.

(12) Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(13) Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.

(14) Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.

(15) Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(16) Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

---------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
           Gain (Loss)                  Net         Increase (Decrease)                   Net Assets
--------------------------------     Change in         In Net Assets      -------------------------------------
   Beginning           End           Unrealized          from Unit             Beginning               End
    of Year          of Year        Gain (Loss)        Transactions             of Year              of Year
---------------------------------------------------------------------------------------------------------------
          $0           $21,009          $21,009             $365,906
                                                                                        $0             $385,767
---------------------------------------------------------------------------------------------------------------
           0            90,591           90,591              915,293
                                                                                         0              976,121
---------------------------------------------------------------------------------------------------------------
           0            23,736           23,736            2,263,649
                                                                                         0            2,253,578
---------------------------------------------------------------------------------------------------------------

                                                                                         0                3,521
---------------------------------------------------------------------------------------------------------------
  (3,901,193)       87,984,814       91,886,007          (13,492,672)
                                                                               352,966,999          434,156,330
---------------------------------------------------------------------------------------------------------------
                                                                                    23,166               27,431
  (4,166,217)       40,672,835       44,839,052          (30,288,218)
                                                                               227,029,997          242,087,516
---------------------------------------------------------------------------------------------------------------
   1,637,084        30,665,227       29,028,143            5,182,435
                                                                               116,286,704          150,852,476
---------------------------------------------------------------------------------------------------------------
   3,033,630        18,451,441       15,417,811          (35,002,543)
                                                                               202,699,815          201,965,809
---------------------------------------------------------------------------------------------------------------
   3,371,568        45,568,978       42,197,410            2,934,376
                                                                               169,450,553          215,872,943
                                                                                         0               56,047
---------------------------------------------------------------------------------------------------------------
$915,465,761      $949,942,696      $34,476,935        ($448,485,797)      $11,155,254,351      $12,426,365,277
===============================================================================================================

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation       Proceeds       Cost of          Net
                                                                       Period          from       Investments     Realized
                                                   Dividends         Deductions       Sales           Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                          $1,291,034,822      ($68,500,273) $205,088,291   $150,120,010    $54,968,281
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Income Shares:                              22,258,737        (4,263,839)   46,789,033     49,260,722     (2,471,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                        9,635,587        (2,938,575)  206,958,669    210,166,945     (3,208,276)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:            128,304,517       (10,844,018)   37,558,168     27,770,494      9,787,674
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                         13,341,021        (1,078,816)    7,648,728      4,940,723      2,708,005
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                          3,678,012        (3,257,441)   13,972,003     11,896,317      2,075,686
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                   4,541,482          (578,657)      498,613        380,091        118,522
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:               3,316,159          (392,434)      409,248        325,568         83,680
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                   1,788,369          (229,584)    2,265,127      2,019,840        245,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
  Aetna Variable Capital Appreciation Portfolio:       312,433            (2,197)      123,165        113,851          9,314
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Growth Portfolio:                     249,335            (1,093)       80,207         72,190          8,017
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:               3,327,658          (542,532)   29,980,862     29,823,433        157,429
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Small Company Portfolio:              269,004            (5,868)      478,457        428,319         50,138
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Alger American Funds:
  Growth Portfolio: (1)                              1,199,482        (1,526,918)  169,481,196    134,718,793     34,762,403
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Small Capitalization Portfolio: (7)               11,721,861        (3,575,543)  403,516,606    343,440,431     60,076,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                 Net
           Net Unrealized
            Gain (Loss)                     Net          Increase (Decrease)                  Net Assets
-----------------------------------      Change in          In Net Assets      -----------------------------------
    Beginning             End            Unrealized           from Unit            Beginning              End
     of Year            of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------
   $327,744,944      $438,575,885       $110,830,941          $75,435,966
                                                                                $4,694,078,344      $6,078,549,136
                                                                                   212,746,872         292,045,818
------------------------------------------------------------------------------------------------------------------
     (9,314,233)       (1,128,028)         8,186,205           (4,710,418)
                                                                                   354,233,289         372,629,553
                                                                                     5,616,023           6,218,756
------------------------------------------------------------------------------------------------------------------
       (750,036)        5,712,842          6,462,878          (14,909,883)
                                                                                   245,304,466         240,346,197
------------------------------------------------------------------------------------------------------------------
     97,219,569       141,499,248         44,279,679            2,724,400
                                                                                   800,532,626         968,354,403
                                                                                    14,762,802          21,193,276
------------------------------------------------------------------------------------------------------------------
     17,286,695        22,946,346          5,659,651           (6,139,082)
                                                                                    65,062,153          79,552,932
------------------------------------------------------------------------------------------------------------------
      2,983,885        46,742,374         43,758,489           (8,490,216)
                                                                                   199,058,163         236,822,693
------------------------------------------------------------------------------------------------------------------
      1,716,824         5,507,794          3,790,970           42,582,396
                                                                                    21,660,591          72,115,304
------------------------------------------------------------------------------------------------------------------
        838,329         2,614,303          1,775,974           30,197,010
                                                                                    14,758,921          49,739,310
------------------------------------------------------------------------------------------------------------------
        112,482           588,337            475,855           21,455,983
                                                                                     9,067,002          32,749,254
                                                                                             0              53,658
------------------------------------------------------------------------------------------------------------------
              0          (274,002)          (274,002)           1,994,092
                                                                                             0           2,039,640
------------------------------------------------------------------------------------------------------------------
              0          (237,223)          (237,223)           1,079,447
                                                                                             0           1,098,483
------------------------------------------------------------------------------------------------------------------
         80,325         6,964,574          6,884,249           62,694,836
                                                                                    10,653,437          83,098,319
                                                                                             0              76,758
------------------------------------------------------------------------------------------------------------------
              0          (166,700)          (166,700)           4,809,638
                                                                                             0           4,956,212
------------------------------------------------------------------------------------------------------------------
      6,730,808                 0         (6,730,808)        (132,576,331)
                                                                                   104,872,172                   0
------------------------------------------------------------------------------------------------------------------
     39,364,541                 0        (39,364,541)        (352,729,122)
                                                                                   323,871,170                   0
                                                                                             0                   0
------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                             Valuation       Proceeds        Cost of            Net
                                                              Period           from        Investments       Realized
                                             Dividends      Deductions        Sales            Sold         Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
  American Century Investments -
  Capital Appreciation Fund: (2)             $5,882,464     ($2,974,651)  $347,378,690    $348,986,817      ($1,608,127)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:          3,787,208        (578,804)     1,767,421       1,342,657          424,764
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                   11,536,379      (1,844,101)     2,876,456       2,187,102          689,354
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                           3,033,640      (1,277,878)     1,967,157       1,268,813          698,344
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio:                           762,691        (144,474)     6,265,740       5,529,606          736,134
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                    2,134,313        (253,981)     1,353,806       1,132,813          220,993
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Contrafund Portfolio:                       4,376,096      (2,382,593)       989,526         754,795          234,731
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio:                          890,215        (515,853)     2,042,782       1,517,607          525,175
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)   1,578,341        (279,189)    35,001,358      34,302,739          698,619
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                        0      (2,188,842)    16,697,333      12,596,723        4,100,610
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio:                           940,676        (329,511)     1,236,230         981,509          254,721
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                    757,640        (131,213)     4,035,296       3,816,553          218,743
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                           1,871,919        (768,752)     1,933,431       1,461,183          472,248
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Portfolio: (4)                 64,108         (25,465)     5,452,797       5,400,161           52,636
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                 5,510,563      (4,109,527)    16,620,763      10,266,465        6,354,298
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                              Net
         Net Unrealized
          Gain (Loss)                    Net          Increase (Decrease)                Net Assets
-------------------------------       Change in          In Net Assets      -------------------------------
   Beginning           End           Unrealized            from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------
   $8,139,519               $0       ($8,139,519)        ($339,404,560)
                                                                             $346,244,393                $0
-----------------------------------------------------------------------------------------------------------
    2,963,927        7,196,636         4,232,709             6,589,199
                                                                               39,989,335        54,444,411
-----------------------------------------------------------------------------------------------------------
   10,675,870       33,998,298        23,322,428            50,561,862
                                                                              106,469,428       190,735,350
-----------------------------------------------------------------------------------------------------------
    5,256,264       22,394,599        17,138,335            28,222,857
                                                                               80,442,047       128,257,345
-----------------------------------------------------------------------------------------------------------
      649,630          225,478          (424,152)            4,069,619
                                                                                8,449,388        13,449,206
-----------------------------------------------------------------------------------------------------------
    2,502,591        3,922,056         1,419,465             2,575,422
                                                                               17,103,129        23,199,341
-----------------------------------------------------------------------------------------------------------
   15,161,493       50,217,979        35,056,486           100,377,564
                                                                              118,886,521       256,548,805
-----------------------------------------------------------------------------------------------------------
    2,304,865       11,512,547         9,207,682            26,383,649
                                                                               21,230,903        57,721,771
-----------------------------------------------------------------------------------------------------------
      405,959                0          (405,959)          (24,948,755)
                                                                               23,356,943                 0
-----------------------------------------------------------------------------------------------------------
   17,668,916       36,485,267        18,816,351            16,995,758
                                                                              172,876,567       210,600,444
-----------------------------------------------------------------------------------------------------------
      751,567        4,804,494         4,052,927            17,251,901
                                                                               15,281,267        37,451,981
-----------------------------------------------------------------------------------------------------------
      140,666          381,113           240,447             5,252,958
                                                                                8,417,464        14,756,039
-----------------------------------------------------------------------------------------------------------
    2,192,571       11,683,190         9,490,619            28,161,560
                                                                               40,800,809        79,992,417
                                                                                        0            35,986
-----------------------------------------------------------------------------------------------------------
       (6,468)               0             6,468            (1,788,353)
                                                                                1,690,606                 0
-----------------------------------------------------------------------------------------------------------
   16,710,390       62,504,868        45,794,478           203,261,915
                                                                              172,398,274       429,093,163
                                                                                        0           116,838
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                       Valuation          Proceeds        Cost of           Net
                                                                        Period              from        Investments      Realized
                                                       Dividends      Deductions           Sales            Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                         $4,375        ($79,412)      $1,639,618      $1,424,729       $214,889
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               1,239,038        (531,930)      14,866,827      11,618,994      3,247,833
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
   Growth Portfolio: (5)                                 8,158,940      (1,195,227)     128,039,479     103,983,767     24,055,712
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                          0        (406,682)       3,797,005       3,880,012        (83,007)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                            0        (262,081)       1,453,829       1,486,006        (32,177)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                               0        (133,426)         928,145         929,114           (969)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Scudder International Growth Portfolio:               0        (235,626)      13,091,485      12,881,912        209,573
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS T. Rowe Price Growth Equity Portfolio:                0        (193,734)         891,088         887,544          3,544
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
   International Portfolio: (6)                          4,599,123      (2,286,635)     278,386,778     238,895,623     39,491,155
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C                 $1,552,106,208   ($120,867,375)  $2,013,561,413  $1,773,010,971   $240,550,442
===================================================================================================================================

(1)  Effective November 28, 1997, this funds assets were transferred to the PPI
     T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, this funds assets were transferred to Aetna Income Shares.

(4) Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

(7) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.

-------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                         Net
            Gain (Loss)                     Net          Increase (Decrease)                   Net Assets
----------------------------------       Change in          In Net Assets      ------------------------------------
   Beginning             End            Unrealized            from Unit            Beginning               End
    of Year            of Year          Gain (Loss)         Transactions            of Year              of Year
-------------------------------------------------------------------------------------------------------------------
     $102,991          ($968,279)       ($1,071,270)           $1,874,530
                                                                                    $4,845,481           $5,788,593
-------------------------------------------------------------------------------------------------------------------
    3,997,171          1,786,893         (2,210,278)           17,376,715
                                                                                    23,844,347           42,965,725
-------------------------------------------------------------------------------------------------------------------
    9,459,521                  0         (9,459,521)         (116,641,588)
                                                                                    95,081,684                    0
-------------------------------------------------------------------------------------------------------------------
            0         (3,901,193)        (3,901,193)          357,381,047
                                                                                             0          352,966,999
                                                                                             0               23,166
-------------------------------------------------------------------------------------------------------------------
            0         (4,166,217)        (4,166,217)          231,490,472
                                                                                             0          227,029,997
-------------------------------------------------------------------------------------------------------------------
            0          1,637,084          1,637,084           114,784,015
                                                                                             0          116,286,704
-------------------------------------------------------------------------------------------------------------------
            0          3,033,630          3,033,630           199,692,238
                                                                                             0          202,699,815
-------------------------------------------------------------------------------------------------------------------
            0          3,371,568          3,371,568           166,269,175
                                                                                             0          169,450,553
-------------------------------------------------------------------------------------------------------------------
   29,299,509                  0        (29,299,509)         (204,019,879)
                                                                                   191,515,746                    0
-------------------------------------------------------------------------------------------------------------------
 $612,391,085        $915,465,761      $303,074,676          $615,188,037       $8,565,202,363      $11,155,254,351
===================================================================================================================

                         Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
  Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                 /s/ KPMG LLP

Hartford, Connecticut
February 26, 1999

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                  Index to Consolidated Financial Statements


                                                                                  Page
                                                                                  ----
Independent Auditors' Report                                                       F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-3

   Consolidated Balance Sheets as of December 31, 1998 and 1997                    F-4

   Consolidated Statements of Changes in Shareholder's Equity For the Years
     Ended December 31, 1998, 1997 and 1996                                        F-5

   Consolidated Statements of Cash Flows for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-6

   Notes to Consolidated Financial Statements                                      F-7

                         Independent Auditors' Report



The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:


We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.




                                                              /s/ KPMG LLP




Hartford, Connecticut
February 3, 1999

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                   (millions)

                                                             Years Ended December 31,
                                                     ------------------------------------
                                                        1998         1997         1996
                                                     ----------   ----------   ----------
Revenue:
 Premiums                                                $79.4        $69.1        $84.9
 Charges assessed against policyholders                  324.3        262.0        197.0
 Net investment income                                   877.6        878.8        852.6
 Net realized capital gains                               10.4         29.7         17.0
 Other income                                             29.6         38.3         43.6
                                                     ----------   ----------   ----------
  Total revenue                                        1,321.3      1,277.9      1,195.1
                                                     ----------   ----------   ----------
Benefits and expenses:
 Current and future benefits                             714.4        720.4        728.3
 Operating expenses                                      313.2        286.5        275.8
 Amortization of deferred policy acquisition costs       106.7         82.8         28.0
 Severance and facilities charges                           --           --         47.1
                                                     ----------   ----------   ----------
  Total benefits and expenses                          1,134.3      1,089.7      1,079.2
                                                     ----------   ----------   ----------
Income from continuing operations before
  income taxes                                           187.0        188.2        115.9

Income taxes                                              47.4         50.7         30.7
                                                     ----------   ----------   ----------
Income from continuing operations                        139.6        137.5         85.2
Discontinued Operations, net of tax
 Income from operations                                   61.8         67.8         55.9
 Gain on sale                                             59.0           --           --
                                                     ----------   ----------   ----------
Net income                                              $260.4       $205.3       $141.1
                                                     ==========   ==========   ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                    December 31,    December 31,
                                                                        1998            1997
                                                                    ------------    ------------
                             Assets
Investments:
 Debt securities available for sale, at fair value,
  (amortized cost: $11,570.3 and $12,912.2)                          $12,067.2        $13,463.8
 Equity securities, at fair value,
  Nonredeemable preferred stock (cost: $202.6 and $131.7)                203.3            147.6
  Investment in affiliated mutual funds (cost: $96.8 and$78.1)           100.1             83.0
  Common stock (cost: $1.0 and $0.2)                                       2.0               .6
 Short-term investments                                                   47.9             95.6
 Mortgage loans                                                           12.7             12.8
 Policy loans                                                            292.2            469.6
                                                                    ------------    ------------
    Total investments                                                 12,725.4         14,273.0
Cash and cash equivalents                                                608.4            565.4
Short-term investments under securities loan agreement                   277.3               --
Accrued investment income                                                151.6            163.0
Premiums due and other receivables                                        46.7             51.9
Reinsurance recoverable                                                2,959.8             11.8
Deferred policy acquisition costs                                        864.0          1,654.6
Reinsurance loan to affiliate                                               --            397.2
Deferred tax asset                                                       120.6               --
Other assets                                                              66.6             46.8
Separate accounts assets                                              29,458.4         22,982.7
                                                                    ------------    ------------
    Total assets                                                     $47,278.8        $40,146.4
                                                                    ============    ============
                   Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                               $3,815.9         $3,763.7
 Unpaid claims and claim expenses                                         18.8             38.0
 Policyholders' funds left with the Company                           11,305.6         11,143.5
                                                                    ------------    ------------
    Total insurance reserve liabilities                               15,140.3         14,945.2
 Payables under securities loan agreement                                277.3               --
 Other liabilities                                                       793.2            312.8
 Income taxes:
  Current                                                                279.8             12.4
  Deferred                                                                  --             72.0
 Separate accounts liabilities                                        29,430.2         22,970.0
                                                                    ------------    ------------
    Total liabilities                                                 45,920.8         38,312.4
                                                                    ------------    ------------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized;
  55,000 shares issued and outstanding)                                    2.8              2.8
 Paid-in capital                                                         427.3            418.0
 Accumulated other comprehensive income                                  104.8             92.9
 Retained earnings                                                       823.1          1,320.3
                                                                    ------------    ------------
    Total shareholder's equity                                         1,358.0          1,834.0
                                                                    ------------    ------------
     Total liabilities and shareholder's equity                      $47,278.8        $40,146.4
                                                                    ============    ============

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                          Years Ended December 31,
                                                   --------------------------------------
                                                      1998          1997          1996
                                                   ----------    ----------    ----------
Shareholder's equity, beginning of year             $1,834.0      $1,609.5      $1,583.0

Comprehensive income
 Net income                                            260.4         205.3         141.1
 Other comprehensive income (loss), net of tax:
   Unrealized gains (losses) on securities
    ($18.2 million, $49.9 million and
    $(110.6) million, pretax, respectively)             11.9          32.4         (72.0)
                                                   ----------    ----------    ----------
Total comprehensive income                             272.3         237.7          69.1
                                                   ----------    ----------    ----------
Capital contributions                                    9.3            --          10.4

Other changes                                            1.4           4.1         (49.5)

Common stock dividends                                (759.0)        (17.3)         (3.5)
                                                   ----------    ----------    ----------
Shareholder's equity, end of year                   $1,358.0      $1,834.0      $1,609.5
                                                   ==========    ==========    ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                           ---------------------------------------
                                                                             1998           1997           1996
                                                                           ---------      ---------      ---------
Cash Flows from Operating Activities:
Net income                                                                    $260.4         $205.3         $141.1
Adjustments to reconcile net income to net cash provided by
 (used for) operating activities:
 Net accretion of discount on investments                                      (29.5)         (66.4)         (68.0)
 Gain on sale of discontinued operations                                       (88.3)            --             --
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities and net realized capital
   gains before changes in assets and liabilities                              142.6          138.9           73.1
 Net realized capital gains                                                    (11.1)         (36.0)         (19.7)
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities before changes in assets
   and liabilities                                                             131.5          102.9           53.4
   Changes in assets and liabilities:
    Decrease (increase) in accrued investment income                            11.4           (4.0)          16.5
    (Increase) decrease in premiums due and other receivables                  (16.3)         (33.3)           1.6
    Decrease (increase) in policy loans                                        177.4          (70.3)         (60.7)
    Increase in deferred policy acquisition costs                             (117.3)        (139.3)        (174.0)
    Decrease in reinsurance loan to affiliate                                  397.2          231.1           27.2
    Net increase in universal life account balances                            122.9          157.1          146.6
    Decrease in other insurance reserve liabilities                            (41.8)        (120.3)        (114.9)
    Net (decrease) increase in other liabilities and other assets              (50.8)         (41.7)           3.1
    Increase (decrease) in income taxes                                        100.4          (31.4)         (26.7)
    Other, net                                                                    --             --            1.1
                                                                           ---------      ---------      ---------
    Net cash provided by (used for) operating activities                       714.6           50.8         (126.8)
                                                                           ---------      ---------      ---------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                         6,790.2        5,311.3        5,182.2
  Equity securities                                                            150.1          103.1          190.5
  Mortgage loans                                                                 0.3            0.2            8.7
  Life business                                                                966.5             --             --
 Investment maturities and collections of:
  Debt securities available for sale                                         1,290.3        1,212.7          885.2
  Short-term investments                                                       129.9           89.3           35.0
 Cost of investment purchases in:
  Debt securities available for sale                                        (6,701.4)      (6,732.8)      (6,534.3)
  Equity securities                                                           (125.7)        (113.3)        (118.1)
  Other investments                                                         (2,725.9)            --             --
 Short-term investments                                                        (81.9)        (149.9)         (54.7)
 Other, net                                                                       --             --          (17.6)
                                                                           ---------      ---------      ---------
    Net cash used for investing activities                                    (307.6)        (279.4)        (423.1)
                                                                           ---------      ---------      ---------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                     1,571.1        1,621.2        1,579.5
 Withdrawals of investment contracts                                        (1,393.1)      (1,256.3)      (1,146.2)
 Capital contribution to Separate Account                                         --          (25.0)            --
 Return of capital from Separate Account                                         1.7           12.3             --
 Capital contribution from HOLDCO                                                9.3             --           10.4
 Dividends paid to shareholder                                                (553.0)         (17.3)          (3.5)
                                                                           ---------      ---------      ---------
    Net cash (used for) provided by financing activities                      (364.0)         334.9          440.2
                                                                           ---------      ---------      ---------
Net increase (decrease) in cash and cash equivalents                            43.0          106.3         (109.7)
Cash and cash equivalents, beginning of year                                   565.4          459.1          568.8
                                                                           ---------      ---------      ---------
Cash and cash equivalents, end of year                                        $608.4         $565.4         $459.1
                                                                           =========      =========      =========
Supplemental cash flow information:
 Income taxes paid, net                                                        $48.4          $119.6         $85.5
                                                                           =========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements


1. Summary of Significant Accounting Policies


   Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services in the United States. Prior to the sale of the domestic individual life insurance business on October 1, 1998, the Company had two business segments: financial services and individual life insurance. On October 1, 1998, the Company sold its domestic individual life insurance operations to Lincoln National Corporation ("Lincoln") and accordingly they are now classified as Discontinued Operations. (Refer to note 2)


   Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.


   Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.


   Basis of Presentation
   ---------------------


   The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARS"), whose ultimate parent is Aetna Inc. ("Aetna").


   The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.


   New Accounting Standards
   ------------------------


   Disclosures about Segments of an Enterprise and Related Information


   As of December 31, 1998, the Company adopted Financial Accounting Standard ("FAS") No. 131, Disclosures about Segments of an Enterprise and Related Information. This statement establishes standards for the reporting of information relating to operating segments. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). The adoption of this statement did not change the composition or the results of operations of any of the operating segments of the Company, which are consistent with the management approach.

1. Summary of Significant Accounting Policies (continued)


   Accounting for the Costs of Computer Software Developed and Obtained for Internal Use


   On January 1, 1998, the Company adopted Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement requires that certain costs incurred in developing internal use computer software (in process at, and subsequent to the adoption date) be capitalized, and provides guidance for determining whether computer software is considered to be for internal use. The Company amortizes these costs over a period of 3 to 5 years. Previously, the Company expensed the cost of internal-use computer software as incurred. The adoption of this statement resulted in a net after-tax increase to the results of operations of $6.5 million for the year ended December 31, 1998.


   Accounting for Transfers and Servicing of Financial Assets and
   Extinguishments of Liabilities


   In June 1996, the Financial Accounting Standards Board ("FASB") issued FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, that provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. FAS No. 125 was effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending were not effective until January 1, 1998. The adoption of those provisions effective in 1998 did not have a material effect on the Company's financial position or results of operations.


   Future Application of Accounting Standards
   ------------------------------------------


   Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That
     Do Not Transfer Insurance Risk


   In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this statement and the potential effect on its financial position and results of operations.


   Accounting for Derivative Instruments and Hedging Activities


   In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. This standard is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of adoption of this statement and the potential effect on its financial position and results of operations.

1. Summary of Significant Accounting Policies (continued)


   Accounting by Insurance and Other Enterprises for Insurance-Related
   Assessments



   In December 1997, the AICPA issued SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.


   Use of Estimates
   ----------------


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.



   Cash and Cash Equivalents
   -------------------------


   Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.


   Investments
   -----------


   Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available-for-sale investments, other than amounts allocable to experience-rated contractholders, are reflected in shareholder's equity, net of related taxes.


   Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.


   The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

   At December 31, 1998 and 1997, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $277.3 million and $385.1 million, respectively.


   Purchases and sales of debt and equity securities are recorded on the trade date.


   The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.


   Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.


   Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.


   The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 4.)


   Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.


   Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.


   Deferred Policy Acquisition Costs
   ---------------------------------


   Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), such costs are amortized over expected premium-paying periods (up to 20 years). For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), and certain annuity contracts,

1. Summary of Significant Accounting Policies (continued)

   such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 50 years for universal life and up to 20 years for certain annuity contracts). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.


   Insurance Reserve Liabilities
   -----------------------------


   Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Prior to the sale of the domestic individual life insurance business on October 1, 1998, (refer to note 2), reserves for universal life products were equal to cumulative deposits less withdrawals and charges plus credited interest thereon, plus (less) net realized capital gains (losses) (which were reflected through credited interest rates). These reserves also included unrealized capital gains (losses) related to FAS No. 115. As a result of the sale and transfer of assets supporting the business, reserves for universal life products will no longer include net realized capital gains (losses) and unrealized gains (losses) related to FAS No. 115 for the years ended December 31, 1998 and beyond.


   Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are for immediate annuities with life contingent-payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.


   Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.


   Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.00% to 8.10% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.


   Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

1. Summary of Significant Accounting Policies (continued)


   Premiums, Charges Assessed Against Policyholders, Benefits and Expenses
   -----------------------------------------------------------------------


   For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.


   Separate Accounts
   -----------------


   Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in some cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected mutual funds not managed by the Company.


   As of December 31, 1998, Separate Accounts assets are carried at fair value. At December 31, 1998, unrealized gains of $10.0 million, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. At December 31, 1997, Separate Account assets supporting the guaranteed interest option were carried at an amortized cost of $658.6 million (fair value $668.7 million). Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.00% to 8.10% in 1998 and 4.10% to 8.10% in 1997.


   Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

1. Summary of Significant Accounting Policies (continued)


   Reinsurance
   -----------


   The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. The majority of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1998 is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to Note 2)


   Income Taxes
   ------------


   The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


2. Discontinued Operations-Individual Life Insurance


   On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Insurance reserves ceded as of December 31, 1998 were $2.9 billion. Deferred policy acquisition costs related to the life policies of $907.9 million were written off against the gain on the sale. Certain invested assets related to and supporting the life policies were sold to consummate the life sale, and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $58 million will be deferred and amortized over approximately 15 years (as profits in the book of business sold emerge). The remaining portion of the gain was recognized immediately in net income and was largely attributed to the sale of the domestic life insurance business for access to the agency sales force and brokerage distribution channel. The unamortized portion of the gain is presented in other liabilities on the Consolidated Balance Sheets.


   The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million, $620.4 million and $445.7 million for 1998, 1997 and 1996, respectively. Premiums ceded and reinsurance recoveries made in 1998 totaled $153.4 million and $57.7 million, respectively.

3. Investments


   Debt securities available for sale as of December 31, 1998 were as follows:



                                                                           Gross          Gross
                                                          Amortized      Unrealized     Unrealized        Fair
    1998 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------
    U.S. government and government agencies
     and authorities                                         $718.9         $60.4           $0.2          $779.1

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               615.2          29.8            4.1           640.9
      Financial                                             2,259.2          94.6            5.6         2,348.2
      Transportation/capital goods                            580.8          33.0            1.1           612.7
      Health care/consumer products                         1,328.2          69.8            4.8         1,393.2
      Natural resources                                       254.5           6.9            2.3           259.1
      Other corporate securities                              261.7           5.8            7.4           260.1
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        5,299.6         239.9           25.3         5,514.2
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            507.6          30.4           32.9           505.1
      Utilities                                               147.0          32.4             --           179.4
      Other                                                   511.2          14.9            1.8           524.3
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,165.8          77.7           34.7         1,208.8
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           671.9          38.4            2.9           707.4
      Collateralized mortgage obligations                   1,879.6         119.7           10.4         1,988.9
   --------------------------------------------------------------------------------------------------------------
    Total residential mortgage-backed securities            2,551.5         158.1           13.3         2,696.3
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,114.9          30.9            9.8         1,136.0

    Other asset-backed securities                             719.3          13.8            0.6           732.5
   --------------------------------------------------------------------------------------------------------------

 Total debt securities                                    $11,570.3        $580.8          $83.9       $12,067.2
   ==============================================================================================================

3. Investments (continued)


   Debt securities available for sale as of December 31, 1997 were as follows:



                                                                             Gross          Gross
                                                          Amortized      Unrealized     Unrealized       Fair
    1997 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------

    U.S. government and government agencies
     and authorities                                       $1,219.7         $74.0           $0.1        $1,293.6

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               521.3          23.5            0.9           543.9
      Financial                                             2,370.7          84.6            1.3         2,454.0
      Transportation & capital goods                          528.2          33.2            0.1           561.3
      Healthcare & consumer products                          728.5          27.0            2.6           752.9
      Natural resources                                       143.5           5.5             --           149.0
      Other corporate securities                              545.2          27.2            0.1           572.3
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        4,837.4         201.0            5.0         5,033.4
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            612.5          36.7           23.6           625.6
      Utilities                                               177.5          28.7             --           206.2
      Other                                                   857.9          27.7           42.8           842.8
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,647.9          93.1           66.4         1,674.6
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           784.4          71.3            2.0           853.7
      Collateralized mortgage obligations                   2,280.5         137.4            2.0         2,415.9
   --------------------------------------------------------------------------------------------------------------
     Total residential mortgage-backed securities           3,064.9         208.7            4.0         3,269.6
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,127.8          34.0            0.4         1,161.4

    Other asset-backed securities                           1,014.2          17.1            0.4         1,030.9
   --------------------------------------------------------------------------------------------------------------

    Total debt securities                                 $12,912.2        $627.9          $76.3       $13,463.8
   ==============================================================================================================

   At December 31, 1998 and 1997, net unrealized appreciation of $496.9 million and $551.6 million, respectively, on available-for-sale debt securities included $355.8 million and $429.3 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.


   The amortized cost and fair value of debt securities for the year ended December 31, 1998 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                               Amortized        Fair
        (Millions)                                Cost          Value
        ---------------------------------------------------------------
        Due to mature:
        One year or less                          $553.5         $554.6
        After one year through five years        2,619.7        2,692.4
        After five years through ten years       1,754.0        1,801.7
        After ten years                          2,257.4        2,453.7
        Mortgage-backed securities               3,666.4        3,832.3
        Other asset-backed securities              719.3          732.5
        ---------------------------------------------------------------
        Total                                  $11,570.3      $12,067.2
        ===============================================================

   At December 31, 1998 and 1997, debt securities carried at $8.8 million and $8.2 million, respectively, were on deposit as required by regulatory authorities.


   The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1998.


   Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:



                                                          1998                          1997
                                                 -----------------------       -----------------------
                                                    Fair       Amortized         Fair        Amortized
   (Millions)                                      Value          Cost           Value          Cost
-------------------------------------------------------------------------------------------------------

    Total residential CMOs (1)                    $1,988.9     $1,879.6         $2,415.9     $2,280.5
=======================================================================================================
    Percentage of total:
     Supporting experience rated  products            81.7%                         81.6%
     Supporting remaining products                    18.3%                         18.4%
-------------------------------------------------------------------------------------------------------
                                                     100.0%                        100.0%
=======================================================================================================

 (1) At December 31, 1998 and 1997, approximately 66% and 73%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

3. Investments (continued)


   There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1998 and 1997, approximately 2% and 4%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).


   Investments in equity securities available for sale as of December 31 were as follows:

    (Millions)                           1998        1997
   -------------------------------------------------------
    Amortized Cost                     $300.4      $210.0
    Gross unrealized gains               13.1        21.3
    Gross unrealized losses               8.1          .1
   -------------------------------------------------------
    Fair Value                         $305.4      $231.2
   =======================================================

4. Financial Instruments


   Estimated Fair Value
   --------------------


   The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1998 and 1997 were as follows:



                                              1998                       1997
                                      ---------------------      -----------------------
                                      Carrying       Fair        Carrying        Fair
(Millions)                             Value         Value        Value         Value
----------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                         $12.7        $12.3        $12.8           $12.4
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity              $1,063.9       $984.3      $1,030.3       $1,005.4
   Without a fixed maturity           10,241.7      9,686.2      10,113.2        9,587.5
-----------------------------------------------------------------------------------------

   Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

   The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:


   Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.


   Investment contract liabilities (included in Policyholders' funds left with the Company):


   With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.


   Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.


   Off-Balance-Sheet and Other Financial Instruments
   -------------------------------------------------


   Futures Contracts:


   Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively.


   Warrants:


   Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1998 were $1.5 million, respectively. The carrying values and estimated fair values as of December 31, 1997 were $.6 million, respectively.

4. Financial Instruments (continued)

   Debt Instruments with Derivative Characteristics:


   The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1998 was as follows:



                                                         Amortized       Fair
    (Millions)                                               Cost        Value
   -----------------------------------------------------------------------------
    Residential collateralized mortgage obligations      $1,879.6      $1,988.9
     Principal-only strips (included above)                  20.2          24.0
     Interest-only strips (included above)                   17.3          18.0
    Other structured securities with derivative
     characteristics (1)                                     87.3          80.6
   -----------------------------------------------------------------------------

    (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.


5. Net Investment Income


   Sources of net investment income were as follows:

                                                1998        1997        1996
   ----------------------------------------------------------------------------
    Debt securities                             $798.8      $814.6      $805.3
    Nonredeemable preferred stock                 18.4        12.9         5.8
    Investment in affiliated mutual funds          6.6         3.8        10.8
    Mortgage loans                                 0.6         0.3         0.6
    Policy loans                                   7.2         5.7         6.4
    Reinsurance loan to affiliate                  2.3         5.5         9.3
    Cash equivalents                              44.6        38.8        27.1
    Other                                         16.7         9.5         1.8
   -----------------------------------------------------------------------------
    Gross investment income                      895.2       891.1       867.1
    Less: investment expenses                    (17.6)      (12.3)      (14.5)
   -----------------------------------------------------------------------------
    Net investment income                       $877.6      $878.8      $852.6
   =============================================================================

   Net investment income includes amounts allocable to experience rated contractholders of $655.6 million, $673.8 million and $649.5 million for the years ended December 31, 1998, 1997 and 1996, respectively. Interest credited to contractholders is included in current and future benefits.

6. Dividend Restrictions and Shareholder's Equity

   The Company paid $553.0 million and $17.3 million in cash dividends to HOLDCO in 1998 and 1997, respectively. Additionally, at December 31, 1998, the Company accrued $206.0 million in dividends. Of the $759.0 million dividends paid and accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.


   In January 1999, the accrued dividends of $206.0 million were paid by the Company to HOLDCO. Further dividends to be paid by the Company to HOLDCO during 1999 will need to be approved by the Insurance Department of the State of Connecticut (the "Department") prior to payment.


   The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $148.1 million, $80.5 million and $57.8 million for the years ended December 31, 1998, 1997 and 1996, respectively. Statutory capital and surplus was $773.0 million and $778.7 million as of December 31, 1998 and 1997, respectively.


   As of December 31, 1998, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.


7. Capital Gains and Losses on Investment Operations


   Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.


   Net realized capital gains on investments were as follows:



    (Millions)                                      1998       1997       1996
   ----------------------------------------------------------------------------
    Debt securities                                 $7.4      $21.1       $9.5
    Equity securities                                3.0        8.6        7.5
   ----------------------------------------------------------------------------
    Pretax realized capital gains                  $10.4      $29.7      $17.0
   ============================================================================
    After-tax realized capital gains                $7.3      $19.2      $11.1
   ============================================================================

   Net realized capital gains of $15.0 million, $83.7 million and $52.5 million for 1998, 1997 and 1996, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains were $118.6 million and $120.1 million at December 31, 1998 and 1997, respectively.

7. Capital Gains and Losses on Investment Operations (continued)

   Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:



    (Millions)                              1998          1997          1996
   ----------------------------------------------------------------------------
    Proceeds on sales                     $6,790.2      $5,311.3      $5,182.2
    Gross gains                               98.8          23.8          22.1
    Gross losses                              91.4           2.7          12.6
   ----------------------------------------------------------------------------

   Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


    (Millions)                                          1998        1997        1996
   -----------------------------------------------------------------------------------
    Debt securities                                   $18.9      $44.3      $(100.1)
    Equity securities                                 (16.1)       5.6        (10.5)
    Other                                              15.4         --           --
   -----------------------------------------------------------------------------------
        Subtotal                                       18.2       49.9       (110.6)
    Increase (decrease) in deferred income taxes
      (Refer to note 8)                                 6.3       17.5        (38.6)
   -----------------------------------------------------------------------------------
    Net changes in accumulated other
      comprehensive income                            $11.9      $32.4       $(72.0)
   ===================================================================================

   Net unrealized capital gains allocable to experience-rated contracts of $355.8 million at December 31, 1998 are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. At December 31, 1997, net unrealized capital gains of $356.7 million and $72.6 million at December 31, 1997 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

7. Capital Gains and Losses on Investment Operations (continued)


   Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience-rated contractholders, at December 31:



    (Millions)                                            1998      1997       1996
   ----------------------------------------------------------------------------------
    Debt securities:
     Gross unrealized capital gains                     $157.3     $140.6     $101.7
     Gross unrealized capital losses                     (16.2)     (18.4)     (23.8)
   ----------------------------------------------------------------------------------
                                                         141.1      122.2       77.9
   ----------------------------------------------------------------------------------
    Equity securities:
     Gross unrealized capital gains                       13.1       21.2       16.3
     Gross unrealized capital losses                      (8.1)      (0.1)      (0.8)
   ----------------------------------------------------------------------------------
                                                           5.0       21.1       15.5
   ----------------------------------------------------------------------------------
    Other:
     Gross unrealized capital gains                       17.1         --         --
     Gross unrealized capital losses                      (1.7)        --         --
   ----------------------------------------------------------------------------------
                                                          15.4         --         --
   ----------------------------------------------------------------------------------
    Deferred income taxes (Refer to note 8)               56.7       50.4       32.9
   ----------------------------------------------------------------------------------
    Net accumulated other comprehensive income          $104.8      $92.9      $60.5
   ==================================================================================

   Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:



   (Millions)                                           1998       1997         1996
   ----------------------------------------------------------------------------------
    Unrealized holding gains (losses) arising
      during the year (1)                               $38.3      $98.8       $(14.8)
    Less: reclassification adjustment for gains and
      other items included in net income (2)             26.4       66.4         57.2
   -----------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities        $11.9      $32.4       $(72.0)
   ===================================================================================

    (1) Pretax unrealized holding gains (losses) arising during the year were $58.8 million, $152.3 million and ($22.9) million for 1998, 1997 and 1996, respectively.
    (2) Pretax reclassification adjustments for gains and other items included in net income were $40.6 million, $102.4 million and $87.7 million for 1998, 1997 and 1996, respectively.

8. Income Taxes


   The Company is included in the consolidated federal income tax return, the combined returns of Connecticut and New York, and the Illinois unitary state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.


   Income taxes from continuing operations consist of the following:



    (Millions)                                    1998         1997         1996
   -------------------------------------------------------------------------------
    Current taxes (benefits):
     Federal                                      $246.4       $28.7       $30.0
     State                                           1.3         2.0         2.3
     Net realized capital gains                     16.8        39.1        24.4
   ------------------------------------------------------------------------------
                                                   264.5        69.8        56.7
   ------------------------------------------------------------------------------
    Deferred taxes (benefits):
     Federal                                      (203.2)        9.4        (7.6)
     Net realized capital (losses)                 (13.9)      (28.5)      (18.4)
   ------------------------------------------------------------------------------
                                                  (217.1)      (19.1)      (26.0)
   ------------------------------------------------------------------------------
      Total                                        $47.4       $50.7       $30.7
   ==============================================================================

   Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



   (Millions)                                      1998        1997        1996
   ------------------------------------------------------------------------------
    Income from continuing operations before
      income taxes                                $187.0      $188.2      $115.9
    Tax rate                                        35%         35%         35%
    ------------------------------------------------------------------------------
    Application of the tax rate                     65.5        65.9        40.6
    Tax effect of:
     State income tax, net of federal benefit        0.9         1.3         1.5
     Excludable dividends                          (17.1)      (15.6)      (10.8)
     Other, net                                     (1.9)       (0.9)       (0.6)
   ------------------------------------------------------------------------------
      Income taxes                                 $47.4       $50.7       $30.7
   ==============================================================================

8. Income Taxes (Continued)

   The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:



    (Millions)                                           1998        1997
   ------------------------------------------------------------------------
    Deferred tax assets:
     Insurance reserves                                 $324.1      $415.8
     Unrealized gains allocable to experience
      rated contracts                                    124.5       150.1
     Investment (gains) losses                            (0.3)        6.6
     Postretirement benefits other than pensions          26.0        26.3
     Deferred compensation                                38.6        31.2
     Restructuring charge                                  2.9         9.5
     Depreciation                                          1.7         3.9
     Sale of individual life                              48.9           -
     Other                                                16.0         8.8
   ------------------------------------------------------------------------
    Total gross assets                                   582.4       652.2
   ------------------------------------------------------------------------

    Deferred tax liabilities:
     Deferred policy acquisition costs                   272.7       515.6
     Market discount                                       4.5         5.1
     Net unrealized capital gains                        181.2       200.5
     Pension                                               3.9         3.6
     Other                                                (0.5)       (0.6)
   ------------------------------------------------------------------------
    Total gross liabilities                              461.8       724.2
   ------------------------------------------------------------------------
    Net deferred tax (asset) liability                 $(120.6)      $72.0
   ========================================================================

   Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1998 and 1997, no valuation allowances were required for unrealized capital gains and losses.


   Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.


   The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1998. This amount would be taxed only under certain conditions.

   No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.


   The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.


9. Benefit Plans


   Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $0.8 million, $2.7 million and $4.3 million for the years ended December 31, 1998, 1997 and 1996, respectively.


   In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1998, 1997 and 1996 were $0.9 million, $2.7 million and $1.8 million, respectively.


   As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after-tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.


   The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.


   The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1998, 1997 and 1996 were $1.4 million, $0.6 million and $0.7 million, respectively.


   Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula,

 9. Benefit Plans (continued)


    which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on the Company's results of operations, liquidity or financial condition.


    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.7 million, $4.4 million and $5.4 million in 1998, 1997 and 1996, respectively.


    Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1998, 1997 and 1996, were $4.1 million, $2.9 million and $8.1 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1998, other changes in shareholder's equity include an additional increase of $0.7 million reflecting revisions to the allocation of the deferred tax benefit.


10. Related Party Transactions


    Investment Advisory and Other Fees
    ----------------------------------


    In February 1998 and May 1998, Aeltus Investment Management Inc. ("Aeltus"), an affiliate of the Company, assumed investment advisory services for Aetna managed mutual funds and variable funds (collectively, the Funds), respectively. In connection with that assumption of duties, Aeltus entered into participation agreements with the Company. Participation fees paid to the Company, from Aeltus, included in charges assessed against policyholders amounted to $26.9 million for 1998. Prior to assuming investment advisory services, Aeltus served as subadvisor to the Funds. Since August 1996, Aeltus has served as advisor for most of the Company's General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1998, 1997 and 1996, the Company paid $21.7 million, $45.5 million and $16.0 million, respectively, in such fees.


    Prior to February 1998 and May 1998, the Company served as investment advisor to the Funds. Under the advisory agreements, the funds paid the Company a daily fee which, on an annual basis, ranged,

10. Related Party Transactions (continued)


    depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders, amounted to $287.0 million, $271.2 million and $186.6 million in 1998, 1997 and 1996, respectively.


    Reinsurance Transactions
    ------------------------


    Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred and the loan previously established was reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) as of December 31, 1997 relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million as of December 31, 1997 and was based upon the fair value of the underlying assets.


    Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct domestic individual non-participating life insurance business was sold to Lincoln. (Refer to note 2).


    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $336.3 million, $176.7 million and $25.3 million and current and future benefits of $341.1 million, $183.9 million and $39.5 million, were assumed in 1998, 1997 and 1996, respectively. Investment income of $17.0 million, $37.5 million and $44.1 million was generated from the reinsurance loan to affiliate for the years ended December 31, 1998, 1997 and 1996, respectively.


    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million, $5.9 million and $5.2 million for 1998, 1997 and 1996, respectively. This agreement was terminated effective October 1, 1998.


    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly

10. Related Party Transactions (continued)


    renewable term basis. Premium amounts related to this agreement were $4.4 million and $0.7 million in 1998 and 1997, respectively. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.


    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $87.8 million and $32.5 million were maintained for this contract as of December 31, 1998 and 1997, respectively.


    Capital Transactions
    --------------------


    The Company received a capital contribution of $9.3 million and $10.4 million in cash from HOLDCO in 1998 and 1996, respectively. The Company received no capital contributions in 1997.


    The Company paid $553.0 million, $17.3 million and 3.5 million in cash dividends to HOLDCO in 1998, 1997 and 1996, respectively. Additionally, in 1998, the Company accrued $206.0 million in dividends. (Refer to Note 6)


    Other
    -----


    Premiums due and other receivables include $1.6 million and $37.0 million due from affiliates in 1998 and 1997, respectively. Other liabilities include $2.2 million and $1.2 million due to affiliates for 1998 and 1997, respectively.


    As of December 31, 1998, Aetna transferred to the Company $0.7 million based on its decision not to settle state tax liabilities for the years 1998 and 1997. The amount transferred as of December 31, 1997 was $2.5 million. This amount has been reported as an other change in retained earnings.


    Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.


11. Reinsurance


    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 2)


    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

11. Reinsurance (continued)


    The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.



                                                     Ceded to       Assumed
                                         Direct       Other       from Other      Net
     (Millions)                          Amount     Companies      Companies     Amount
    ------------------------------------------------------------------------------------

                  1998
                  ----
     Premiums:
      Discontinued Operations            $166.8       $165.4        $340.6       $342.0
      Accident and Health Insurance        16.3         16.3            --           --
      Annuities                            80.8          2.9           1.5         79.4
    ------------------------------------------------------------------------------------
       Total earned premiums             $263.9       $184.6        $342.1       $421.4
    ====================================================================================

                  1997
                  ----
     Premiums:
      Discontinued Operations             $35.7        $15.1        $177.4       $198.0
      Accident and Health Insurance         5.6          5.6            --           --
      Annuities                            67.9           --           1.2         69.1
    ------------------------------------------------------------------------------------
       Total earned premiums             $109.2        $20.7        $178.6       $267.1
    ====================================================================================

                  1996
                  ----
     Premiums:
      Discontinued Operations             $34.6        $11.2         $25.3        $48.7
      Accident and Health Insurance         6.3          6.3            --           --
      Annuities                            84.3           --           0.6         84.9
    ------------------------------------------------------------------------------------
       Total earned premiums             $125.2        $17.5         $25.9       $133.6
    ====================================================================================

12. Segment Information


    Prior to October 1, 1998, the Company's operations were reported through two major business segments: Financial Services and Individual Life Insurance (now Discontinued Operations). Summarized financial information for the Company's principal operations was as follows:



                                                    (4)            (4)
                                                 Financial     Discontinued
    1998 (Millions)                               Services      Operations       Other          Total
    ----------------------------------------------------------------------------------------------------
     Revenue from external customers               $433.3              --            --          $433.3
     Net investment income                          877.6              --            --           877.6
    ----------------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                              $1,310.9              --            --        $1,310.9
    ====================================================================================================
     Amortization of deferred policy
      acquisition costs                            $106.7              --            --          $106.7
    ----------------------------------------------------------------------------------------------------
     Income taxes                                   $57.7                        $(10.3)          $47.4
    ----------------------------------------------------------------------------------------------------
     Operating earnings (1)                        $151.5              --            --          $151.5
     Unusual items (2)                                 --              --        $(19.2)          (19.2)
     Realized capital gains, net of tax               7.3              --            --             7.3
    ----------------------------------------------------------------------------------------------------
     Income from continuing operations             $158.8              --        $(19.2)         $139.6
     Discontinued operations, net of tax:
      Income from operations                           --           $61.8            --            61.8
      Gain on sale                                     --            59.0            --            59.0
    ----------------------------------------------------------------------------------------------------
     Net income                                    $158.8          $120.8        $(19.2)         $260.4
    ====================================================================================================
     Segment assets                             $43,458.6        $3,820.2            --       $47,278.8
    ----------------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (3)            --              --          $5.3            $5.3
    ----------------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings include an after-tax severance benefit of $1.6 million and after-tax Year 2000 costs of $20.8 million.
     (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.
     (4) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

12. Segment Information (Continued)


                                                   (3)            (3)
                                                Financial     Discontinued
     1997 (Millions)                            Services       Operations     Other      Total
    ----------------------------------------------------------------------------------------------
     Revenue from external customers               $369.4             --        --         $369.4
     Net investment income                          878.8             --        --          878.8
    ----------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                              $1,248.2             --        --       $1,248.2
    ==============================================================================================
     Amortization of deferred policy
      acquisition costs                             $82.8             --        --          $82.8
    ----------------------------------------------------------------------------------------------
     Income taxes                                   $50.7             --        --          $50.7
    ----------------------------------------------------------------------------------------------
     Operating earnings (1)                        $118.3             --        --         $118.3
     Realized capital gains, net of tax              19.2             --        --           19.2
    ----------------------------------------------------------------------------------------------
     Income from continuing operations             $137.5             --        --         $137.5
     Discontinued Operations, net of tax:
      Income from operations                           --          $67.8        --           67.8
    ----------------------------------------------------------------------------------------------
     Net Income                                    $137.5          $67.8        --         $205.3
    ==============================================================================================
     Segment assets                             $36,638.8       $3,507.6        --      $40,146.4
    ----------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (2)            --             --      $9.6           $9.6
    ----------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Expenditures for long-lived assets represents additions to property and equipment not allocable to business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

                                                        (3)            (3)
                                                     Financial     Discontinued
     1996 (Millions)                                  Services      Operations       Other        Total
    -----------------------------------------------------------------------------------------------------
     Revenue from external customers                   $325.5            --             --        $325.5
     Net investment income                              852.6            --             --         852.6
    -----------------------------------------------------------------------------------------------------
     Total revenue excluding realized capital
      gains                                          $1,178.1            --             --      $1,178.1
    =====================================================================================================
     Amortization of deferred policy acquisition
      costs                                             $28.0            --             --         $28.0
    -----------------------------------------------------------------------------------------------------
     Income taxes                                       $35.6            --          $(4.9)        $30.7
    -----------------------------------------------------------------------------------------------------
     Operating earnings (losses) (1)                    $83.2            --             --         $83.2
     Unusual items (2)                                     --            --           (9.1)         (9.1)
     Realized capital gains, net of tax:                 11.1            --             --          11.1
    -----------------------------------------------------------------------------------------------------
     Income from continuing operations                  $94.3                        $(9.1)        $85.2
     Discontinued operations, net of tax
      Income from operations                               --         $55.9             --          55.9
    -----------------------------------------------------------------------------------------------------
     Net income (loss)                                  $94.3         $55.9          $(9.1)       $141.1
    =====================================================================================================

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings represent $9.1 million after-tax corporate facilities and severance charges not directly allocable to the business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)


13. Commitments and Contingent Liabilities


    Commitments
    -----------


    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1998 and 1997, the Company had commitments to purchase investments of $68.7 million and $38.7 million, respectively. The fair value of the investments at December 31, 1998 and 1997 approximated $68.9 million and $39.0 million, respectively.


    Litigation
    ----------


    The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI.01107-99                                 ALIAC Ed. May 1999